The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.1%)
	AT&T, Inc.	12,398,869	$324,974,357
# *	Charter Communications, Inc., Class A	340,595	70,203,442
	Comcast Corp., Class A	6,306,064	187,605,404
	Electronic Arts, Inc.	791,589	161,420,829
	Fox Corp. (FOX US), Class B	422,883	27,728,438
#	Fox Corp. (FOXA US), Class A	1,001,658	72,900,669
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	110,637
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	138,602
*	Liberty Broadband Corp. (LBRDA US), Class A	11,811	567,164
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	719,629
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,130,303
# *	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	20,326,567
#	News Corp. (NWS US), Class B	28,956	900,532
	News Corp. (NWSA US), Class A	510,299	13,793,382
	Omnicom Group, Inc.	213,879	16,477,238
*	Pinterest, Inc., Class A	126,654	2,802,853
*	Take-Two Interactive Software, Inc.	1	220
	T-Mobile U.S., Inc.	780,597	153,941,534
	Verizon Communications, Inc.	6,060,362	269,807,316
*	Versant Media Group, Inc.	252,242	8,218,044
	Walt Disney Co.	853,941	96,324,545
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
# *	Warner Bros Discovery, Inc.	1,889,415	$52,034,489
TOTAL COMMUNICATION SERVICES			1,484,126,194
CONSUMER DISCRETIONARY — (4.3%)
*	Amazon.com, Inc.	257,971	61,732,460
*	Aptiv PLC	422,939	32,037,629
	Aramark	418,174	16,095,517
	Autoliv, Inc.	113,074	13,709,092
	Best Buy Co., Inc.	19,188	1,249,139
	BorgWarner, Inc.	158,149	7,497,844
*	Carnival Corp.	3,646,063	109,454,811
*	Deckers Outdoor Corp.	64	7,638
	Dick's Sporting Goods, Inc.	73,262	14,798,924
	DR Horton, Inc.	689,267	102,590,500
*	Flutter Entertainment PLC	165,600	27,348,840
	Ford Motor Co.	13,209,002	183,340,948
	Garmin Ltd.	312,637	63,040,125
	General Motors Co.	3,735,849	313,811,316
	Gentex Corp.	245,667	5,652,798
	Genuine Parts Co.	383,763	53,339,219
#	Hyatt Hotels Corp., Class A	22,222	3,474,854
	Lennar Corp. (LEN US), Class A	432,537	47,297,921
	Lennar Corp. (LENB US), Class B	15,338	1,553,126
*	Liberty Live Holdings, Inc., Class A	655	52,688
	LKQ Corp.	14,616	480,136
*	Lululemon Athletica, Inc.	241,698	42,176,301
# *	MGM Resorts International	333,859	11,197,631
*	NVR, Inc.	5,811	44,371,227
	Penske Automotive Group, Inc.	65,718	10,303,925
	PulteGroup, Inc.	663,387	82,983,080
*	Rivian Automotive, Inc., Class A	5,381	79,370
	Somnigroup International, Inc.	128,300	11,271,155
*	TopBuild Corp.	2,463	1,152,807
TOTAL CONSUMER DISCRETIONARY			1,262,101,021

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.1%)
	Albertsons Cos., Inc., Class A	6,496	$108,158
	Archer-Daniels-Midland Co.	799,300	53,800,883
	Bunge Global SA	365,951	41,674,500
	Casey's General Stores, Inc.	93,462	56,684,703
	Church & Dwight Co., Inc.	391,031	37,636,734
	Constellation Brands, Inc., Class A	456,350	71,510,045
#	Dollar General Corp.	576,534	82,692,272
# *	Dollar Tree, Inc.	445,389	52,373,292
	General Mills, Inc.	1,521,399	70,379,918
	J.M. Smucker Co.	135,541	14,212,829
	Kenvue, Inc.	5,466,079	95,109,775
	Keurig Dr. Pepper, Inc.	1,292,556	35,467,737
#	Kraft Heinz Co.	1,122,309	26,643,616
	Kroger Co.	2,303,017	144,744,618
	McCormick & Co., Inc. (MKC US)	292,238	18,069,075
	Mondelez International, Inc., Class A	1,752,049	102,442,305
*	Performance Food Group Co.	56,257	5,369,731
	Procter & Gamble Co.	845,159	128,269,781
#	Target Corp.	882,070	93,031,923
	Tyson Foods, Inc., Class A	321,109	20,978,051
*	U.S. Foods Holding Corp.	453,381	37,911,719
TOTAL CONSUMER STAPLES			1,189,111,665
ENERGY — (12.8%)
	Baker Hughes Co.	3,609,986	202,303,616
	Cheniere Energy, Inc.	44,647	9,443,734
	Chevron Corp.	4,138,886	732,168,933
	ConocoPhillips	2,677,553	279,081,349
	Coterra Energy, Inc.	2,166,592	62,506,179
	Devon Energy Corp.	1,787,820	71,888,242
	Diamondback Energy, Inc.	563,677	92,414,844
	EOG Resources, Inc.	1,771,439	198,631,455
	EQT Corp.	1,033,821	59,682,486
	Expand Energy Corp.	99,845	11,223,577
	Exxon Mobil Corp.	5,628,204	795,828,046
	Halliburton Co.	864,413	28,975,124
	Kinder Morgan, Inc.	5,924,552	180,639,591
	Marathon Petroleum Corp.	1,023,081	180,256,641
	Occidental Petroleum Corp.	3,005,872	136,436,530
	ONEOK, Inc.	1,388,041	109,918,967
	Ovintiv, Inc.	9,098	395,490
	Permian Resources Corp.	1,479	23,856
		Shares	Value†
ENERGY — (Continued)
	Phillips 66	482,271	$69,234,825
	SLB Ltd.	4,746,003	229,611,625
	TechnipFMC PLC	176,035	9,808,670
	Valero Energy Corp.	370,019	67,132,547
	Williams Cos., Inc.	2,867,326	192,856,347
TOTAL ENERGY			3,720,462,674
FINANCIALS — (22.6%)
	Aflac, Inc.	1,033,067	114,618,784
	Allstate Corp.	742,245	147,699,333
	Ally Financial, Inc.	158,292	6,692,586
	American International Group, Inc.	1,290,676	96,645,819
*	Arch Capital Group Ltd.	808,566	77,654,679
	Bank of America Corp.	4,067,188	216,374,402
	Bank of New York Mellon Corp.	956,495	114,702,880
*	Berkshire Hathaway, Inc., Class B	1,086,730	522,206,367
	Blackrock, Inc.	43,496	48,669,414
*	Block, Inc.	296,715	17,930,487
	BOK Financial Corp.	6,114	794,453
	Capital One Financial Corp.	628,863	137,676,977
	Carlyle Group, Inc.	31,843	1,871,732
	Charles Schwab Corp.	402,246	41,801,404
	Chubb Ltd.	435,632	134,854,242
	Cincinnati Financial Corp.	104,874	16,873,178
	Citigroup, Inc.	1,034,843	119,741,683
	Citizens Financial Group, Inc.	645,174	40,633,058
	CME Group, Inc.	85,300	24,656,818
	Corebridge Financial, Inc.	144,154	4,444,268
	Everest Group Ltd.	4,472	1,481,484
	F&G Annuities & Life, Inc.	17,307	510,383
	Fidelity National Financial, Inc.	287,817	15,654,367
	Fidelity National Information Services, Inc.	1,819,611	100,533,508
	Fifth Third Bancorp	2,268,007	113,899,311
	First Citizens BancShares, Inc., Class A	15,733	32,560,545
*	Fiserv, Inc.	622,552	39,675,239
	Franklin Resources, Inc.	8,604	229,038
	Global Payments, Inc.	224,644	16,115,961
	Goldman Sachs Group, Inc.	409,881	383,406,786
	Hartford Insurance Group, Inc.	975,111	131,698,492

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	3,956,669	$69,162,574
	Intercontinental Exchange, Inc.	212,071	36,853,698
	Jefferies Financial Group, Inc.	40,953	2,505,504
	JPMorgan Chase & Co.	4,124,905	1,261,767,190
	KeyCorp	2,313,801	49,792,997
	Loews Corp.	239,787	25,314,314
#	M&T Bank Corp.	334,193	74,047,143
*	Markel Group, Inc.	20,524	41,882,095
	MetLife, Inc.	2,052,753	161,921,157
	Morgan Stanley	1,352,277	247,196,236
	Nasdaq, Inc.	31,395	3,041,862
	Northern Trust Corp.	410,588	61,354,165
	Old Republic International Corp.	17,558	687,747
	PayPal Holdings, Inc.	3,033,264	159,822,680
	PNC Financial Services Group, Inc.	317,484	70,894,177
	Principal Financial Group, Inc.	1,310,318	124,113,321
	Progressive Corp.	100	20,800
	Prudential Financial, Inc.	813,831	90,424,762
	Raymond James Financial, Inc.	479,715	79,565,530
	Regions Financial Corp.	1,031,517	29,398,234
	Reinsurance Group of America, Inc., Class A	32,716	6,633,169
	RenaissanceRe Holdings Ltd.	10,134	2,854,748
	State Street Corp.	691,046	90,430,280
	Synchrony Financial	1,249,852	90,776,751
#	T. Rowe Price Group, Inc.	291,092	30,762,603
	Travelers Cos., Inc.	774,066	220,229,518
	Truist Financial Corp.	2,319,292	119,257,995
	U.S. Bancorp	2,720,680	152,657,355
	Unum Group	46,438	3,527,895
#	W.R. Berkley Corp.	460,813	31,602,555
	Wells Fargo & Co.	5,720,328	517,632,390
	Willis Towers Watson PLC	73,392	23,299,758
TOTAL FINANCIALS			6,601,738,881
HEALTH CARE — (15.1%)
	Abbott Laboratories	2,013,630	220,089,759
	Agilent Technologies, Inc.	440,948	59,020,890
	Becton Dickinson & Co.	655,328	133,346,141
*	Biogen, Inc.	139,082	25,019,461
*	Boston Scientific Corp.	847,403	79,257,603
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	3,238,811	$178,296,546
*	Centene Corp.	243,616	10,553,445
*	Charles River Laboratories International, Inc.	2,213	465,792
	Cigna Group	514,996	141,165,554
*	Cooper Cos., Inc.	36	2,930
	CVS Health Corp.	1,468,379	109,423,603
	Danaher Corp.	361,302	79,085,395
*	Edwards Lifesciences Corp.	954,526	77,660,235
#	Elevance Health, Inc.	257,069	88,879,036
*	Fortrea Holdings, Inc.	41,083	690,605
*	GE HealthCare Technologies, Inc.	1,422,310	112,319,821
	Gilead Sciences, Inc.	986,448	140,026,294
*	Henry Schein, Inc.	90,638	6,841,356
*	Hologic, Inc.	167,836	12,575,951
	Humana, Inc.	263,462	51,427,782
*	Incyte Corp.	350,140	35,038,510
*	IQVIA Holdings, Inc.	279,215	64,261,332
	Johnson & Johnson	3,881,281	882,021,107
	Labcorp Holdings, Inc.	450,068	122,202,463
	Medtronic PLC	2,021,760	208,160,410
	Merck & Co., Inc.	961,255	105,997,589
*	Neurocrine Biosciences, Inc.	9,158	1,246,037
	Pfizer, Inc.	8,342,425	220,573,717
#	Quest Diagnostics, Inc.	590,698	110,478,247
	Regeneron Pharmaceuticals, Inc.	117,321	86,987,655
#	ResMed, Inc.	141,273	36,492,229
#	Revvity, Inc.	50,487	5,492,986
	Royalty Pharma PLC, Class A	183,557	7,650,656
	STERIS PLC	227,712	59,797,171
	Stryker Corp.	151,202	55,878,211
*	Tenet Healthcare Corp.	223,843	42,369,003
	Thermo Fisher Scientific, Inc.	425,328	246,099,034
*	United Therapeutics Corp.	62,442	29,315,895
	UnitedHealth Group, Inc.	1,479,710	424,573,190
	Universal Health Services, Inc., Class B	87,938	17,698,402
*	Vertex Pharmaceuticals, Inc.	130,052	61,111,435
	Viatris, Inc.	606,093	7,933,757
	West Pharmaceutical Services, Inc.	45,288	10,466,963

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Zimmer Biomet Holdings, Inc.	371,707	$32,364,528
TOTAL HEALTH CARE			4,400,358,726
INDUSTRIALS — (14.4%)
	AECOM	5,882	567,201
#	AeroVironment, Inc.	0	0
*	Amentum Holdings, Inc.	4,494	160,795
	AMETEK, Inc.	533,970	119,598,601
*	Builders FirstSource, Inc.	127,971	14,639,882
	Carlisle Cos., Inc.	1,130	385,206
	Carrier Global Corp.	1,598,678	95,249,235
*	Copart, Inc.	1,258,806	51,082,347
	CSX Corp.	6,106,417	230,578,306
	Cummins, Inc.	466,769	270,175,233
	Deere & Co.	479,670	253,265,760
	Delta Air Lines, Inc.	2,785,685	183,548,785
	Dover Corp.	309,454	62,351,886
	Emerson Electric Co.	1,088,472	159,961,845
	Equifax, Inc.	174,565	35,157,391
	FedEx Corp.	761,554	245,410,777
	Fortive Corp.	184,127	9,723,747
	Fortune Brands Innovations, Inc.	152,460	8,248,086
	General Dynamics Corp.	472,813	165,999,916
	Howmet Aerospace, Inc.	1	208
	Hubbell, Inc.	45,598	22,249,088
	IDEX Corp.	257	51,027
#	Ingersoll Rand, Inc.	459,412	39,550,779
	Jacobs Solutions, Inc.	127,020	17,180,725
	JB Hunt Transport Services, Inc.	38,684	7,842,020
	Johnson Controls International PLC	342,764	40,878,035
	L3Harris Technologies, Inc.	443,494	152,051,918
	Leidos Holdings, Inc.	444,939	83,773,115
	ManpowerGroup, Inc.	2,008	72,951
*	MasTec, Inc.	26,730	6,428,030
	Nordson Corp.	23	6,314
	Norfolk Southern Corp.	741,835	216,052,025
	Northrop Grumman Corp.	291,481	201,780,637
	nVent Electric PLC	47,353	5,315,848
	Old Dominion Freight Line, Inc.	45,746	7,923,207
	Oshkosh Corp.	2,394	344,305
	Otis Worldwide Corp.	231,037	19,735,181
	Owens Corning	113,164	13,561,574
	PACCAR, Inc.	1,407,239	172,963,746
	Parker-Hannifin Corp.	90,836	85,007,962
	Pentair PLC	542,545	57,167,967
	Regal Rexnord Corp.	1,060	171,190
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	430,611	$92,620,120
	RTX Corp.	1,972,535	396,341,458
#	Snap-on, Inc.	278,840	102,086,112
#	Southwest Airlines Co.	628,885	29,884,615
	SS&C Technologies Holdings, Inc.	630,770	51,653,755
	Stanley Black & Decker, Inc.	105,629	8,308,777
	Textron, Inc.	184,795	16,273,048
#	TransUnion	207,854	16,424,623
*	Uber Technologies, Inc.	70,517	5,644,886
*	U-Haul Holding Co. (UHAL US)	9,000	508,950
	U-Haul Holding Co. (UHAL/B US)	411,843	21,131,664
*	United Airlines Holdings, Inc.	1,141,497	116,797,973
	United Parcel Service, Inc., Class B	287,908	30,581,588
	United Rentals, Inc.	156,411	122,322,787
	Westinghouse Air Brake Technologies Corp.	395,247	90,962,145
	Xylem, Inc.	325,860	44,926,318
TOTAL INDUSTRIALS			4,202,681,670
INFORMATION TECHNOLOGY — (12.9%)
#	Accenture PLC, Class A	512,890	135,218,320
*	Advanced Micro Devices, Inc.	440,280	104,227,484
	Amdocs Ltd.	259,502	21,263,594
	Analog Devices, Inc.	573,276	178,220,043
	Cisco Systems, Inc.	7,843,368	614,292,582
	Cognizant Technology Solutions Corp., Class A	1,466,757	120,362,079
*	Coherent Corp.	18,963	4,023,569
	Corning, Inc.	1,095,782	113,139,492
*	F5, Inc.	31,227	8,606,473
*	First Solar, Inc.	243,212	54,849,170
# *	Flex Ltd.	977,680	61,632,947
*	GLOBALFOUNDRIES, Inc.	246,437	10,399,641
#	Hewlett Packard Enterprise Co.	4,307,630	92,700,198
	HP, Inc.	317,872	6,179,432
*	Intel Corp.	2,499,131	116,134,618
*	Keysight Technologies, Inc.	273,977	59,269,444
	Marvell Technology, Inc.	798,675	63,031,431
	Micron Technology, Inc.	1,911,377	792,992,090

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	624,733	$141,277,121
*	Okta, Inc.	31,252	2,640,169
*	ON Semiconductor Corp.	382,088	22,883,250
*	PTC, Inc.	1,050	163,937
	Qnity Electronics, Inc.	235,243	22,625,672
*	Qorvo, Inc.	56,258	4,394,312
	QUALCOMM, Inc.	1,000,719	151,698,993
	Ralliant Corp.	162,226	8,593,111
	Roper Technologies, Inc.	86,628	32,158,912
	Salesforce, Inc.	902,585	191,609,770
*	Sandisk Corp.	221,962	127,905,602
# *	Super Micro Computer, Inc.	648,796	18,886,452
	TD SYNNEX Corp.	53,561	8,498,524
	TE Connectivity PLC	1,024,738	228,291,132
*	Teledyne Technologies, Inc.	63,273	39,248,242
*	Trimble, Inc.	302,052	20,418,715
*	Twilio, Inc., Class A	126,491	15,237,106
#	Western Digital Corp.	569,435	142,489,720
*	Zebra Technologies Corp., Class A	5,729	1,346,200
*	Zoom Communications, Inc.	322,219	29,676,370
TOTAL INFORMATION TECHNOLOGY			3,766,585,917
MATERIALS — (6.2%)
#	Air Products & Chemicals, Inc.	450,992	122,895,320
#	Albemarle Corp.	41,730	7,120,390
	Amcor PLC	438,034	19,383,004
	CF Industries Holdings, Inc.	206,254	19,229,060
	Corteva, Inc.	789,571	57,480,769
	CRH PLC (CRHCF US)	1,624,457	198,849,781
	Crown Holdings, Inc.	16,342	1,710,681
	DuPont de Nemours, Inc.	470,486	20,663,745
	Freeport-McMoRan, Inc.	4,570,064	275,254,955
	International Flavors & Fragrances, Inc.	3,699	258,227
#	International Paper Co.	500,380	20,175,322
	Linde PLC	684,728	312,900,154
	Martin Marietta Materials, Inc.	139,429	90,900,737
	Newmont Corp.	1,913,125	214,939,594
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	529,451	$94,094,032
	Packaging Corp. of America	287,417	63,964,653
	PPG Industries, Inc.	639,425	73,936,713
	Reliance, Inc.	45,838	15,103,621
	Smurfit WestRock PLC	732,183	30,480,778
	Steel Dynamics, Inc.	340,340	61,114,854
	Vulcan Materials Co.	350,819	105,435,142
#	Westlake Corp.	129,588	10,278,920
TOTAL MATERIALS			1,816,170,452
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	592,444	100,910,987
*	CoStar Group, Inc.	263,971	16,234,216
*	Jones Lang LaSalle, Inc.	36,824	13,179,678
*	Zillow Group, Inc. (Z US), Class C	83,091	5,237,226
*	Zillow Group, Inc. (ZG US), Class A	28,234	1,757,284
TOTAL REAL ESTATE			137,319,391
TOTAL COMMON STOCKS Cost ($17,668,945,644)			28,580,656,591

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	268,604,968	268,604,968
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	27,222,757	314,885,636
TOTAL INVESTMENTS — (100.0%)
(Cost $18,252,436,248)^^			$29,164,147,195

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	628	03/20/26	$218,752,614	$218,724,550	$(28,064)
Total Futures Contracts			$218,752,614	$218,724,550	$(28,064)
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,484,126,194	—	—	$1,484,126,194
Consumer Discretionary	1,262,101,021	—	—	1,262,101,021
Consumer Staples	1,189,111,665	—	—	1,189,111,665
Energy	3,720,462,674	—	—	3,720,462,674
Financials	6,601,738,881	—	—	6,601,738,881
Health Care	4,400,358,726	—	—	4,400,358,726
Industrials	4,202,681,670	—	—	4,202,681,670
Information Technology	3,766,585,917	—	—	3,766,585,917
Materials	1,816,170,452	—	—	1,816,170,452
Real Estate	137,319,391	—	—	137,319,391
Temporary Cash Investments	268,604,968	—	—	268,604,968
Securities Lending Collateral	—	$314,885,636	—	314,885,636
Total Investments in Securities	$28,849,261,559	$314,885,636	—	$29,164,147,195
Financial Instruments
Liabilities
Futures Contracts**	(28,064)	—	—	(28,064)
Total Financial Instruments	$(28,064)	—	—	$(28,064)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.5%)
	Ansell Ltd.	19,794	$448,773
	ANZ Group Holdings Ltd.	3,810,693	96,945,306
	Aurizon Holdings Ltd.	1,906,788	4,877,515
	Bendigo & Adelaide Bank Ltd.	681,239	5,187,498
#	BlueScope Steel Ltd.	2,726,750	56,910,162
	Challenger Ltd.	914,542	5,825,121
	Cleanaway Waste Management Ltd.	1,393,839	2,389,101
	Dyno Nobel Ltd.	4,245,410	10,339,653
#	Endeavour Group Ltd.	1,835,139	4,714,374
	Evolution Mining Ltd.	4,645,105	44,607,999
	Fortescue Ltd.	2,565,821	37,155,307
	Harvey Norman Holdings Ltd.	2,588,440	11,631,707
	National Australia Bank Ltd.	4,499,323	135,156,992
	Northern Star Resources Ltd.	1,216,186	22,357,511
	Orica Ltd.	1,865,299	33,228,811
	Origin Energy Ltd.	3,452,895	28,318,270
	Perseus Mining Ltd.	737,041	2,838,709
	QBE Insurance Group Ltd.	2,227,881	30,534,832
#	Ramsay Health Care Ltd.	30,428	767,570
#	Rio Tinto Ltd.	780,706	81,337,668
*	Sandfire Resources Ltd.	298,378	4,048,701
	Santos Ltd.	11,047,548	53,876,109
	Sonic Healthcare Ltd.	1,133,632	18,128,835
	South32 Ltd. (S32 AU)	9,713,908	30,772,369
	Suncorp Group Ltd.	2,725,857	32,088,607
	TPG Telecom Ltd.	315,562	851,249
#	Westpac Banking Corp.	5,237,352	140,722,902
	Whitehaven Coal Ltd.	3,239,434	19,791,799
	Woodside Energy Group Ltd. (WDS AU)	2,317,961	40,927,064
	Worley Ltd.	893,658	8,312,374
#	Yancoal Australia Ltd.	1,320,433	5,285,507
TOTAL AUSTRALIA			970,378,395
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	$18,008,963
	OMV AG	240,384	14,280,667
TOTAL AUSTRIA			32,289,630
BELGIUM — (0.9%)
	Ageas SA	487,329	34,615,158
	Anheuser-Busch InBev SA (ABI BB)	777,993	56,002,276
#	CMB Tech NV	105,574	1,391,587
	KBC Group NV	456,079	64,268,606
	Syensqo SA	11,407	960,056
TOTAL BELGIUM			157,237,683
CANADA — (11.6%)
	Agnico Eagle Mines Ltd. (AEM US)	5	953
	AltaGas Ltd.	450,341	13,583,156
	ARC Resources Ltd.	450,896	8,367,893
	Bank of Montreal (BMO CN)	1,808	246,134
#	Bank of Montreal (BMO US)	1,308,032	178,088,557
	Bank of Nova Scotia (BNS CN)	503,391	37,634,637
	Bank of Nova Scotia (BNS US)	1,310,049	97,886,861
	Barrick Mining Corp. (B US)	6,171,672	282,600,861
	Brookfield Wealth Solutions Ltd.	5,631	256,943
#	Canadian Imperial Bank of Commerce (CM CN)	1,212,571	112,062,523
#	Canadian Imperial Bank of Commerce (CM US)	429,637	39,694,162
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,053,140
	Canadian Pacific Kansas City Ltd. (CP US)	289,300	21,506,562
#	Canadian Tire Corp. Ltd., Class A	45,387	5,583,836
	Cenovus Energy, Inc. (CVE CN)	201,738	3,980,979
#	Cenovus Energy, Inc. (CVE US)	3,678,868	72,547,277
*	Equinox Gold Corp. (EQX CN)	179,100	2,562,236

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
# *	Equinox Gold Corp. (EQX US)	41,500	$593,450
	Fairfax Financial Holdings Ltd.	55,753	92,009,135
*	First Quantum Minerals Ltd.	1,335,542	37,751,995
	iA Financial Corp., Inc.	326,753	40,149,116
	IGM Financial, Inc.	87,856	4,249,400
	Imperial Oil Ltd. (IMO US)	509	51,536
	Kinross Gold Corp. (K CN)	3,211,714	101,140,746
	Kinross Gold Corp. (KGC US)	312,773	9,871,116
	Lundin Mining Corp.	1,494,240	37,694,814
	Magna International, Inc. (MGA US)	297,848	15,231,947
	Manulife Financial Corp. (MFC CN)	450,447	17,159,098
#	Manulife Financial Corp. (MFC US)	2,517,875	95,956,216
	Nutrien Ltd. (NTR US)	1,766,865	121,719,316
	Pan American Silver Corp. (PAAS US)	385,484	21,047,426
	Pembina Pipeline Corp. (PBA US)	299,755	12,463,813
#	Pembina Pipeline Corp. (PPL CN)	68,815	2,859,437
	Rogers Communications, Inc. (RCI US), Class B	3,219	121,710
	Saputo, Inc.	34	1,026
	Suncor Energy, Inc. (SU CN)	840,913	44,446,475
	Suncor Energy, Inc. (SU US)	2,343,254	124,122,164
	Teck Resources Ltd. (TECK US), Class B	1,715,498	92,225,173
	Teck Resources Ltd. (TECKB CN), Class B	83	4,455
	Toronto-Dominion Bank (TD CN)	236,175	22,072,949
#	Toronto-Dominion Bank (TD US)	2,264,467	211,705,020
	Tourmaline Oil Corp.	1,579,482	74,748,886
	West Fraser Timber Co. Ltd. (WFG CN)	21,700	1,481,940
	Whitecap Resources, Inc. WCP CN	710,299	6,478,841
TOTAL CANADA			2,067,013,910
		Shares	Value»
DENMARK — (1.9%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	$16,010,206
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	23,246,084
#	Carlsberg AS, Class B	291,587	39,641,001
	Danske Bank AS	945,349	48,163,669
# *	Demant AS	97,613	3,416,785
	DSV AS	390,713	109,862,596
*	Genmab AS (GMAB DC)	61,585	20,063,499
#	Novonesis Novozymes B, Class B	925,882	56,732,078
	Pandora AS	10,693	865,530
	Rockwool AS ROCKB DC, Class B	31,878	1,076,519
#	Tryg AS	598,961	14,556,554
	Vestas Wind Systems AS	403,888	12,242,404
TOTAL DENMARK			345,876,925
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	8,558,677
	Nokia OYJ (NOKIA FH)	10,634,499	68,495,836
	Nordea Bank Abp (NDA FH)	4,019	77,649
	Nordea Bank Abp (NDA SS)	1,599,631	30,864,858
#	UPM-Kymmene OYJ	308,637	8,514,716
TOTAL FINLAND			116,511,736
FRANCE — (9.5%)
*	Alstom SA	128,122	4,090,728
Ω	Amundi SA	67,754	6,023,948
	BNP Paribas SA	1,245,833	134,714,934
	Bollore SE	1,793,750	10,226,926
	Bouygues SA	917,705	49,605,434
	Capgemini SE	100,777	15,658,534
	Carrefour SA	284,016	4,651,946
	Cie de Saint-Gobain SA	1,628,883	160,779,639
	Cie Generale des Etablissements Michelin SCA	2,685,418	99,724,674
	Credit Agricole SA	1,088,951	23,582,783
	Eiffage SA	284,086	42,132,028
	Engie SA	6,255,134	186,755,824
	Kering SA	11,625	3,629,065

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Orange SA (ORA FP)	7,133,543	$132,612,679
	Pernod Ricard SA	218,143	19,505,614
	Publicis Groupe SA (PUB FP)	330,272	33,010,111
	Renault SA	674,797	25,466,410
	Rexel SA	489,711	20,521,616
	Sanofi SA (SAN FP)	1,116,059	105,270,748
	Societe Generale SA	2,007,247	175,893,920
#	STMicroelectronics NV (STM US)	309,897	8,643,027
	TotalEnergies SE (TTE FP)	5,829,143	423,945,914
TOTAL FRANCE			1,686,446,502
GERMANY — (7.7%)
*	Aumovio SE	177,677	8,525,665
#	BASF SE	2,934,381	159,084,394
	Bayer AG	1,709,517	90,419,164
	Bayerische Motoren Werke AG	725,332	74,694,889
	Commerzbank AG	2,583,285	106,185,134
	Continental AG	345,236	27,166,357
	Daimler Truck Holding AG	1,908,515	92,408,261
	Deutsche Bank AG (DB US)	1,042,151	40,873,162
	Deutsche Bank AG (DBK GR)	2,533,328	99,967,879
	Deutsche Lufthansa AG	524,114	5,399,142
	Deutsche Post AG	1,994,487	111,548,606
	Deutsche Telekom AG (DTE GR)	637,805	21,403,622
Ω	DWS Group GmbH & Co. KGaA	36,632	2,681,979
	E.ON SE	4,815,808	102,142,489
#	Fresenius Medical Care AG (FME GR)	264,506	11,907,788
	Fresenius SE & Co. KGaA	565,563	31,636,318
# Ω	Hapag-Lloyd AG	7,279	1,045,711
	Heidelberg Materials AG	492,655	134,923,713
	Henkel AG & Co. KGaA	147,291	12,158,741
#	Mercedes-Benz Group AG	2,103,162	143,738,941
#	Merck KGaA	64,584	9,622,543
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,087,985
	RWE AG	956,880	60,765,569
*	Talanx AG	61,585	7,767,756
		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	53,498	$6,492,937
TOTAL GERMANY			1,366,648,745
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	40,432,256
# Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,214,589
	Cathay Pacific Airways Ltd.	7,060,999	11,071,046
	CK Asset Holdings Ltd.	1,259,303	7,377,171
	CK Hutchison Holdings Ltd.	3,694,984	29,793,765
	CK Infrastructure Holdings Ltd.	239,000	1,962,967
	Galaxy Entertainment Group Ltd.	2,518,000	12,793,360
	Hang Lung Properties Ltd.	52,000	62,747
#	Henderson Land Development Co. Ltd.	760,485	3,024,918
	HKT Trust & HKT Ltd.	438,000	656,396
	Hong Kong & China Gas Co. Ltd.	3,073,000	2,894,301
#	MTR Corp. Ltd.	709,433	3,136,984
	Sino Land Co. Ltd.	4,782,656	7,197,461
	Sun Hung Kai Properties Ltd.	1,853,420	29,763,862
#	Swire Pacific Ltd. (19 HK), Class A	1,088,500	10,503,904
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	4,371,392
Ω	WH Group Ltd.	34,638,196	40,876,379
#	Xinyi Glass Holdings Ltd.	1,150,633	1,503,547
TOTAL HONG KONG			209,637,045
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,023,812
	Bank of Ireland Group PLC	1,531,862	31,123,533
TOTAL IRELAND			43,147,345
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	6,797	150,274
	Bank Hapoalim BM	1,744,949	43,137,635
	Bank Leumi Le-Israel BM	2,824,004	67,887,162
	Clal Insurance Enterprises Holdings Ltd.	232,209	16,887,879
	Delek Group Ltd.	39,719	11,177,661
*	Equital Ltd.	2,843	133,061

The DFA International Value Series
CONTINUED
	Shares	Value»
ISRAEL — (Continued)
Harel Insurance Investments & Financial Services Ltd.	345,286	$15,837,719
ICL Group Ltd.	236,736	1,285,440
Israel Discount Bank Ltd., Class A	3,035,053	35,757,056
Migdal Insurance & Financial Holdings Ltd.	1,344,878	7,216,105
Phoenix Financial Ltd.	45,853	2,225,597
TOTAL ISRAEL		201,695,589
ITALY — (1.8%)
Banco BPM SpA	2,118,518	31,755,129
Eni SpA (ENI IM)	5,909,771	120,790,441
Intesa Sanpaolo SpA	342,767	2,426,579
Stellantis NV (STLA US)	208,034	2,053,296
Stellantis NV (STLAM IM)	3,193,828	31,339,264
# Tenaris SA (TS US), ADR	322,197	14,273,327
UniCredit SpA	1,404,356	122,384,026
TOTAL ITALY		325,022,062
JAPAN — (20.8%)
Acom Co. Ltd.	377,600	1,249,113
AGC, Inc.	699,000	25,792,735
Air Water, Inc.	340,286	5,165,274
Aisin Corp.	1,850,200	33,146,335
Alfresa Holdings Corp.	101,599	1,636,239
ALSOK Co. Ltd.	18,700	144,867
Amada Co. Ltd.	1,035,600	13,266,709
Asahi Group Holdings Ltd.	4,587,343	48,024,210
Asahi Kasei Corp.	3,497,535	33,929,613
Bridgestone Corp.	1,650,600	37,162,033
Brother Industries Ltd.	683,200	13,928,803
Canon Marketing Japan, Inc.	139,900	6,103,642
Chiba Bank Ltd.	1,064,000	14,405,193
Coca-Cola Bottlers Japan Holdings, Inc.	195,213	4,354,554
COMSYS Holdings Corp.	105,699	3,302,454
Cosmo Energy Holdings Co. Ltd.	547,400	16,414,952
Credit Saison Co. Ltd.	502,392	13,563,617
Dai Nippon Printing Co. Ltd.	537,300	9,640,345
		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Life Holdings, Inc.	5,520,888	$48,551,477
	Daiwa House Industry Co. Ltd.	1,073,700	36,585,325
	Daiwa Securities Group, Inc.	1,687,888	16,447,426
	Denso Corp.	2,565,100	35,590,152
	Dentsu Group, Inc.	79,800	1,549,040
	ENEOS Holdings, Inc.	10,569,903	89,335,897
	Fuji Media Holdings, Inc.	108,300	2,727,128
	FUJIFILM Holdings Corp.	1,313,200	26,231,511
	Fukuoka Financial Group, Inc.	260,600	9,476,414
	Fuyo General Lease Co. Ltd.	23,400	658,053
	Gunma Bank Ltd.	260,300	3,277,101
	Hachijuni Nagano Bank Ltd.	651,143	8,134,970
	Hakuhodo DY Holdings, Inc.	369,499	2,760,887
	Hankyu Hanshin Holdings, Inc.	595,100	16,616,999
	Haseko Corp.	682,372	13,986,143
	Hitachi Construction Machinery Co. Ltd.	324,999	10,627,139
	Honda Motor Co. Ltd. (7267 JP)	9,828,000	98,845,427
	Hulic Co. Ltd.	108,100	1,288,218
	Idemitsu Kosan Co. Ltd.	3,113,310	26,417,245
	Iida Group Holdings Co. Ltd.	260,151	4,296,575
	INFRONEER Holdings, Inc.	50,600	757,866
	Inpex Corp.	3,458,483	77,484,603
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,287,095
	Isuzu Motors Ltd.	1,884,400	30,357,315
	Iwatani Corp.	137,200	1,627,328
	Iyogin Holdings, Inc.	184,600	3,436,321
#	J Front Retailing Co. Ltd.	828,217	12,091,224
	Japan Airlines Co. Ltd.	295,000	5,574,086
	Japan Post Bank Co. Ltd.	141,100	2,506,980
	Japan Post Holdings Co. Ltd.	582,410	7,008,030
	Japan Post Insurance Co. Ltd.	146,400	4,534,309
	JFE Holdings, Inc.	1,169,460	15,744,648
	JTEKT Corp.	178,401	2,106,531
	Kajima Corp.	263,600	10,753,761

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kamigumi Co. Ltd.	315,700	$11,048,171
#	Kawasaki Kisen Kaisha Ltd.	618,400	8,935,916
	Kinden Corp.	141,700	6,270,216
	Kobe Steel Ltd.	891,477	12,832,638
	Koito Manufacturing Co. Ltd.	372,901	5,837,842
	Komatsu Ltd.	533,800	20,431,296
	Kubota Corp. (6326 JP)	1,873,220	28,700,838
	Kuraray Co. Ltd.	1,089,891	11,765,928
	Kyocera Corp.	1,058,649	15,882,705
	Kyoto Financial Group, Inc.	454,716	10,985,170
	Kyushu Financial Group, Inc.	402,700	3,018,584
	Lixil Corp.	547,485	6,280,598
	LY Corp.	2,562,300	6,560,564
	Marubeni Corp.	598,300	19,832,537
#	Mazda Motor Corp.	930,256	7,158,648
	Mebuki Financial Group, Inc.	1,565,010	11,806,741
	Medipal Holdings Corp.	285,450	5,173,598
	MEIJI Holdings Co. Ltd.	605,762	14,212,411
	Minebea Mitsumi, Inc.	290,100	5,928,755
	Mitsubishi Chemical Group Corp.	3,643,359	24,054,184
	Mitsubishi Corp.	996,400	26,470,690
	Mitsubishi Electric Corp.	168,200	5,258,250
	Mitsubishi Estate Co. Ltd.	1,171,441	29,855,245
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,998,018
	Mitsubishi HC Capital, Inc.	3,012,000	26,285,539
	Mitsubishi Logistics Corp.	530,500	4,531,507
#	Mitsubishi Motors Corp.	1,834,838	4,510,627
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,758,250	140,504,655
	Mitsui & Co. Ltd. (8031 JP)	790,964	25,836,866
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	11,919,781
	Mitsui Chemicals, Inc.	1,572,320	22,973,277
	Mitsui Fudosan Co. Ltd.	1,894,200	21,720,605
#	Mitsui OSK Lines Ltd.	793,900	24,884,747
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	$106,034,341
	MS&AD Insurance Group Holdings, Inc.	994,859	25,346,581
	NGK Insulators Ltd.	693,000	16,602,878
	NH Foods Ltd.	291,267	13,223,972
	NHK Spring Co. Ltd.	274,000	4,979,591
	Nikon Corp.	205,700	2,589,078
	Nippon Electric Glass Co. Ltd.	29,657	1,289,782
	Nippon Express Holdings, Inc.	925,869	21,030,766
	Nippon Steel Corp.	4,813,065	20,056,294
	Nippon Television Holdings, Inc.	56,400	1,355,508
#	Nippon Yusen KK	1,068,700	35,122,678
*	Nissan Motor Co. Ltd.	1,902,479	4,637,034
	Nisshin Seifun Group, Inc.	427,656	5,430,692
	Niterra Co. Ltd.	373,000	16,308,247
	NOK Corp.	164,265	3,199,148
	Nomura Holdings, Inc. (8604 JP)	5,116,202	46,364,747
	Nomura Real Estate Holdings, Inc.	2,836,500	18,849,222
	Obayashi Corp.	420,882	9,500,705
	Oji Holdings Corp.	3,428,000	20,305,641
	Omron Corp.	122,052	3,114,125
	Ono Pharmaceutical Co. Ltd.	702,595	10,467,504
	Open House Group Co. Ltd.	122,500	7,208,115
	ORIX Corp. (8591 JP)	2,005,900	61,130,588
	Panasonic Holdings Corp.	4,415,799	60,543,668
	Resona Holdings, Inc.	4,095,139	47,749,836
	Resonac Holdings Corp.	742,924	43,145,275
	Ricoh Co. Ltd.	1,566,800	13,864,069
	Rinnai Corp.	81,100	2,130,124
	Rohm Co. Ltd.	311,765	5,459,550
	SBI Holdings, Inc.	738,198	16,693,617
	Seiko Epson Corp.	770,200	9,910,705
	Seino Holdings Co. Ltd.	411,100	6,399,766
	Sekisui Chemical Co. Ltd.	447,100	7,908,028
#	Sekisui House Ltd.	1,749,000	38,979,608
	Seven & i Holdings Co. Ltd.	1,687,600	24,167,439
	Shimamura Co. Ltd.	55,600	3,726,590
	Shimizu Corp.	2,126	37,755

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	745,600	$12,180,113
	SoftBank Group Corp.	6,548,400	178,819,695
	Sojitz Corp.	655,840	23,915,403
	Sompo Holdings, Inc.	128,300	4,424,363
	Stanley Electric Co. Ltd.	456,100	8,985,262
	Subaru Corp.	2,003,384	43,008,963
	SUMCO Corp.	514,973	5,376,325
	Sumitomo Chemical Co. Ltd.	1,234,388	3,755,161
	Sumitomo Corp.	1,500,200	60,921,760
	Sumitomo Electric Industries Ltd.	2,995,700	131,150,290
	Sumitomo Forestry Co. Ltd.	1,795,800	19,470,623
	Sumitomo Heavy Industries Ltd.	313,223	9,752,079
	Sumitomo Metal Mining Co. Ltd.	204,664	11,565,229
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	193,505,198
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	36,457,668
	Sumitomo Realty & Development Co. Ltd.	1,901,400	52,948,249
	Sumitomo Rubber Industries Ltd.	572,655	9,228,996
	Suntory Beverage & Food Ltd.	145,600	4,612,467
	Suzuken Co. Ltd.	117,500	4,736,383
	Suzuki Motor Corp.	2,281,400	31,107,045
	T&D Holdings, Inc.	63,200	1,560,976
	Taiheiyo Cement Corp.	330,146	9,072,204
#	Takashimaya Co. Ltd.	764,024	9,549,894
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,106,971	71,720,669
	TBS Holdings, Inc.	65,400	2,535,750
	Tokyo Century Corp.	487,500	6,791,195
	Tokyo Tatemono Co. Ltd.	870,300	20,480,093
	Tokyu Fudosan Holdings Corp.	2,665,000	24,676,598
	TOPPAN Holdings, Inc.	587,100	18,135,372
	Toray Industries, Inc.	2,560,900	18,889,733
	Tosoh Corp.	958,800	15,648,199
	TOTO Ltd.	145,800	4,582,333
	Toyo Seikan Group Holdings Ltd.	385,349	9,668,348
		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp.	409,266	$11,029,605
	Toyoda Gosei Co. Ltd.	173,000	4,700,046
	Toyota Boshoku Corp.	189,200	3,177,032
	Toyota Industries Corp.	158,900	20,332,209
	Toyota Motor Corp. (7203 JP)	9,603,538	217,668,864
#	Toyota Motor Corp. (TM US), Sponsored ADR	86,984	19,733,190
	Toyota Tsusho Corp.	1,509,900	54,989,383
#	Yakult Honsha Co. Ltd.	19,900	321,578
	Yamada Holdings Co. Ltd.	211,728	742,266
	Yamaguchi Financial Group, Inc.	157,706	2,512,088
	Yamaha Corp.	54,300	394,678
	Yamaha Motor Co. Ltd.	3,081,200	23,268,293
	Yamato Holdings Co. Ltd.	300,600	3,930,261
	Yamato Kogyo Co. Ltd.	72,400	5,219,464
	Yokohama Financial Group, Inc.	1,803,900	16,429,432
	Yokohama Rubber Co. Ltd.	564,500	22,280,979
TOTAL JAPAN			3,703,196,330
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	682,217	25,135,087
	Aegon Ltd. (AGN NA)	2,863,375	22,490,310
#	Akzo Nobel NV	335,713	23,519,099
	ArcelorMittal SA (MT NA)	317,689	17,253,041
#	ArcelorMittal SA (MT US)	640,003	34,540,968
	ASR Nederland NV	633,059	45,979,480
	Coca-Cola Europacific Partners PLC	96,373	8,812,696
	HAL Trust	8,385	1,547,688
	Heineken NV	459,527	37,933,766
	ING Groep NV (INGA NA)	4,971,616	146,617,410
	JDE Peet's NV	54,290	2,043,863
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	156,543,801
	Koninklijke KPN NV	7,233,183	35,424,603

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHG US)	630,121	$18,084,472
	Koninklijke Philips NV (PHIA NA)	917,643	26,350,860
	NN Group NV	1,010,877	80,129,386
	Prosus NV (PRX NA)	125,760	7,231,356
TOTAL NETHERLANDS			689,637,886
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,916,676	14,533,807
*	Fletcher Building Ltd. (FBU NZ)	1,380,683	3,104,025
	Fonterra Co-Operative Group Ltd.	293,628	1,448,033
#	Infratil Ltd.	499,849	3,325,122
	Mercury NZ Ltd.	568,610	2,169,254
	Meridian Energy Ltd.	265,325	900,085
	Summerset Group Holdings Ltd.	150,660	1,047,769
TOTAL NEW ZEALAND			26,528,095
NORWAY — (0.8%)
	Aker BP ASA	622,602	18,328,083
	Austevoll Seafood ASA	156,937	1,508,645
Ω	Bw Lpg Ltd. BWLP US	7,614	119,083
Ω	BW LPG Ltd. BWLPG NO	280,178	4,435,397
#	DNB Bank ASA	1,058,098	30,339,201
	Equinor ASA	1,025,603	27,566,680
	Hafnia Ltd.	292,039	1,790,153
	Leroy Seafood Group ASA	24,093	118,727
	Norsk Hydro ASA	2,197,036	19,505,018
	Odfjell Drilling Ltd.	11,323	112,703
	Sparebank 1 Oestlandet	1,244	25,287
	SpareBank 1 Sor-Norge ASA	354,504	7,146,535
	Stolt-Nielsen Ltd.	115,466	3,622,079
	Subsea 7 SA	573,605	14,662,541
	Wallenius Wilhelmsen ASA	540,692	6,282,139
	Wilh Wilhelmsen Holding ASA, Class A	10,461	744,793
	Yara International ASA	151,606	6,968,228
TOTAL NORWAY			143,275,292
		Shares	Value»
PORTUGAL — (0.0%)
	EDP Renovaveis SA	354,112	$5,379,449
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,777,800	6,725,407
	City Developments Ltd.	12,600	91,811
	Genting Singapore Ltd.	5,312,600	3,067,213
	Hongkong Land Holdings Ltd.	1,460,900	12,395,550
	Jardine Cycle & Carriage Ltd.	221,500	5,524,696
	Keppel Ltd.	4,110,800	35,364,484
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	29,927,683
#	Seatrium Ltd.	1,638,714	2,717,631
	Singapore Airlines Ltd.	390,500	1,949,382
	United Overseas Bank Ltd.	1,606,700	48,424,550
	UOL Group Ltd.	974,274	8,320,860
#	Wilmar International Ltd.	2,871,400	7,666,755
TOTAL SINGAPORE			162,176,022
SPAIN — (3.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	80,469,318
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	5,618
	Banco de Sabadell SA	862,269	3,382,494
	Banco Santander SA (SAN SM)	32,206,047	411,208,824
	CaixaBank SA	6,591,440	87,008,160
Ω	Cellnex Telecom SA	30,906	955,927
	Mapfre SA	355,435	1,626,376
	Repsol SA (REP SM)	4,193,907	82,624,544
TOTAL SPAIN			667,281,261
SWEDEN — (2.4%)
*	Asmodee Group AB, Class B	15,312	183,730
	Betsson AB, Class B	804	9,440
	Billerud Aktiebolag	269,457	2,178,855
*	Boliden AB	1,013,858	70,997,121
	Bure Equity AB	39,509	975,532
	Elekta AB, Class B	4,468	28,721
	Essity AB (ESSITYB SS), Class B	887,978	26,291,828
	Getinge AB, Class B	227,238	4,979,309

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Hexagon AB, Class B	1,217,940	$13,732,320
	Hexpol AB	195,650	1,601,334
	Holmen AB (HOLMA SS), Class A	5,562	209,430
#	Holmen AB (HOLMB SS), Class B	176,174	6,603,516
	Husqvarna AB (HUSQB SS), Class B	203,840	1,041,333
	Loomis AB	311,174	12,912,550
	Pandox AB	118,934	2,566,150
	Peab AB, Class B	2,404	24,027
#	Securitas AB, Class B	1,182,770	19,559,346
# * Ω	Sinch AB	631,787	1,893,095
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	63,112,371
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	318,610
	Skanska AB, Class B	735,929	22,351,772
#	SKF AB (SKFB SS), Class B	1,216,239	31,800,630
	SSAB AB (SSABA SS), Class A	564,486	4,667,033
	SSAB AB (SSABB SS), Class B	1,830,262	15,056,387
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	430,967
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,850,124
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	21,246,876
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	1,064,420
	Swedbank AB, Class A	1,001,439	38,936,208
*	Swedish Orphan Biovitrum AB	20,004	759,659
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	575,027
	Telia Co. AB	4,570,592	20,880,561
		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	537,345	$21,744,323
*	Volvo Car AB, Class B	467,169	1,558,994
TOTAL SWEDEN			418,141,599
SWITZERLAND — (8.4%)
	Alcon AG ALC SW	498,597	40,357,610
#	Alcon AG ALC US	70,663	5,722,322
*	Amrize Ltd.	1,295,000	68,505,373
	Cie Financiere Richemont SA, Class A	697,933	135,475,450
	DSM-Firmenich AG	174,413	13,753,083
#	Helvetia Baloise Holding AG	118,885	30,151,693
	Holcim AG (HOLN SW)	1,345,752	138,705,094
	Julius Baer Group Ltd.	495,321	41,374,303
	Lonza Group AG	98,153	66,690,059
	Novartis AG (NOVN SW)	1,005,063	149,120,969
#	Novartis AG (NVS US), Sponsored ADR	205,429	30,543,184
	Sandoz Group AG (SDZ SW)	332,697	26,358,210
	Sandoz Group AG (SDZNY US), ADR	275,714	21,858,606
#	Swiss Life Holding AG	87,340	95,772,896
	Swiss Prime Site AG	93,913	15,987,804
	Swiss Re AG	713,905	114,070,448
#	Swisscom AG	94,854	77,882,808
# *	UBS Group AG (UBS US)	102,122	4,815,024
	UBS Group AG (UBSG SW)	4,202,565	198,845,952
	Zurich Insurance Group AG	309,682	220,314,514
TOTAL SWITZERLAND			1,496,305,402
UNITED KINGDOM — (12.7%)
	Anglo American PLC	493,255	22,871,150
	Associated British Foods PLC	238,264	6,226,863
	Barclays PLC (BARC LN)	7,305,202	48,755,419
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	36,815,731
	Barratt Redrow PLC	1,149,772	6,122,227
	BP PLC (BP LN)	7,962,719	50,488,069
	BP PLC (BP US), Sponsored ADR	3,782,975	143,299,093

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	2,418,176	$146,090,742
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	8,095,804
	BT Group PLC	30,893,447	81,204,051
*	Canal & SA	546,690	2,371,361
	Centrica PLC	2,587,352	6,775,009
	Glencore PLC	13,313,624	90,763,691
	HSBC Holdings PLC (HSBA LN)	11,272,844	198,863,404
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	187,440,089
	J Sainsbury PLC	5,358,179	23,477,999
	Kingfisher PLC	6,401,753	29,501,786
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	211,854,416
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	11,013,265
	NatWest Group PLC (NWG LN)	16,850,471	153,588,358
#	NatWest Group PLC (NWG US), Sponsored ADR	430,402	7,846,228
#	Pearson PLC (PSO US), Sponsored ADR	139,690	1,838,320
	Shell PLC (SHEL LN)	307,658	11,826,219
	Shell PLC (SHEL US), ADR	8,171,051	629,416,059
	Standard Chartered PLC	3,879,521	99,263,097
	Vodafone Group PLC (VOD LN)	31,196,306	45,943,633
TOTAL UNITED KINGDOM			2,261,752,083
UNITED STATES — (0.1%)
#	International Paper Co.	487,426	19,529,758
TOTAL COMMON STOCKS			17,115,108,744
	Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG, 4.951%	130,148	$13,424,177
# Henkel AG & Co. KGaA, 2.751%	368,277	32,353,834
Volkswagen AG, 6.202%	253,519	30,753,127
TOTAL GERMANY		76,531,138
TOTAL INVESTMENT SECURITIES (Cost $9,240,245,818)		17,191,639,882

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	51,421,192	594,788,923
TOTAL INVESTMENTS — (100.0%)
(Cost $9,835,031,709)^^			$17,786,428,805

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The DFA International Value Series
CONTINUED
As of January 31, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	538	03/20/26	$187,077,875	$187,378,675	$300,800
Total Futures Contracts			$187,077,875	$187,378,675	$300,800
As of January 31, 2026, the value of Rule 144A securities amounted to $85,381,195 or 0.5% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$970,378,395	—	$970,378,395
Austria	—	32,289,630	—	32,289,630
Belgium	—	157,237,683	—	157,237,683
Canada	$2,067,013,910	—	—	2,067,013,910
Denmark	—	345,876,925	—	345,876,925
Finland	8,558,677	107,953,059	—	116,511,736
France	8,643,027	1,677,803,475	—	1,686,446,502
Germany	40,873,162	1,325,775,583	—	1,366,648,745
Hong Kong	—	209,637,045	—	209,637,045
Ireland	—	43,147,345	—	43,147,345
Israel	—	201,695,589	—	201,695,589
Italy	16,326,623	308,695,439	—	325,022,062
Japan	31,652,971	3,671,543,359	—	3,703,196,330
Netherlands	52,625,440	637,012,446	—	689,637,886
New Zealand	—	26,528,095	—	26,528,095
Norway	119,083	143,156,209	—	143,275,292
Portugal	—	5,379,449	—	5,379,449
Singapore	—	162,176,022	—	162,176,022
Spain	5,618	667,275,643	—	667,281,261
Sweden	—	418,141,599	—	418,141,599
Switzerland	62,939,136	1,433,366,266	—	1,496,305,402
United Kingdom	1,025,764,589	1,235,987,494	—	2,261,752,083
United States	—	19,529,758	—	19,529,758
Preferred Stocks
Germany	—	76,531,138	—	76,531,138
Securities Lending Collateral	—	594,788,923	—	594,788,923
Total Investments in Securities	$3,314,522,236	$14,471,906,569	—	$17,786,428,805
Financial Instruments
Assets
Futures Contracts**	300,800	—	—	300,800
Total Financial Instruments	$300,800	—	—	$300,800
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.2%)
	Akatsuki, Inc.	37,700	$620,690
	AlphaPolis Co. Ltd.	41,800	422,529
	Amuse, Inc.	30,100	392,393
	Anycolor, Inc.	219,123	6,255,216
#	Asahi Net, Inc.	91,600	420,631
	Atrae, Inc.	87,400	392,137
	Avex, Inc.	129,585	1,002,907
# *	Bank of Innovation, Inc.	7,400	300,589
# *	Bengo4.com, Inc.	27,100	509,527
#	Bushiroad, Inc.	98,400	180,136
#	Ceres, Inc.	41,400	491,154
	COLOPL, Inc.	285,828	825,269
*	COOKPAD, Inc.	36,400	34,587
# *	Cover Corp.	105,900	1,114,292
	Daiichikosho Co. Ltd.	61,901	669,312
#	DeNA Co. Ltd.	408,000	6,690,753
*	Digital Holdings, Inc.	9,300	121,384
#	Freebit Co. Ltd.	65,800	701,531
#	GA Technologies Co. Ltd.	97,800	984,071
# *	Geniee, Inc.	4,700	33,389
#	giftee, Inc.	53,000	436,354
	GREE Holdings, Inc.	346,400	908,005
# *	Gumi, Inc.	55,200	126,595
	Hakuhodo DY Holdings, Inc.	725,200	5,418,677
#	IG Port, Inc.	29,200	228,117
	i-mobile Co. Ltd.	157,700	528,766
	Intage Holdings, Inc.	64,300	704,518
	Internet Initiative Japan, Inc.	114,700	1,853,335
#	IPS, Inc.	24,699	472,287
#	ITmedia, Inc.	40,800	453,701
# *	Japan Communications, Inc.	621,300	573,960
	Kakaku.com, Inc.	416,505	5,684,529
#	Kamakura Shinsho Ltd.	125,000	468,115
	LIFULL Co. Ltd.	245,600	278,900
	MarkLines Co. Ltd.	52,400	529,581
#	Marvelous, Inc.	146,400	454,483
	Members Co. Ltd.	17,500	159,908
	MIXI, Inc.	105,200	1,851,882
# *	NexTone, Inc.	22,800	249,611
	Okinawa Cellular Telephone Co.	305,900	6,412,289
#	Port, Inc.	39,800	560,819
	PR Times Corp.	21,074	360,237
#	Rakumachi, Inc.	8,100	55,708
	Sharingtechnology, Inc.	108,300	813,931
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	SKY Perfect JSAT Holdings, Inc.	846,200	$12,231,707
#	Synchro Food Co. Ltd.	57,300	221,899
	Toei Co. Ltd.	7,700	280,297
#	Tohokushinsha Film Corp.	284,400	1,167,865
#	Tow Co. Ltd.	108,100	264,469
	TV Asahi Holdings Corp.	98,100	2,268,766
	Tv Tokyo Holdings Corp.	60,200	1,780,614
	U-Next Holdings Co. Ltd.	361,600	4,353,052
	ValueCommerce Co. Ltd.	95,600	400,787
	Vector, Inc.	119,745	1,132,809
	Vision, Inc.	166,300	1,394,433
	Wowow, Inc.	15,200	142,475
	Zenrin Co. Ltd.	125,346	850,179
#	ZIGExN Co. Ltd.	207,535	629,203
TOTAL COMMUNICATION SERVICES			78,865,360
CONSUMER DISCRETIONARY — (15.0%)
#	&Do Holdings Co. Ltd.	11,400	80,461
	AB & Company Co. Ltd.	2,500	19,510
# *	Aeon Fantasy Co. Ltd.	40,186	740,009
#	Aeon Kyushu Co. Ltd.	6,200	116,693
*	Agora Hospitality Group Co. Ltd.	72,500	24,293
#	Ahresty Corp.	80,598	431,487
	Ainavo Holdings Co. Ltd.	11,200	55,093
	Airtrip Corp.	22,400	107,175
	Aisan Industry Co. Ltd.	198,700	2,828,220
# *	Akebono Brake Industry Co. Ltd.	300,701	220,106
#	Alleanza Holdings Co. Ltd.	48,300	337,207
#	Alpen Co. Ltd.	60,917	854,885
	Alpha Corp.	5,700	47,107
#	Amiyaki Tei Co. Ltd.	68,942	618,951
	AOKI Holdings, Inc.	165,700	1,978,744
	Aoyama Trading Co. Ltd.	188,900	3,206,294
	Arata Corp.	137,900	2,751,202
	ARCLANDS Corp.	244,077	3,022,220
	Asahi Co. Ltd.	53,500	446,126

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	ASKUL Corp.	70,200	$620,043
*	Atsugi Co. Ltd.	25,000	186,839
#	Aucnet, Inc.	127,200	1,691,563
	Autobacs Seven Co. Ltd.	188,600	2,009,074
	Beauty Garage, Inc.	32,500	307,694
	Belluna Co. Ltd.	230,800	1,453,488
#	Bic Camera, Inc.	452,100	5,023,761
#	Bookoff Group Holdings Ltd.	61,000	625,550
#	B-R31 Ice Cream Co. Ltd.	500	12,896
#	BRONCO BILLY Co. Ltd.	11,100	274,961
	BuySell Technologies Co. Ltd.	38,500	1,220,792
#	Can Do Co. Ltd.	900	19,927
	Casio Computer Co. Ltd.	392,800	3,840,404
	Central Automotive Products Ltd.	241,500	3,265,374
#	Central Sports Co. Ltd.	35,286	555,691
	Chikaranomoto Holdings Co. Ltd.	20,200	187,593
	Chiyoda Co. Ltd.	97,900	695,739
	Chofu Seisakusho Co. Ltd.	34,700	449,115
	Choushimaru Co. Ltd.	3,700	38,872
#	Chuo Spring Co. Ltd.	50,800	1,122,353
	Cleanup Corp.	48,900	276,321
#	Colowide Co. Ltd.	151,201	1,724,850
	Corona Corp.	10,500	64,549
#	Create Restaurants Holdings, Inc.	1,342,600	6,425,523
	Curves Holdings Co. Ltd.	264,795	1,277,079
#	Daido Metal Co. Ltd.	88,700	590,093
#	Daikoku Denki Co. Ltd.	37,000	680,438
	Daikyonishikawa Corp.	9,551	50,634
	Dainichi Co. Ltd.	19,700	115,676
#	Daisyo Corp.	9,100	67,221
	DCM Holdings Co. Ltd.	614,300	6,477,024
	Doshisha Co. Ltd.	130,800	2,734,385
	Doutor Nichires Holdings Co. Ltd.	151,686	2,765,763
#	Eagle Industry Co. Ltd.	146,600	2,936,328
#	EAT&HOLDINGS Co. Ltd.	10,700	142,834
	EDION Corp.	444,800	6,088,605
#	ES-Con Japan Ltd.	221,100	1,707,152
	Eslead Corp.	47,700	2,086,935
#	Eternal Hospitality Group Co. Ltd.	27,300	622,911
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Exedy Corp.	219,800	$8,099,745
	FCC Co. Ltd.	171,000	4,163,100
#	First Juken Co. Ltd.	5,500	41,586
	Fit Easy, Inc.	8,600	135,714
#	FJ Next Holdings Co. Ltd.	91,100	864,214
#	Foster Electric Co. Ltd.	72,100	1,294,399
	Fuji Corp. Ltd.	77,000	411,115
#	Fuji Kyuko Co. Ltd.	10,699	141,734
#	Fujibo Holdings, Inc.	57,000	3,174,964
	Fujikura Composites, Inc.	99,500	1,461,059
	Fujishoji Co. Ltd.	9,700	68,423
	Fujita Kanko, Inc.	196,900	3,173,618
	FuKoKu Co. Ltd.	63,900	830,347
	Furyu Corp.	46,500	310,288
	Futaba Industrial Co. Ltd.	260,700	1,754,093
#	Gakkyusha Co. Ltd.	47,600	739,235
#	Gamecard Holdings, Inc.	11,000	214,013
#	Genki Global Dining Concepts Corp.	55,700	1,119,574
	Geo Holdings Corp.	120,900	1,424,199
#	Gift Holdings, Inc.	51,200	1,215,110
#	GLOBERIDE, Inc.	98,698	1,403,771
*	Gokurakuyu Holdings Co. Ltd.	3,400	10,704
	Goldwin, Inc.	163,997	2,736,971
#	Gourmet Kineya Co. Ltd.	1,800	11,650
	Greens Co. Ltd.	38,205	521,825
	GS Yuasa Corp.	392,083	9,127,107
#	GSI Creos Corp.	63,184	1,026,053
	G-Tekt Corp.	101,400	1,286,770
	Gunze Ltd.	163,400	4,749,852
#	Hagihara Industries, Inc.	57,100	629,260
	Happinet Corp.	194,000	3,475,200
#	Hard Off Corp. Co. Ltd.	58,800	773,177
	Heiwa Corp.	6,100	79,905
#	Hiday Hidaka Corp.	129,900	2,610,509
#	HI-LEX Corp.	102,980	2,304,829
#	Himaraya Co. Ltd.	6,700	38,071
	HIS Co. Ltd.	190,099	1,578,945
	H-One Co. Ltd.	87,900	823,383
	Honeys Holdings Co. Ltd.	58,640	558,676
	Hoosiers Holdings Co. Ltd.	171,200	1,468,774
#	Hotland Holdings Co. Ltd.	62,200	783,306
	IBJ, Inc.	74,500	348,446
#	Ichibanya Co. Ltd.	207,590	1,203,765
	Ichikoh Industries Ltd.	196,800	654,822
#	IDOM, Inc.	332,500	3,273,396

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	IKK Holdings, Inc.	25,800	$132,976
	Imasen Electric Industrial	23,500	134,873
*	Inforich, Inc.	27,100	320,316
#	Istyle, Inc.	278,098	815,855
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	132,000	2,611,271
# *	Jade Group, Inc.	23,900	258,060
	JANOME Corp.	62,600	485,696
#	Japan Eyewear Holdings Co. Ltd.	6,400	83,263
#	Japan Wool Textile Co. Ltd.	302,200	3,641,869
#	JINS Holdings, Inc.	49,900	1,670,347
	Joshin Denki Co. Ltd.	56,301	1,000,007
	Joyful Honda Co. Ltd.	217,300	2,989,008
#	JP-Holdings, Inc.	253,500	1,147,259
	JTEKT Corp.	893,358	10,548,633
	JVCKenwood Corp.	864,800	7,029,003
#	Kappa Create Co. Ltd.	92,100	939,261
	Kawai Musical Instruments Manufacturing Co. Ltd.	17,000	297,742
	King Co. Ltd.	26,400	162,746
#	Kintetsu Department Store Co. Ltd.	32,900	386,516
	Ki-Star Real Estate Co. Ltd.	47,399	1,938,841
# *	KNT-CT Holdings Co. Ltd.	39,300	443,883
	Kohnan Shoji Co. Ltd.	140,800	3,543,487
#	Kojima Co. Ltd.	110,300	891,218
#	Komatsu Matere Co. Ltd.	106,699	599,692
	KOMEDA Holdings Co. Ltd.	268,800	4,927,726
	Komehyo Holdings Co. Ltd.	34,515	745,091
	Komeri Co. Ltd.	138,600	2,957,555
#	Koshidaka Holdings Co. Ltd.	228,100	1,761,201
# *	Kourakuen Corp.	24,400	177,580
	K's Holdings Corp.	650,000	6,759,931
	KU Holdings Co. Ltd.	115,500	940,263
#	Kura Sushi, Inc.	55,997	1,231,849
	Kurabo Industries Ltd.	88,500	5,199,157
#	Kushikatsu Tanaka Holdings Co.	15,000	176,630
	KYB Corp.	200,400	5,693,498
	Kyoritsu Maintenance Co. Ltd.	324,100	5,893,395
#	LEC, Inc.	142,200	946,872
#	LITALICO, Inc.	122,800	944,751
#	Look Holdings, Inc.	37,100	592,154
	Mamiya-Op Co. Ltd.	17,400	192,040
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Mars Group Holdings Corp.	60,000	$1,265,801
#	Maruchiyo Yamaokaya Corp.	55,000	1,169,679
	Matsuoka Corp.	12,800	209,542
#	Matsuyafoods Holdings Co. Ltd.	35,900	1,530,316
#	Media Do Co. Ltd.	24,283	257,577
	Meiko Network Japan Co. Ltd.	18,900	86,855
	Meiwa Estate Co. Ltd.	73,200	540,613
*	Mercari, Inc.	543,601	12,063,739
#	Mitsuba Corp.	84,390	713,162
	Mizuno Corp.	282,400	5,850,826
	Monogatari Corp.	165,700	4,449,318
	Morito Co. Ltd.	107,800	1,255,877
#	MOS Food Services, Inc.	67,800	1,847,008
	MrMax Holdings Ltd.	88,125	448,016
	Murakami Corp.	31,800	1,335,053
	Musashi Seimitsu Industry Co. Ltd.	242,500	4,291,690
	Nafco Co. Ltd.	45,000	633,916
	Nagase Brothers, Inc.	9,500	162,996
	New Art Holdings Co. Ltd.	39,747	374,017
#	Nextage Co. Ltd.	206,100	4,366,271
	NHK Spring Co. Ltd.	412,835	7,502,736
	Nichirin Co. Ltd.	61,160	1,453,590
	Nifco, Inc.	223,100	6,945,987
	Nihon Tokushu Toryo Co. Ltd.	64,200	972,462
	Nikon Corp.	127,700	1,607,317
#	Nippon Felt Co. Ltd.	12,300	70,029
	Nippon Seiki Co. Ltd.	207,500	3,360,490
#	Nippon Ski Resort Development Co. Ltd.	22,400	74,047
#	Nishikawa Rubber Co. Ltd.	68,200	1,627,020
#	Nishimatsuya Chain Co. Ltd.	33,100	457,876
#	Nissan Shatai Co. Ltd.	228,001	1,466,161
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	635,241
	NITTAN Corp.	29,500	149,482
	Nojima Corp.	1,115,300	7,782,188
	NOK Corp.	259,380	5,051,563
	Noritsu Koki Co. Ltd.	310,300	4,422,930
	Noritz Corp.	116,500	1,557,649
	NPR-RIKEN Corp.	102,498	2,410,718
	Ohashi Technica, Inc.	122,000	904,515
	Ohsho Food Service Corp.	198,100	4,033,550
	Onward Holdings Co. Ltd.	140,700	667,262

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ootoya Holdings Co. Ltd.	10,800	$457,557
#	Optimus Group Co. Ltd.	14,300	32,781
	Pacific Industrial Co. Ltd.	239,900	4,677,313
	PAL GROUP Holdings Co. Ltd.	473,400	5,081,340
	PALTAC Corp.	135,100	4,227,836
# *	PIA Corp.	18,100	312,490
	Piolax, Inc.	155,800	1,751,511
#	Press Kogyo Co. Ltd.	351,900	1,988,892
	QB Net Holdings Co. Ltd.	49,583	445,490
#	Raccoon Holdings, Inc.	27,500	114,577
#	Renaissance, Inc.	25,800	181,640
	Resol Holdings Co. Ltd.	1,200	60,205
	Resorttrust, Inc.	899,128	10,477,151
#	Rhythm Co. Ltd.	34,000	893,323
#	Ride On Express Holdings Co. Ltd.	3,400	22,684
#	Ringer Hut Co. Ltd.	75,100	1,093,712
#	Riso Kyoiku Group Corp.	289,865	386,685
#	Rock Field Co. Ltd.	90,200	813,397
	Roland Corp.	39,600	977,455
	Round One Corp.	851,714	6,017,193
#	Royal Holdings Co. Ltd.	280,800	2,407,644
#	Sac's Bar Holdings, Inc.	23,529	123,882
	Sagami Holdings Corp.	26,200	326,890
	Saizeriya Co. Ltd.	144,400	5,841,139
	San Holdings, Inc.	101,100	970,867
	Sangetsu Corp.	261,850	5,345,547
#	Sankyo Seiko Co. Ltd.	189,400	964,693
	Sanoh Industrial Co. Ltd.	67,100	370,440
	Sanyo Shokai Ltd.	35,399	1,006,816
	Scroll Corp.	181,700	1,531,840
	Sega Sammy Holdings, Inc.	47,000	737,191
	Seiko Group Corp.	160,981	8,041,813
	Seiren Co. Ltd.	253,200	5,181,682
	Seria Co. Ltd.	145,123	3,448,225
#	SFP Holdings Co. Ltd.	35,600	509,669
*	Sharp Corp.	587,632	2,681,756
	Shikibo Ltd.	9,226	64,423
	Shoei Co. Ltd.	286,600	3,298,154
	Solvvy, Inc.	1,900	17,332
	Sotoh Co. Ltd.	7,300	37,977
	SPK Corp.	48,600	729,826
	Sprix, Inc.	12,800	106,228
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	SRS Holdings Co. Ltd.	107,900	$869,177
#	ST HD Co. Ltd.	132,604	2,386,420
	St. Marc Holdings Co. Ltd.	57,700	1,049,215
	Stanley Electric Co. Ltd.	396,000	7,801,280
#	Step Co. Ltd.	56,800	899,413
	Suminoe Co. Ltd.	16,400	134,786
#	Suncall Corp.	68,237	422,430
#	Syuppin Co. Ltd.	56,600	424,559
	T RAD Co. Ltd.	20,800	1,148,648
#	Tachikawa Corp.	63,100	789,006
	Tachi-S Co. Ltd.	112,240	1,529,983
	Taiho Kogyo Co. Ltd.	6,301	34,528
#	Takashimaya Co. Ltd.	1,094,398	13,679,394
#	Take & Give Needs Co. Ltd.	14,268	73,483
#	Tama Home Co. Ltd.	80,200	1,926,599
	Tamron Co. Ltd.	814,900	5,439,630
#	Temairazu, Inc.	8,201	164,754
	Tigers Polymer Corp.	33,300	207,444
	Toa Corp. (6809 JP)	87,617	936,248
	Tokai Rika Co. Ltd.	291,800	5,914,369
	Token Corp.	39,050	3,752,612
	Tokyo Base Co. Ltd.	73,500	200,875
	Tokyotokeiba Co. Ltd.	79,700	2,760,691
	Tomy Co. Ltd.	318,393	5,622,347
	Topre Corp.	181,900	2,963,214
#	Toridoll Holdings Corp.	179,800	4,850,098
#	Tosho Co. Ltd.	78,501	379,729
	Toyoda Gosei Co. Ltd.	321,199	8,726,301
	Toyota Boshoku Corp.	455,500	7,648,722
	TPR Co. Ltd.	223,324	1,940,814
#	Treasure Factory Co. Ltd.	68,700	756,342
	TS Tech Co. Ltd.	353,486	4,342,614
	TSI Holdings Co. Ltd.	251,695	1,716,822
#	Tsuburaya Fields Holdings, Inc.	121,100	1,434,772
	Tsukada Global Holdings, Inc.	12,700	46,784
	Tsutsumi Jewelry Co. Ltd.	20,900	356,355
#	Unipres Corp.	73,997	654,490
	United Arrows Ltd.	114,300	1,779,541
	VT Holdings Co. Ltd.	407,900	1,433,846
	Wacoal Holdings Corp.	171,500	4,835,572
#	Waseda Academy Co. Ltd.	46,300	624,558
	Washington Hotel Corp.	4,500	36,877
#	WATAMI Co. Ltd.	92,600	571,273
	Weds Co. Ltd.	5,200	22,316

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Workman Co. Ltd.	9,366	$385,322
	World Co. Ltd.	97,500	1,978,572
	Xebio Holdings Co. Ltd.	26,596	185,210
	Yagi & Co. Ltd.	12,500	271,818
	Yamada Holdings Co. Ltd.	1,949,559	6,834,667
#	Yamae Group Holdings Co. Ltd.	65,800	1,190,385
	Yamato International, Inc.	7,200	28,053
	Yellow Hat Ltd.	402,900	4,398,755
#	Yondoshi Holdings, Inc.	27,020	318,320
	Yonex Co. Ltd.	238,000	5,017,670
#	Yorozu Corp.	26,457	174,258
#	Yoshinoya Holdings Co. Ltd.	321,500	6,349,518
#	Yossix Holdings Co. Ltd.	26,800	545,059
	Yutaka Giken Co. Ltd.	7,800	166,028
	Zojirushi Corp.	22,700	226,922
TOTAL CONSUMER DISCRETIONARY			542,770,884
CONSUMER STAPLES — (7.8%)
#	Aeon Hokkaido Corp.	224,700	1,361,340
#	AFC-HD AMS Life Science Co. Ltd.	23,800	136,027
	Ain Holdings, Inc.	94,800	3,958,829
#	Albis Co. Ltd.	8,413	142,498
	Almado, Inc.	3,200	23,681
#	Arcs Co. Ltd.	201,000	4,515,716
	Ariake Japan Co. Ltd.	7,700	279,140
#	Artnature, Inc.	25,200	134,525
	Axial Retailing, Inc.	348,000	2,613,252
	Belc Co. Ltd.	64,700	3,205,251
	Blue Zones Holdings Co. Ltd.	66,800	3,833,106
	Bourbon Corp.	25,500	448,503
#	Bull-Dog Sauce Co. Ltd.	3,000	36,389
	Calbee, Inc.	334,100	6,537,013
	Cawachi Ltd.	56,609	1,134,590
	Chubu Shiryo Co. Ltd.	130,295	1,524,212
	Chuo Gyorui Co. Ltd.	7,000	166,927
	Coca-Cola Bottlers Japan Holdings, Inc.	311,901	6,957,476
	Cosmos Pharmaceutical Corp.	37,500	1,679,861
#	Cota Co. Ltd.	131,154	996,179
	Create SD Holdings Co. Ltd.	104,653	2,198,245
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Daikokutenbussan Co. Ltd.	30,900	$1,014,558
#	DyDo Group Holdings, Inc.	82,100	1,310,259
	Earth Corp.	36,300	1,147,304
#	Ebara Foods Industry, Inc.	14,600	246,391
#	Eco's Co. Ltd.	42,500	837,825
	Ensuiko Sugar Refining Co. Ltd.	57,700	201,621
*	euglena Co. Ltd.	65,700	177,053
	Ezaki Glico Co. Ltd.	233,900	8,401,911
	Feed One Co. Ltd.	89,537	645,661
#	Fuji Co. Ltd.	58,700	799,975
	Fuji Oil Co. Ltd.	205,700	5,384,730
#	Fujicco Co. Ltd.	77,600	811,172
	Fujiya Co. Ltd.	20,700	342,857
	G-7 Holdings, Inc.	139,700	1,318,999
	Genky DrugStores Co. Ltd.	98,200	2,677,762
	H2O Retailing Corp.	459,787	6,296,263
	HABA Laboratories, Inc.	500	5,511
	Hagoromo Foods Corp.	15,800	346,501
	Halows Co. Ltd.	56,500	1,661,608
#	Heiwado Co. Ltd.	171,100	3,260,434
#	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	961,862
	Hokuryo Co. Ltd.	5,400	105,539
	Hokuto Corp.	52,700	675,702
	House Foods Group, Inc.	222,800	4,315,463
#	Imuraya Group Co. Ltd.	11,403	183,743
#	I-NE Co. Ltd.	6,200	53,651
	Ito En Ltd.	139,499	2,577,960
	Itochu-Shokuhin Co. Ltd.	34,700	2,478,723
	Itoham Yonekyu Holdings, Inc.	136,680	5,321,140
	Iwatsuka Confectionery Co. Ltd.	15,400	303,740
#	JM Holdings Co. Ltd.	133,800	1,550,372
	J-Oil Mills, Inc.	48,624	638,889
	Kadoya Sesame Mills, Inc.	2,100	54,401
#	Kagome Co. Ltd.	312,000	5,525,074
#	Kakiyasu Honten Co. Ltd.	17,900	318,993
#	Kameda Seika Co. Ltd.	74,399	1,876,087
#	Kaneko Seeds Co. Ltd.	10,100	97,138
	Kanemi Co. Ltd.	1,200	27,336
#	Kanro, Inc.	81,000	845,664
	Kato Sangyo Co. Ltd.	137,600	5,791,716

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Kenko Mayonnaise Co. Ltd.	54,477	$706,275
#	Kibun Foods, Inc.	46,900	333,865
	Kitoku Shinryo Co. Ltd.	7,700	127,511
	Koike-ya, Inc.	600	17,957
#	Kose Holdings Corp.	137,700	4,912,596
#	Kotobuki Spirits Co. Ltd.	428,531	4,976,892
#	Kusuri No. Aoki Holdings Co. Ltd.	254,300	6,665,254
	Kyokuyo Co. Ltd.	49,900	1,661,219
#	Lacto Japan Co. Ltd.	39,700	904,074
	Life Corp.	202,400	3,340,502
	Lifedrink Co., Inc.	175,600	1,841,371
	Lion Corp.	1,081,894	11,597,829
	Mammy Mart Holdings Corp.	5,500	50,155
	Mandom Corp.	163,160	3,344,780
#	Marudai Food Co. Ltd.	51,500	763,722
	Maruha Nichiro Corp.	501,558	4,517,272
	Maxvalu Tokai Co. Ltd.	50,800	1,230,711
#	Medical System Network Co. Ltd.	14,100	47,454
	Megmilk Snow Brand Co. Ltd.	117,400	2,556,849
#	Meito Co. Ltd.	43,900	728,946
	Milbon Co. Ltd.	126,252	2,074,311
	Mitsui DM Sugar Co. Ltd.	82,290	1,788,740
	Miyoshi Oil & Fat Co. Ltd.	21,400	345,156
	Morinaga & Co. Ltd.	309,298	5,409,254
	Morinaga Milk Industry Co. Ltd.	390,300	10,079,074
	Morozoff Ltd.	800	8,042
	MTG Co. Ltd.	37,000	1,011,614
#	Nakamuraya Co. Ltd.	5,299	104,632
#	Natori Co. Ltd.	36,400	443,501
	Nichimo Co. Ltd.	28,241	460,184
	Nichirei Corp.	974,286	12,089,974
	Niitaka Co. Ltd.	1,860	29,453
	Nippn Corp.	286,400	4,888,985
#	Nippon Beet Sugar Manufacturing Co. Ltd.	32,560	872,692
	Nisshin Oillio Group Ltd.	142,500	5,202,776
	Nissui Corp.	1,558,900	13,141,608
	Nitto Fuji Flour Milling Co. Ltd.	14,100	636,774
	Noevir Holdings Co. Ltd.	32,500	981,283
#	Oenon Holdings, Inc.	226,300	652,585
	OIE Sangyo Co. Ltd.	22,000	363,603
#	Oisix ra daichi, Inc.	18,400	170,621
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Okamura Foods Co. Ltd.	7,500	$54,725
#	Okuwa Co. Ltd.	15,900	89,489
	OUG Holdings, Inc.	20,000	514,767
#	Pickles Holdings Co. Ltd.	24,000	194,273
	Pigeon Corp.	489,325	5,099,564
	Premium Water Holdings, Inc.	12,200	263,655
	Prima Meat Packers Ltd.	149,600	2,672,352
	Qol Holdings Co. Ltd.	101,301	1,391,041
#	Retail Partners Co. Ltd.	49,300	430,623
	Riken Vitamin Co. Ltd.	133,100	2,676,060
#	Rokko Butter Co. Ltd.	46,100	354,203
	S Foods, Inc.	75,562	1,488,296
#	S&B Foods, Inc.	69,188	1,954,329
	Sakata Seed Corp.	101,700	2,675,028
	San-A Co. Ltd.	206,700	3,940,451
	Sato Foods Co. Ltd.	800	38,471
	Satudora Holdings Co. Ltd.	3,900	21,763
#	Shimadaya Corp.	17,401	201,343
#	Shinnihonseiyaku Co. Ltd.	29,100	387,132
	Shinobu Foods Products Co. Ltd.	1,600	21,174
#	Shoei Foods Corp.	24,900	655,922
	Showa Sangyo Co. Ltd.	100,100	2,039,140
	ST Corp.	4,400	43,460
	Starzen Co. Ltd.	258,300	2,206,487
	STI Foods Holdings, Inc.	18,027	152,002
	Sundrug Co. Ltd.	76,200	2,029,059
#	Takara Holdings, Inc.	734,377	7,584,838
#	Toho Co. Ltd. (8142 JP)	114,900	950,839
#	Torigoe Co. Ltd.	61,000	413,181
#	Transaction Co. Ltd.	173,400	1,337,440
#	United Super Markets Holdings, Inc.	271,450	1,636,115
	Valor Holdings Co. Ltd.	186,800	4,229,257
	Warabeya Nichiyo Holdings Co. Ltd.	58,560	1,303,617
#	Watahan & Co. Ltd.	68,800	630,289
	Wellneo Sugar Co. Ltd.	64,400	1,190,962
	YAKUODO Holdings Co. Ltd.	46,800	606,984
#	Yamami Co.	14,300	451,146
#	Yamatane Corp.	114,400	1,672,627
	Yamaya Corp.	21,100	303,650
#	Yokorei Co. Ltd.	226,400	1,859,156

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Yomeishu Seizo Co. Ltd.	32,300	$892,840
# *	Yoshimura Food Holdings KK	7,600	42,858
	Yuasa Funashoku Co. Ltd.	55,600	633,923
#	Yukiguni Factory Co. Ltd.	88,082	604,996
#	Yutaka Foods Corp.	3,900	53,231
TOTAL CONSUMER STAPLES			281,547,202
ENERGY — (1.0%)
	Itochu Enex Co. Ltd.	333,300	4,129,277
	Iwatani Corp.	789,049	9,358,903
	Japan Petroleum Exploration Co. Ltd.	754,700	9,291,638
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,745,742
*	Nippon Coke & Engineering Co. Ltd.	446,400	317,361
	Sala Corp.	241,101	1,729,084
	San-Ai Obbli Co. Ltd.	355,900	5,057,795
#	Sinanen Holdings Co. Ltd.	40,800	1,682,173
	Toyo Kanetsu KK	64,000	1,101,914
TOTAL ENERGY			35,413,887
FINANCIALS — (10.9%)
	77 Bank Ltd.	303,252	16,654,455
#	AEON Financial Service Co. Ltd.	492,200	5,372,705
#	Aichi Financial Group, Inc.	48,700	1,727,910
	Aiful Corp.	1,391,600	4,948,133
#	Aizawa Securities Group Co. Ltd.	75,300	691,429
	Akatsuki Corp.	117,200	471,617
#	Akita Bank Ltd.	71,740	2,357,491
	Anicom Holdings, Inc.	232,729	1,583,512
#	Aozora Bank Ltd.	286,300	4,638,369
	Awa Bank Ltd.	133,628	4,493,520
	Bank of Iwate Ltd.	52,982	2,095,436
	Bank of Nagoya Ltd.	174,687	5,535,211
#	Bank of Saga Ltd.	49,620	1,476,973
	Bank of the Ryukyus Ltd.	139,267	1,987,089
	CCI Group, Inc.	1,192,700	7,153,843
#	Chiba Kogyo Bank Ltd.	267,058	3,435,522
	Chugin Financial Group, Inc.	723,900	13,102,777
		Shares	Value»
FINANCIALS — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	1,299,700	$15,495,140
#	eGuarantee, Inc.	173,445	1,965,932
	Ehime Bank Ltd.	115,401	1,269,390
	Entrust, Inc.	40,500	295,136
#	FIDEA Holdings Co. Ltd.	30,192	391,746
	Financial Partners Group Co. Ltd.	288,300	3,787,526
#	Fintech Global, Inc.	512,500	485,134
#	First Bank of Toyama Ltd.	286,100	4,121,016
#	FP Partner, Inc.	11,100	161,266
	Fukui Bank Ltd.	20,662	390,363
	Fuyo General Lease Co. Ltd.	140,000	3,937,071
#	GMO Financial Gate, Inc.	5,138	168,975
#	GMO Financial Holdings, Inc.	208,900	1,202,182
	Hirogin Holdings, Inc.	1,328,400	15,045,328
#	Hirose Tusyo, Inc.	20,300	485,655
	Hokuhoku Financial Group, Inc.	584,753	20,097,280
	HS Holdings Co. Ltd.	92,512	779,827
	Hyakugo Bank Ltd.	1,228,209	11,169,631
	Hyakujushi Bank Ltd.	95,800	5,180,193
#	Ichiyoshi Securities Co. Ltd.	99,900	778,629
	IwaiCosmo Holdings, Inc.	112,700	2,536,278
	J Trust Co. Ltd.	343,534	1,085,798
	Jaccs Co. Ltd.	134,600	3,689,617
	JAFCO Group Co. Ltd.	424,400	6,699,657
	Japan Investment Adviser Co. Ltd.	108,100	1,557,277
	Japan Securities Finance Co. Ltd.	435,800	5,994,458
	J-Lease Co. Ltd.	63,800	592,230
	Juroku Financial Group, Inc.	165,100	8,779,185
	Keiyo Bank Ltd.	270,315	3,247,863
	Kita-Nippon Bank Ltd.	28,206	856,949
	Kiyo Bank Ltd.	358,390	8,752,515
#	Kyokuto Securities Co. Ltd.	61,300	685,343
	Kyushu Financial Group, Inc.	1,187,677	8,902,663
	Kyushu Leasing Service Co. Ltd.	35,700	332,091
	M&A Capital Partners Co. Ltd.	47,400	965,482
#	Marusan Securities Co. Ltd.	30,500	208,518

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Matsui Securities Co. Ltd.	227,800	$1,340,260
#	Mercuria Holdings Co. Ltd.	7,600	40,679
#	Mito Securities Co. Ltd.	234,529	913,284
#	Miyazaki Bank Ltd.	68,700	3,462,833
	Mizuho Leasing Co. Ltd.	832,100	7,682,524
	Musashino Bank Ltd.	133,021	4,747,351
	Nanto Bank Ltd.	123,100	5,312,847
#	NEC Capital Solutions Ltd.	59,700	1,572,084
# *	Net Protections Holdings, Inc.	205,631	637,037
	Nihon M&A Center Holdings, Inc.	1,297,000	5,956,674
	Nishi-Nippon Financial Holdings, Inc.	671,400	16,262,008
	North Pacific Bank Ltd.	1,293,400	7,726,898
#	Ogaki Kyoritsu Bank Ltd.	144,800	5,288,526
	Oita Bank Ltd.	58,899	3,125,029
#	Okasan Securities Group, Inc.	656,700	3,760,603
	Okinawa Financial Group, Inc.	77,616	2,643,978
#	Orient Corp.	178,590	1,269,623
#	Premium Group Co. Ltd.	175,200	2,045,184
#	Procrea Holdings, Inc.	91,279	1,582,445
	Ricoh Leasing Co. Ltd.	90,200	3,495,448
	San ju San Financial Group, Inc.	103,313	3,351,741
	San-In Godo Bank Ltd.	882,500	9,027,399
# *	SBI ARUHI Corp.	74,700	429,060
	SBI Global Asset Management Co. Ltd.	40,600	166,961
	SBI Insurance Group Co. Ltd.	9,000	128,102
	Senshu Ikeda Holdings, Inc.	1,101,428	5,830,603
	Seven Bank Ltd.	2,626,899	5,056,594
	Shiga Bank Ltd.	228,700	11,696,407
	Shikoku Bank Ltd.	129,090	1,701,571
#	Shimizu Bank Ltd.	36,000	584,700
	Sparx Group Co. Ltd.	80,960	862,303
	Strike Co. Ltd.	41,700	1,136,552
	Suruga Bank Ltd.	807,900	10,147,193
	Tochigi Bank Ltd.	443,100	2,403,710
#	Toho Bank Ltd.	683,300	2,661,032
	Tohoku Bank Ltd.	4,401	43,465
		Shares	Value»
FINANCIALS — (Continued)
	Tokai Tokyo Financial Holdings, Inc.	707,201	$3,388,239
	Tokyo Kiraboshi Financial Group, Inc.	143,338	9,358,461
	Tomato Bank Ltd.	4,700	48,921
	TOMONY Holdings, Inc.	835,943	4,731,010
#	Tottori Bank Ltd.	3,400	37,655
#	Towa Bank Ltd.	143,398	1,070,112
	Traders Holdings Co. Ltd.	67,720	425,869
*	Transaction Media Networks, Inc.	34,700	100,449
#	Tsukuba Bank Ltd.	397,400	1,314,128
	Wellnet Corp.	80,700	344,759
#	Yamagata Bank Ltd.	63,900	914,753
	Yamaguchi Financial Group, Inc.	468,030	7,455,216
	Yamanashi Chuo Bank Ltd.	126,326	3,876,843
	Zenkoku Hosho Co. Ltd.	426,907	8,487,590
TOTAL FINANCIALS			395,466,049
HEALTH CARE — (3.7%)
	Alfresa Holdings Corp.	566,900	9,129,852
#	Amvis Holdings, Inc.	119,300	368,179
	As One Corp.	235,500	3,537,439
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	1,925,977
#	Astena Holdings Co. Ltd.	141,400	437,551
	BML, Inc.	133,700	3,383,528
	CE Holdings Co. Ltd.	11,100	80,307
#	Charm Care Corp. KK	76,400	644,221
	Create Medic Co. Ltd.	7,000	50,943
# *	CUC, Inc.	7,800	42,715
# *	CYBERDYNE, Inc.	156,100	276,914
	Daito Pharmaceutical Co. Ltd.	147,818	1,276,062
	Elan Corp.	80,487	348,992
	EM Systems Co. Ltd.	160,700	756,494
	eWeLL Co. Ltd.	32,900	532,727
	FALCO HOLDINGS Co. Ltd.	51,000	882,567
#	FINDEX, Inc.	44,400	246,873
#	France Bed Holdings Co. Ltd.	63,455	546,282
#	Fuji Pharma Co. Ltd.	80,601	996,091
	Fukuda Denshi Co. Ltd.	100,200	5,494,337
	Fuso Pharmaceutical Industries Ltd.	2,800	41,187

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	H.U. Group Holdings, Inc.	260,529	$5,411,415
	Hisamitsu Pharmaceutical Co., Inc.	175,268	7,220,205
	Japan Animal Referral Medical Center Co. Ltd.	17,100	137,970
	Japan Hospice Holdings, Inc.	2,700	18,051
	Japan Lifeline Co. Ltd.	99,400	992,875
	Japan Medical Dynamic Marketing, Inc.	6,401	20,145
	Kaken Pharmaceutical Co. Ltd.	90,900	2,389,175
	Kanamic Network Co. Ltd.	80,200	255,924
	Kissei Pharmaceutical Co. Ltd.	165,200	4,920,492
	Koa Shoji Holdings Co. Ltd.	4,100	22,262
	Kyorin Pharmaceutical Co. Ltd.	130,746	1,372,257
#	Mani, Inc.	306,100	3,019,918
	Medikit Co. Ltd.	2,000	38,594
	Medius Holdings Co. Ltd.	8,400	44,573
# *	Medley, Inc.	30,922	477,511
#	Menicon Co. Ltd.	259,599	2,722,347
#	Mizuho Medy Co. Ltd.	58,900	679,231
	Mochida Pharmaceutical Co. Ltd.	46,523	1,090,651
	Nagaileben Co. Ltd.	11,200	129,394
	Nakanishi, Inc.	234,199	3,283,706
	Nihon Kohden Corp.	102,500	1,136,352
	Nippon Shinyaku Co. Ltd.	244,500	8,161,382
	Nipro Corp.	610,706	5,612,183
# *	Nxera Pharma Co. Ltd.	337,400	1,778,381
	Pharma Foods International Co. Ltd.	1,300	5,652
#	PHC Holdings Corp.	112,800	791,687
	Rion Co. Ltd.	51,800	919,485
	Santen Pharmaceutical Co. Ltd.	89,100	1,002,342
	Sawai Group Holdings Co. Ltd.	357,600	5,485,138
	Seed Co. Ltd.	3,400	12,712
	Seikagaku Corp.	107,600	486,212
	Ship Healthcare Holdings, Inc.	200,700	3,308,312
		Shares	Value»
HEALTH CARE — (Continued)
	Shofu, Inc.	68,500	$815,737
	Software Service, Inc.	18,600	1,537,134
	Solasto Corp.	215,560	1,276,257
	Suzuken Co. Ltd.	260,400	10,496,630
	Takara Bio, Inc.	215,199	1,130,498
#	Tauns Laboratories, Inc.	58,000	199,953
#	Techno Medica Co. Ltd.	4,800	69,134
#	Toho Holdings Co. Ltd.	197,000	5,889,551
	Tokai Corp.	105,000	1,673,686
	Towa Pharmaceutical Co. Ltd.	161,600	3,763,755
	Tsumura & Co.	284,540	7,521,762
#	Value HR Co. Ltd.	89,800	806,282
	Vital KSK Holdings, Inc.	200,700	1,822,332
	ZERIA Pharmaceutical Co. Ltd.	100,217	1,330,914
TOTAL HEALTH CARE			132,279,397
INDUSTRIALS — (29.8%)
#	Advan Group Co. Ltd.	80,900	497,087
	Aichi Corp.	192,400	1,696,299
	Aida Engineering Ltd.	210,100	1,627,500
#	Aidma Holdings, Inc.	4,100	56,483
#	Airman Corp.	137,200	1,712,800
#	AIT Corp.	42,500	616,499
	Ajis Co. Ltd.	10,200	208,483
	Alconix Corp.	133,500	2,342,599
#	Alinco, Inc.	33,600	243,495
#	Altech Corp.	99,770	1,696,448
	Anest Iwata Corp.	204,800	2,189,807
#	Artner Co. Ltd.	20,200	270,855
	Asahi Diamond Industrial Co. Ltd.	149,300	873,769
	Asahi Kogyosha Co. Ltd.	75,900	1,769,273
	Asanuma Corp.	338,000	2,310,212
#	ASIRO, Inc.	4,300	50,458
#	AZ-COM MARUWA Holdings, Inc.	74,699	479,459
	Bando Chemical Industries Ltd.	191,600	2,510,000
	Bell System24 Holdings, Inc.	163,000	1,511,473
#	Bewith, Inc.	8,700	93,447
#	Br Holdings Corp.	48,788	111,368
	Bunka Shutter Co. Ltd.	323,000	4,223,277
	Career Design Center Co. Ltd.	12,700	200,959
	Careerlink Co. Ltd.	28,200	481,645
	Central Glass Co. Ltd.	112,100	2,642,620

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Central Security Patrols Co. Ltd.	5,501	$103,746
# *	Chiyoda Corp.	579,200	4,814,426
	Chiyoda Integre Co. Ltd.	66,200	1,416,221
#	Chori Co. Ltd.	65,300	1,667,716
	Chudenko Corp.	165,700	4,726,285
	Chugai Ro Co. Ltd.	18,200	551,932
#	Chuo Warehouse Co. Ltd.	22,300	246,666
	CKD Corp.	185,400	4,945,388
#	CMC Corp.	25,300	290,533
	COMSYS Holdings Corp.	14,500	453,037
	Copro-Holdings Co. Ltd.	72,200	502,133
#	Cosel Co. Ltd.	78,800	594,280
	Creek & River Co. Ltd.	37,400	368,055
*	CrowdWorks, Inc.	20,401	102,564
#	CTI Engineering Co. Ltd.	132,800	2,538,528
#	CTS Co. Ltd.	131,800	869,227
	Dai-Dan Co. Ltd.	308,100	5,344,191
	Daiei Kankyo Co. Ltd.	57,900	1,527,133
	Daihatsu Infinearth Mfg Co. Ltd.	89,700	1,426,319
	Daiho Corp.	297,800	1,513,353
	Dai-Ichi Cutter Kogyo KK	19,747	175,859
	Daiichi Jitsugyo Co. Ltd.	149,400	3,075,119
	Daiichi Kensetsu Corp.	36,500	890,734
	Daiseki Co. Ltd.	268,755	6,040,419
	Daisue Construction Co. Ltd.	42,400	1,050,599
	Daiwa Industries Ltd.	170,300	1,712,618
#	Denyo Co. Ltd.	93,400	2,214,949
#	Dip Corp.	80,949	1,074,392
	DMG Mori Co. Ltd.	361,000	6,371,015
	DMW Corp.	4,800	167,537
	Duskin Co. Ltd.	176,700	4,853,328
#	Ebara Jitsugyo Co. Ltd.	129,600	1,795,633
	EJ Holdings, Inc.	46,000	535,391
	en, Inc.	78,508	729,570
	Endo Lighting Corp.	53,100	817,197
	ERI Holdings Co. Ltd.	25,100	700,062
	EXEO Group, Inc.	923,672	15,410,753
	F&M Co. Ltd.	44,400	699,520
#	Fudo Tetra Corp.	71,580	1,390,407
	Fuji Corp. (6134 JP)	268,200	6,607,602
	Fukuda Corp.	52,300	2,638,470
	Fukuvi Chemical Industry Co. Ltd.	10,600	64,080
		Shares	Value»
INDUSTRIALS — (Continued)
	Fukuyama Transporting Co. Ltd.	63,326	$1,883,272
	FULLCAST Holdings Co. Ltd.	105,800	1,151,823
	Funai Soken Holdings, Inc.	451,040	3,269,457
#	Furukawa Co. Ltd.	98,272	2,943,107
#	Futaba Corp.	111,600	462,896
	Gakken Holdings Co. Ltd.	95,300	645,887
	Gakujo Co. Ltd.	31,900	365,989
	Galilei Co. Ltd.	151,100	3,769,281
	Gecoss Corp.	95,900	982,721
#	Giken Ltd.	42,498	549,889
	Glory Ltd.	232,155	6,047,132
	grems, Inc.	40,500	629,983
	Hamakyorex Co. Ltd.	391,600	4,645,079
	Hanwa Co. Ltd.	178,600	9,082,549
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	68,625
	Hazama Ando Corp.	815,100	10,540,227
	Helios Techno Holding Co. Ltd.	39,600	267,230
	Hibiya Engineering Ltd.	103,800	3,232,796
*	Hino Motors Ltd.	1,162,416	3,128,887
	Hirakawa Hewtech Corp.	61,061	1,087,218
	Hirano Tecseed Co. Ltd.	29,700	353,663
#	Hirata Corp.	92,997	1,545,325
	Hisaka Works Ltd.	95,000	947,644
#	Hito Communications Holdings, Inc.	1,500	9,301
	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	7,400	147,886
#	Hokuriku Electrical Construction Co. Ltd.	89,040	906,633
#	Hosokawa Micron Corp.	78,000	3,093,936
#	Howa Machinery Ltd.	50,600	452,104
	Ichiken Co. Ltd.	17,097	551,863
	Ichinen Holdings Co. Ltd.	121,200	1,654,520
#	IDEA Consultants, Inc.	1,200	31,961
	Idec Corp.	148,500	2,767,708
#	Iino Kaiun Kaisha Ltd.	453,500	4,601,657
	Inaba Denki Sangyo Co. Ltd.	616,300	10,265,248
#	Inaba Seisakusho Co. Ltd.	10,176	105,183
	Inabata & Co. Ltd.	264,900	6,704,753
#	Infomart Corp.	908,400	2,654,640

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	INFRONEER Holdings, Inc.	818,400	$12,257,658
	Insource Co. Ltd.	242,300	1,136,587
*	Intloop, Inc.	6,700	156,315
#	Inui Global Logistics Co. Ltd.	67,080	562,266
#	Iseki & Co. Ltd.	70,349	813,993
#	Itoki Corp.	218,300	3,681,919
#	Iwaki Co. Ltd.	56,800	985,096
	JAC Recruitment Co. Ltd.	412,500	2,639,741
	Japan Airport Terminal Co. Ltd.	241,000	7,546,543
	Japan Elevator Service Holdings Co. Ltd.	700,900	7,379,827
#	Japan Engine Corp.	12,600	1,115,062
#	Japan Foundation Engineering Co. Ltd.	93,200	403,652
	Japan Pulp & Paper Co. Ltd.	559,600	3,487,476
#	Japan Transcity Corp.	228,408	1,803,954
	JDC Corp.	181,600	740,584
	JGC Holdings Corp.	1,117,300	15,657,915
	JK Holdings Co. Ltd.	87,140	807,849
	Juki Corp.	35,800	124,436
	Kamei Corp.	148,700	2,969,120
	Kamigumi Co. Ltd.	143,400	5,018,396
#	Kanaden Corp.	88,100	1,214,993
	Kanadevia Corp.	838,979	5,539,535
#	Kanagawa Chuo Kotsu Co. Ltd.	16,800	398,971
	Kaname Kogyo Co. Ltd.	1,300	12,248
	Kanamoto Co. Ltd.	136,600	3,294,655
	Kanematsu Corp.	919,050	12,071,428
	Katakura Industries Co. Ltd.	120,900	2,298,423
	Kato Works Co. Ltd.	11,200	99,089
	Kawada Technologies, Inc.	90,100	2,728,578
	Keihan Holdings Co. Ltd.	344,222	7,646,457
	Keihin Co. Ltd.	4,500	85,007
	Keikyu Corp.	771,321	7,580,788
	Keio Corp.	378,296	9,435,214
	Kimura Chemical Plants Co. Ltd.	66,200	540,924
	Kimura Unity Co. Ltd.	94,000	555,987
	King Jim Co. Ltd.	38,300	201,276
	Kitagawa Corp.	9,100	104,195
	Kitano Construction Corp.	57,888	580,726
	Kitz Corp.	366,900	4,788,620
#	Kobe Electric Railway Co. Ltd.	2,399	38,400
		Shares	Value»
INDUSTRIALS — (Continued)
	Koike Sanso Kogyo Co. Ltd.	39,000	$473,718
	Kokuyo Co. Ltd.	111,400	652,688
	Komatsu Wall Industry Co. Ltd.	82,700	1,517,761
	Komori Corp.	216,205	2,346,779
#	Kondotec, Inc.	114,200	1,101,303
	Konoike Transport Co. Ltd.	166,500	3,583,583
#	Kosaido Holdings Co. Ltd.	436,900	1,410,141
	Kozo Keikaku Engineering Holdings, Inc.	45,000	910,822
	KPP Group Holdings Co. Ltd.	96,000	548,679
	Kraftia Corp.	106,100	5,533,294
	KRS Corp.	72,600	1,402,283
#	Kumagai Gumi Co. Ltd.	793,600	8,906,671
	Kyodo Printing Co. Ltd.	117,300	1,241,625
	Kyokuto Boeki Kaisha Ltd.	66,000	817,495
	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,300	3,872,700
#	LIKE, Inc.	36,200	357,894
#	Link & Motivation, Inc.	228,400	744,251
	Lixil Corp.	131,600	1,509,679
	Mabuchi Motor Co. Ltd.	862,536	8,102,572
#	Maezawa Industries, Inc.	49,300	669,466
#	Maezawa Kasei Industries Co. Ltd.	64,200	957,181
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,238,550
	Makino Milling Machine Co. Ltd.	128,800	9,492,160
#	Management Solutions Co. Ltd.	40,500	341,193
	Marufuji Sheet Piling Co. Ltd.	400	11,806
	Maruzen Co. Ltd.	63,300	1,515,475
	Maruzen Showa Unyu Co. Ltd.	74,600	4,058,344
	Matching Service Japan Co. Ltd.	8,200	55,829
	Matsuda Sangyo Co. Ltd.	72,282	2,871,347
#	Matsui Construction Co. Ltd.	108,300	1,050,508
	Max Co. Ltd.	122,700	5,188,527
	Meidensha Corp.	201,710	7,905,090
	Meiho Facility Works Ltd.	26,000	184,379

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Meiji Electric Industries Co. Ltd.	41,600	$634,114
#	Meiji Shipping Group Co. Ltd.	84,000	389,324
	Meisei Industrial Co. Ltd.	216,000	2,407,094
	MEITEC Group Holdings, Inc.	407,000	9,104,133
	Meiwa Corp.	145,600	870,616
	METAWATER Co. Ltd.	125,100	2,679,494
*	Microwave Chemical Co. Ltd.	32,400	210,762
#	Midac Holdings Co. Ltd.	34,500	446,556
#	Mie Kotsu Group Holdings, Inc.	244,258	875,018
#	Mirai Industry Co. Ltd.	20,400	441,943
	Mirait One Corp.	491,735	11,799,603
	Mitani Corp.	294,600	4,537,410
#	Mitani Sangyo Co. Ltd.	70,700	275,789
	Mitsubishi Kakoki Kaisha Ltd.	104,500	2,218,708
	Mitsubishi Logisnext Co. Ltd.	95,000	961,913
	Mitsubishi Logistics Corp.	655,800	5,601,814
#	Mitsubishi Pencil Co. Ltd.	138,700	2,057,489
	Mitsuboshi Belting Ltd.	86,300	2,248,217
#	Mitsui Matsushima Holdings Co. Ltd.	313,000	2,894,070
	Mitsui-Soko Holdings Co. Ltd.	349,800	8,182,204
	Miura Co. Ltd.	321,800	6,616,869
#	Miyaji Engineering Group, Inc.	120,269	1,514,961
	Morita Holdings Corp.	200,100	3,629,840
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	3,500	114,086
	Nabtesco Corp.	4,800	130,069
#	NAC Co. Ltd.	88,200	309,551
#	Nachi-Fujikoshi Corp.	61,600	1,950,091
	Nagase & Co. Ltd.	499,900	12,992,720
	Nagoya Railroad Co. Ltd.	995,411	11,125,010
#	Naikai Zosen Corp.	2,100	205,311
	Nakabayashi Co. Ltd.	34,600	131,900
#	Nakakita Seisakusho Co. Ltd.	7,500	319,168
#	Nakamoto Packs Co. Ltd.	18,600	238,670
		Shares	Value»
INDUSTRIALS — (Continued)
	Nakanishi Manufacturing Co. Ltd.	5,700	$99,557
	Nakano Corp.	14,000	114,546
	Namura Shipbuilding Co. Ltd.	248,028	6,761,283
	Nankai Electric Railway Co. Ltd.	471,300	8,727,370
	Narasaki Sangyo Co. Ltd.	25,400	653,451
	Nareru Group, Inc.	11,500	176,434
	Nice Corp.	6,518	81,819
	Nichias Corp.	235,800	11,829,815
#	Nichiban Co. Ltd.	46,600	591,692
	Nichiden Corp.	66,200	1,081,198
	Nichiha Corp.	149,980	3,301,270
	Nichireki Group Co. Ltd.	144,700	2,255,017
#	Nihon Dengi Co. Ltd.	59,200	4,054,380
	Nihon Flush Co. Ltd.	67,245	357,098
	Nikkiso Co. Ltd.	252,900	2,917,310
	Nikko Co. Ltd.	152,044	801,490
#	Nikkon Holdings Co. Ltd.	563,000	13,346,216
	Nippi, Inc.	11,900	1,080,608
#	Nippon Air Conditioning Services Co. Ltd.	160,700	1,537,432
	Nippon Aqua Co. Ltd.	72,000	411,903
	Nippon Carbon Co. Ltd.	1,900	56,619
	Nippon Densetsu Kogyo Co. Ltd.	211,501	4,770,666
	Nippon Dry-Chemical Co. Ltd.	15,400	1,070,157
	Nippon Parking Development Co. Ltd.	1,074,800	1,982,821
#	Nippon Rietec Co. Ltd.	36,000	519,139
	Nippon Seisen Co. Ltd.	63,200	513,004
	Nippon Sharyo Ltd.	19,325	459,355
*	Nippon Sheet Glass Co. Ltd.	279,200	1,240,469
	Nippon Thompson Co. Ltd.	152,637	907,731
	Nishimatsu Construction Co. Ltd.	146,100	5,436,795
	Nishi-Nippon Railroad Co. Ltd.	221,300	4,075,532
	Nishio Holdings Co. Ltd.	92,700	2,879,753
	Nissei ASB Machine Co. Ltd.	48,700	1,979,606

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Nissei Plastic Industrial Co. Ltd.	105,100	$592,484
	Nisshinbo Holdings, Inc.	700,780	6,497,372
#	Nisso Holdings Co. Ltd.	31,700	141,943
	Nitta Corp.	105,700	2,784,886
#	Nitto Boseki Co. Ltd.	49,400	4,714,433
	Nitto Kogyo Corp.	145,000	3,879,129
#	Nitto Kohki Co. Ltd.	31,200	378,420
	Nitto Seiko Co. Ltd.	88,373	412,262
#	Nittoc Construction Co. Ltd.	117,600	990,599
#	Nittoku Co. Ltd.	50,398	764,315
#	No.1 Co. Ltd.	6,700	80,090
	Noda Corp.	112,400	492,079
	Nomura Co. Ltd.	81,500	720,368
#	Nomura Micro Science Co. Ltd.	56,700	1,281,290
	Noritake Co. Ltd.	108,000	4,290,544
	NS Tool Co. Ltd.	15,800	85,788
	NS United Kaiun Kaisha Ltd.	53,400	2,382,302
	NSK Ltd.	1,719,132	11,955,794
	NTN Corp.	2,140,100	5,129,251
#	Obara Group, Inc.	55,100	1,346,034
	Ochi Holdings Co. Ltd.	2,600	24,873
	Odawara Engineering Co. Ltd.	1,200	16,907
#	Ohba Co. Ltd.	76,500	570,921
	Ohmoto Gumi Co. Ltd.	24,600	250,194
	Oiles Corp.	115,870	1,822,687
#	Okabe Co. Ltd.	176,501	1,089,036
#	Okada Aiyon Corp.	33,400	505,734
	Okamoto Machine Tool Works Ltd.	18,500	580,692
	Okamura Corp.	330,800	5,077,144
	OKUMA Corp.	234,600	5,822,491
	Okumura Corp.	177,480	7,391,396
	Onamba Co. Ltd.	1,400	12,945
#	One Career, Inc.	17,100	266,299
#	Onoken Co. Ltd.	31,200	287,439
	Open Up Group, Inc.	224,000	2,692,794
#	Oriental Consultants Holdings Co. Ltd.	12,200	258,339
	Oriental Shiraishi Corp.	703,200	1,867,241
#	OSG Corp.	320,500	5,412,170
	Oyo Corp.	125,800	2,342,255
	Paraca, Inc.	5,200	68,127
	Park24 Co. Ltd.	630,172	8,781,871
	Parker Corp.	41,900	401,042
#	Pasona Group, Inc.	136,600	1,759,242
	Pegasus Co. Ltd.	69,319	325,384
		Shares	Value»
INDUSTRIALS — (Continued)
	Penta-Ocean Construction Co. Ltd.	1,498,652	$15,728,637
#	People Dreams & Technologies Group Co. Ltd.	5,800	57,745
	Pilot Corp.	91,599	2,879,933
	Prestige International, Inc.	565,200	2,533,080
#	Pronexus, Inc.	78,200	585,460
#	PS Construction Co. Ltd.	69,860	1,372,669
	Quick Co. Ltd.	231,000	1,299,242
	Raito Kogyo Co. Ltd.	253,900	5,741,253
	Raiznext Corp.	246,800	4,024,882
	Raksul, Inc.	220,700	2,900,881
#	Rasa Corp.	61,100	809,635
	Rheon Automatic Machinery Co. Ltd.	78,601	782,343
	Rise Consulting Group, Inc.	28,400	99,323
#	Rix Corp.	19,600	469,167
	Ryobi Ltd.	104,840	1,845,816
	Sakai Heavy Industries Ltd.	29,900	424,823
	Sakai Moving Service Co. Ltd.	125,000	2,359,516
#	Sanki Engineering Co. Ltd.	230,900	9,947,256
	Sanko Gosei Ltd.	107,300	668,569
	Sanko Metal Industrial Co. Ltd.	70,500	656,910
#	Sankyo Tateyama, Inc.	89,205	371,524
	Sankyu, Inc.	235,900	14,053,827
	Sansei Technologies, Inc.	54,578	857,633
	Sansha Electric Manufacturing Co. Ltd.	7,400	48,555
	Sanyo Denki Co. Ltd.	145,200	3,904,079
#	Sanyo Electric Railway Co. Ltd.	46,698	611,981
	Sanyo Engineering & Construction, Inc.	48,000	438,706
	Sanyo Industries Ltd.	5,800	164,591
	Sanyo Trading Co. Ltd.	112,439	1,155,542
#	Sata Construction Co. Ltd.	86,199	677,446
	Sato Corp.	27,100	406,612
#	Sato Shoji Corp.	83,100	1,265,510
	SBI Leasing Services Co. Ltd.	6,800	289,498
#	SBS Holdings, Inc.	104,600	2,607,583
#	SEC Carbon Ltd.	34,100	590,986

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Seibu Electric & Machinery Co. Ltd.	10,300	$172,557
	Seika Corp.	123,600	1,859,447
#	Seikitokyu Kogyo Co. Ltd.	93,030	1,005,152
	Seiko Electric Co. Ltd.	25,000	358,710
	Seino Holdings Co. Ltd.	336,000	5,230,652
	Sekisui Jushi Corp.	176,701	2,377,616
	Senko Group Holdings Co. Ltd.	649,000	8,084,189
	Senshu Electric Co. Ltd.	67,900	2,537,306
	Shibaura Machine Co. Ltd.	108,300	2,981,562
	Shibusawa Logistics Corp.	214,800	1,805,359
	Shibuya Corp.	67,700	1,541,705
	Shima Seiki Manufacturing Ltd.	81,010	533,491
#	Shimojima Co. Ltd.	32,300	289,300
	Shin Maint Holdings Co. Ltd.	29,200	230,315
	Shin Nippon Air Technologies Co. Ltd.	144,960	3,082,123
#	Shinki Bus Co. Ltd.	3,800	48,621
	Shinmaywa Industries Ltd.	330,700	4,672,781
	Shinnihon Corp.	164,700	2,126,233
	Shinsho Corp.	86,100	1,480,457
	Shinwa Co. Ltd. (3447 JP)	48,700	298,617
	Shinwa Co. Ltd. (7607 JP)	57,400	1,161,877
	SHO-BOND Holdings Co. Ltd.	615,800	5,527,881
#	SIGMAXYZ Holdings, Inc.	375,300	1,896,153
	Sinfonia Technology Co. Ltd.	117,700	7,965,479
	Sinko Industries Ltd.	334,100	3,208,098
	Sintokogio Ltd.	154,200	1,136,941
	SMS Co. Ltd.	98,100	1,038,156
#	Soda Nikka Co. Ltd.	105,700	799,989
	Sodick Co. Ltd.	152,700	1,032,587
	Sotetsu Holdings, Inc.	418,700	7,567,539
#	Space Co. Ltd.	74,362	742,207
	S-Pool, Inc.	53,101	88,409
#	Studio Alice Co. Ltd.	36,200	466,227
#	Subaru Enterprise Co. Ltd.	32,700	639,348
#	Sugimoto & Co. Ltd.	109,700	1,007,422
#	Sumiseki Holdings, Inc.	70,600	306,907
		Shares	Value»
INDUSTRIALS — (Continued)
	Sumitomo Heavy Industries Ltd.	346,151	$10,777,279
	Sumitomo Warehouse Co. Ltd.	313,800	7,527,437
	Suzumo Machinery Co. Ltd.	4,400	40,123
	SWCC Corp.	163,900	12,215,652
	Tacmina Corp.	700	7,269
	Tadano Ltd.	245,900	1,817,308
#	Taihei Dengyo Kaisha Ltd.	243,800	3,521,937
	Taikisha Ltd.	279,700	6,248,236
	Taisei Oncho Co. Ltd.	13,600	413,494
#	Takamatsu Construction Group Co. Ltd.	82,400	2,038,383
#	Takamiya Co. Ltd.	31,022	88,673
	Takaoka Toko Co. Ltd.	50,180	1,500,068
#	Takara & Co. Ltd.	56,755	1,557,343
	Takara Standard Co. Ltd.	204,600	3,906,758
	Takashima & Co. Ltd.	145,198	850,260
#	Takeuchi Manufacturing Co. Ltd.	199,600	8,264,236
	Takigami Steel Construction Co. Ltd.	3,700	168,970
	Tanabe Engineering Corp.	39,500	713,378
#	Tanseisha Co. Ltd.	197,649	1,955,672
	Techno Ryowa Ltd.	63,390	3,192,604
	Techno Smart Corp.	28,200	377,102
	Teikoku Electric Manufacturing Co. Ltd.	104,200	2,053,628
#	Teikoku Sen-I Co. Ltd.	110,000	2,135,747
	Tekken Corp.	34,800	1,095,941
#	Tenpos Holdings Co. Ltd.	4,400	107,105
	Terasaki Electric Co. Ltd.	24,300	695,914
	Tess Holdings Co. Ltd.	113,998	271,570
	TKC Corp.	176,101	4,630,243
	Toa Corp. (1885 JP)	286,800	5,832,418
	TOA ROAD Corp.	49,700	560,244
	Toba, Inc.	6,500	166,577
	TOBISHIMA HOLDINGS, Inc.	83,191	1,307,265
	Tobu Railway Co. Ltd.	124,800	2,203,271
	Tocalo Co. Ltd.	357,200	5,975,892
	Toda Corp.	1,032,200	9,009,791
	Toenec Corp.	237,600	3,147,620

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Togami Electric Manufacturing Co. Ltd.	14,700	$444,923
	TOKAI Holdings Corp.	514,900	3,825,538
	Tokyo Energy & Systems, Inc.	89,500	1,064,304
#	Tokyo Sangyo Co. Ltd.	113,600	701,949
	Tokyu Construction Co. Ltd.	241,100	1,992,264
	Toli Corp.	215,200	1,060,829
#	Tomoe Corp.	141,800	1,858,317
	Tomoe Engineering Co. Ltd.	127,100	1,587,103
	Torishima Pump Manufacturing Co. Ltd.	103,400	1,446,045
	Totech Corp.	140,600	3,658,400
	Totetsu Kogyo Co. Ltd.	133,900	4,031,676
	Toyo Denki Seizo KK	19,300	248,535
#	Toyo Innovex Co. Ltd.	48,500	213,241
#	Toyo Tanso Co. Ltd.	40,100	1,401,055
	Transcosmos, Inc.	76,800	1,872,944
	TRE Holdings Corp.	162,300	1,801,095
	Trinity Industrial Corp.	25,700	217,873
	Trusco Nakayama Corp.	171,700	2,713,635
# *	Tsubaki Nakashima Co. Ltd.	140,800	317,488
	Tsubakimoto Chain Co.	454,775	6,976,185
	Tsubakimoto Kogyo Co. Ltd.	82,700	1,528,421
	Tsugami Corp.	227,500	4,731,834
	Tsukishima Holdings Co. Ltd.	100,600	1,932,847
#	Tsurumi Manufacturing Co. Ltd.	199,800	2,820,304
#	TWOSTONE&Sons	11,300	48,817
	Ueki Corp.	60,800	1,126,213
#	UNISOL Holdings Corp.	64,307	949,949
	Ushio, Inc.	481,400	8,653,950
#	UT Group Co. Ltd.	2,388,500	3,188,228
*	Visional, Inc.	117,500	6,475,418
#	Wakachiku Construction Co. Ltd.	72,400	2,153,998
	Wakita & Co. Ltd.	187,900	2,448,514
#	WDB Holdings Co. Ltd.	32,800	340,176
	Weathernews, Inc.	64,100	1,689,654
#	West Holdings Corp.	126,603	1,302,790
#	Will Group, Inc.	37,907	291,755
		Shares	Value»
INDUSTRIALS — (Continued)
	World Holdings Co. Ltd.	38,600	$631,869
	Yahagi Construction Co. Ltd.	153,300	2,300,997
	YAMABIKO Corp.	206,328	4,295,328
	YAMADA Consulting Group Co. Ltd.	22,300	249,623
#	Yamato Corp.	99,500	1,504,336
#	Yamaura Corp.	14,400	136,986
#	Yamazen Corp.	330,500	3,048,314
	Yasuda Logistics Corp.	99,100	1,427,985
	Yokogawa Bridge Holdings Corp.	185,600	3,735,571
	Yondenko Corp.	162,360	1,759,295
	Yuasa Trading Co. Ltd.	96,800	3,547,766
	Yuken Kogyo Co. Ltd.	1,400	29,381
	Yurtec Corp.	254,300	4,471,135
	Zaoh Co. Ltd.	14,000	232,316
#	Zenitaka Corp.	11,900	605,380
	Zero Co. Ltd.	6,500	163,331
#	Zuiko Corp.	32,865	213,480
TOTAL INDUSTRIALS			1,074,569,124
INFORMATION TECHNOLOGY — (12.7%)
	A&D HOLON Holdings Co. Ltd.	135,200	1,997,125
#	Ad-sol Nissin Corp.	86,816	991,341
#	Adtec Plasma Technology Co. Ltd.	13,800	143,683
#	Advanced Media, Inc.	19,200	133,890
	Ai Holdings Corp.	193,700	3,339,292
#	Aichi Tokei Denki Co. Ltd.	44,837	808,502
#	AIMECHATEC Ltd.	11,400	637,314
	Aiphone Co. Ltd.	66,100	1,270,132
#	Allied Telesis Holdings KK	117,000	240,537
#	Alpha Systems, Inc.	28,720	703,547
	Alps Alpine Co. Ltd.	989,842	12,964,846
	Amano Corp.	286,000	7,258,557
#	Amiya Corp.	4,200	78,794
#	AOI Electronics Co. Ltd.	14,500	246,092
	Argo Graphics, Inc.	410,400	3,822,241
	Arisawa Manufacturing Co. Ltd.	193,300	2,233,845
#	Asteria Corp.	10,400	87,324
#	Avant Group Corp.	106,600	1,132,477
#	Axell Corp.	10,500	83,386
	Base Co. Ltd.	33,700	664,146
*	baudroie, Inc.	33,900	448,475
	BIPROGY, Inc.	41,700	1,384,830

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Broadband Tower, Inc.	75,700	$87,251
	Broadleaf Co. Ltd.	133,900	572,427
#	Buffalo, Inc.	25,500	742,601
	Business Brain Showa-Ota, Inc.	40,800	886,903
	Business Engineering Corp.	92,000	852,950
	CAC Holdings Corp.	74,200	962,491
#	CDS Co. Ltd.	11,600	136,306
#	Celsys, Inc.	164,100	1,535,239
#	Change Holdings, Inc.	71,200	484,318
#	Chino Corp.	66,600	605,827
	Citizen Watch Co. Ltd.	1,178,200	10,413,172
#	CMK Corp.	219,400	777,039
	Computer Engineering & Consulting Ltd.	159,900	2,279,760
#	Computer Institute of Japan Ltd.	304,417	1,031,995
	Comture Corp.	124,000	1,302,114
#	Core Corp.	39,200	582,459
	Cresco Ltd.	163,700	1,777,352
#	Cross Cat Co. Ltd.	8,200	55,000
	Cyberlinks Co. Ltd.	2,200	18,518
#	Cybozu, Inc.	123,700	1,907,773
#	Daishinku Corp.	132,396	504,363
	Daitron Co. Ltd.	111,200	1,822,979
	Daiwabo Holdings Co. Ltd.	533,800	10,497,620
	Densan System Holdings Co. Ltd.	1,300	27,315
	Dentsu Soken, Inc.	194,400	3,064,341
	Dexerials Corp.	624,800	10,961,638
	Digital Arts, Inc.	63,500	2,306,306
#	Digital Hearts Holdings Co. Ltd.	27,200	161,881
#	Digital Information Technologies Corp.	98,600	811,567
	DKK Co. Ltd.	5,900	102,264
	DKK-Toa Corp.	3,400	19,431
#	Double Standard, Inc.	8,300	90,342
	DTS Corp.	965,900	7,868,698
#	Ebase Co. Ltd.	74,138	209,362
	Eizo Corp.	170,100	2,381,759
	Elecom Co. Ltd.	180,976	1,934,104
#	Enomoto Co. Ltd.	10,383	163,465
#	Enplas Corp.	8,400	493,759
	ESPEC Corp.	102,200	2,272,931
# *	ExaWizards, Inc.	138,400	640,651
*	f-code, Inc.	4,500	48,172
#	Ferrotec Corp.	226,400	8,656,060
#	FFRI Security, Inc.	7,100	426,505
#	Fixstars Corp.	123,600	1,214,433
#	Focus Systems Corp.	50,500	599,782
#	Forval Corp.	51,100	377,648
# *	Fronteo, Inc.	47,800	258,662
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FTGroup Co. Ltd.	51,000	$422,812
	Fukui Computer Holdings, Inc.	43,400	888,271
	Furuno Electric Co. Ltd.	117,900	5,441,289
#	Furuya Metal Co. Ltd.	69,301	1,891,994
	Future Corp.	262,200	3,217,511
#	Global Security Experts, Inc.	10,800	206,377
	GLtechno Holdings, Inc.	45,500	957,987
#	GMO GlobalSign Holdings KK	13,800	201,123
	GMO internet group, Inc.	323,420	8,060,011
#	Gunosy, Inc.	60,700	224,122
#	Hagiwara Electric Holdings Co. Ltd.	35,500	846,407
#	Hakuto Co. Ltd.	48,600	1,304,827
	Hennge KK	37,700	283,000
	Hibino Corp.	10,100	210,494
	Himacs Ltd.	960	8,121
#	Hioki EE Corp.	56,900	2,266,109
#	Hochiki Corp.	83,800	2,680,208
	Hokuriku Electric Industry Co. Ltd.	16,639	325,527
	Hosiden Corp.	271,400	4,521,255
	Human Technologies, Inc.	8,500	100,319
#	Icom, Inc.	31,000	599,445
#	ID Holdings Corp.	47,350	612,548
#	I'll, Inc.	32,490	521,551
#	IMV Corp.	14,900	277,581
	Ines Corp.	106,400	1,292,420
#	Innotech Corp.	80,300	1,101,287
#	Intelligent Wave, Inc.	48,300	297,190
	Inter Action Corp.	8,200	76,880
	Iriso Electronics Co. Ltd.	100,200	2,163,989
	ISB Corp.	42,600	499,847
	Itfor, Inc.	159,600	1,750,673
	Japan Aviation Electronics Industry Ltd.	254,500	3,976,124
	Japan Business Systems, Inc.	22,600	267,887
#	Japan Cash Machine Co. Ltd.	21,000	138,203
	Japan Electronic Materials Corp.	49,100	1,514,702
	Japan Material Co. Ltd.	381,600	4,425,276
#	Japan System Techniques Co. Ltd.	74,300	1,165,915
	JBCC Holdings, Inc.	344,900	3,322,232
	Jeol Ltd.	180,200	7,269,811
	JFE Systems, Inc.	24,800	363,681

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Justsystems Corp.	144,800	$4,472,406
	Kaga Electronics Co. Ltd.	191,000	4,796,771
	KEL Corp.	1,600	15,734
#	Kinjiro Co. Ltd.	13,200	92,376
#	Koa Corp.	116,500	1,173,966
#	Kohoku Kogyo Co. Ltd.	21,000	436,491
	Konica Minolta, Inc.	2,003,600	8,770,237
	KSK Co. Ltd.	3,000	84,958
#	Kyosan Electric Manufacturing Co. Ltd.	131,300	571,345
#	Kyowa Electronic Instruments Co. Ltd.	50,400	241,766
	Macnica Holdings, Inc.	109,482	1,877,132
	Marubun Corp.	78,400	695,014
	Maruwa Co. Ltd.	3,500	1,076,100
	Maxell Ltd.	204,011	2,934,901
	MCJ Co. Ltd.	423,600	4,316,645
	Megachips Corp.	26,900	1,473,361
	Meiko Electronics Co. Ltd.	123,200	10,103,689
	Micronics Japan Co. Ltd.	138,900	8,031,006
#	MIMAKI ENGINEERING Co. Ltd.	101,100	1,156,012
	Miroku Jyoho Service Co. Ltd.	97,600	1,218,930
	Mitsubishi Research Institute, Inc.	44,800	1,407,019
#	Mitsui High-Tec, Inc.	298,800	1,444,849
	m-up Holdings, Inc.	322,600	1,723,789
#	Nagano Keiki Co. Ltd.	74,900	1,290,392
	NCD Co. Ltd./Shinagawa	31,500	653,286
# *	NE, Inc.	14,700	68,865
#	Needs Well, Inc.	45,500	166,971
	NEOJAPAN, Inc.	6,300	72,601
	New Cosmos Electric Co. Ltd.	500	13,479
#	NF Holdings Corp.	2,700	20,893
	Nichicon Corp.	136,900	1,498,196
	Nihon Dempa Kogyo Co. Ltd.	76,900	509,096
	Nihon Denkei Co. Ltd.	35,400	540,153
#	Nippon Avionics Co. Ltd.	28,800	950,682
# *	Nippon Chemi-Con Corp.	71,391	693,046
	Nippon Electric Glass Co. Ltd.	369,036	16,049,368
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nippon Information Development Co. Ltd.	12,600	$188,931
#	Nippon Kodoshi Corp.	38,800	844,662
	Nippon Signal Co. Ltd.	210,565	1,805,686
	Nissha Co. Ltd.	95,800	774,550
#	NPC, Inc.	39,200	187,311
	NSD Co. Ltd.	458,760	9,628,594
	NSW, Inc.	41,700	666,632
#	Ohara, Inc.	25,200	174,575
	Oki Electric Industry Co. Ltd.	348,864	4,603,266
	Optex Group Co. Ltd.	156,300	2,426,690
# *	Optim Corp.	21,600	69,497
	Optorun Co. Ltd.	78,199	1,032,007
#	Oro Co. Ltd.	17,800	241,902
#	Osaki Electric Co. Ltd.	143,540	1,153,410
#	Oval Corp.	30,100	144,922
*	Oxide Corp.	3,300	50,390
# *	PKSHA Technology, Inc.	54,800	1,118,841
	Plus Alpha Consulting Co. Ltd.	98,200	1,410,706
*	Pluszero, Inc.	6,600	108,217
#	Pro-Ship, Inc.	89,800	937,738
	Rakus Co. Ltd.	994,402	5,659,464
# *	Remixpoint, Inc.	102,600	174,641
	Restar Corp.	92,100	1,753,137
	Riken Keiki Co. Ltd.	158,800	3,391,472
#	Riso Kagaku Corp.	34,700	273,960
	Rorze Corp.	335,603	7,109,434
	RS Technologies Co. Ltd.	25,000	614,819
	RYODEN Corp.	89,200	2,126,361
	Ryoyo Ryosan Holdings, Inc.	92,103	1,856,217
	Ryoyu Systems Co. Ltd.	10,400	243,702
#	Sakura Internet, Inc.	14,900	257,039
#	Samco, Inc.	17,000	522,409
# *	Sanken Electric Co. Ltd.	95,599	4,506,137
*	Sansan, Inc.	286,900	2,772,500
	Sanshin Electronics Co. Ltd.	66,400	1,346,826
#	Santec Holdings Corp.	20,400	1,374,186
#	Satori Electric Co. Ltd.	67,380	819,322
	SAXA, Inc.	23,800	1,014,637
#	Segue Group Co. Ltd.	55,900	185,504
#	Seikoh Giken Co. Ltd.	13,900	1,195,636
	SEMITEC Corp.	31,000	482,246
#	SERAKU Co. Ltd.	6,800	72,926
	Shibaura Mechatronics Corp.	61,800	9,316,863

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	SHIFT, Inc.	562,200	$2,665,348
	Shindengen Electric Manufacturing Co. Ltd.	6,300	149,201
#	Shinko Shoji Co. Ltd.	171,700	1,197,341
	Shizuki Electric Co., Inc.	11,500	67,896
	Siix Corp.	168,900	1,380,560
*	Simplex Holdings, Inc.	622,200	3,857,355
#	SK-Electronics Co. Ltd.	40,400	870,746
#	Smaregi, Inc.	19,500	344,655
#	SMK Corp.	12,849	230,875
#	Socionext, Inc.	707,977	9,473,625
	Softcreate Holdings Corp.	95,000	1,274,693
#	Soliton Systems KK	42,100	532,291
#	SRA Holdings	69,900	2,541,438
	Startia Holdings, Inc.	26,700	485,699
#	Sukegawa Electric Co. Ltd.	5,900	299,679
	SUMCO Corp.	1,397,530	14,590,230
	Sumida Corp.	133,201	1,019,913
#	Sun-Wa Technos Corp.	50,200	975,117
#	Suzuden Corp.	11,500	127,648
	Suzuki Co. Ltd.	58,777	950,071
	System D, Inc.	1,100	12,081
	System Research Co. Ltd.	61,300	779,276
#	System Support Holdings, Inc.	68,000	614,583
#	Systems Engineering Consultants Co. Ltd.	27,200	607,160
	Systena Corp.	1,321,700	4,337,160
	Tachibana Eletech Co. Ltd.	99,760	1,964,548
	Taiyo Yuden Co. Ltd.	542,801	11,477,795
#	TAKEBISHI Corp.	33,700	498,261
	Tamura Corp.	242,201	998,264
	Tazmo Co. Ltd.	9,300	152,055
#	TDC Soft, Inc.	186,800	1,480,103
	TechMatrix Corp.	227,400	3,110,297
#	Teikoku Tsushin Kogyo Co. Ltd.	28,000	496,037
	Tera Probe, Inc.	16,003	760,338
#	Toho System Science Co. Ltd.	4,050	30,096
	Tokyo Electron Device Ltd.	103,700	2,372,363
	Tokyo Seimitsu Co. Ltd.	190,216	17,233,673
#	Torex Semiconductor Ltd.	25,600	244,060
	Toshiba TEC Corp.	62,209	1,046,169
	Toyo Corp.	35,400	409,811
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Toyokumo, Inc.	8,500	$132,199
#	Tri Chemical Laboratories, Inc.	96,500	2,068,505
	Tsuzuki Denki Co. Ltd.	47,900	1,128,508
#	Ubicom Holdings, Inc.	13,100	87,983
	Uchida Yoko Co. Ltd.	232,000	3,118,673
	ULS Group, Inc.	117,600	433,570
	Ulvac, Inc.	21,199	1,138,220
#	UNITED, Inc.	4,300	14,969
	User Local, Inc.	27,000	323,309
	V Technology Co. Ltd.	38,900	784,760
# *	VRAIN Solution, Inc.	9,500	157,436
	Wacom Co. Ltd.	377,900	1,831,317
# *	WingArc1st, Inc.	72,200	1,521,199
	Writeup Co. Ltd.	600	10,153
#	YAC Holdings Co. Ltd.	45,176	323,626
	Yamaichi Electronics Co. Ltd.	124,900	4,746,749
#	Yashima Denki Co. Ltd.	117,900	2,342,703
	Yokowo Co. Ltd.	75,600	1,076,808
TOTAL INFORMATION TECHNOLOGY			459,471,603
MATERIALS — (12.8%)
	Achilles Corp.	24,700	232,751
	ADEKA Corp.	470,900	13,997,180
	Aica Kogyo Co. Ltd.	157,000	3,563,674
	Aichi Steel Corp.	184,660	3,677,081
	Air Water, Inc.	177,784	2,698,621
#	Arakawa Chemical Industries Ltd.	52,300	444,896
	Araya Industrial Co. Ltd.	17,800	605,878
	ARE Holdings, Inc.	413,400	9,691,388
	Artience Co. Ltd.	177,100	4,245,850
#	Asahi Yukizai Corp.	84,300	2,945,420
	Asia Pile Holdings Corp.	166,430	1,515,049
	C Uyemura & Co. Ltd.	63,200	7,308,873
#	Carlit Co. Ltd.	96,913	1,422,590
#	Chubu Steel Plate Co. Ltd.	66,600	950,176
	Chuetsu Pulp & Paper Co. Ltd.	16,000	208,666
	Chugoku Marine Paints Ltd.	183,100	5,164,137
#	CK-San-Etsu Co. Ltd.	8,400	232,341
	Dai Nippon Toryo Co. Ltd.	99,800	889,598
	Daicel Corp.	686,573	6,481,380
	Daido Steel Co. Ltd.	539,800	6,934,181

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	55,800	$842,596
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,293,989
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,300	1,754,875
	Daio Paper Corp.	93,000	583,611
#	Denka Co. Ltd.	379,058	7,296,045
	DIC Corp.	344,700	8,436,486
#	DKS Co. Ltd.	35,615	2,364,348
	Dowa Holdings Co. Ltd.	259,100	15,345,973
	Dynapac Co. Ltd.	4,000	64,268
	FP Corp.	168,497	2,868,318
	Fuji Seal International, Inc.	190,728	3,944,382
#	Fujikura Kasei Co. Ltd.	76,700	369,413
	Fujimi, Inc.	175,399	3,100,475
#	Fuso Chemical Co. Ltd.	104,000	5,012,566
#	Godo Steel Ltd.	51,900	1,343,547
#	Gun-Ei Chemical Industry Co. Ltd.	14,000	442,929
#	Hakudo Co. Ltd.	24,200	367,495
	Harima Chemicals Group, Inc.	33,200	211,327
#	Hodogaya Chemical Co. Ltd.	44,719	660,364
#	Hokkan Holdings Ltd.	51,160	772,782
	Hokko Chemical Industry Co. Ltd.	111,000	1,257,777
#	Hokuetsu Corp.	669,699	3,936,423
#	Ise Chemicals Corp.	88,600	3,404,393
#	Ishihara Chemical Co. Ltd.	56,200	841,645
	Ishihara Sangyo Kaisha Ltd.	155,250	2,947,548
#	Japan Pure Chemical Co. Ltd.	500	15,835
	JCU Corp.	120,900	4,419,171
#	JSP Corp.	74,626	1,177,078
	Kaneka Corp.	178,300	5,406,741
	Kansai Paint Co. Ltd.	589,603	9,409,691
	Kanto Denka Kogyo Co. Ltd.	192,200	1,608,187
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,546,630
	KEIWA, Inc.	28,339	243,301
	KH Neochem Co. Ltd.	10,000	164,486
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,152,580
#	Kohsoku Corp.	49,700	966,218
	Konishi Co. Ltd.	324,700	2,739,070
		Shares	Value»
MATERIALS — (Continued)
#	Konoshima Chemical Co. Ltd.	24,212	$255,445
	Krosaki Harima Corp.	89,400	2,425,690
	Kumiai Chemical Industry Co. Ltd.	211,387	961,669
	Kuraray Co. Ltd.	503,827	5,439,069
	Kureha Corp.	243,250	6,908,122
#	Kurimoto Ltd.	277,800	3,085,093
	Kuriyama Holdings Corp.	79,300	872,072
	Kyoei Steel Ltd.	83,000	1,337,752
	Kyowa Leather Cloth Co. Ltd.	32,300	227,639
	Lintec Corp.	214,400	6,614,812
	Maeda Kosen Co. Ltd.	223,700	2,677,293
	Maruichi Steel Tube Ltd.	818,800	8,113,383
	MEC Co. Ltd.	57,800	2,075,149
	Mipox Corp.	900	3,085
	Mitani Sekisan Co. Ltd.	66,000	3,268,229
	Mitsubishi Materials Corp.	612,000	17,603,628
#	Mitsubishi Paper Mills Ltd.	71,100	306,970
#	Mitsubishi Steel Manufacturing Co. Ltd.	36,984	449,529
#	Moriroku Co. Ltd.	30,300	476,067
	Mory Industries, Inc.	136,500	885,371
	Muto Seiko Co.	14,900	215,572
	Nakayama Steel Works Ltd.	125,894	512,520
	Nasu Denki Tekko Co. Ltd.	3,000	342,793
	Neturen Co. Ltd.	142,300	1,216,099
#	Nicca Chemical Co. Ltd.	24,500	255,657
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,365,129
	Nihon Nohyaku Co. Ltd.	156,100	1,024,804
	Nihon Parkerizing Co. Ltd.	489,900	4,670,135
	Nihon Yamamura Glass Co. Ltd.	35,800	715,014
	Nippon Carbide Industries Co., Inc.	17,200	302,164
	Nippon Chemical Industrial Co. Ltd.	33,300	704,480
#	Nippon Concrete Industries Co. Ltd.	70,317	156,279
	Nippon Denko Co. Ltd.	329,014	818,063
#	Nippon Fine Chemical Co. Ltd.	78,800	1,336,270

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nippon Kayaku Co. Ltd.	691,500	$8,036,368
	Nippon Light Metal Holdings Co. Ltd.	213,790	3,771,710
	Nippon Paper Industries Co. Ltd.	301,106	2,286,437
	Nippon Shokubai Co. Ltd.	514,100	7,404,468
	Nippon Soda Co. Ltd.	263,500	6,288,489
#	Nippon Yakin Kogyo Co. Ltd.	58,649	1,815,333
	Nitta Gelatin, Inc.	58,100	472,754
#	Nittetsu Mining Co. Ltd.	326,500	7,576,518
#	Oat Agrio Co. Ltd.	49,200	676,927
	Okamoto Industries, Inc.	68,400	2,435,625
#	Okura Industrial Co. Ltd.	34,300	1,057,575
#	Osaka Organic Chemical Industry Ltd.	85,843	2,258,037
#	Osaka Steel Co. Ltd.	76,000	1,547,940
#	Pacific Metals Co. Ltd.	89,584	1,689,076
	Pack Corp.	235,900	1,978,286
	PILLAR Corp.	102,700	4,288,418
#	Rasa Industries Ltd.	36,100	1,708,256
	Rengo Co. Ltd.	786,000	6,733,465
#	Riken Technos Corp.	224,700	2,422,066
	Sakai Chemical Industry Co. Ltd.	74,116	1,595,049
	Sakata INX Corp.	230,600	3,536,282
#	Sanyo Chemical Industries Ltd.	47,100	1,682,680
# *	Sekisui Kasei Co. Ltd.	31,482	86,029
#	Shikoku Kasei Holdings Corp.	215,900	6,011,881
	Shinagawa Refra Co. Ltd.	157,500	2,186,082
	Shin-Etsu Polymer Co. Ltd.	251,300	3,282,636
	SK Kaken Co. Ltd.	15,700	1,083,328
	Soken Chemical & Engineering Co. Ltd.	81,500	1,486,658
	Stella Chemifa Corp.	44,400	1,525,625
	Sumitomo Bakelite Co. Ltd.	34,048	1,199,168
	Sumitomo Osaka Cement Co. Ltd.	142,599	3,843,441
#	Sumitomo Seika Chemicals Co. Ltd.	48,700	1,688,457
	T Hasegawa Co. Ltd.	130,600	2,402,557
	Taiheiyo Cement Corp.	298,734	8,209,017
		Shares	Value»
MATERIALS — (Continued)
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	13,900	$232,038
	Taiyo Holdings Co. Ltd.	431,800	13,976,023
	Takasago International Corp.	404,900	3,953,786
	Takemoto Yohki Co. Ltd.	2,600	14,716
#	Taki Chemical Co. Ltd.	23,300	592,102
#	Tayca Corp.	67,492	608,253
	Teijin Ltd.	804,401	7,782,071
	Toagosei Co. Ltd.	623,000	7,081,339
	Toho Chemical Industry Co. Ltd.	5,700	27,823
#	Toho Titanium Co. Ltd.	163,400	1,964,759
# *	Toho Zinc Co. Ltd.	63,943	684,635
	Tokai Carbon Co. Ltd.	794,600	5,498,129
#	Tokushu Tokai Paper Co. Ltd.	137,974	1,473,618
	Tokuyama Corp.	318,097	8,316,407
	Tokyo Printing Ink Manufacturing Co. Ltd.	36,500	348,190
	Tokyo Rope Manufacturing Co. Ltd.	44,100	478,449
	Tokyo Steel Manufacturing Co. Ltd.	456,500	4,457,146
#	Tokyo Tekko Co. Ltd.	51,000	2,032,204
	Tomoku Co. Ltd.	65,100	1,459,396
	Topy Industries Ltd.	69,800	1,414,657
#	Toyo Gosei Co. Ltd.	25,400	1,456,111
	Toyobo Co. Ltd.	289,121	2,481,200
	TYK Corp.	108,200	432,041
	UACJ Corp.	753,664	11,928,630
	UBE Corp.	450,876	7,797,131
	Ultrafabrics Holdings Co. Ltd.	4,500	21,764
	Valqua Ltd.	94,012	2,666,316
	Vertex Corp.	252,588	2,164,284
	Wavelock Holdings Co. Ltd.	8,200	70,284
	Yamau Holdings Co. Ltd.	5,300	85,991
#	Yamax Corp.	29,700	390,540
	Yodoko Ltd.	635,000	5,752,965
	Yotai Refractories Co. Ltd.	8,700	102,408
#	Yushiro, Inc.	45,500	893,452
	Zacros Corp.	345,200	2,599,136
	Zeon Corp.	699,493	8,547,694
TOTAL MATERIALS			463,195,665

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (1.4%)
#	AD Works Group Co. Ltd.	158,000	$452,851
	Airport Facilities Co. Ltd.	127,670	810,772
	Anabuki Kosan, Inc.	11,000	165,648
#	Aoyama Zaisan Networks Co. Ltd.	98,600	964,620
	Arealink Co. Ltd.	190,292	1,367,450
#	AZOOM Co. Ltd.	23,466	687,459
	B-Lot Co. Ltd.	44,700	434,958
	Cosmos Initia Co. Ltd.	43,300	328,815
#	CREAL, Inc.	35,500	223,429
#	Dear Life Co. Ltd.	150,600	1,117,188
	FaithNetwork Co. Ltd.	25,400	137,529
	Global Link Management KK	25,400	340,878
	Goldcrest Co. Ltd.	77,870	1,673,753
#	Good Com Asset Co. Ltd.	14,800	125,553
#	Grandy House Corp.	98,000	398,389
	Heiwa Real Estate Co. Ltd.	20,000	292,665
	Ichigo, Inc.	212,100	559,719
#	Innovation Holdings Co. Ltd.	3,100	25,919
#	Japan Property Management Center Co. Ltd.	13,300	110,171
	JINUSHI Co. Ltd.	77,900	1,596,961
#	JSB Co. Ltd.	50,800	1,064,521
#	Kasumigaseki Capital Co. Ltd.	46,000	2,232,302
	Katitas Co. Ltd.	163,900	3,238,429
	Keihanshin Building Co. Ltd.	191,800	2,378,491
#	LA Holdings Co. Ltd.	21,200	1,370,335
	Leopalace21 Corp.	947,400	4,235,124
	Loadstar Capital KK	42,300	824,744
#	Mirarth Holdings, Inc.	188,100	480,183
#	Mugen Estate Co. Ltd.	54,600	737,102
	Nisshin Group Holdings Co. Ltd.	190,600	994,682
	Relo Group, Inc.	334,356	3,798,164
	Sankyo Frontier Co. Ltd.	38,900	535,061
#	SRE Holdings Corp.	50,800	971,866
	Star Mica Holdings Co. Ltd.	129,371	1,221,498
	Starts Corp., Inc.	195,200	6,192,729
	Sun Frontier Fudousan Co. Ltd.	160,500	2,545,877
# *	TKP Corp.	1,000	15,340
#	TOC Co. Ltd.	216,550	1,172,108
	Tosei Corp.	349,400	3,559,520
		Shares	Value»
REAL ESTATE — (Continued)
#	Urbanet Corp. Co. Ltd.	97,700	$357,378
TOTAL REAL ESTATE			49,740,181
UTILITIES — (1.5%)
	Chugoku Electric Power Co., Inc.	1,219,992	7,787,297
	eRex Co. Ltd.	8,000	32,595
#	Hiroshima Gas Co. Ltd.	176,531	420,332
#	Hokkaido Electric Power Co., Inc.	782,100	5,307,822
	Hokkaido Gas Co. Ltd.	419,500	2,235,453
#	Hokuriku Electric Power Co.	617,771	3,907,419
#	Hokuriku Gas Co. Ltd.	3,900	97,583
	K&O Energy Group, Inc.	73,800	2,025,418
	Nippon Gas Co. Ltd.	638,200	12,103,479
#	Okinawa Electric Power Co., Inc.	201,305	1,429,777
# *	RENOVA, Inc.	137,199	613,544
	Saibu Gas Holdings Co. Ltd.	58,600	905,554
	Shikoku Electric Power Co., Inc.	895,900	9,068,771
	Shizuoka Gas Co. Ltd.	240,000	1,899,706
	Toell Co. Ltd.	5,000	27,969
	Toho Gas Co. Ltd.	218,800	7,248,049
TOTAL UTILITIES			55,110,768
TOTAL COMMON STOCKS Cost ($2,190,380,631)			3,568,430,120

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	3,771,774	43,628,106
TOTAL INVESTMENTS — (100.0%)
(Cost $2,234,008,737)^^			$3,612,058,226

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.

The Japanese Small Company Series
CONTINUED
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$78,865,360	—	$78,865,360
Consumer Discretionary	—	542,770,884	—	542,770,884
Consumer Staples	—	281,547,202	—	281,547,202
Energy	—	35,413,887	—	35,413,887
Financials	—	395,466,049	—	395,466,049
Health Care	—	132,279,397	—	132,279,397
Industrials	—	1,074,569,124	—	1,074,569,124
Information Technology	$68,865	459,402,738	—	459,471,603
Materials	—	463,195,665	—	463,195,665
Real Estate	—	49,740,181	—	49,740,181
Utilities	—	55,110,768	—	55,110,768
Securities Lending Collateral	—	43,628,106	—	43,628,106
Total Investments in Securities	$68,865	$3,611,989,361	—˂˃	$3,612,058,226

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (64.9%)
# *	29Metals Ltd.	4,664,186	$1,536,689
*	3P Learning Ltd.	93,233	39,871
#	Accent Group Ltd.	1,690,069	1,085,406
* ††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,612,491	1,153,340
#	Adairs Ltd.	1,109,494	1,347,206
*	Aeris Resources Ltd.	843,097	354,284
#	AGL Energy Ltd.	2,767,458	17,411,728
*	AIC Mines Ltd.	739,937	323,595
*	AI-Media Technologies Ltd.	200,841	85,158
*	Ainsworth Game Technology Ltd.	570,292	411,346
# *	Alkane Resources Ltd.	5,040,059	5,457,535
#	Alliance Aviation Services Ltd.	296,653	233,709
# *	Alpha HPA Ltd.	67,812	34,413
# *	AMA Group Ltd.	2,368,945	1,235,275
*	AML3D Ltd.	248,144	32,622
	Amotiv Ltd.	767,059	4,475,004
	AMP Ltd.	15,419,283	18,051,599
*	Amplitude Energy Ltd.	1,857,970	4,036,130
	Ansell Ltd.	794,036	18,002,513
# *	Anson Resources Ltd.	569,514	24,517
# *	Antipa Minerals Ltd.	412,449	212,189
# *	Appen Ltd.	479,690	614,413
*	Arafura Rare Earths Ltd. (ARU AU)	4,602,260	722,368
	ARB Corp. Ltd.	531,787	9,510,457
#	ARN Media Ltd.	696,232	179,535
# *	Aroa Biosurgery Ltd.	259,971	113,294
*	Astral Resources NL	170,809	28,353
	AUB Group Ltd. AUB AU	681,147	14,297,545
	AUB Group Ltd. AUBXX AU	80,020	1,683,360
# *	Audinate Group Ltd.	214,001	643,352
# *	Aura Energy Ltd.	254,270	42,495
*	Aurelia Metals Ltd.	8,505,115	1,801,873
	Aurizon Holdings Ltd.	4,249,769	10,870,800
*	Aurum Resources Ltd.	88,037	38,546
*	Ausgold Ltd.	281,288	215,794
#	Aussie Broadband Ltd.	1,467,342	4,603,491
*	Austal Ltd.	2,396,743	11,558,142
		Shares	Value»
AUSTRALIA — (Continued)
#	Austin Engineering Ltd.	488,109	$86,401
# *	Australian Agricultural Co. Ltd.	948,801	900,262
#	Australian Clinical Labs Ltd.	1,283,365	2,433,308
#	Australian Ethical Investment Ltd.	486,690	1,548,417
	Australian Finance Group Ltd.	1,261,196	1,803,333
# *	Australian Strategic Materials Ltd.	441,208	512,331
*	Australian Vanadium Ltd.	672,927	115,730
#	Autosports Group Ltd.	38,470	101,965
# ††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	443,849	738,163
	Bank of Queensland Ltd.	3,519,004	16,574,026
*	Bannerman Energy Ltd.	186,643	585,457
#	Bapcor Ltd.	1,562,886	2,310,729
*	BCI Minerals Ltd.	6,032,583	1,747,894
#	Beach Energy Ltd.	9,447,642	8,097,974
#	Beacon Lighting Group Ltd.	530,275	919,818
	Beacon Minerals Ltd.	91,602	276,236
	Bega Cheese Ltd.	1,663,461	7,041,014
#	Bell Financial Group Ltd.	732,651	666,269
*	Bellevue Gold Ltd.	8,430,579	9,886,297
	Bendigo & Adelaide Bank Ltd.	1,522,209	11,591,316
*	Berkeley Energia Ltd.	37,692	15,011
#	Bisalloy Steel Group Ltd.	12,744	49,834
# *	Black Cat Syndicate Ltd. (BC8 AU)	2,595,577	2,410,731
# *	Boss Energy Ltd.	1,991,999	2,639,077
#	Bravura Solutions Ltd.	2,314,208	3,283,252
#	Breville Group Ltd.	577,014	12,857,544
*	Brightstar Resources Ltd.	350,044	153,565
# *	Bubs Australia Ltd.	244,561	23,060
	Capral Ltd.	80,139	684,438
*	Capricorn Metals Ltd.	1,755,376	16,441,576

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Carnaby Resources Ltd.	183,528	$60,838
# *	Carnarvon Energy Ltd.	8,081,892	548,387
#	Cash Converters International Ltd.	2,134,991	474,796
# *	Catalyst Metals Ltd.	340,364	1,930,364
# *	Catapult Sports Ltd.	1,327,987	3,220,657
	Cedar Woods Properties Ltd.	376,658	2,123,147
*	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	246,185	91,768
*	Chalice Mining Ltd.	222,279	334,127
	Challenger Ltd.	1,207,870	7,693,457
	Champion Iron Ltd.	2,273,372	9,181,973
# *	Chrysos Corp. Ltd.	238,704	1,313,494
	Civmec Australia Ltd.	194,000	210,110
	Cleanaway Waste Management Ltd.	6,176,552	10,586,881
# *	ClearView Wealth Ltd.	224,865	81,023
#	Clinuvel Pharmaceuticals Ltd.	137,861	1,052,787
#	Clover Corp. Ltd.	332,762	182,069
# *	Coast Entertainment Holdings Ltd.	1,924,152	727,598
#	Cobram Estate Olives Ltd.	162,159	422,259
	Codan Ltd.	695,720	18,319,571
#	COG Financial Services Ltd.	12,471	15,240
#	Cogstate Ltd.	293,471	439,957
	Collins Foods Ltd.	693,605	5,147,151
*	Comet Ridge Ltd.	3,573,657	335,594
# *	Core Lithium Ltd.	1,322,838	211,857
Ω	Coronado Global Resources, Inc., CDI	3,016,298	849,236
# ††	Corporate Travel Management Ltd.	709,260	5,951,415
	Credit Corp. Group Ltd.	424,976	4,174,362
*	Cyprium Metals Ltd. CYM AU	148,439	57,799
	Cyprium Metals Ltd. CYMXX AU	21,046	8,280
	Dalrymple Bay Infrastructure Ltd.	2,413,414	8,164,105
	Data#3 Ltd.	913,379	6,186,824
# *	Deep Yellow Ltd.	5,503,897	10,747,895
# *	Develop Global Ltd.	923,265	3,317,021
	Dicker Data Ltd.	618,216	4,310,482
#	Domino's Pizza Enterprises Ltd.	298,218	4,723,778
		Shares	Value»
AUSTRALIA — (Continued)
	Downer EDI Ltd.	3,858,487	$21,517,342
*	Dreadnought Resources Ltd.	7,450,926	134,952
*	DUG Technology Ltd.	98,628	128,729
#	Duratec Ltd.	375,639	563,253
	Dyno Nobel Ltd.	8,758,314	21,330,784
#	Eagers Automotive Ltd.	543,431	10,088,055
# *	Ecograf Ltd.	449,670	118,556
* ††	Elanor Investor Group	55,544	5,956
#	Elders Ltd.	1,312,350	6,722,821
# *	Electro Optic Systems Holdings Ltd.	89,975	543,714
	Embark Early Education Ltd.	34,886	14,764
*	Emeco Holdings Ltd.	1,760,688	1,609,622
*	Emerald Resources NL	3,251,312	15,285,920
# *	EML Payments Ltd.	1,371,649	782,137
	Endeavour Group Ltd.	23,222	59,656
	Energy One Ltd.	22,874	264,816
#	Enero Group Ltd.	285,913	123,907
#	EQT Holdings Ltd.	144,139	2,459,028
#	Eureka Group Holdings Ltd. (EGH AU)	233,711	79,616
	Euroz Hartleys Group Ltd.	110,085	95,072
	EVT Ltd.	494,091	4,277,831
	Experience Co. Ltd.	102,579	8,605
#	Fenix Resources Ltd.	2,407,578	732,819
#	Fiducian Group Ltd.	4,647	34,821
#	Finbar Group Ltd.	260,713	149,952
# ††	Firefinch Ltd.	1,569,275	40,979
*	FireFly Metals Ltd.	698,444	957,949
	FleetPartners Group Ltd.	1,402,911	2,788,309
#	Fleetwood Ltd.	416,358	805,521
#	Flight Centre Travel Group Ltd.	772,802	8,667,187
*	Focus Minerals Ltd.	99,727	276,004
# *	Frontier Digital Ventures Ltd.	160,232	33,982
#	G8 Education Ltd.	3,846,886	1,787,386
	Galan Lithium Ltd.	59,676	15,583
# *	Galan Lithium Ltd. GLN AU	700,653	182,323
*	Gateway Mining Ltd.	122,828	5,906

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Generation Development Group Ltd.	1,371,310	$5,100,735
	GenusPlus Group Ltd.	203,915	1,058,304
*	Global Lithium Resources Ltd.	66,016	23,015
#	GR Engineering Services Ltd.	526,456	1,584,670
	GrainCorp Ltd., Class A	1,384,143	6,940,699
*	Grange Resources Ltd.	2,108,577	377,452
*	Great Boulder Resources Ltd.	410,807	27,612
	GWA Group Ltd.	1,257,544	2,326,518
	Hansen Technologies Ltd.	1,035,882	3,577,318
*	Hastings Technology Metals Ltd.	116,347	40,970
	Healius Ltd.	3,195,523	2,000,391
	Helia Group Ltd.	1,865,902	7,544,850
#	Helloworld Travel Ltd.	46,379	65,255
*	Hillgrove Resources Ltd.	490,095	18,546
#	Horizon Oil Ltd.	3,251,557	507,426
# *	Hot Chili Ltd.	100,484	133,965
#	Humm Group Ltd.	1,857,872	964,932
#	IDP Education Ltd.	1,355,422	5,898,407
*	IGO Ltd.	3,279,597	18,746,932
	Iluka Resources Ltd.	2,070,814	7,589,292
	Imdex Ltd.	3,484,610	9,007,141
*	Immutep Ltd. (IMM AU)	5,286,526	1,455,226
	Inghams Group Ltd.	2,017,557	3,506,717
*	Insignia Financial Ltd.	3,198,090	10,333,190
#	Integral Diagnostics Ltd.	1,574,424	2,861,043
# *	Investigator Silver Ltd.	918,733	86,030
# *	Invictus Energy Ltd.	525,574	18,404
# *	ioneer Ltd.	5,795,219	601,915
#	IPD Group Ltd.	171,621	525,175
#	IPH Ltd.	1,300,893	3,375,563
	IRESS Ltd.	979,966	5,517,217
	IVE Group Ltd.	621,738	1,302,256
*	Judo Capital Holdings Ltd.	4,356,176	5,489,563
#	Jumbo Interactive Ltd.	208,843	1,490,586
	Jupiter Mines Ltd.	8,608,843	1,630,847
#	Karoon Energy Ltd.	4,207,588	4,981,131
# *	Kelly Partners Group Holdings Ltd.	5,476	25,332
		Shares	Value»
AUSTRALIA — (Continued)
	Kelsian Group Ltd.	803,904	$2,183,248
*	Kingsgate Consolidated Ltd.	924,994	4,036,168
*	Kingston Resources Ltd.	307,996	24,096
#	Kogan.com Ltd.	238,451	607,482
#	L1 Group Ltd.	2,332,079	1,986,814
	Lendlease Corp. Ltd.	3,907,072	13,075,067
# * ††	Leo Lithium Ltd.	726,998	0
	Liberty Financial Group Ltd.	4,470	12,665
# *	Lifestyle Communities Ltd.	366,837	1,408,062
#	Lindsay Australia Ltd.	454,746	210,801
# *	Lotus Resources Ltd.	217,121	452,277
	Lovisa Holdings Ltd.	404,882	8,684,056
#	Lycopodium Ltd.	129,244	1,411,649
	MA Financial Group Ltd.	654,488	4,717,376
#	Maas Group Holdings Ltd.	447,170	1,690,398
	Macmahon Holdings Ltd.	7,384,962	3,333,777
# *	Macquarie Technology Group Ltd.	81,819	3,978,699
#	Mader Group Ltd.	101,553	579,939
	Magellan Financial Group Ltd.	1,038,801	6,279,947
	Maxiparts Ltd.	105,244	160,916
*	Mayne Pharma Group Ltd.	298,689	581,499
	McMillan Shakespeare Ltd.	405,558	4,807,932
# *	Megaport Ltd.	958,364	7,653,020
*	Melbana Energy Ltd.	786,335	4,837
# *	Mesoblast Ltd. (MSB AU)	4,160,503	7,297,918
*	Metal Bank Ltd.	40,226	809
# *	Metals X Ltd.	5,072,000	4,527,270
	Metcash Ltd.	6,428,419	14,820,196
# *	Metro Mining Ltd.	10,019,207	463,516
*	MGX Resources Ltd.	3,001,580	1,017,485
# *	Michael Hill International Ltd. (MHJ AU)	32,450	8,976
*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	307,107
	Monadelphous Group Ltd.	563,042	12,114,551

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Monash IVF Group Ltd.	1,408,692	$688,818
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	43,555	83,829
*	Myer Holdings Ltd.	5,485,395	1,655,647
	MyState Ltd.	970,723	3,025,647
# *	Nanosonics Ltd.	874,619	2,361,636
	Navigator Global Investments Ltd.	2,108,952	4,644,228
	Netwealth Group Ltd.	104,671	1,773,527
# *	Neuren Pharmaceuticals Ltd.	516,379	5,979,171
#	New Hope Corp. Ltd.	3,054,385	9,577,615
	nib holdings Ltd.	2,780,021	12,966,637
#	Nick Scali Ltd.	502,386	8,533,931
	Nickel Industries Ltd.	9,242,224	5,850,924
#	Nine Entertainment Co. Holdings Ltd.	7,420,892	5,884,851
*	Nova Minerals Ltd.	14,347	10,227
# *	Novonix Ltd.	164,811	42,996
	NRW Holdings Ltd.	2,836,956	10,236,370
*	Nufarm Ltd.	1,945,272	3,176,539
*	Nuix Ltd.	583,294	698,041
	Objective Corp. Ltd.	141,948	1,485,727
# *	OFX Group Ltd.	1,222,746	425,588
	OM Holdings Ltd.	37,137	7,574
# *	Omni Bridgeway Ltd.	1,098,629	1,180,039
	oOh!media Ltd.	2,774,386	2,405,085
# *	Ora Banda Mining Ltd.	5,890,121	4,937,039
	Orora Ltd.	7,493,885	10,641,349
	Pacific Current Group Ltd.	140,425	966,328
# *	Paladin Energy Ltd.	2,173,021	20,373,915
*	Pantoro Gold Ltd.	1,677,923	5,566,559
# *	Paradigm Biopharmaceuticals Ltd.	60,817	12,924
# *	Paragon Care Ltd.	1,401,306	204,468
	Peet Ltd.	1,442,796	2,015,846
# *	Peninsula Energy Ltd.	1,072,373	677,850
# *	PeopleIN Ltd.	111,660	53,349
	Pepper Money Ltd.	534,300	726,699
	Perenti Ltd.	4,932,735	9,496,052
	Perpetual Ltd.	477,721	5,982,162
	Perseus Mining Ltd.	689,592	2,655,959
#	Peter Warren Automotive Holdings Ltd.	406,016	498,375
# *	PEXA Group Ltd.	806,634	7,712,224
		Shares	Value»
AUSTRALIA — (Continued)
*	PPK Mining Equipment Group Pty. Ltd.	22,761	$0
	Praemium Ltd.	2,105,154	1,105,203
	Premier Investments Ltd.	414,022	3,834,831
#	Propel Funeral Partners Ltd.	284,779	975,821
# *	Province Resources Ltd.	889,179	6,811
#	PWR Holdings Ltd.	528,344	3,414,119
*	QPM Energy Ltd.	831,943	20,484
# *	ReadyTech Holdings Ltd.	225,755	396,589
#	Redox Ltd.	69,730	153,302
	Regal Partners Ltd.	40,660	88,776
	Regis Healthcare Ltd.	1,026,734	4,813,899
	Regis Resources Ltd.	4,485,238	23,378,199
	Reliance Worldwide Corp. Ltd.	4,486,285	11,657,886
*	Renascor Resources Ltd.	411,869	24,308
#	Resimac Group Ltd.	59,453	39,037
*	Resolute Mining Ltd.	12,851,604	11,512,738
# *	Retail Food Group Ltd.	212,320	220,047
#	Ricegrowers Ltd.	7,954	89,924
#	Ridley Corp. Ltd.	1,773,927	3,079,366
*	RPMGlobal Holdings Ltd.	1,153,977	3,996,086
*	Sandfire Resources Ltd.	346,416	4,700,530
*	Saturn Metals Ltd.	353,010	118,746
*	Select Harvests Ltd.	588,080	1,813,257
#	Servcorp Ltd.	287,787	1,546,508
	Service Stream Ltd.	3,709,486	5,879,193
	Shape Australia Pty. Ltd.	38,725	179,685
	Shaver Shop Group Ltd.	572,756	598,232
	Shriro Holdings Ltd.	1,144	648
# *	Silver Mines Ltd.	4,939,147	820,319
	Sims Ltd. (SGM AU)	1,029,350	14,412,103
*	SiteMinder Ltd.	769,907	2,700,574
	SKS Technologies Group Ltd.	96,010	235,165
*	Smart Parking Ltd.	351,270	316,788
	SmartGroup Corp. Ltd.	733,178	4,299,896
#	Solvar Ltd.	945,012	1,224,214
	Southern Cross Electrical Engineering Ltd.	1,482,590	2,633,053

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Southern Cross Media Group Ltd.	1,064,154	$475,419
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	3,354,056	7,033,372
# *	St Barbara Ltd.	7,180,607	3,518,723
	Stanmore Resources Ltd.	1,478,358	3,094,684
	Steadfast Group Ltd.	2,693,089	9,752,998
*	Strickland Metals Ltd.	1,239,786	161,612
# *	Strike Energy Ltd.	2,861,554	218,721
	Super Retail Group Ltd.	966,039	9,857,710
*	Superloop Ltd.	3,013,346	4,801,467
#	Supply Network Ltd.	23,026	587,862
# *	Syrah Resources Ltd.	2,801,205	451,159
	Tabcorp Holdings Ltd.	12,363,054	7,589,415
	Tasmea Ltd.	204,024	591,651
# *	Telix Pharmaceuticals Ltd.	920,502	6,716,296
*	Temple & Webster Group Ltd.	129,415	1,076,385
	Ten Sixty Four Ltd.	1,044,721	80,024
*	Titan Minerals Ltd.	77,898	53,468
*	Torque Metals Ltd.	211,228	42,861
#	Treasury Wine Estates Ltd.	2,448,514	9,124,110
	Tribune Resources Ltd.	23,859	115,721
*	Tuas Ltd.	1,428,421	7,064,864
# *	Tyro Payments Ltd.	1,762,488	1,163,448
#	Universal Store Holdings Ltd.	21,568	124,051
*	Vault Minerals Ltd.	5,161,131	19,750,474
	Ventia Services Group Pty. Ltd.	4,810,257	19,264,891
Ω	Viva Energy Group Ltd.	4,976,835	6,230,218
*	Viva Leisure Ltd.	84,404	83,586
# *	Vulcan Energy Resources Ltd.	944,717	2,590,229
	Vulcan Steel Ltd.	179,584	864,564
*	Vysarn Ltd.	710,139	396,220
	Wagners Holding Co. Ltd.	178,059	443,873
* ††	Walkabout Resources Ltd.	1,129,282	0
#	Washington H Soul Pattinson & Co. Ltd.	410,800	10,998,601
*	WEB Travel Group Ltd.	2,208,842	7,068,224
		Shares	Value»
AUSTRALIA — (Continued)
#	Webjet Group Ltd.	2,089,682	$1,166,437
*	West African Resources Ltd.	6,987,249	16,929,418
	Westgold Resources Ltd.	5,194,950	24,788,729
	Whitehaven Coal Ltd.	2,982,306	18,220,838
# *	Wildcat Resources Ltd.	1,388,229	346,833
	XRF Scientific Ltd.	321,689	486,328
# *	Zip Co. Ltd.	7,218,788	13,317,604
TOTAL AUSTRALIA			1,162,199,133
CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	239,500	11,050
HONG KONG — (18.6%)
	Aeon Credit Service Asia Co. Ltd.	638,248	609,019
*	Allied Group Ltd.	2,842,000	1,057,053
	Analogue Holdings Ltd.	842,000	107,903
	APAC Resources Ltd.	3,404,740	1,217,427
# *	Apollo Future Mobility Group Ltd.	43,599	3,601
	Asia Financial Holdings Ltd.	1,626,908	1,016,231
*	Asia Standard International Group Ltd.	6,114,917	178,075
	ASMPT Ltd.	1,571,800	20,961,488
	Associated International Hotels Ltd.	598,000	407,460
	Bank of East Asia Ltd.	4,560,788	8,711,571
	Best Mart 360 Holdings Ltd.	1,180,000	303,664
# *	Bright Smart Securities & Commodities Group Ltd.	4,590,000	5,198,908
	Build King Holdings Ltd.	630,000	112,782
#	Cafe de Coral Holdings Ltd.	1,128,000	678,909
	Chen Hsong Holdings	1,260,000	267,375
	Cheuk Nang Holdings Ltd.	578,714	87,602
	Chevalier International Holdings Ltd.	516,989	285,892

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Chi Kan Holdings Ltd.	84,000	$24,761
*	China Energy Development Holdings Ltd.	1,135,650	229,536
	China Motor Bus Co. Ltd.	72,200	542,951
# *	China Star Entertainment Ltd.	8,110,000	4,613,350
	Chinese Estates Holdings Ltd.	1,443,500	234,559
	Chow Sang Sang Holdings International Ltd.	1,849,000	3,461,826
*	Chuang's Consortium International Ltd.	6,259,043	256,885
	CITIC Telecom International Holdings Ltd.	8,787,125	2,892,232
*	CK Life Sciences International Holdings, Inc.	14,716,000	1,584,412
#	C-Mer Medical Holdings Ltd.	2,246,000	439,962
	CN Logistics International Holdings Ltd.	33,000	13,939
*	CNT Group Ltd.	37,264	965
# ††	Convoy, Inc.	32,922,000	131,905
# *	Cowell e Holdings, Inc.	1,329,000	5,167,688
Ω	Crystal International Group Ltd.	3,572,000	3,368,147
*	CSC Holdings Ltd.	37,641,250	144,545
*	CSI Properties Ltd.	53,122,934	1,345,546
	CTF Services Ltd.	5,765,925	6,754,422
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	3,264,729
	Dah Sing Financial Holdings Ltd.	1,000,944	4,840,290
# *	Deep Source Holdings Ltd.	26,960,000	2,843,181
	Dickson Concepts International Ltd.	810,000	586,949
# *	DL Holdings Group Ltd.	1,648,000	441,207
	Dream International Ltd.	430,000	488,611
#	Dynamic Holdings Ltd.	128,000	195,431
		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	844,000	$375,753
#	EC Healthcare	921,097	82,617
††	EcoGreen International Group Ltd.	1,994,640	90,973
*	Emperor Capital Group Ltd.	5,010,000	60,231
	Emperor Watch & Jewellery Ltd.	13,970,000	527,890
*	ENM Holdings Ltd.	12,820,000	599,693
*	Esprit Holdings Ltd.	727,532	92,758
	Fairwood Holdings Ltd.	351,458	203,464
*	Far East Consortium International Ltd.	6,582,629	700,272
	First Pacific Co. Ltd.	11,802,000	9,234,410
*	First Shanghai Investments Ltd.	1,016,000	35,029
# * Ω	FIT Hon Teng Ltd.	8,004,000	5,003,169
	Four Seas Mercantile Holdings Ltd.	610,000	214,962
* Ω	Frontage Holdings Corp.	826,000	111,757
	FSE Lifestyle Services Ltd.	541,000	394,472
*	Genesis Scale Holdings Ltd.	190,000	24,319
	Get Nice Holdings Ltd.	487,720	189,372
	Giordano International Ltd.	4,460,000	839,213
	Glorious Sun Enterprises Ltd.	2,100,000	368,413
	Gold Peak Technology Group Ltd.	3,029,642	280,027
	Golden Resources Development International Ltd.	2,562,500	114,925
*	GR Life Style Co. Ltd.	2,568,000	752,652
	Great Eagle Holdings Ltd.	957,472	1,976,681
	G-Resources Group Ltd.	1,243,810	1,912,291
	Guoco Group Ltd.	17,000	155,521
#	Guotai Junan International Holdings Ltd.	10,224,797	3,496,960
	Hang Lung Group Ltd.	3,953,000	8,512,416
	Hang Lung Properties Ltd.	8,701,368	10,499,707

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hanison Construction Holdings Ltd.	1,191,649	$33,525
*	Hao Tian International Construction Investment Group Ltd.	2,848,000	31,368
	Harbour Centre Development Ltd.	820,500	502,157
*	HKR International Ltd.	2,496,969	391,893
	Hong Kong Ferry Holdings Co. Ltd.	1,175,300	739,616
	Hong Kong Technology Venture Co. Ltd.	2,043,784	374,159
# *	Hong Kong Zcloud Technology Construction Ltd.	320,000	272,832
*	Hongkong & Shanghai Hotels Ltd.	2,164,489	1,737,235
*	Hongkong Chinese Ltd.	863,774	34,378
* Ω	Honma Golf Ltd.	738,500	294,818
	Hung Hing Printing Group Ltd.	1,964,000	233,704
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,860,000	573,197
	Hysan Development Co. Ltd.	3,461,000	9,505,208
	IGG, Inc.	3,947,000	1,861,682
Ω	Impro Precision Industries Ltd.	1,109,000	908,984
	International Housewares Retail Co. Ltd.	1,856,000	166,118
*	IPE Group Ltd.	1,295,000	117,352
	Jacobson Pharma Corp. Ltd.	2,942,000	466,094
*	Jakota Capital Holding Group	2,600,000	37,850
	JBM Healthcare Ltd.	390,000	133,739
	Johnson Electric Holdings Ltd.	1,856,168	6,393,595
	K Wah International Holdings Ltd.	3,131,000	1,040,896
	Karrie International Holdings Ltd.	2,844,000	895,738
	Keck Seng Investments Hong Kong Ltd.	856,600	258,156
		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties Ltd.	3,002,500	$9,114,878
	KLN Logistics Group Ltd.	1,854,000	1,673,724
	Kowloon Development Co. Ltd.	1,833,301	1,152,313
*	Lai Sun Development Co. Ltd.	2,394,294	203,437
	Lam Soon Hong Kong Ltd.	302,310	498,005
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,831,248	242,200
	Liu Chong Hing Investment Ltd.	782,200	445,162
	Luk Fook Holdings International Ltd.	1,868,000	7,673,991
	Man Wah Holdings Ltd.	7,686,800	4,767,718
*	MECOM Power & Construction Ltd.	25,999	561
	Melbourne Enterprises Ltd.	39,500	314,216
*	Melco International Development Ltd.	3,367,499	1,820,462
	MGM China Holdings Ltd.	19,600	31,299
*	Midland Holdings Ltd.	2,649,987	1,031,676
	Miramar Hotel & Investment	1,129,000	1,561,980
#	Modern Dental Group Ltd.	1,743,000	1,313,692
*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	24,697
# *	Mongolian Mining Corp.	2,979,000	5,158,978
	NagaCorp Ltd.	4,641,359	2,734,278
	Nameson Holdings Ltd.	3,188,000	428,457
	Nanyang Holdings Ltd.	87,000	334,697
*	National United Resources Holdings Ltd.	182,800	14,499
*	New World Development Co. Ltd.	4,781,000	6,956,195
* ††	NewOcean Energy Holdings Ltd.	7,246,000	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Nissin Foods Co. Ltd.	1,094,000	$1,021,835
	Orbusneich Medical Group Holdings Ltd.	101,500	48,465
	Oriental Watch Holdings	1,950,536	851,289
*	Oshidori International Holdings Ltd.	18,338,400	2,114,462
	Pacific Basin Shipping Ltd.	25,823,000	10,141,553
	Pacific Textiles Holdings Ltd.	4,195,000	661,378
	Paradise Entertainment Ltd.	588,000	47,395
	PAX Global Technology Ltd.	3,531,000	2,228,323
	PCCW Ltd.	14,931,545	11,159,020
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,912,000	296,334
	Pico Far East Holdings Ltd.	4,100,000	1,473,987
	Playmates Holdings Ltd.	6,446,000	408,307
#	Plover Bay Technologies Ltd.	1,690,000	1,508,287
	Public Financial Holdings Ltd.	1,696,000	325,864
* ††	Pyxis Group Ltd.	1,936,000	0
# Ω	Regina Miracle International Holdings Ltd.	1,105,000	329,132
#	Sa Sa International Holdings Ltd.	1,422,000	107,220
	Safety Godown Co. Ltd.	1,200,000	313,309
Ω	Samsonite Group SA	5,209,200	13,234,855
	SAS Dragon Holdings Ltd.	854,368	501,401
#	SEA Holdings Ltd.	1,657,523	278,606
	Shangri-La Asia Ltd.	5,028,000	3,135,204
*	Shenwan Hongyuan HK Ltd.	1,940,000	339,107
*	Shun Tak Holdings Ltd.	4,229,419	363,364
	Singamas Container Holdings Ltd.	7,614,000	624,006
*	Sinohope Technology Holdings Ltd.	547,500	178,516
# *	SJM Holdings Ltd.	12,360,750	3,793,592
		Shares	Value»
HONG KONG — (Continued)
*	Smart Digital Technology Group Ltd.	80,000	$24,213
	SmarTone Telecommunications Holdings Ltd.	703,481	439,947
*	Solomon Systech International Ltd.	8,904,000	495,678
*	Soundwill Holdings Ltd.	408,286	338,330
*	South China Holdings Co. Ltd.	638,503	2,775
*	Starcoin Group Ltd.	1,295,000	14,117
#	Stella International Holdings Ltd.	2,970,000	5,490,746
	Sun Hung Kai & Co. Ltd.	3,078,327	1,692,539
#	SUNeVision Holdings Ltd.	3,696,000	3,153,343
	TAI Cheung Holdings Ltd.	1,557,000	752,967
	Tai Sang Land Development Ltd.	696,910	218,403
	Tan Chong International Ltd.	1,176,000	284,643
*	Taung Gold International Ltd.	4,967,000	343,535
*	Television Broadcasts Ltd.	223,200	86,818
	Texhong International Group Ltd.	798,500	570,245
	Texwinca Holdings Ltd.	1,512,000	251,925
	Tian Teck Land Ltd.	1,024,000	275,546
*	Tongda Group Holdings Ltd.	103,200	49,103
	Town Health International Medical Group Ltd.	9,130,115	280,397
	Tradelink Electronic Commerce Ltd.	2,870,000	397,051
#	Transport International Holdings Ltd.	1,075,529	1,429,284
#	Truly International Holdings Ltd.	1,012,000	132,932
	United Laboratories International Holdings Ltd.	5,474,000	8,334,746
*	Unity Group Holdings International Ltd.	3,056,000	101,633

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Universal Technologies Holdings Ltd.	1,730,000	$26,620
	Value Partners Group Ltd.	4,421,000	1,378,995
	Vedan International Holdings Ltd.	3,576,000	336,515
#	Vitasoy International Holdings Ltd.	2,375,000	2,124,520
*	Viva Goods Co. Ltd.	3,008,000	246,435
# *	Vobile Group Ltd.	4,381,000	2,716,739
	VSTECS Holdings Ltd.	4,029,600	3,986,931
#	VTech Holdings Ltd.	846,200	6,589,772
*	Wang On Group Ltd.	17,860,000	54,818
	Wing On Co. International Ltd.	490,000	864,606
	Wing Tai Properties Ltd.	1,405,331	348,740
	Wynn Macau Ltd.	8,216,000	6,080,037
#	Xinyi Glass Holdings Ltd.	8,992,885	11,751,122
	Yee Hop Holdings Ltd.	704,000	134,452
	YesAsia Holdings Ltd.	337,000	152,330
	Yue Yuen Industrial Holdings Ltd.	3,271,500	7,296,412
# *	Yunfeng Financial Group Ltd.	2,328,000	959,997
*	ZO Future Group	334,000	95,746
TOTAL HONG KONG			332,214,859
NEW ZEALAND — (2.6%)
	AFT Pharmaceuticals Ltd.	34,226	77,532
	Air New Zealand Ltd.	6,124,129	2,137,985
#	Briscoe Group Ltd.	45,560	137,033
#	Channel Infrastructure NZ Ltd.	1,509,948	2,648,085
#	Colonial Motor Co. Ltd.	70,115	353,358
	Delegat Group Ltd.	6,400	17,165
# *	Eroad Ltd.	39,322	27,617
*	Fletcher Building Ltd. (FBU NZ)	974,937	2,191,835
	Freightways Group Ltd.	612,546	5,380,202
#	Genesis Energy Ltd.	1,546,636	2,263,468
*	Gentrack Group Ltd.	152,301	699,433
	Hallenstein Glasson Holdings Ltd.	194,394	1,160,828
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	2,819,682	$2,045,303
	Investore Property Ltd.	1,129,477	751,049
# *	KMD Brands Ltd.	1,637,169	270,328
#	Napier Port Holdings Ltd.	78,357	177,794
#	NZME Ltd. (NZM AU)	513,703	350,937
#	NZME Ltd. (NZM NZ)	78,724	54,220
	NZX Ltd.	1,294,348	1,176,044
*	Oceania Healthcare Ltd.	2,504,967	1,275,811
# *	Pacific Edge Ltd.	279,464	32,484
	PGG Wrightson Ltd.	122,938	169,562
*	Rakon Ltd.	130,325	110,905
*	Ryman Healthcare Ltd.	2,504,468	4,197,426
	Sanford Ltd.	160,161	705,023
	Scales Corp. Ltd.	504,336	1,744,089
#	Scott Technology Ltd.	57,907	98,689
# *	Serko Ltd.	214,319	380,922
	Skellerup Holdings Ltd.	718,386	2,236,879
#	SKY Network Television Ltd.	489,545	983,252
# *	SKYCITY Entertainment Group Ltd.	3,034,645	1,691,537
# *	Steel & Tube Holdings Ltd.	326,363	131,331
	Summerset Group Holdings Ltd.	984,584	6,847,318
#	Tourism Holdings Ltd.	558,453	866,729
#	TOWER Ltd.	1,039,436	1,208,288
#	Turners Automotive Group Ltd.	140,417	728,670
# *	Vista Group International Ltd.	677,895	756,477
# *	Warehouse Group Ltd.	160,610	70,669
TOTAL NEW ZEALAND			46,156,277
SINGAPORE — (12.7%)
* ††	Abterra Ltd.	230,320	0
# *	AEM Holdings Ltd.	1,372,974	2,086,080
#	Aztech Global Ltd.	1,143,800	592,968
	Banyan Tree Holdings Ltd.	933,200	492,444
	Bonvests Holdings Ltd.	950,000	734,463
	Boustead Singapore Ltd.	1,400,269	2,150,045
	BRC Asia Ltd.	110,700	364,319

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Bukit Sembawang Estates Ltd.	608,203	$2,445,489
	Bund Center Investment Ltd.	659,825	221,572
	Capitaland India Trust	5,085,421	4,961,981
#	Centurion Corp. Ltd.	1,374,900	1,642,676
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	1,928,733
#	China Sunsine Chemical Holdings Ltd.	1,589,700	913,556
#	Chuan Hup Holdings Ltd.	1,861,300	319,965
	City Developments Ltd.	2,026,200	14,764,060
	ComfortDelGro Corp. Ltd.	10,768,000	12,440,447
# *	COSCO Shipping International Singapore Co. Ltd.	6,946,500	638,569
#	CSE Global Ltd.	2,672,066	2,359,083
	Delfi Ltd.	897,500	629,372
	DFI Retail Group Holdings Ltd.	1,197,300	4,930,029
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	838,695	857,548
	First Resources Ltd.	2,879,900	4,844,050
	First Sponsor Group Ltd.	484,727	397,247
#	Food Empire Holdings Ltd.	885,100	1,873,086
#	Fraser & Neave Ltd.	446,100	536,214
	Frasers Property Ltd.	205,300	181,934
#	Frencken Group Ltd.	1,732,400	2,278,141
# *	Fu Yu Corp. Ltd.	3,048,000	243,483
# *	Gallant Venture Ltd.	5,240,200	312,620
#	Geo Energy Resources Ltd.	3,561,700	1,192,759
	Golden Agri-Resources Ltd.	27,895,400	6,332,197
	GuocoLand Ltd.	909,114	1,927,458
	Haw Par Corp. Ltd.	516,700	6,649,183
	Hiap Hoe Ltd.	498,000	243,187
	Ho Bee Land Ltd.	677,600	1,299,062
	Hong Fok Corp. Ltd.	1,433,994	961,535
	Hong Leong Asia Ltd.	999,800	2,698,469
	Hong Leong Finance Ltd.	1,109,000	2,395,793
		Shares	Value»
SINGAPORE — (Continued)
	Hotel Grand Central Ltd.	659,454	$378,300
#	Hour Glass Ltd.	802,632	1,412,225
#	HRnetgroup Ltd.	678,400	396,993
	Hutchison Port Holdings Trust	20,766,900	4,776,595
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	783,800	6,499,717
	Indofood Agri Resources Ltd.	408,800	127,165
	InnoTek Ltd.	336,600	225,480
	ISDN Holdings Ltd.	734,702	231,854
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,278,587	7,870,940
	KSH Holdings Ltd.	83,800	22,704
#	LHN Ltd.	304,100	162,543
#	Marco Polo Marine Ltd.	10,059,700	1,188,351
*	Mermaid Maritime PCL	620,200	61,231
#	Metro Holdings Ltd.	1,750,192	740,859
	Mewah International, Inc.	89,000	23,364
#	Micro-Mechanics Holdings Ltd.	88,700	117,554
# * ††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	375,800	168,835
	Netlink NBN Trust	10,728,700	8,253,618
*	Oceanus Group Ltd.	4,959,300	15,243
	OKP Holdings Ltd.	284,375	187,977
#	Olam Group Ltd.	2,887,200	2,028,051
#	OUE Ltd.	1,033,400	958,385
*	Oxley Holdings Ltd.	2,438,541	162,833
	Pacific Century Regional Developments Ltd.	179,000	68,301
	Pan-United Corp. Ltd.	1,071,250	970,125
#	Propnex Ltd.	688,800	1,186,692
#	Q&M Dental Group Singapore Ltd.	1,422,860	576,996
	QAF Ltd.	783,880	587,993
# *	Raffles Education Ltd.	326,400	41,029
	Raffles Medical Group Ltd.	4,093,032	3,204,331
# *	Rex International Holding Ltd.	3,816,300	470,253
#	Riverstone Holdings Ltd.	2,710,800	1,630,795

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Samudera Shipping Line Ltd.	1,215,600	$1,061,623
	SATS Ltd.	2,757,700	8,215,583
	SBS Transit Ltd.	328,700	845,030
#	Seatrium Ltd.	9,419,800	15,621,725
	Sheng Siong Group Ltd.	3,526,400	7,542,540
	SIA Engineering Co. Ltd.	1,322,800	3,432,905
	Sing Holdings Ltd.	918,900	459,740
#	Sing Investments & Finance Ltd.	543,612	710,463
	Singapore Land Group Ltd.	337,869	928,020
#	Singapore Post Ltd.	5,920,500	1,838,296
	Singapore Shipping Corp. Ltd.	1,642,504	375,869
	Stamford Land Corp. Ltd.	2,172,518	845,087
	StarHub Ltd.	2,866,100	2,563,565
	Straco Corp. Ltd.	130,000	39,250
#	Straits Trading Co. Ltd.	647,294	911,905
# * ††	Swiber Holdings Ltd.	2,895,250	0
*	Thomson Medical Group Ltd.	4,287,000	205,874
	Tiong Woon Corp. Holding Ltd.	62,100	48,087
	Tuan Sing Holdings Ltd.	2,562,418	696,871
#	UMS Integration Ltd.	3,897,710	4,108,537
#	United Overseas Insurance Ltd.	18,450	113,706
	UOB-Kay Hian Holdings Ltd.	1,949,071	4,831,773
	UOL Group Ltd.	1,895,400	16,187,805
	Valuetronics Holdings Ltd.	1,585,350	1,091,451
	Venture Corp. Ltd.	1,291,900	16,589,440
	Vicom Ltd.	525,500	682,884
#	Wee Hur Holdings Ltd.	2,502,900	1,751,117
	Wing Tai Holdings Ltd.	1,419,167	1,839,619
#	Yeo Hiap Seng Ltd.	41,159	19,614
TOTAL SINGAPORE			228,145,528
TOTAL COMMON STOCKS			1,768,726,847
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	130,619	$2,274
*	Silver Mines Ltd. Warrants 06/17/26	210,409	19,106
* ††	Wiluna Mining Corp. Ltd. Warrants	248,265	6,569
TOTAL AUSTRALIA			27,949
TOTAL INVESTMENT SECURITIES (Cost $1,328,637,515)			1,768,754,796

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	1,840,238	21,286,037
TOTAL INVESTMENTS — (100.0%)
(Cost $1,349,923,552)^^			$1,790,040,833

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Asia Pacific Small Company Series
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $30,330,316 or 1.7% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$15,583	$1,156,157,549	$6,026,001	$1,162,199,133
China	—	11,050	—	11,050
Hong Kong	—	331,991,981	222,878	332,214,859
New Zealand	—	46,156,277	—	46,156,277
Singapore	—	228,145,528	—	228,145,528
Rights/Warrants
Australia	—	21,380	6,569	27,949
Securities Lending Collateral	—	21,286,037	—	21,286,037
Total Investments in Securities	$15,583	$1,783,769,802	$6,255,448˂˃	$1,790,040,833

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (4.8%)
	4imprint Group PLC	159,759	$8,950,755
Ω	Autotrader Group PLC	1,315,096	9,694,211
#	Bloomsbury Publishing PLC	504,230	3,430,060
*	Canal & SA	893,224	3,862,167
	Centaur Media PLC	138,516	83,768
	Everplay Group PLC	94,768	425,015
*	Frontier Developments PLC	25,188	164,384
	Future PLC	321,778	2,381,590
*	Gaming Realms PLC	295,379	161,265
	Gamma Communications PLC	371,019	4,621,349
*	Helios Towers PLC	3,217,411	7,634,841
	ITV PLC	16,649,174	18,562,899
	M&C Saatchi PLC	4,260	7,500
	MONY Group PLC	2,764,019	7,055,791
	Next 15 Group PLC	202,248	974,821
	Reach PLC	1,590,842	1,396,029
	Rightmove PLC	2,267,018	15,346,364
#	S4 Capital PLC	237,273	85,732
# *	Team Internet Group PLC	390,482	262,159
* Ω	Trustpilot Group PLC	790,255	1,991,307
	WPP PLC (WPP LN)	629,649	2,611,924
	WPP PLC (WPP US), Sponsored ADR	4,844	101,143
#	YouGov PLC	237,488	778,370
TOTAL COMMUNICATION SERVICES			90,583,444
CONSUMER DISCRETIONARY — (22.9%)
*	AO World PLC	556,609	824,240
*	ASOS PLC	3,926	17,802
# * Ω	Aston Martin Lagonda Global Holdings PLC	714,333	600,217
*	Auction Technology Group PLC	225,034	952,118
	B&M European Value Retail SA	2,973,749	7,179,216
	Barratt Redrow PLC	4,389,604	23,373,462
	Bellway PLC	617,098	22,965,264
	Berkeley Group Holdings PLC	462,974	26,157,485
# *	boohoo Group PLC	851,725	290,753
*	Burberry Group PLC	969,396	14,646,530
	Card Factory PLC	1,312,105	1,220,307
	Coats Group PLC	7,571,796	8,811,536
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Crest Nicholson Holdings PLC	1,169,710	$2,446,394
	Currys PLC	5,383,854	10,789,536
*	DFS Furniture PLC	1,148,036	3,104,371
	Domino's Pizza Group PLC	2,642,722	6,594,175
	Dowlais Group PLC	6,027,958	7,682,628
	Dr. Martens PLC	1,923,650	1,773,416
	Dunelm Group PLC	732,209	9,247,764
# *	Evoke PLC	20,108	6,856
*	Frasers Group PLC	735,788	7,009,084
	Fuller Smith & Turner PLC, Class A	163,787	1,509,819
	Games Workshop Group PLC	138,680	32,352,394
#	Greggs PLC	546,131	12,016,616
* Ω	Gym Group PLC	780,957	1,812,351
	Halfords Group PLC	1,045,860	2,150,876
*	Headlam Group PLC	392,703	237,529
	Henry Boot PLC	519,628	1,378,825
	Hollywood Bowl Group PLC	781,790	2,778,044
Ω	Hostelworld Group PLC	71,032	114,042
	Inchcape PLC	1,928,459	21,564,823
	J D Wetherspoon PLC	502,369	4,606,806
	JD Sports Fashion PLC	7,868,168	8,805,481
	Kingfisher PLC	5,933,423	27,343,538
*	Marston's PLC	3,046,152	2,518,962
	Me Group International PLC	1,562,105	2,960,148
*	Mitchells & Butlers PLC	1,498,657	5,415,903
	MJ Gleeson PLC	257,658	1,364,798
	Moonpig Group PLC	1,414,723	4,150,318
Ω	On the Beach Group PLC	606,895	1,823,243
	Persimmon PLC	1,613,139	31,064,579
	Pets at Home Group PLC	2,556,665	7,160,343
	Playtech PLC	1,232,321	5,006,998
#	PPHE Hotel Group Ltd.	39,189	960,126
	Rank Group PLC	780,954	939,709
	Smiths News PLC	317,784	296,476
	SSP Group PLC	4,090,600	10,242,210
	Taylor Wimpey PLC	18,617,972	27,218,740
# *	THG PLC	2,922,420	1,490,008
	Topps Tiles PLC	394,944	228,035
* Ω	Trainline PLC	1,076,105	3,015,822
	Vertu Motors PLC	1,547,617	1,333,144

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Victorian Plumbing Group PLC	25,510	$29,047
*	Videndum PLC	49,622	8,362
*	Vistry Group PLC	1,510,038	13,759,928
* Ω	Watches of Switzerland Group PLC	683,996	4,871,860
	WH Smith PLC	609,552	5,630,044
	Whitbread PLC	535,556	19,991,446
	Wickes Group PLC	1,444,458	4,503,654
	Young & Co.'s Brewery PLC (YNGA LN), Class A	94,320	1,073,221
	Young & Co.'s Brewery PLC (YNGN LN)	4,589	37,322
TOTAL CONSUMER DISCRETIONARY			429,458,744
CONSUMER STAPLES — (4.1%)
	AEP Plantations PLC	127,478	2,568,288
	AG Barr PLC	515,029	4,494,160
#	C&C Group PLC	1,894,269	2,833,442
	Cranswick PLC	333,804	24,094,284
#	Fevara PLC	141,570	262,484
*	Greencore Group PLC	829,558	0
	Greencore Group PLC GNC LN	2,948,205	11,659,611
	Hilton Food Group PLC	363,219	2,349,343
#	Kitwave Group PLC	131,522	533,602
	McBride PLC	772,969	1,695,042
	MP Evans Group PLC	15,270	273,108
	Nichols PLC	6,023	83,351
# *	Ocado Group PLC	1,844,776	5,528,573
	Premier Foods PLC	4,115,189	10,649,711
	PZ Cussons PLC	665,663	667,273
	Tate & Lyle PLC	1,949,787	10,087,527
TOTAL CONSUMER STAPLES			77,779,799
ENERGY — (1.8%)
*	Afentra PLC	315,115	215,835
*	Capricorn Energy PLC	391,118	1,383,790
#	Diversified Energy Co. DEC LN	193,262	2,521,093
	Diversified Energy Co. DEC US	5,324	71,288
	Energean PLC	681,669	7,916,028
	EnQuest PLC	8,984,632	1,522,812
*	Genel Energy PLC	819,525	698,858
		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,423,028	$3,550,995
*	Gulf Marine Services PLC	363,413	113,071
	Harbour Energy PLC	1,697,345	5,436,476
	Hunting PLC	706,228	4,296,723
	Ithaca Energy PLC	549,122	1,386,862
# *	John Wood Group PLC	2,947,172	1,047,768
# *	Pantheon Resources PLC	2,780,230	288,699
	Pharos Energy PLC	1,305,299	391,198
*	Savannah Energy PLC	388,799	38,214
	Serica Energy PLC	899,604	2,657,422
# *	Tullow Oil PLC	866,132	96,364
TOTAL ENERGY			33,633,496
FINANCIALS — (22.6%)
	Aberdeen Group PLC	9,506,777	28,385,224
	AJ Bell PLC	1,489,249	9,458,147
	Ashmore Group PLC	2,142,305	6,950,626
	Beazley PLC	1,950,709	30,305,301
Ω	Bridgepoint Group PLC	12,079	44,931
	Brooks Macdonald Group PLC	1,612	35,364
	Burford Capital Ltd.	849,805	8,097,870
	Chesnara PLC	1,261,941	5,281,518
*	Close Brothers Group PLC	970,641	6,738,059
Ω	CMC Markets PLC	624,037	2,787,995
	Conduit Holdings Ltd.	188,750	993,184
	Foresight Group Holdings Ltd.	193,219	1,119,964
* Ω	Funding Circle Holdings PLC	192,002	427,850
*	Georgia Capital PLC	105,969	4,900,003
	Hiscox Ltd.	1,578,945	32,114,692
	ICG PLC	165,275	4,112,598
	IG Group Holdings PLC	1,731,490	32,122,680
	Impax Asset Management Group PLC	218,614	489,358
	IntegraFin Holdings PLC	31,167	150,040
	International Personal Finance PLC	1,299,491	4,186,599
	Investec PLC	887,963	7,373,847
*	IP Group PLC	3,929,557	3,191,293
	Jupiter Fund Management PLC	1,588,673	4,083,853
	Just Group PLC	5,843,754	17,313,188

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Lancashire Holdings Ltd.	1,223,044	$10,329,021
	Lion Finance Group PLC	258,093	35,657,955
	Liontrust Asset Management PLC	86,087	278,884
	London Investment Group PLC	887	4,729
	M&G PLC	280,076	1,187,311
	Man Group PLC	6,013,768	21,706,104
*	Metro Bank Holdings PLC	879,482	1,607,904
	Mortgage Advice Bureau Holdings Ltd.	33,264	356,075
	Ninety One PLC	1,498,314	5,216,096
	OSB Group PLC	1,826,039	15,262,486
	Paragon Banking Group PLC	1,696,687	20,646,974
#	PayPoint PLC	273,468	1,989,839
	Plus500 Ltd.	521,034	29,991,481
	Polar Capital Holdings PLC	429,838	3,469,484
	Pollen Street Group Ltd.	38,693	486,860
Ω	Quilter PLC	7,401,878	19,703,352
	Rathbones Group PLC	259,126	7,843,346
	S&U PLC	32,675	1,058,823
Ω	Sabre Insurance Group PLC	544,531	969,164
*	Saga PLC	543,711	3,876,508
	Schroders PLC	288,799	1,788,743
	Secure Trust Bank PLC	24,786	492,556
	Tatton Asset Management PLC	1,575	14,690
	TBC Bank Group PLC	199,521	11,600,592
	TP ICAP Group PLC	3,887,597	13,561,530
*	Vanquis Banking Group PLC	688,958	1,124,307
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	607,135	2,888,917
TOTAL FINANCIALS			423,779,315
HEALTH CARE — (2.5%)
#	Advanced Medical Solutions Group PLC	813,162	2,395,658
Ω	Convatec Group PLC	5,146,765	16,234,536
	CVS Group PLC	365,951	6,530,294
*	EKF Diagnostics Holdings PLC	79,384	26,761
		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	759,798	$15,937,803
Ω	Integrated Diagnostics Holdings PLC	1,220,599	757,892
# *	PureTech Health PLC (PRTC LN)	528,190	956,962
Ω	Spire Healthcare Group PLC	1,457,114	4,083,443
TOTAL HEALTH CARE			46,923,349
INDUSTRIALS — (24.5%)
#	Ashtead Technology Holdings PLC	48,171	267,249
	Babcock International Group PLC	1,906,120	37,581,884
	Balfour Beatty PLC	2,457,904	24,068,572
	Bodycote PLC	1,100,986	11,262,852
#	Braemar PLC	80,822	240,810
	Brickability Group PLC	107,269	80,065
*	Capita PLC	137,017	709,124
	Chemring Group PLC	1,064,239	7,275,515
	Clarkson PLC	195,048	11,198,771
	Costain Group PLC	618,416	1,497,819
	DCC PLC	293,711	18,618,163
	DiscoverIE Group PLC	487,755	4,200,115
	easyJet PLC	966,101	6,321,172
	Firstgroup PLC	3,392,626	8,677,988
	Galliford Try Holdings PLC	648,393	4,654,274
	Genuit Group PLC	1,413,603	6,436,068
	Goodwin PLC	1,490	513,560
	Grafton Group PLC, CDI	1,391,881	17,796,302
	Hargreaves Services PLC	6,046	61,887
	Hays PLC	5,121,306	3,330,247
	Howden Joinery Group PLC	2,409,358	27,601,388
	IMI PLC	635,753	24,007,481
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	176,232	1,078,950
#	James Halstead PLC	348,835	658,905
	JET2 PLC	813,756	13,795,110
	Johnson Service Group PLC	1,585,234	3,065,865
	Keller Group PLC	489,976	11,925,783
	Kier Group PLC	1,876,431	5,749,907
Ω	Luceco PLC	371,359	800,716

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Macfarlane Group PLC	41,210	$40,590
	Mears Group PLC	781,131	3,923,357
	Mitie Group PLC	6,745,565	15,420,807
	Morgan Advanced Materials PLC	1,578,134	4,942,585
	Morgan Sindall Group PLC	267,183	18,072,904
	Norcros PLC	206,704	1,003,995
	Pagegroup PLC	1,543,585	4,361,726
	Porvair PLC	6,281	72,836
	QinetiQ Group PLC	2,834,679	19,529,266
	Renew Holdings PLC	233,131	2,989,139
	Robert Walters PLC	342,843	587,208
	Rotork PLC	4,165,742	20,215,306
	RS Group PLC	2,288,056	21,010,211
	RWS Holdings PLC	694,282	800,271
	Senior PLC	2,191,421	7,333,034
	Serco Group PLC	5,604,633	23,012,251
	Severfield PLC	1,036,816	386,908
*	SIG PLC	1,802,083	240,581
	Speedy Hire PLC	2,321,042	811,830
	Spirax Group PLC	211,137	21,038,612
	SThree PLC	606,988	1,591,721
	Travis Perkins PLC	937,308	8,023,378
	Trifast PLC	611,313	626,393
	Vesuvius PLC	1,157,211	7,282,184
	Volex PLC	732,940	4,421,341
	Volution Group PLC	1,041,872	9,118,608
	Vp PLC	153,784	1,135,362
	Wilmington PLC	309,004	1,262,461
*	XP Power Ltd.	59,144	1,005,273
	Zigup PLC	1,401,620	7,311,666
TOTAL INDUSTRIALS			461,048,346
INFORMATION TECHNOLOGY — (3.1%)
*	Accesso Technology Group PLC	41,836	161,631
Ω	Alfa Financial Software Holdings PLC	204,932	605,073
#	Bytes Technology Group PLC (BYIT LN)	1,220,032	5,625,946
	Computacenter PLC	436,251	19,966,250
	dotdigital group PLC	374,577	379,776
	FDM Group Holdings PLC	56,986	126,018
	GB Group PLC	1,089,612	3,573,392
	Gooch & Housego PLC	6,822	65,039
#	IDOX PLC	108,710	105,291
#	iomart Group PLC	202,932	52,318
# *	IQE PLC	3,021,212	328,035
	Kainos Group PLC	467,290	5,753,229
	NCC Group PLC	1,487,124	2,866,949
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	Pinewood Technologies Group PLC	392,305	$2,535,178
*	RM PLC	33,750	48,445
	Softcat PLC	668,504	13,092,049
*	Strix Group PLC	247,902	159,459
*	TT Electronics PLC	804,382	1,233,832
*	Xaar PLC	538,473	810,397
TOTAL INFORMATION TECHNOLOGY			57,488,307
MATERIALS — (7.9%)
*	Accsys Technologies PLC	9,505	8,232
	Atalaya Mining Copper SA	217,859	3,051,550
	Breedon Group PLC	994,262	4,579,537
	Capital Ltd.	59,308	107,296
	Castings PLC	172,431	648,132
	Central Asia Metals PLC	844,389	2,582,396
	Croda International PLC	376,157	14,056,942
	Ecora Royalties PLC	941,386	1,858,050
	Elementis PLC	3,739,731	8,242,717
	Essentra PLC	507,520	699,203
Ω	Forterra PLC	986,258	2,392,669
	Hill & Smith PLC	505,728	15,453,527
	Hochschild Mining PLC	2,307,041	20,820,006
Ω	Ibstock PLC	1,646,585	2,864,830
#	International Paper Co.	53,462	2,142,069
	Johnson Matthey PLC	882,547	28,539,680
	Marshalls PLC	857,314	1,836,298
	Mondi PLC	1,404,469	16,412,925
	Pan African Resources PLC	8,444,784	14,946,096
	RHI Magnesita NV	33,620	1,276,470
*	SigmaRoc PLC	1,205,302	2,365,638
*	SolGold PLC	29,931	11,483
# *	Synthomer PLC	469,934	343,464
	Treatt PLC	24,863	69,399
	Victrex PLC	289,194	2,598,822
	Zotefoams PLC	120,813	687,686
TOTAL MATERIALS			148,595,117
REAL ESTATE — (1.9%)
	Foxtons Group PLC	976,990	716,765
	Grainger PLC	3,084,414	8,209,873
	Harworth Group PLC	111,932	252,406
	Helical PLC	28,412	74,960
	International Workplace Group PLC	3,913,857	13,268,518

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
REAL ESTATE — (Continued)
LSL Property Services PLC	315,917	$1,147,991
* Phoenix Spree Deutschland Ltd.	15,813	37,842
Savills PLC	813,018	11,998,759
* Watkin Jones PLC	100,285	39,936
TOTAL REAL ESTATE		35,747,050
UTILITIES — (2.4%)
Drax Group PLC	1,792,797	22,121,247
Pennon Group PLC	2,060,653	15,445,754
Telecom Plus PLC	392,739	7,174,721
TOTAL UTILITIES		44,741,722
TOTAL COMMON STOCKS Cost ($1,339,922,751)		1,849,778,689

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	2,467,399	28,540,408
TOTAL INVESTMENTS — (100.0%)
(Cost $1,368,463,159)^^			$1,878,319,097

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2026, the value of Rule 144A securities amounted to $75,595,504 or 4.0% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$101,143	$90,482,301	—	$90,583,444
Consumer Discretionary	—	429,458,744	—	429,458,744
Consumer Staples	—	77,779,799	—	77,779,799
Energy	71,288	33,562,208	—	33,633,496
Financials	—	423,779,315	—	423,779,315
Health Care	—	46,923,349	—	46,923,349
Industrials	—	461,048,346	—	461,048,346
Information Technology	—	57,488,307	—	57,488,307
Materials	—	148,595,117	—	148,595,117
Real Estate	—	35,747,050	—	35,747,050
Utilities	—	44,741,722	—	44,741,722
Securities Lending Collateral	—	28,540,408	—	28,540,408
Total Investments in Securities	$172,431	$1,878,146,666	—˂˃	$1,878,319,097

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.1%)
AUSTRIA — (3.8%)
	Agrana Beteiligungs AG	66,952	$905,793
	ANDRITZ AG	311,663	26,966,446
*	AT&S Austria Technologie & Systemtechnik AG	124,452	5,594,922
Ω	BAWAG Group AG	466,884	75,950,739
	CA Immobilien Anlagen AG	158,218	4,721,192
*	CPI Europe AG	143,359	2,644,407
	DO & Co. AG	41,737	9,760,697
*	Eurotelesites AG	289,656	1,458,103
	EVN AG	232,002	7,817,230
*	FACC AG	95,754	1,281,791
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	108,193
# *	Kapsch TrafficCom AG	21,273	147,269
# *	Lenzing AG	75,389	2,276,000
	Mayr Melnhof Karton AG	53,919	6,110,980
#	Oberbank AG	44,385	4,061,651
#	Oesterreichische Post AG	137,098	5,346,684
	Palfinger AG	77,895	3,347,150
*	POLYTEC Holding AG	79,383	388,244
	Porr AG	89,819	3,694,072
#	SBO AG	20,675	776,755
	Semperit AG Holding	25,824	384,477
	Strabag SE (STR AV), Class BR	26,290	2,722,358
	Telekom Austria AG	1,067,703	11,338,729
# *	UBM Development AG	10,737	254,777
	UNIQA Insurance Group AG	776,594	14,395,690
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	21,455,040
	voestalpine AG	535,844	25,444,811
	Wienerberger AG	546,582	18,067,004
	Zumtobel Group AG	106,877	453,211
TOTAL AUSTRIA			257,874,415
		Shares	Value»
BELGIUM — (3.5%)
	Ackermans & van Haaren NV	151,997	$44,971,075
	Ageas SA	101,395	7,202,124
# *	AGFA-Gevaert NV	392,238	232,185
*	Atenor	95,850	308,679
	Azelis Group NV	387,731	3,839,528
	Barco NV	389,825	5,351,474
	Bekaert SA	218,463	10,717,112
# * ††	Biocartis Group NV	357,370	0
# *	bpost SA	223,303	576,224
	Cie d'Entreprises CFE	49,898	541,413
	Colruyt Group NV	227,216	8,706,850
	Deceuninck NV	428,512	1,171,302
	Deme Group NV	48,006	9,569,502
	D'ieteren Group	35,816	8,158,112
	Econocom Group SA NV	509,837	1,058,412
	EVS Broadcast Equipment SA	69,289	2,985,167
	Fagron	351,158	9,231,711
*	Galapagos NV (GLPG BB)	207,806	7,005,419
*	Galapagos NV (GLPG NA)	44,496	1,505,442
	Gimv NV	167,831	9,063,538
# *	Immobel SA	12,702	364,140
#	Ion Beam Applications	101,113	1,815,515
	Jensen-Group NV	20,961	1,565,252
#	Kinepolis Group NV	90,123	2,854,380
#	Lotus Bakeries NV	2,046	24,121,615
	Melexis NV	92,514	6,993,852
# *	Ontex Group NV	271,865	1,581,166
*	Onward Medical NV	2,730	13,937
	Proximus SADP	274,514	2,504,632
#	Recticel SA	268,765	3,252,171
	Sipef NV	38,744	3,860,786
#	Solvay SA	361,376	10,638,973
	Syensqo SA	125,309	10,546,474
#	Tessenderlo Group SA	127,088	4,122,301
	Umicore SA	694,254	16,503,997
	Van de Velde NV	32,510	1,167,401
	VGP NV	36,356	4,458,496
	Viohalco SA	498,361	7,641,490
#	What's Cooking BV	3,904	566,598
TOTAL BELGIUM			236,768,445
DENMARK — (6.3%)
	AL Sydbank	387,768	35,117,968
*	ALK-Abello AS	815,920	26,961,044
	Alm Brand AS	5,389,801	14,908,508
#	Ambu AS, Class B	897,603	12,172,126

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Bang & Olufsen AS	430,496	$800,812
*	Bavarian Nordic AS	380,772	11,601,851
#	cBrain AS	34,364	442,878
	Chemometec AS	83,976	8,116,103
#	Columbus AS	430,344	683,925
	D/S Norden AS	147,651	6,669,439
# *	Demant AS	143,565	5,025,261
*	Dfds AS	123,426	1,934,689
#	Djurslands Bank AS	6,232	1,067,883
	FLSmidth & Co. AS	224,017	19,202,452
	Fluegger Group AS	3,099	174,795
	Foroya Banki P	10,800	520,452
# *	GN Store Nord AS	457,285	8,027,101
#	GronlandsBANKEN AS	1,125	208,548
#	Gubra AS	2,336	167,673
	H Lundbeck AS (HLUNA DC), Class A	78,578	458,997
	H Lundbeck AS (HLUNB DC)	1,533,255	10,279,477
# *	H&H International AS, Class B	79,154	1,174,325
#	Harboes Bryggeri AS, Class B	5,094	96,087
	ISS AS	739,839	28,058,164
	Jeudan AS	42,605	1,376,754
	Jyske Bank AS	312,727	45,510,064
#	Lan & Spar Bank	4,895	1,181,314
#	Matas AS	243,336	3,728,889
	MT Hoejgaard Holding AS	612	53,411
# * Ω	Netcompany Group AS	205,257	10,833,205
*	Nilfisk Holding AS	66,999	1,482,231
# *	NKT AS	272,775	35,675,231
# * Ω	NNIT AS	69,162	502,188
*	North Media AS	15,186	110,861
# *	NTG Nordic Transport Group AS	16,307	498,696
	Pandora AS	24,913	2,016,549
#	Parken Sport & Entertainment AS	8,643	224,005
	Per Aarsleff Holding AS	123,143	17,560,546
	Ringkjoebing Landbobank AS	178,453	44,985,953
	Rockwool AS ROCKA DC, Class A	29,824	1,011,068
#	Rockwool AS ROCKB DC, Class B	292,709	9,884,775
	Royal Unibrew AS	274,075	25,821,870
*	RTX AS	44,105	801,725
		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS	281,075	$4,371,332
	Schouw & Co. AS	84,727	8,941,129
#	Solar AS, Class B	14,027	495,813
#	SP Group AS	10,785	626,039
	Sparekassen Sjaelland-Fyn AS	10,034	594,450
	TCM Group AS	2,578	27,556
#	Tivoli AS	10,004	980,361
	TORM PLC, Class A	196,545	4,831,669
	UIE PLC	102,040	6,088,578
*	Zealand Pharma AS	108,096	7,229,187
TOTAL DENMARK			431,316,007
FINLAND — (6.1%)
	Aktia Bank OYJ	329,414	4,802,584
#	Alandsbanken Abp, Class B	23,036	1,291,232
	Alma Media OYJ	135,302	2,213,268
	Anora Group OYJ	20,242	103,464
	Apetit OYJ	18,896	313,574
#	Aspo OYJ	114,344	1,030,022
	Atria OYJ	98,413	1,850,168
	Bittium OYJ	192,809	8,596,632
	Citycon OYJ	68,796	310,193
	Digia OYJ	87,143	657,222
	Elisa OYJ	439,170	19,426,690
Ω	Enento Group OYJ	23,905	438,857
#	Finnair OYJ	622,533	2,184,620
#	Fiskars OYJ Abp	217,678	3,144,803
	F-Secure OYJ	612,189	1,369,958
*	Glaston OYJ Abp	4,608	6,471
	Gofore OYJ	574	9,037
#	Harvia OYJ	80,539	3,919,958
	Hiab OYJ	271,845	16,153,396
	HKFoods OYJ	130,267	258,613
	Huhtamaki OYJ	521,607	18,305,665
	Ilkka OYJ	22,133	101,450
	Kalmar OYJ, Class B	271,845	13,898,836
	Kemira OYJ	639,975	15,052,758
*	Kempower OYJ	3,147	60,471
	Kesko OYJ (KESKOA FH), Class A	33,013	825,549
	Kesko OYJ (KESKOB FH), Class B	1,098,477	27,784,175
# *	Kojamo OYJ	393,074	4,444,660
	Konecranes OYJ	433,794	51,084,502
*	Lassila & Tikanoja OYJ	99,019	880,291
# *	Lindex Group OYJ	78,175	228,487
	Luotea PLC	99,019	339,061
	Mandatum OYJ	1,366,621	11,145,241
	Marimekko OYJ	71,526	1,091,346

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Metsa Board OYJ (METSB FH), Class B	944,884	$2,935,168
	Metso OYJ	1,614,875	31,571,995
#	Nokian Renkaat OYJ	100,279	1,286,513
	Olvi OYJ, Class A	95,777	3,802,945
#	Oma Saastopankki OYJ	14,712	223,396
	Oriola OYJ (OKDBV FH), Class B	454,035	627,712
	Orion OYJ (ORNBV FH), Class B	600,779	49,683,251
	Outokumpu OYJ	1,521,116	8,540,379
	Pihlajalinna OYJ	86,520	1,478,039
#	Ponsse OYJ	69,648	2,111,043
	Puuilo OYJ	131,859	1,924,443
# *	QT Group OYJ	78,638	2,472,768
	Raisio OYJ, Class V	643,272	2,093,718
*	Rapala VMC OYJ	14,424	21,042
	Raute OYJ, Class A	648	11,156
#	Revenio Group OYJ	127,255	3,027,321
	Sampo OYJ, Class A	1,842,074	20,557,391
	Sanoma OYJ	455,141	5,206,566
	Scanfil OYJ	2,904	38,994
#	Stora Enso OYJ, Class R	1,337,554	15,397,904
	Taaleri PLC	19,748	179,322
#	Talenom OYJ	386	1,167
	Teleste OYJ	40,803	189,162
Ω	Terveystalo OYJ	393,345	4,726,777
#	TietoEVRY OYJ	469,114	10,183,406
#	Tokmanni Group Corp.	274,000	2,501,076
	Vaisala OYJ, Class A	125,505	6,242,397
#	Valmet OYJ	658,694	22,571,168
*	Verkkokauppa.com OYJ	13,945	64,431
	Viking Line Abp	11,073	269,232
*	YIT OYJ	613,491	2,244,673
TOTAL FINLAND			415,507,809
FRANCE — (11.8%)
*	74Software SA	43,603	1,887,384
	ABC arbitrage	100,421	650,548
	Aeroports de Paris SA	23,848	3,150,841
# *	Air France-KLM	213,395	2,737,455
	AKWEL SADIR	56,619	531,958
# *	Alstom SA	1,697,039	54,183,700
	Altamir	136,094	4,776,445
	Alten SA	126,212	12,372,675
# * Ω	Aramis Group SAS	10,052	54,907
	Arkema SA	224,796	13,537,674
#	Assystem SA	21,195	1,192,014
	Aubay	12,811	909,083
		Shares	Value»
FRANCE — (Continued)
Ω	Ayvens SA	529,674	$7,679,119
# *	Bastide le Confort Medical	13,771	379,766
#	Beneteau SACA	124,436	1,170,278
	Boiron SA	31,919	1,129,628
#	Bonduelle SCA	59,997	752,404
	Carrefour SA	1,685,094	27,600,440
#	Catana Group	8,597	28,444
*	Cegedim SA	11,554	183,124
	Cie des Alpes	125,439	3,862,108
*	Clariane SE	826,883	3,734,394
	Coface SA	734,846	13,439,707
	Derichebourg SA	647,148	6,099,292
#	Edenred SE	599,337	12,553,591
	Eiffage SA	64,139	9,512,282
	Electricite de Strasbourg SA	21,112	5,449,608
# * Ω	Elior Group SA	140,595	474,429
	Elis SA	1,130,371	32,819,692
*	Emeis SA	168,955	2,728,498
	Equasens	11,894	559,556
#	Eramet SA	40,848	3,540,052
	Etablissements Maurel et Prom SA	387,272	3,026,091
	Eurazeo SE	229,679	13,796,587
# *	Euroapi SA	154,951	388,838
	Eurofins Scientific SE	213,335	17,257,302
# *	Eutelsat Communications SACA	521,627	1,416,020
	Exel Industries SA, Class A	10,459	479,492
	Exosens SAS	25,450	1,630,341
	FDJ UNITED	330,803	8,755,001
*	Figeac Aero	6,458	82,364
	Fnac Darty SA	10,597	445,925
	Fnac Darty SA (FNAC FP)	50,782	2,138,002
*	Forvia SE (FRVIA FP)	426,281	6,960,070
*	Gaumont SA	10,715	1,284,112
	Gaztransport Et Technigaz SA	181,908	39,191,784
	GEA	2,433	243,698
	Getlink SE	23,040	456,063
	GL Events SACA	55,367	2,110,878
	Groupe Crit SA	22,324	1,683,497
	Groupe SFPI	21,754	43,800
# *	Guerbet	26,354	428,681
#	Haulotte Group SA	23,851	63,002
*	ID Logistics Group SACA	17,972	8,717,153
	Imerys SA	162,382	5,063,216
	Infotel SA	637	32,868
#	Interparfums SA	59,402	1,808,374
	Ipsen SA	97,315	15,897,887

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	IPSOS SA	252,618	$10,716,981
	Jacquet Metals SACA	82,260	2,264,928
	JCDecaux SE	304,639	6,008,625
	Kaufman & Broad SA	91,469	3,403,402
#	Laurent-Perrier	14,168	1,518,924
#	Linedata Services	3,353	168,902
	LISI SA	17,376	1,101,583
	LNA Sante SA	29,015	801,191
*	Lumibird	2,633	73,819
#	Maison Pommery & Associes SA	11,788	160,185
# * Ω	Maisons du Monde SA	45,682	86,668
	Manitou BF SA	52,223	1,376,857
	Mersen SA	119,669	3,659,005
	Metropole Television SA	123,332	1,766,656
# *	Nacon SA	138	65
	Nexans SA	195,817	30,843,590
# *	Nexity SA	114,742	1,297,407
	North Atlantic Energies	6,234	347,826
#	NRJ Group	88,443	761,188
	Oeneo SA	91,324	1,000,167
	Opmobility	292,231	5,599,059
# *	OSE Immuno	2,885	16,258
# *	OVH Groupe SA	12,495	147,641
*	Pierre Et Vacances SA	308,432	661,987
	Pluxee NV	227,355	3,012,004
	Quadient SA	116,973	2,213,602
#	Remy Cointreau SA	74,957	3,574,639
	Renault SA	480,477	18,132,896
	Rexel SA	1,211,850	50,783,258
	Robertet SA	2,183	2,188,797
	Rubis SCA	421,748	17,077,869
	Samse SACA	7,930	1,137,533
	Savencia SA	34,499	2,445,069
	SCOR SE	793,895	25,870,791
	SEB SA	115,712	6,527,134
#	Seche Environnement SACA	21,449	1,999,604
#	SES SA	1,771,454	14,509,157
* Ω	SMCP SA	83,829	609,403
	Societe BIC SA	101,563	6,542,579
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,536	5,855,494
	Societe LDC SADIR	7,351	824,203
#	Sodexo SA	181,241	9,259,891
*	SOITEC	9,110	283,690
	Sopra Steria Group	82,550	15,078,997
	SPIE SA	753,218	41,271,730
		Shares	Value»
FRANCE — (Continued)
#	Stef SA	25,963	$3,853,298
#	Sword Group	39,003	1,688,082
#	Synergie SE	67,764	2,463,812
	Technip Energies NV	714,920	28,017,290
	Teleperformance SE	305,593	19,739,906
	Television Francaise 1 SA	268,368	2,593,862
#	TFF Group	9,478	190,458
#	Thermador Groupe	39,148	3,653,563
#	Tikehau Capital SCA	59,204	1,130,378
	Trigano SA	46,249	9,202,213
# *	Ubisoft Entertainment SA	208,033	1,073,283
	Valeo SE	860,306	12,015,368
	Vallourec SACA	845,180	17,937,132
	Vetoquinol SA	13,935	1,435,592
	Vicat SACA	100,090	9,274,380
	VIEL & Cie SA	156,945	3,358,174
	Virbac SACA	9,896	4,125,333
*	Viridien	28,666	4,336,307
	Vivendi SE	2,406,774	6,714,751
# *	Voltalia SA	97,472	820,023
	Vusion	25,878	4,028,638
#	Wavestone	5,329	380,466
* Ω	X-Fab Silicon Foundries SE	247,503	1,502,894
TOTAL FRANCE			805,598,599
GERMANY — (13.3%)
#	1&1 AG	218,379	6,954,612
*	7C Solarparken AG	206,729	415,329
	Adesso SE	6,375	614,768
	Adtran Networks SE	2,822	74,273
	AIXTRON SE	335,790	7,703,475
	All for One Group SE	4,797	228,257
#	Allgeier SE	46,734	1,240,826
	Alzchem Group AG	21,875	3,999,075
	Amadeus Fire AG	16,080	741,544
*	Aroundtown SA	4,486,255	14,256,140
	Atoss Software SE	42,829	4,935,995
	Aurubis AG	158,734	29,974,368
*	Basler AG	32,144	613,578
# *	BayWa AG (BYW6 GR)	123,475	500,182
#	Bechtle AG	415,814	21,552,543
Ω	Befesa SA	168,705	6,178,932
	Bertrandt AG	26,176	595,759
	Bijou Brigitte AG	15,748	808,888
	Bilfinger SE	162,046	22,704,052
#	Borussia Dortmund GmbH & Co. KGaA	456,278	1,762,763
# *	BRANICKS Group AG	286,734	659,542
#	Brenntag SE	293,842	17,877,247

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	CANCOM SE (COK GR)	34,241	$1,152,087
	Carl Zeiss Meditec AG	104,887	3,481,146
*	Ceconomy AG	549,619	2,904,410
*	CENIT AG	35,541	295,537
	Cewe Stiftung & Co. KGaA	45,539	5,454,489
#	CTS Eventim AG & Co. KGaA	227,053	19,081,763
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	392,946
# * Ω	Delivery Hero SE	129,022	3,598,318
#	Dermapharm Holding SE	52,644	2,174,794
#	Deutsche Beteiligungs AG	82,898	2,504,700
	Deutsche EuroShop AG	6,828	155,995
# Ω	Deutsche Pfandbriefbank AG	530,574	2,618,011
	Deutsche Wohnen SE	3,284	81,648
	Deutz AG	612,047	7,837,692
	Draegerwerk AG & Co. KGaA	17,892	1,506,406
	Duerr AG	265,997	7,089,732
Ω	DWS Group GmbH & Co. KGaA	115,499	8,456,154
	Eckert & Ziegler SE	262,053	4,639,375
*	EDAG Engineering Group AG	35,570	159,944
	Elmos Semiconductor SE	36,953	5,028,753
	ElringKlinger AG	158,802	800,290
#	Energiekontor AG	25,910	1,177,463
	Evonik Industries AG	726,837	11,258,640
*	Evotec SE	356,898	2,628,348
	Fabasoft AG	1,167	21,317
	Fielmann Group AG	140,122	6,867,794
	flatexDEGIRO SE	411,467	20,071,244
# *	Fraport AG Frankfurt Airport Services Worldwide	182,432	16,879,567
	Freenet AG	771,156	27,845,793
#	Fresenius Medical Care AG (FME GR)	231,441	10,419,235
	Friedrich Vorwerk Group SE	29,109	3,127,046
	FUCHS SE	126,009	4,434,657
		Shares	Value»
GERMANY — (Continued)
	GEA Group AG	580,515	$41,508,463
#	Gerresheimer AG	96,312	2,876,750
#	Gesco SE	43,546	776,677
#	GFT Technologies SE	119,509	2,942,962
*	Grand City Properties SA	301,901	3,383,630
#	Grenke AG	76,894	1,312,479
	Hawesko Holding SE	313	7,540
*	Heidelberger Druckmaschinen AG	1,297,755	2,821,530
# *	HelloFresh SE	550,269	3,614,388
#	Hensoldt AG	334,453	33,225,426
# *	Hoenle AG	14,291	158,263
*	HomeToGo SE	13,461	25,980
	Hornbach Holding AG & Co. KGaA	52,423	5,009,253
	HUGO BOSS AG	242,968	10,074,335
# *	Hypoport SE	6,903	805,162
	Indus Holding AG	56,755	2,159,453
	Init Innovation in Traffic Systems SE	38,395	2,182,256
Ω	Instone Real Estate Group SE	85,056	868,449
*	IONOS Group SE	163,479	5,270,566
	IVU Traffic Technologies AG	52,179	1,297,668
	Jenoptik AG	267,523	8,442,845
Ω	JOST Werke SE	25,033	1,856,732
#	K&S AG	751,775	12,317,651
	KION Group AG	416,672	29,431,546
#	Kloeckner & Co. SE	83,904	1,093,025
*	Koenig & Bauer AG	72,160	794,793
#	Kontron AG	250,654	6,954,179
	Krones AG	100,284	16,137,678
	KSB SE & Co. KGaA	3,257	4,002,833
	KWS Saat SE & Co. KGaA	79,102	7,027,544
#	Lanxess AG	307,313	6,347,657
	LEG Immobilien SE	402,018	29,068,951
#	Leifheit AG	44,011	801,459
# *	Medios AG	10,185	193,046
	MLP SE	335,184	2,921,793
#	Multitude AG	1,042	7,495
#	Mutares SE & Co. KGaA	20,493	791,959
#	Nagarro SE	48,934	4,112,559
#	Nemetschek SE	117,928	10,303,882
*	Nordex SE	471,541	18,878,808
#	Norma Group SE	89,231	1,553,177
#	Patrizia SE	293,577	2,971,065
	Pfeiffer Vacuum Technology AG	3,286	639,146
#	PNE AG	2,887	33,866

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	ProCredit Holding AG	9,266	$93,345
#	Puma SE (PUM GR)	375,535	9,599,438
*	PVA TePla AG	105,701	3,318,995
	PWO AG	8,558	272,994
*	q.beyond AG	293,921	281,406
*	R Stahl AG	11,722	203,040
	Rational AG	14,093	11,292,950
#	RENK Group AG	223,205	14,370,358
#	RTL Group SA	151,882	6,622,025
	SAF-Holland SE	234,830	4,720,849
#	Salzgitter AG	125,542	6,736,738
	Schaeffler AG	483,545	5,702,978
	Schloss Wachenheim AG	6,929	117,157
	Schott Pharma AG & Co. KGaA	46,364	788,588
Ω	Scout24 SE	104,817	10,435,704
#	Secunet Security Networks AG	7,571	2,126,851
*	SGL Carbon SE	54,090	262,782
#	Siltronic AG	53,434	3,317,641
#	Sixt SE	64,774	5,075,783
# *	SMA Solar Technology AG	34,951	1,520,473
	Stabilus SE	113,199	2,598,690
	STRATEC SE	22,485	595,754
#	Stroeer SE & Co. KGaA	193,372	7,731,272
#	Suedzucker AG	377,566	4,322,745
	Surteco Group SE	44,153	677,408
#	SUSS MicroTec SE	143,891	8,463,508
#	Symrise AG	257,635	21,689,532
#	TAG Immobilien AG	1,204,980	20,442,895
	Takkt AG	123,118	526,457
# * Ω	TeamViewer SE	455,495	3,045,592
	Technotrans SE	36,431	1,433,540
	thyssenkrupp AG	2,543,046	33,900,645
*	Tkms AG& Co. KGaA	113,179	13,226,974
*	TUI AG	2,283,309	24,344,681
	United Internet AG	435,652	14,173,035
# *	Verbio SE	100,018	2,953,402
#	Vossloh AG	68,864	6,592,315
#	Wacker Chemie AG	70,048	5,688,777
	Wacker Neuson SE	207,598	4,741,291
	Washtec AG	72,499	4,132,660
	Wuestenrot & Wuerttembergische AG	145,171	2,584,028
# * Ω	Zalando SE	672,832	19,347,527
	Zeal Network SE	9,703	558,533
TOTAL GERMANY			906,173,717
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0
		Shares	Value»
IRELAND — (0.6%)
	Cairn Homes PLC	2,629,336	$6,497,488
	FBD Holdings PLC (FBD ID)	17,353	331,927
	FBD Holdings PLC (FBH LN)	125,459	2,409,147
	Glanbia PLC (GLB ID)	298,453	5,751,466
	Glanbia PLC (GLB LN)	700,613	13,425,576
* Ω	Glenveagh Properties PLC	1,567,836	3,635,191
	Irish Continental Group PLC (IR5B ID)	825,575	6,262,572
	Kerry Group PLC (KYGA ID), Class A	9,190	816,917
*	Permanent TSB Group Holdings PLC	273,432	1,011,318
TOTAL IRELAND			40,141,602
ISRAEL — (2.1%)
	Ackerstein Group Ltd.	11,738	29,855
*	Adgar Investment & Development Ltd.	62,908	95,867
	Afcon Holdings Ltd.	3,064	318,454
*	AFI Properties Ltd.	83,530	6,411,637
	Africa Israel Residences Ltd.	20,736	1,942,326
*	Allot Ltd.	94,066	965,798
	Alrov Properties & Lodgings Ltd.	49,832	4,140,930
	Altshuler Shaham Finance Ltd.	58,136	117,094
	Analyst IMS Investment Management Services Ltd.	5,624	283,717
	Arad Ltd.	32,408	544,452
*	Argo Properties NV	14,482	585,849
	Ari Real Estate Arena Investment Ltd.	8,453	11,810
	Aryt Industries Ltd.	18,534	369,269
*	Ashdod Refinery Ltd.	28,488	588,717
	AudioCodes Ltd. (AUDC IT)	23,892	198,623
	AudioCodes Ltd. (AUDC US)	2,946	24,599
	Automatic Bank Services Ltd.	19,339	144,708
*	Avgol Industries 1953 Ltd.	358,677	150,230

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ayalon Holdings Ltd.	5,504	$166,553
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,245,020
*	Bet Shemesh Engines Holdings 1997 Ltd.	20,819	5,258,115
	Blue Square Real Estate Ltd.	36,303	5,297,533
	Carasso Motors Ltd.	137,415	1,647,690
	Carasso Real Estate Ltd.	4,065	44,413
	Castro Model Ltd.	368	16,591
	Cellcom Israel Ltd. (CEL IT)	364,828	4,332,088
# *	Ceragon Networks Ltd.	266,244	612,361
*	Cielo-Blu Group Ltd.	40,237	41,302
*	Compugen Ltd.	25,620	49,041
	Danel Adir Yeoshua Ltd.	24,067	3,667,009
	Danya Cebus Ltd.	8,654	404,566
#	Delek Automotive Systems Ltd.	83,021	619,944
	Delta Galil Ltd.	65,527	3,563,558
#	Direct Finance of Direct Group 2006 Ltd.	1,854	325,675
	Dor Alon Energy in Israel 1988 Ltd.	10,173	542,624
*	Doral Group Renewable Energy Resources Ltd.	58,564	819,261
#	Duniec Brothers Ltd.	1,297	113,337
	Electra Consumer Products 1970 Ltd.	60,700	1,943,082
# *	Ellomay Capital Ltd.	1,257	33,787
*	Equital Ltd.	99,225	4,644,020
	FMS Enterprises Migun Ltd.	19,186	1,656,314
	Formula Systems 1985 Ltd. (FORTY IT)	18,684	2,981,863
	Fox Wizel Ltd.	34,368	3,469,757
*	Gilat Satellite Networks Ltd.	207,925	4,030,045
# *	Hagag Group Real Estate Development	35,259	283,897
	Hilan Ltd.	2,884	230,109
	IDI Insurance Co. Ltd.	37,805	2,969,298
		Shares	Value»
ISRAEL — (Continued)
*	IES Holdings Ltd.	2,040	$286,564
	Ilex Medical Ltd.	2,744	55,988
#	Inrom Construction Industries Ltd.	431,493	2,809,156
	Isracard Ltd.	449,803	2,133,588
	Israel Canada TR Ltd.	129,481	730,627
#	Israel Shipyards Industries Ltd.	1,664	95,144
	Isras Investment Co. Ltd.	6,883	2,177,405
	Issta Ltd.	23,864	852,289
	Kamada Ltd. (KMDA IT)	203,071	1,706,859
	Kardan Real Estate Enterprise & Development Ltd.	61,338	120,178
	Kerur Holdings Ltd.	32,360	969,904
	Klil Industries Ltd.	2,761	174,598
#	Kvutzat Acro Ltd.	39,149	546,450
	Lahav L.R. Real Estate Ltd.	16,215	49,906
	Land Development Nimrodi Group Ltd.	90,835	1,088,376
	Lapidoth Capital Ltd.	3,877	121,934
#	Libra Insurance Co. Ltd.	13,098	76,403
	M Yochananof & Sons Ltd.	11,123	1,325,113
#	Magic Software Enterprises Ltd. (MGIC IT)	134,709	3,510,113
#	Magic Software Enterprises Ltd. (MGIC US)	1,403	36,043
*	Malam - Team Ltd.	12,690	537,896
	Max Stock Ltd.	135,629	1,224,150
# *	Maytronics Ltd.	55,776	65,345
	Mediterranean Towers Ltd.	379,849	1,887,841
	Mega Or Holdings Ltd.	41,591	4,525,745
	Meitav Investment House Ltd.	194,223	7,563,428
	MENIF - Financial Services Ltd.	7,186	57,901
# *	Meshek Energy Renewable Energies Ltd.	83,667	289,616
#	Meshulam Levinstein Contracting & Engineering Ltd.	780	157,355
#	Mivtach Shamir Holdings Ltd.	31,365	4,149,213
#	Nawi Group Ltd.	73,059	1,294,105

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Nayax Ltd.	1,200	$67,368
	Neto Malinda Trading Ltd.	15,383	886,151
# *	Neto ME Holdings Ltd.	4,559	392,453
	Oil Refineries Ltd.	9,143,495	3,006,732
*	OY Nofar Energy Ltd.	3,840	191,798
	Palram Industries 1990 Ltd.	11,715	213,871
	Partner Communications Co. Ltd.	161,595	1,963,573
	Paz Retail & Energy Ltd.	11,460	2,804,543
*	Perion Network Ltd.	41,065	355,788
#	Plasson Industries Ltd.	19,120	1,059,260
#	Prashkovsky Investments & Construction Ltd.	29,073	1,467,798
# *	Priortech Ltd.	22,308	1,863,482
	Qualitau Ltd.	4,157	898,936
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	5,416,995
*	Rani Zim Shopping Centers Ltd.	26,927	42,309
	Retailors Ltd.	23,090	329,532
	Scope Metals Group Ltd.	45,767	2,704,725
*	Shikun & Binui Soltec Renewable Energy	82,487	90,628
	Summit Real Estate Holdings Ltd.	215,637	4,387,673
	Suny Cellular Communication Ltd.	187,376	98,243
#	Tadiran Group Ltd.	14,575	722,483
Ω	Tamar Petroleum Ltd.	86,654	953,281
	Telsys Ltd.	2,670	196,899
*	Tera Light Ltd.	45,638	225,107
	Tiv Taam Holdings 1 Ltd.	70,031	251,904
*	Veridis Environment Ltd.	6,514	75,220
	Victory Supermarket Chain Ltd.	5,034	89,661
	YD More Investments Ltd.	45,552	705,356
TOTAL ISRAEL			142,013,790
		Shares	Value»
ITALY — (8.4%)
	A2A SpA	8,218,896	$24,794,746
*	Abitare In SpA	1,909	6,512
	ACEA SpA	245,241	6,835,428
	Amplifon SpA	186,970	3,014,453
# *	Aquafil SpA	13,759	23,397
	Ariston Holding NV	26,863	151,499
	Arnoldo Mondadori Editore SpA	992,688	2,509,408
	Ascopiave SpA	432,784	1,726,289
	Azimut Holding SpA	552,386	23,334,941
	Banca Generali SpA	331,041	22,305,559
	Banca IFIS SpA	172,132	5,605,348
#	Banca Profilo SpA	899,152	190,722
* Ω	Banca Sistema SpA	289,563	547,535
#	Banco di Desio e della Brianza SpA	244,337	2,702,022
* Ω	BFF Bank SpA	949,554	9,105,449
#	Biesse SpA	15,436	114,069
	Brembo NV	564,136	6,786,182
#	Brunello Cucinelli SpA	190,261	18,235,419
	Buzzi SpA	441,099	25,108,090
*	Cairo Communication SpA	349,136	1,161,305
	Cembre SpA	12,101	999,162
	Cementir Holding NV	344,436	7,744,620
*	CIR SpA-Compagnie Industriali	2,713,555	2,249,165
	Credito Emiliano SpA	494,654	9,098,207
	d'Amico International Shipping SA	252,474	1,783,289
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	6,589,160
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	7,679,588
	Datalogic SpA	46,326	228,249
#	Davide Campari-Milano NV	1,127,310	8,034,564
	De' Longhi SpA	93,048	4,113,390
# *	Digital Bros SpA	22,930	352,847
* Ω	doValue SpA	170,298	529,242
	Emak SpA	277,520	310,243
Ω	Enav SpA	812,628	4,690,117
	Equita Group SpA	3,322	24,307
#	ERG SpA	202,488	5,389,003
	Esprinet SpA	164,535	1,210,899
	Fiera Milano SpA	42,282	348,886
	Fila SpA	94,996	1,031,751
*	Fincantieri SpA	365,210	6,932,270
# * ††	Finmatica SpA	5,960	0
#	FNM SpA	940,435	552,938
	Gefran SpA	35,925	462,901

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
# *	Geox SpA	150,451	$51,982
#	GPI SpA	24,149	516,013
# * Ω	GVS SpA	27,339	134,529
	Hera SpA	4,283,801	21,199,262
	IMMSI SpA	997,787	630,638
	Industrie De Nora SpA	14,852	134,019
# Ω	Infrastrutture Wireless Italiane SpA	299,259	2,645,647
	Intercos SpA	57,117	864,338
	Interpump Group SpA	21,462	1,245,119
	Iren SpA	3,483,285	11,149,445
	Italgas SpA	2,853,412	34,281,403
	Italmobiliare SpA	79,015	2,609,089
	Iveco Group NV	796,858	17,824,667
	Lottomatica Group SpA	679,130	16,705,320
	LU-VE SpA	6,324	301,037
	Maire SpA	956,295	16,708,718
# * ††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	37,510	398,445
	MFE-MediaForEurope NV, Class A	590,200	2,168,739
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,347,245
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	1,523,686
	Moltiply Group SpA	126,668	5,233,013
*	NewPrinces SpA	24,519	570,766
# Ω	Nexi SpA	2,382,257	10,170,958
	Orsero SpA	44,592	1,031,473
Ω	OVS SpA	1,174,566	6,639,039
#	Pharmanutra SpA	9,710	727,016
* Ω	Philogen SpA	4,854	121,036
#	Piaggio & C SpA	794,675	1,643,443
Ω	Pirelli & C SpA	1,699,980	12,801,205
Ω	RAI Way SpA	505,631	3,428,538
	Recordati Industria Chimica e Farmaceutica SpA	176,789	9,740,954
	Reply SpA	123,280	16,162,376
*	Revo SpA	6,386	169,337
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	967,321
	Sabaf SpA	50,590	828,297
*	Safilo Group SpA	459,303	1,164,205
#	Saipem SpA	6,394,526	23,616,617
*	Salvatore Ferragamo SpA	63,613	501,128
#	Sanlorenzo SpA	30,051	1,151,437
		Shares	Value»
ITALY — (Continued)
# *	Seco SpA	21,231	$79,037
# *	Seri Industrial SpA	3,574	10,014
#	Sesa SpA	52,658	5,585,848
	Sogefi SpA	312,879	1,191,774
	SOL SpA	219,864	11,837,170
#	Tamburi Investment Partners SpA	790,266	8,946,498
Ω	Technogym SpA	756,838	15,804,967
*	Telecom Italia SpA (TIT IM)	54,260,839	36,806,911
*	Telecom Italia SpA (TITR IM)	9,071,719	7,203,175
*	TREVI - Finanziaria Industriale SpA	405,238	336,318
#	TXT e-solutions SpA	6,868	232,097
	Unipol Assicurazioni SpA	916,180	20,404,942
	Webuild SpA	2,514,269	10,413,870
#	Wiit SpA	20,014	619,882
#	Zignago Vetro SpA	10,003	89,847
TOTAL ITALY			575,283,021
JAPAN — (0.0%)
* ††	Bourbon Corp. SA	28,851	0
NETHERLANDS — (4.8%)
	Aalberts NV	623,215	23,930,541
	Acomo NV	62,216	1,834,984
	Aegon Ltd. (AEG US)	85,227	663,918
	Aegon Ltd. (AGN NA)	672,460	5,281,821
# *	AFC Ajax NV	13,955	156,339
#	Akzo Nobel NV	411,662	28,839,899
	Allfunds Group PLC	1,312,909	12,723,499
	AMG Critical Materials NV	104,457	4,468,645
#	Aperam SA	188,310	8,102,680
#	Arcadis NV	455,920	20,475,422
* Ω	Basic-Fit NV	189,747	7,233,384
	BE Semiconductor Industries NV	132,498	25,789,849
#	Brunel International NV	97,045	861,161
	Corbion NV	303,749	7,295,833
Ω	CTP NV	295,054	6,432,379
# *	Fastned BV	409	10,644
*	Flow Traders Ltd.	156,049	5,076,666
	ForFarmers NV	122,591	810,726
#	Fugro NV	327,251	4,522,156
	Havas NV	17,311	357,679
#	IMCD NV	213,114	19,920,281
# *	InPost SA	658,695	10,324,258
#	Kendrion NV	47,563	837,850
	Koninklijke BAM Groep NV	1,911,457	20,046,788

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Heijmans NV	154,593	$12,596,290
	Koninklijke Vopak NV	381,357	19,033,126
*	Magnum Ice Cream Co. NV MICC NA	49,204	874,509
*	Magnum Ice Cream Co. NV MICC US	9,638	171,074
	Nedap NV	33,400	3,447,520
# *	Pharming Group NV	2,753,627	5,614,062
	PostNL NV	572,934	802,304
#	Randstad NV	539,495	19,306,652
	SBM Offshore NV	613,536	22,038,358
Ω	Signify NV	438,891	9,317,457
#	Sligro Food Group NV	58,607	789,568
	TKH Group NV	219,835	9,647,367
*	TomTom NV	244,347	1,835,901
	Van Lanschot Kempen NV	158,421	9,606,504
TOTAL NETHERLANDS			331,078,094
NORWAY — (1.4%)
	2020 Bulkers Ltd.	97,040	1,441,131
	ABG Sundal Collier Holding ASA	1,828,593	1,538,720
	Akastor ASA	535,129	744,365
# *	Aker BioMarine ASA	18,649	187,316
	Aker Solutions ASA	197,950	723,320
	Archer Ltd.	163,673	431,555
*	ArcticZymes Technologies ASA	35,915	82,058
	Arendals Fossekompani ASA	1,452	23,335
	Atea ASA	360,236	5,764,816
	Austevoll Seafood ASA	33,785	324,777
# *	Axactor ASA	395,887	343,661
	B2 Impact ASA	1,080,438	2,331,129
	Bluenord ASA	46,986	2,196,175
	Bonheur ASA	137,587	3,601,668
	Borregaard ASA	108,223	2,177,922
	Bouvet ASA	127,415	769,839
*	BW Energy Ltd.	19,173	92,426
	BW Offshore Ltd.	454,614	2,215,371
*	Cadeler AS (CADLR NO)	45,526	271,010
*	Cloudberry Clean Energy ASA	167,520	215,283
	DNO ASA	1,731,454	2,940,990
Ω	Elkem ASA	1,052,204	3,125,729
*	Elliptic Laboratories ASA	40,897	20,658
Ω	Elmera Group ASA	282,468	1,179,461
	Elopak ASA	194,199	1,009,309
		Shares	Value»
NORWAY — (Continued)
*	Ensurge Micropower ASA	363,935	$32,148
Ω	Europris ASA	1,007,539	9,256,158
# *	FLEX LNG Ltd. (FLNG NO)	134,726	3,597,200
#	FLEX LNG Ltd. (FLNG US)	5,649	150,828
*	Grieg Seafood ASA	195,921	1,517,021
# *	Hexagon Composites ASA	311,336	251,020
	Himalaya Shipping Ltd. HSHP NO	5,431	58,425
	Himalaya Shipping Ltd. HSHP US	3,536	38,401
	Hoegh Autoliners ASA	98,132	1,093,474
Ω	Kid ASA	78,809	1,019,843
#	Kitron ASA	898,370	7,721,833
Ω	Klaveness Combination Carriers ASA	66,520	610,974
*	Kongsberg Automotive ASA	3,011,978	675,424
*	LINK Mobility Group Holding ASA	723,491	2,522,900
	Magnora ASA	120,365	261,580
	Medistim ASA	1,199	27,861
	MPC Container Ships ASA	822,229	1,593,499
Ω	Multiconsult ASA	6,989	123,396
# *	NEL ASA	196,447	44,815
	Norbit ASA	81,455	1,565,557
	Norconsult Norge AS	60,377	284,723
*	Nordic Mining ASA	71,130	88,017
* Ω	Norske Skog ASA	6,059	11,742
*	Northern Ocean Ltd.	63,725	60,628
	Norwegian Air Shuttle ASA	842,208	1,421,617
*	NRC Group ASA	31,346	29,788
	Odfjell Drilling Ltd.	155,270	1,545,476
	Odfjell SE, Class A	129,774	1,830,743
	Odfjell Technology Ltd.	107,420	655,894
*	OKEA ASA	32,193	78,478
Ω	Okeanis Eco Tankers Corp.	44,427	1,791,626
*	Otello Corp. ASA	144,376	273,570
	Panoro Energy ASA	332,889	762,750
	Paratus Energy Services Ltd.	41,804	203,118
	Pareto Bank ASA	75,355	633,336
	Pexip Holding ASA	187,693	1,503,525
*	PhotoCure ASA	97,674	699,891
* Ω	poLight ASA	51,946	35,073
	Public Property Invest AS	12,136	30,087
	Rana Gruber ASA	98,940	798,097

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Reach Subsea ASA	19,435	$14,983
# *	Salmon Evolution ASA	482,160	245,482
	SATS ASA	264,783	1,103,597
* Ω	Scatec ASA	518,802	6,197,853
*	Sea1 offshore, Inc.	51,776	134,250
	SED Energy Holdings PLC	13,592	11,804
	Selvaag Bolig ASA	207,216	746,099
# *	SmartCraft ASA	10,481	23,553
	Solstad Maritime Holding AS	291,056	660,135
	Solstad Offshore ASA	30,917	163,612
	Sparebanken More	4,408	50,147
	TGS ASA	322,664	3,400,985
*	Thor Medical ASA	228,264	115,490
	Veidekke ASA	228,874	4,217,822
	Zalaris ASA	3,463	32,188
*	Zaptec ASA	29,446	70,473
TOTAL NORWAY			95,841,033
PORTUGAL — (1.2%)
#	Altri SGPS SA	332,589	1,706,498
	Banco Comercial Portugues SA, Class R	28,739,623	31,107,824
	Corticeira Amorim SGPS SA	80,430	638,002
	CTT-Correios de Portugal SA	429,193	3,453,105
	Galp Energia SGPS SA	555,471	11,052,556
	Ibersol SGPS SA	77,675	980,143
#	Mota-Engil SGPS SA	224,824	1,187,449
#	Navigator Co. SA	1,487,163	5,629,272
	NOS SGPS SA	868,310	4,513,888
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	9,320,534
	Semapa-Sociedade de Investimento e Gestao	18,962	502,968
	Sonae SGPS SA	5,742,005	12,049,816
*	Teixeira Duarte SA	278,221	158,071
TOTAL PORTUGAL			82,300,126
SPAIN — (5.1%)
#	Acciona SA	110,881	23,830,074
	Acerinox SA	675,799	10,038,758
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	2,351	66,753
	Alantra Partners SA	44,864	486,979
	Almirall SA	395,422	5,919,213
		Shares	Value»
SPAIN — (Continued)
*	Amper SA	7,984,073	$1,798,599
#	Atresmedia Corp. de Medios de Comunicacion SA	266,373	1,657,585
#	Audax Renovables SA	252,705	394,371
#	Azkoyen SA	67,253	696,052
	Bankinter SA	2,108,178	35,986,540
	CIE Automotive SA	342,627	11,671,698
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	6,916,437
	Corp. ACCIONA Energias Renovables SA	69,024	1,747,248
*	Distribuidora Internacional de Alimentacion SA	14,194	658,620
	Ebro Foods SA	401,533	8,751,470
*	eDreams ODIGEO SA	403,870	1,671,038
	Elecnor SA	194,344	6,194,683
	Enagas SA	1,020,450	16,799,826
# *	Ence Energia y Celulosa SA	596,521	1,570,787
*	Ercros SA	590,023	2,390,848
	Faes Farma SA	1,808,882	11,215,086
	Fluidra SA	405,339	11,790,628
Ω	Gestamp Automocion SA	693,014	2,484,691
Ω	Global Dominion Access SA	385,250	1,591,124
*	Grenergy Renovables SA	21,878	2,497,290
#	Grifols SA	732,085	9,366,324
	Grupo Empresarial San Jose SA	141,180	1,390,440
	Iberpapel Gestion SA (IBG SM)	45,155	1,124,680
#	Indra Sistemas SA	533,795	34,501,268
#	Laboratorio Reig Jofre SA	7,442	24,268
	Laboratorios Farmaceuticos Rovi SA	92,151	7,867,974
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,030,142
	Logista Integral SA	310,609	11,329,987
	Mapfre SA	3,120,990	14,280,823
	Melia Hotels International SA	408,090	3,640,992
	Miquel y Costas & Miquel SA	185,363	3,077,836
Ω	Neinor Homes SA	99,054	2,360,231

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
# *	Nueva Expresion Textil SA	66,369	$76,661
*	Obrascon Huarte Lain SA	1,894,465	804,894
# *	Oryzon Genomics SA	35,547	135,403
	Pharma Mar SA	60,597	5,669,265
	Prim SA	40,283	608,971
*	Promotora de Informaciones SA, Class A	879,152	358,912
# Ω	Prosegur Cash SA	778,516	591,690
*	Realia Business SA	1,559,506	1,890,953
#	Redeia Corp. SA	559,073	9,661,863
	Renta 4 Banco SA	442	9,918
	Sacyr SA	25,742	121,016
	Sacyr SA SCYR SM	2,059,437	9,690,869
*	Solaria Energia y Medio Ambiente SA	194,370	4,286,872
# * ††	Soltec Power Holdings SA	58,317	52,515
# * Ω	Talgo SA	325,549	1,131,813
*	Tecnicas Reunidas SA	197,950	7,495,289
#	Tubacex SA	614,854	2,512,087
*	Tubos Reunidos SA	83,289	29,342
Ω	Unicaja Banco SA	3,741,336	12,821,127
	Vidrala SA	135,699	14,176,916
	Viscofan SA	273,018	18,322,410
*	Vocento SA	121,275	92,808
TOTAL SPAIN			352,362,957
SWEDEN — (5.7%)
Ω	AcadeMedia AB	491,095	5,203,653
	AddLife AB, Class B	571,913	8,761,039
#	Addnode Group AB	593,826	5,707,230
	AFRY AB	442,049	7,014,427
Ω	Alimak Group AB	375,399	5,747,927
	Alleima AB	608,309	5,316,462
	Alligo AB, Class B	165,054	2,347,600
Ω	Ambea AB	367,624	5,606,081
*	Annehem Fastigheter AB, Class B	214,348	394,461
	AQ Group AB	130,190	2,865,612
	Arjo AB, Class B	933,688	2,798,984
	Atrium Ljungberg AB, Class B	182,809	692,392
Ω	Attendo AB	478,828	4,779,900
	Beijer Alma AB	296,567	8,813,258
	Bergman & Beving AB	200,531	6,238,672
	Betsson AB, Class B	432,947	5,083,485
# *	Better Collective AS	97,158	1,158,644
*	BHG Group AB	412,330	1,420,330
		Shares	Value»
SWEDEN — (Continued)
*	BICO Group AB	6,939	$13,434
	Bilia AB, Class A	514,700	7,292,965
	Billerud Aktiebolag	212,690	1,719,832
	BioGaia AB, Class B	72,686	894,020
*	BioInvent International AB	39,440	130,764
#	Bjorn Borg AB	13,009	85,615
*	Bonava AB, Class B	1,376,013	2,015,398
# * Ω	BoneSupport Holding AB	53,840	1,118,007
# * Ω	Boozt AB	83,460	847,568
Ω	Bravida Holding AB	938,798	9,249,112
#	Bufab AB	1,073,880	11,887,122
	Bulten AB	65,387	364,725
	Bure Equity AB	208,016	5,136,202
	Byggmax Group AB	317,424	2,015,005
*	Carasent AB	7,912	22,928
	Catella AB	107,245	328,201
*	Cavotec Group AB	44,730	73,828
#	Cellavision AB	56,912	940,695
#	Cibus Nordic Real Estate AB publ	200,692	3,478,799
# *	Cint Group AB	74,205	24,104
	Clas Ohlson AB, Class B	260,229	8,910,442
	Cloetta AB, Class B	1,091,570	5,339,245
*	Coffee Stain Group AB, Class B	38,627	80,398
	Coinshares International Ltd.	4,502	49,416
# Ω	Coor Service Management Holding AB	317,524	1,883,566
#	Corem Property Group AB (COREB SS), Class B	2,061,800	954,453
	Corem Property Group AB (CORED SS), Class D	460	12,355
	CTT Systems AB	10,788	197,891
	Dios Fastigheter AB	680,078	4,925,395
Ω	Dometic Group AB	636,712	2,740,301
	Duni AB	4,578	53,844
* Ω	Dustin Group AB	360,322	70,161
*	Dynavox Group AB	103,226	1,009,872
	Eastnine AB	505,684	2,827,737
	Elanders AB, Class B	58,746	391,605
*	Electrolux AB, Class B	485,989	3,925,623
	Electrolux Professional AB, Class B	718,459	4,950,472
	Elekta AB, Class B	1,064,712	6,844,183
*	Eltel AB	129,635	130,881

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
# *	Embracer Group AB	119,075	$652,234
*	Enea AB	53,941	405,445
#	Engcon AB	62,429	560,040
	Ependion AB	100,183	1,196,311
	Ework Group AB	46,094	492,765
	Fagerhult Group AB	323,685	1,364,590
*	Fasadgruppen Group AB	15,190	45,687
*	Fastighets AB Trianon	20,413	44,831
*	Fastighetsbolaget Emilshus AB, Class B	17,064	101,752
	FastPartner AB (FPARA SS), Class A	96,447	495,914
	FastPartner AB (FPARD SS), Class D	35	295
	Fenix Outdoor International AG	17,626	1,037,912
	G5 Entertainment AB	5,544	58,530
	Granges AB	803,061	13,475,658
*	Gruvaktiebolaget Viscaria	33,871	76,983
	Hanza AB	140,095	2,189,066
#	Heba Fastighets AB, Class B	343,323	1,161,822
	Hemnet Group AB	60,633	966,872
# *	Hexatronic Group AB	227,616	598,796
*	HMS Networks AB	9,565	431,180
Ω	Hoist Finance AB	292,360	4,112,595
	Humana AB	111,595	595,438
*	Humble Group AB	99,452	88,861
	Instalco AB	628,114	1,791,601
# *	International Petroleum Corp. (IPCO SS)	481,608	10,066,256
*	Intrum AB	17,770	88,876
	INVISIO AB	58,370	1,708,000
	Inwido AB	449,118	7,730,348
	JM AB	364,135	5,603,480
*	John Mattson Fastighetsforetagen AB	1,538	11,407
*	Karnell Group AB	9,749	67,612
*	Karnov Group AB	71,773	788,611
# *	K-fast Holding AB	18,519	25,431
*	Klarabo Sverige AB, Class B	22,416	37,497
	KNOW IT AB	124,453	1,629,685
	Lime Technologies AB	29,648	846,256
#	Lindab International AB	565,453	11,887,088
		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	12,954	$537,542
# *	Maha Capital AB	40,455	57,237
*	Medcap AB	22,514	1,242,545
#	MEKO AB	141,522	1,124,905
	MIPS AB	23,099	718,981
*	Modern Times Group MTG AB, Class B	437,155	5,103,100
	Momentum Group AB	184,563	2,725,289
*	Morrow Bank AB	33,724	49,786
*	NCAB Group AB	553,126	2,875,576
	NCC AB, Class B	489,246	12,527,999
	Nederman Holding AB	51,502	831,784
	Nelly Group AB	12,312	185,308
*	Net Insight AB, Class B	1,416,278	346,004
#	New Wave Group AB, Class B	644,123	7,723,638
	Nivika Fastigheter AB, Class B	10,217	50,541
# *	Nobia AB	2,281,142	990,475
	Nolato AB, Class B	1,528,597	9,990,304
*	Norion Bank AB	306,679	2,336,097
	Note AB	87,168	1,621,444
#	NP3 Fastigheter AB	157,465	4,673,305
#	Nyfosa AB	1,067,086	8,482,974
	OEM International AB, Class B	364,463	5,205,256
# *	Orron Energy AB	740,174	442,010
	Peab AB, Class B	531,372	5,310,908
	Platzer Fastigheter Holding AB, Class B	324,822	2,705,960
	Prevas AB, Class B	20,231	211,625
*	Pricer AB, Class B	308,181	140,473
	Proact IT Group AB	206,921	2,368,314
	Ratos AB, Class B	1,178,695	5,038,065
	RaySearch Laboratories AB	159,055	3,397,539
	Rejlers AB	6,770	138,591
*	Rottneros AB	532,673	140,182
	Rusta AB	26,860	246,944
	Rvrc Holding AB	208,920	1,605,188
# *	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,546,969	1,402,652
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	54,283	66,123
	Scandi Standard AB	360,822	4,376,136
Ω	Scandic Hotels Group AB	920,206	9,195,388
# *	Sdiptech AB, Class B	81,759	1,566,039
*	Sedana Medical AB	35,048	39,428

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Sensys Gatso Group AB	29,979	$130,292
* Ω	Sinch AB	1,655,805	4,961,477
*	Sivers Semiconductors AB	68,258	25,694
	SkiStar AB	305,022	5,741,811
	Solid Forsakring AB	89,141	921,693
*	Stendorren Fastigheter AB	6,035	132,685
	Stenhus Fastigheter I Norden AB	13,110	16,628
*	Stillfront Group AB	1,591,534	984,638
	Storskogen Group AB, Class B	4,860,197	5,900,764
	Svedbergs Group AB	8,653	64,221
	Synsam AB	141,363	1,039,675
	Systemair AB	430,484	4,190,200
	TF Bank AB	29,035	560,128
	Troax Group AB	214,543	3,500,219
	Truecaller AB, Class B	660,546	1,143,796
	VBG Group AB, Class B	67,198	2,903,847
*	Vestum AB	62,611	56,774
*	Vimian Group AB	6,674	20,010
	Vitec Software Group AB, Class B	93,866	2,635,764
	Vitrolife AB	118,778	1,548,310
	Volati AB	17,585	187,979
TOTAL SWEDEN			389,780,306
SWITZERLAND — (17.9%)
	Accelleron Industries AG (ACLN SW)	375,185	35,937,833
	Adecco Group AG	657,967	19,335,278
	Allreal Holding AG	110,728	32,389,356
	ALSO Holding AG	31,533	8,126,132
*	ams-OSRAM AG	304,767	3,171,025
	APG SGA SA	8,077	2,204,121
	Arbonia AG	252,050	1,646,920
*	Aryzta AG	88,583	6,279,181
	Ascom Holding AG	125,288	869,001
	Autoneum Holding AG	22,372	3,659,121
	Avolta AG	431,730	26,431,138
#	Bachem Holding AG	6,898	625,289
	Banque Cantonale de Geneve	101,770	3,660,397
	Banque Cantonale du Jura SA	3,848	368,384
#	Banque Cantonale Vaudoise	104,812	14,184,220
#	Barry Callebaut AG	2,551	4,500,007
		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica Ag Allschwil	9,979	$698,931
	Belimo Holding AG	52,851	57,807,199
	Bell Food Group AG	13,638	3,913,109
#	Bellevue Group AG	23,855	349,549
	Berner Kantonalbank AG	31,526	13,156,158
	BKW AG	88,043	16,645,527
	Bossard Holding AG, Class A	39,753	7,812,398
	Bucher Industries AG	45,417	21,069,136
	Burckhardt Compression Holding AG	14,686	10,153,114
	Burkhalter Holding AG	27,531	5,003,398
	Bystronic AG	7,308	2,550,524
#	Calida Holding AG	2,321	36,478
*	Carlo Gavazzi Holding AG	3,243	668,146
	Cembra Money Bank AG	161,550	20,651,255
	Cham Swiss Properties AG	25,234	822,958
*	Cicor Technologies Ltd.	14,675	2,334,956
	Cie Financiere Tradition SA, Class BR	10,201	3,886,136
#	Clariant AG	1,020,790	9,444,962
#	Coltene Holding AG	18,021	1,286,670
	COSMO Pharmaceuticals NV	20,432	3,063,673
	CPH Group AG	229	19,987
	Daetwyler Holding AG, Class BR	24,060	4,917,433
	DKSH Holding AG	193,753	14,216,064
# *	DocMorris AG	20,803	150,525
	dormakaba Holding AG	194,130	14,599,099
	EFG International AG	601,176	15,363,024
	Emmi AG	14,183	14,368,782
# *	Feintool International Holding AG	33,102	437,825
	Flughafen Zurich AG	114,334	35,509,988
#	Forbo Holding AG	6,528	7,709,465
	Fundamenta Real Estate AG	4,270	104,478
Ω	Galenica AG	265,647	33,205,228
# *	GAM Holding AG	105,763	17,769
	Georg Fischer AG	482,759	32,176,303

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
# *	Gurit Holding AG, Class BR	14,679	$391,116
#	Helvetia Baloise Holding AG	255,826	64,882,761
	Hiag Immobilien Holding AG	30,400	4,887,415
	Huber & Suhner AG	103,518	20,936,992
#	Hypothekarbank Lenzburg AG	6	31,499
	Implenia AG	88,228	8,449,419
	Inficon Holding AG	126,120	19,958,545
	Interroll Holding AG	4,298	10,350,113
	Intershop Holding AG	53,477	11,588,808
	Investis Holding SA	7,331	1,468,273
	Jungfraubahn Holding AG	20,143	7,937,744
	Kardex Holding AG	44,989	15,815,338
# *	Komax Holding AG	17,244	1,493,921
# *	Kudelski SA, Class BR	156,130	247,210
	Landis & Gyr Group AG	94,723	6,654,187
*	LEM Holding SA	3,234	1,181,598
	Liechtensteinische Landesbank AG	65,937	8,222,014
#	Logitech International SA (LOGI US)	39,405	3,382,525
	Luzerner Kantonalbank AG	113,127	14,411,965
Ω	Medacta Group SA	16,951	3,627,012
Ω	Medmix AG	69,171	1,022,650
	Meier Tobler Group AG	45,826	2,156,149
#	Metall Zug AG, Class B	963	1,005,364
	Mikron Holding AG	13,436	300,182
	Mobilezone Holding AG	293,515	5,352,286
	Mobimo Holding AG	61,314	30,876,782
* Ω	Montana Aerospace AG	24,896	1,074,558
	Naturenergie Holding AG	84,245	3,559,122
	Novavest Real Estate AG	1,614	84,151
	OC Oerlikon Corp. AG Pfaeffikon	545,750	2,503,179
	Orell Fuessli AG	5,028	780,787
# *	Orior AG	15,045	215,340
	Phoenix Mecano AG	4,038	2,313,366
	Plazza AG, Class A	7,288	4,127,155
* Ω	PolyPeptide Group AG	15,549	549,639
		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	294,218	$59,055,152
#	Rieter Holding AG	282,152	1,214,384
	Romande Energie Holding SA	68,991	3,817,762
	Schweiter Technologies AG	4,068	1,324,906
#	Schweizerische Nationalbank	23	107,792
	SFS Group AG	110,663	16,246,896
	Siegfried Holding AG	301,110	37,024,997
#	SIG Group AG	986,264	15,260,881
# *	Softwareone Holding AG SWON NO	240,261	2,478,111
	Softwareone Holding AG SWON SW	81,164	835,259
	Sonova Holding AG	25,653	7,020,797
	St. Galler Kantonalbank AG	16,805	12,916,260
#	Stadler Rail AG	133,101	3,410,031
	StarragTornos Group AG	225	8,829
	Sulzer AG	127,241	27,416,243
	Sunrise Communications AG, Class A	95,057	5,395,090
#	Swatch Group AG (UHR SW), Class BR	77,875	18,373,637
#	Swatch Group AG (UHRN SW)	67,333	3,190,129
	Swiss Prime Site AG	241,272	41,074,286
	Swissquote Group Holding SA	72,853	41,475,671
	Tecan Group AG	1,652	291,058
#	Temenos AG	281,663	24,891,641
	Thurgauer Kantonalbank	2,788	616,374
	TX Group AG	18,706	4,029,462
	Valiant Holding AG	97,848	19,642,373
Ω	VAT Group AG	28,962	18,728,750
	Vaudoise Assurances Holding SA	6,782	6,459,618
	Vetropack Holding AG	68,511	1,999,203
	Vontobel Holding AG	191,371	16,493,489
	VP Bank AG, Class A	17,991	1,962,969
	VZ Holding AG	81,039	15,884,550
#	V-ZUG Holding AG	9,878	509,129
	Walliser Kantonalbank	19,673	3,525,012
	Warteck Invest AG	117	297,922

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Ypsomed Holding AG	20,705	$8,194,320
	Zehnder Group AG	66,152	7,044,088
	Zug Estates Holding AG, Class B	1,242	3,742,548
	Zuger Kantonalbank, Class BR	711	8,638,544
TOTAL SWITZERLAND			1,219,974,978
UNITED STATES — (0.1%)
#	Qiagen NV	119,003	6,309,427
TOTAL COMMON STOCKS			6,288,324,326
PREFERRED STOCKS — (1.0%)
GERMANY — (1.0%)
	Draegerwerk AG & Co. KGaA, 2.296%	47,625	5,029,156
	Einhell Germany AG, 1.716%	1,331	138,724
#	FUCHS SE, 3.204%	425,341	18,386,159
	Jungheinrich AG, 2.208%	292,088	12,569,924
	Porsche Automobil Holding SE, 5.285%	467,510	20,002,628
	Sixt SE, 5.075%	101,360	6,390,733
	STO SE & Co. KGaA, 2.829%	14,183	1,988,246
	Villeroy & Boch AG, 5.099%	41,086	876,410
TOTAL GERMANY			65,381,980
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0
TOTAL INVESTMENT SECURITIES (Cost $3,732,903,103)			6,353,706,306

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.9%)
@ §	The DFA Short Term Investment Fund	40,962,282	$473,810,718
TOTAL INVESTMENTS — (100.0%)
(Cost $4,206,713,655)^^			$6,827,517,024

CPI	Consumer Price Index

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Continental Small Company Series
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $415,948,748 or 6.0% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$257,874,415	—	$257,874,415
Belgium	—	236,768,445	—	236,768,445
Denmark	—	431,316,007	—	431,316,007
Finland	$880,291	414,627,518	—	415,507,809
France	—	805,598,599	—	805,598,599
Germany	—	906,173,717	—	906,173,717
Ireland	—	40,141,602	—	40,141,602
Israel	673,003	141,340,787	—	142,013,790
Italy	2,168,739	573,114,282	—	575,283,021
Netherlands	1,709,501	329,368,593	—	331,078,094
Norway	189,229	95,651,804	—	95,841,033
Portugal	—	82,300,126	—	82,300,126
Spain	121,016	352,189,426	$52,515	352,362,957
Sweden	130,184	389,650,122	—	389,780,306
Switzerland	3,382,525	1,216,592,453	—	1,219,974,978
United States	—	6,309,427	—	6,309,427
Preferred Stocks
Germany	—	65,381,980	—	65,381,980
Rights/Warrants
Italy	—	—	—	—
Securities Lending Collateral	—	473,810,718	—	473,810,718
Total Investments in Securities	$9,254,488	$6,818,210,021	$52,515˂˃	$6,827,517,024

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
BRAZIL — (3.0%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,128,769
	Ambev SA (ABEV3 BZ)	162,900	459,658
	Axia Energia	804,990	8,316,433
	B3 SA - Brasil Bolsa Balcao	2,376,694	7,293,451
	Banco Bradesco SA (BBDC3 BZ)	247,906	862,978
	Banco BTG Pactual SA	495,906	5,649,055
	Banco do Brasil SA	1,124,309	5,387,881
	Banco Santander Brasil SA	1,979,328	13,660,005
#	BB Seguridade Participacoes SA	482,026	3,417,299
	Caixa Seguridade Participacoes SA	199,495	656,170
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	135,481	3,639,020
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	230,023	6,172,413
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	933,612
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	4,100,101
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	220,535
	CPFL Energia SA	173,333	1,694,877
	Embraer SA	148,600	2,737,498
	Embraer SA (ERJ US), Sponsored ADR	91,689	6,735,474
#	Energisa SA	332,333	3,221,188
*	Eneva SA	810,711	3,253,473
	Engie Brasil Energia SA	263,586	1,641,293
	Equatorial SA	873,086	6,788,595
	Gerdau SA, Sponsored ADR	506,948	2,164,668
*	JBS NV, BDR	183,420	2,869,406
	Klabin SA	1,010,631	3,679,386
		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	717,446	$6,596,782
	MBRF Global Foods Co. SA	245,248	870,036
	Motiva Infraestrutura de Mobilidade SA	794,987	2,531,753
	Neoenergia SA	223,442	1,375,616
	Petroleo Brasileiro SA - Petrobras	2,899,815	22,255,195
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	2,186,886
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	3,589,325
	Porto Seguro SA	177,474	1,694,227
*	PRIO SA	727,421	7,047,874
#	Raia Drogasil SA	920,661	4,286,009
Ω	Rede D'Or Sao Luiz SA	290,456	2,339,543
	Rumo SA	690,090	1,935,438
#	Smartfit Escola de Ginastica e Danca SA	55,800	234,746
	Suzano SA (SUZB3 BZ)	551,843	5,172,660
#	Telefonica Brasil SA (VIVT3 BZ)	545,310	3,873,201
	TIM SA	756,700	3,525,587
	TOTVS SA	281,444	2,383,537
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	3,321,755
	Vale SA (VALE US), Sponsored ADR	178,288	2,865,096
	Vale SA (VALE3 BZ)	2,062,628	33,047,505
	Vibra Energia SA	931,523	5,090,609
	WEG SA	577,111	5,671,594
TOTAL BRAZIL			222,578,212
CHILE — (0.6%)
	Banco de Chile (BCH US), ADR	125,942	5,494,862
	Banco de Credito e Inversiones SA	53,355	3,965,195
	Banco Itau Chile SA	28,570	777,662
	Banco Santander Chile (BSAC US), ADR	106,269	3,742,794

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAN CI)	5,495,021	$483,327
	Cencosud SA	1,201,417	4,020,268
	Cencosud Shopping SA	442,264	1,417,361
	Colbun SA	1,558,989	258,182
	Embotelladora Andina SA, ADR, Class B	8,199	257,613
	Empresas CMPC SA	1,023,177	1,533,944
	Empresas Copec SA	250,716	2,137,271
	Enel Americas SA (ENELAM CI)	7,846,188	740,736
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,137,488
	Falabella SA	319,372	2,478,812
	Latam Airlines Group SA LTM CI	72,621,167	2,356,413
#	Latam Airlines Group SA LTM US, ADR	36,447	2,398,577
	Parque Arauco SA	188,491	801,158
	Plaza SA	560,016	2,435,813
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	5,325,627
TOTAL CHILE			42,763,103
CHINA — (23.5%)
	360 Security Technology, Inc., Class A	119,700	208,979
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	536,310
	Accelink Technologies Co. Ltd., Class A	33,900	352,061
	ACM Research Shanghai, Inc., Class A	6,881	186,426
*	Addsino Co. Ltd., Class A	15,000	61,416
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	138,779
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	167,213
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	54,200	$185,217
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	188,916
	AECC Aviation Power Co. Ltd., Class A	79,700	531,369
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	65,900	222,363
	Agricultural Bank of China Ltd., Class H	12,844,000	8,979,456
	Aier Eye Hospital Group Co. Ltd., Class A	414,281	660,147
*	Air China Ltd., Class H	1,822,000	1,626,243
	Aisino Corp., Class A	136,900	197,702
* Ω	Akeso, Inc.	238,000	3,359,328
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	86,036,714
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	79,359,845
# *	Alibaba Health Information Technology Ltd.	1,986,000	1,647,163
	All Winner Technology Co. Ltd., Class A	16,200	106,967
*	Alpha Group, Class A	52,800	71,084
	Aluminum Corp. of China Ltd., Class H	4,888,000	8,534,792
*	Amlogic Shanghai Co. Ltd., Class A	18,181	229,595
	An Hui Wenergy Co. Ltd., Class A	135,218	157,870
	Andon Health Co. Ltd., Class A	28,200	168,782
	Angel Yeast Co. Ltd., Class A	49,800	299,788
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	172,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Conch Cement Co. Ltd., Class H	1,076,000	$3,412,338
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	429,705
	Anhui Heli Co. Ltd., Class A	64,900	203,571
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	64,300	505,860
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	163,993
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	197,562
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	98,700	187,349
	Anhui XDLK Microsystem Corp. Ltd., Class A	11,337	110,068
	Anhui Yingjia Distillery Co. Ltd., Class A	49,000	286,436
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	196,399
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	333,049
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	300,755
	Anjoy Foods Group Co. Ltd., Class A	19,800	254,278
	Anker Innovations Technology Co. Ltd., Class A	38,680	554,387
	ANTA Sports Products Ltd.	1,243,200	12,419,480
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	202,090
*	ApicHope Pharmaceutical Group Co. Ltd.	11,700	56,642
	APT Medical, Inc., Class A	8,179	273,012
	Arcsoft Corp. Ltd., Class A	11,355	83,353
		Shares	Value»
CHINA — (Continued)
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	$603,993
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	184,808
	Autel Intelligent Technology Corp. Ltd., Class A	46,871	235,836
	Autobio Diagnostics Co. Ltd., Class A	42,000	221,631
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	978,716
	Avicopter PLC, Class A	32,004	168,502
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	91,300	105,779
*	BAIC Foton Motor Co. Ltd., Class A	708,000	300,482
*	Baidu, Inc. (9888 HK), Class A	1,812,350	34,738,306
# *	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	351,089
	Baimtec Material Co. Ltd., Class A	17,580	168,488
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	651,043
	Bank of Beijing Co. Ltd., Class A	880,308	671,302
	Bank of Changsha Co. Ltd., Class A	328,284	460,984
	Bank of Chengdu Co. Ltd., Class A	338,750	785,894
	Bank of China Ltd., Class H	32,691,181	19,522,625
#	Bank of Communications Co. Ltd., Class H	5,191,515	4,459,983
	Bank of Guiyang Co. Ltd., Class A	242,623	202,798
	Bank of Hangzhou Co. Ltd., Class A	356,304	828,791
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	1,664,672
	Bank of Nanjing Co. Ltd., Class A	454,780	689,019
	Bank of Ningbo Co. Ltd., Class A	274,842	1,224,143

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	573,383	$762,293
	Bank of Suzhou Co. Ltd., Class A	341,360	404,327
	Bank of Xi'an Co. Ltd., Class A	287,500	155,173
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	193,555
	Baoji Titanium Industry Co. Ltd., Class A	29,300	160,679
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	883,208
	Baowu Magnesium Technology Co. Ltd., Class A	60,300	161,366
	Beibuwan Port Co. Ltd., Class A	161,100	226,603
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,400	68,441
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	39,600	94,538
	Beijing Balance Medical Technology Co. Ltd., Class A	3,636	55,967
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	167,719
*	Beijing Capital Development Co. Ltd., Class A	147,400	118,471
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	279,526
*	Beijing Compass Technology Development Co. Ltd., Class A	24,945	444,801
	Beijing Dabeinong Technology Group Co. Ltd., Class A	303,161	199,946
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	90,876
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	$169,815
	Beijing Enlight Media Co. Ltd., Class A	140,806	395,957
*	Beijing Highlander Digital Technology Co. Ltd., Class A	14,300	51,485
*	Beijing Hotgen Biotech Co. Ltd., Class A	3,656	76,478
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	248,929
	Beijing Jetsen Technology Co. Ltd., Class A	227,900	198,597
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	72,487
	Beijing Kingsoft Office Software, Inc., Class A	7,538	364,865
*	Beijing Leike Defense Technology Co. Ltd., Class A	43,400	83,098
	Beijing New Building Materials PLC, Class A	115,703	464,557
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	44,200	109,920
	Beijing Originwater Technology Co. Ltd., Class A	97,674	56,647
*	Beijing Relpow Technology Co. Ltd., Class A	13,600	56,212
	Beijing Roborock Technology Co. Ltd., Class A	13,472	276,372
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	91,724
	Beijing Shougang Co. Ltd., Class A	373,100	302,705
	Beijing Sifang Automation Co. Ltd., Class A	46,600	250,294

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	$244,712
	Beijing Teamsun Technology Co. Ltd., Class A	57,000	171,478
	Beijing Tiantan Biological Products Corp. Ltd., Class A	143,207	343,106
	Beijing Tong Ren Tang Co. Ltd., Class A	81,600	356,128
#	Beijing Tricolor Technology Co. Ltd., Class A	2,400	57,026
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	215,969
	Beijing United Information Technology Co. Ltd., Class A	55,486	215,910
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	27,480	166,266
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	322,166
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	132,767
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,927,700	1,350,476
*	BeOne Medicines Ltd., Class H	184,600	4,868,442
*	BeOne Medicines Ltd. (BGNE US), ADR	10,118	3,443,965
	Bestechnic Shanghai Co. Ltd., Class A	4,094	129,933
	Bethel Automotive Safety Systems Co. Ltd., Class A	33,940	252,111
	Betta Pharmaceuticals Co. Ltd., Class A	26,206	177,719
*	BGI Genomics Co. Ltd., Class A	25,900	188,526
*	Bilibili, Inc., Class Z	78,740	2,697,617
		Shares	Value»
CHINA — (Continued)
*	Biwin Storage Technology Co. Ltd., Class A	5,669	$151,358
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	22,238	143,469
#	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	42,315
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	145,580	488,199
	Bluestar Adisseo Co., Class A	80,300	110,813
	BOC International China Co. Ltd., Class A	114,700	224,335
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,478,344
*	Bohai Leasing Co. Ltd., Class A	526,300	336,817
	BrightGene Bio-Medical Technology Co. Ltd., Class A	12,217	82,179
	BTG Hotels Group Co. Ltd., Class A	100,100	247,788
#	BYD Co. Ltd., Class H	2,305,157	28,738,062
#	BYD Electronic International Co. Ltd.	55,500	236,974
	By-health Co. Ltd., Class A	115,300	202,159
	Caitong Securities Co. Ltd., Class A	214,590	287,451
*	Cambricon Technologies Corp. Ltd., Class A	5,468	989,548
	Canmax Technologies Co. Ltd., Class A	36,870	244,120
	Castech, Inc., Class A	21,000	212,664
	Cathay Biotech, Inc., Class A	16,902	141,414
	CCCC Design & Consulting Group Co. Ltd., Class A	149,400	159,383

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	221,400	$171,096
	CECEP Wind-Power Corp., Class A	536,160	238,419
	Central China Land Media Co. Ltd., Class A	65,400	120,269
*	CETC Chips Technology, Inc., Class A	38,100	119,540
	CETC Cyberspace Security Technology Co. Ltd., Class A	42,000	116,350
	CETC Digital Technology Co. Ltd., Class A	42,000	168,076
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	114,000
Ω	CGN Power Co. Ltd., Class H	6,616,000	2,758,706
	Changchun High-Tech Industry Group Co. Ltd., Class A	21,500	296,710
	Changchun UP Optotech Co. Ltd., Class A	6,800	53,153
	Changjiang Securities Co. Ltd., Class A	334,970	417,306
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,100	339,547
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	434,748
	Chengdu CORPRO Technology Co. Ltd., Class A	10,300	44,771
	Chengdu Hi-tech Development Co. Ltd., Class A	13,400	97,534
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	196,350
	Chengdu Wintrue Holding Co. Ltd., Class A	99,700	209,506
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$168,733
	Chengtun Mining Group Co. Ltd., Class A	250,400	569,467
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	223,872
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	682,965
	China Automotive Engineering Research Institute Co. Ltd., Class A	80,300	218,982
	China Baoan Group Co. Ltd., Class A	144,734	199,850
	China CITIC Bank Corp. Ltd., Class H	6,665,928	6,208,592
	China Coal Energy Co. Ltd., Class H	3,124,777	4,573,334
	China Coal Xinji Energy Co. Ltd., Class A	213,680	225,247
# * ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	43,217,047
	China CSSC Holdings Ltd., Class A	82,717	399,249
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	1,110,321
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,620,000	679,562
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	875,144
*	China Enterprise Co. Ltd., Class A	419,700	178,176
	China Everbright Bank Co. Ltd., Class H	2,744,000	1,143,743
*	China Express Airlines Co. Ltd., Class A	23,800	35,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Film Group Co. Ltd., Class A	63,500	$162,369
*	China First Heavy Industries Co. Ltd., Class A	283,100	208,643
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,060,765
	China Great Wall Securities Co. Ltd., Class A	177,100	250,806
*	China Greatwall Technology Group Co. Ltd., Class A	58,400	133,335
	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	244,453
	China Hongqiao Group Ltd.	3,607,000	16,497,232
Ω	China International Capital Corp. Ltd., Class H	1,808,000	4,900,004
	China Jushi Co. Ltd., Class A	302,698	930,449
	China Kings Resources Group Co. Ltd., Class A	48,020	136,666
	China Life Insurance Co. Ltd., Class H	2,686,000	11,953,337
	China Longyuan Power Group Corp. Ltd., Class H	2,330,000	2,116,647
	China Meheco Group Co. Ltd., Class A	146,171	228,721
	China Merchants Bank Co. Ltd., Class H	3,045,554	18,607,101
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	990,511
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	199,833
Ω	China Merchants Securities Co. Ltd., Class H	601,860	1,124,149
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	408,834
		Shares	Value»
CHINA — (Continued)
	China Minsheng Banking Corp. Ltd., Class H	5,761,100	$2,866,568
	China National Chemical Engineering Co. Ltd., Class A	283,200	362,635
	China National Gold Group Gold Jewellery Co. Ltd., Class A	81,687	172,163
	China National Medicines Corp. Ltd., Class A	59,200	247,632
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,267,416
*	China National Software & Service Co. Ltd., Class A	15,100	98,084
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	104,900	117,964
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	109,300	803,928
	China Overseas Land & Investment Ltd.	3,370,500	6,040,657
#	China Pacific Insurance Group Co. Ltd., Class H	2,737,600	13,788,842
	China Petroleum & Chemical Corp., Class H	19,492,800	13,415,039
	China Petroleum Engineering Corp., Class A	305,400	183,704
	China Railway Group Ltd., Class H	2,964,000	1,710,447
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	200,101
	China Railway Materials Co. Ltd., Class A	385,100	161,264
*	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	231,159

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	$142,163
	China Resources Beer Holdings Co. Ltd.	1,156,111	3,867,677
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	114,900	310,211
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	50,600	181,017
	China Resources Land Ltd.	3,260,666	12,769,374
	China Resources Microelectronics Ltd., Class A	34,190	313,622
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,789,669
	China Resources Power Holdings Co. Ltd.	1,598,517	3,641,137
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	103,064	416,935
	China Science Publishing & Media Ltd., Class A	29,000	87,744
	China Shenhua Energy Co. Ltd., Class H	2,505,000	13,782,775
	China South Publishing & Media Group Co. Ltd., Class A	191,690	304,470
*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,547,299
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	145,000	129,718
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	$52,245
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	111,253
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,273,549
	China Tianying, Inc., Class A	160,900	141,417
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	807,532
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,392,434
	China TransInfo Technology Co. Ltd., Class A	92,200	163,619
	China Tungsten & Hightech Materials Co. Ltd., Class A	63,700	441,786
	China Wafer Level CSP Co. Ltd., Class A	22,700	103,242
	China World Trade Center Co. Ltd., Class A	41,700	123,197
	China XD Electric Co. Ltd., Class A	247,800	515,932
	China Yangtze Power Co. Ltd., Class A	756,147	2,867,818
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	195,231
	China Zheshang Bank Co. Ltd., Class H	2,060,499	660,015
*	Chongqing Afari Technology Co. Ltd., Class A	104,500	159,261
	Chongqing Brewery Co. Ltd., Class A	27,100	203,126
	Chongqing Changan Automobile Co. Ltd., Class A	322,930	516,604

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	$189,388
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	39,500	75,452
	Chongqing Rural Commercial Bank Co. Ltd., Class H	554,000	413,589
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	136,200	176,818
	Chongqing Zhifei Biological Products Co. Ltd., Class A	104,579	261,474
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	164,164
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	176,936
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,455,233
	CIG Shanghai Co. Ltd., Class A	5,500	89,420
	CITIC Heavy Industries Co. Ltd., Class A	226,600	247,539
	CITIC Ltd.	3,238,000	5,174,907
	CITIC Securities Co. Ltd., Class H	1,280,300	4,791,264
	CMOC Group Ltd., Class H	3,870,966	10,879,598
	CNGR Advanced Material Co. Ltd., Class A	43,300	341,315
	CNOOC Energy Technology & Services Ltd., Class A	655,100	424,442
	COFCO Capital Holdings Co. Ltd., Class A	94,200	153,492
	COFCO Sugar Holding Co. Ltd., Class A	173,300	442,128
*	COL Group Co. Ltd., Class A	20,800	94,989
		Shares	Value»
CHINA — (Continued)
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	$11,954,087
	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,523,247
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	185,200	208,195
	CRRC Corp. Ltd., Class H	2,592,000	1,925,510
	Crystal Clear Electronic Material Co. Ltd., Class A	42,900	108,504
Ω	CSC Financial Co. Ltd., Class H	863,000	1,391,005
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	195,175
#	CSPC Pharmaceutical Group Ltd.	7,601,200	9,324,663
	CSSC Science & Technology Co. Ltd., Class A	95,700	158,088
	Dajin Heavy Industry Co. Ltd., Class A	32,200	284,973
	Daqin Railway Co. Ltd., Class A	577,460	417,184
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,800	261,370
	DBG Technology Co. Ltd., Class A	47,300	168,692
	Deppon Logistics Co. Ltd., Class A	61,400	166,567
	DHC Software Co. Ltd., Class A	118,900	165,768
	Digital China Group Co. Ltd., Class A	51,800	282,845
*	Digital China Information Service Group Co. Ltd., Class A	50,900	118,005
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	127,600
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	310,461
	Dongfang Electric Corp. Ltd., Class H	189,200	616,644

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfang Electronics Co. Ltd., Class A	58,600	$111,105
	DongFeng Automobile Co. Ltd., Class A	82,400	82,177
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	4,772	113,936
	Dongxing Securities Co. Ltd., Class A	154,418	308,761
	Double Medical Technology, Inc., Class A	15,800	116,321
*	Doushen Beijing Education & Technology, Inc., Class A	48,900	50,145
	Eaglerise Electric & Electronic China Co. Ltd., Class A	17,400	97,293
	East Money Information Co. Ltd., Class A	493,373	1,611,007
	Eastern Communications Co. Ltd., Class A	46,200	122,975
*	Easyhome New Retail Group Co. Ltd., Class A	512,000	228,798
	Ecovacs Robotics Co. Ltd., Class A	20,800	214,630
	Electric Connector Technology Co. Ltd., Class A	26,500	162,660
	ENN Energy Holdings Ltd.	405,800	3,493,427
	ENN Natural Gas Co. Ltd., Class A	170,300	477,972
	Eoptolink Technology, Inc. Ltd., Class A	14,140	850,786
	Espressif Systems Shanghai Co. Ltd., Class A	5,268	127,482
*	Estun Automation Co. Ltd., Class A	30,700	103,986
	Eve Energy Co. Ltd., Class A	65,605	601,898
Ω	Everbright Securities Co. Ltd., Class H	142,400	161,923
	EverProX Technologies Co. Ltd., Class A	8,500	197,041
	Explosive Co. Ltd., Class A	93,637	190,201
		Shares	Value»
CHINA — (Continued)
	Fangda Carbon New Material Co. Ltd., Class A	216,840	$178,827
	Fangda Special Steel Technology Co. Ltd., Class A	177,500	165,181
*	Far East Smarter Energy Co. Ltd., Class A	119,400	207,361
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	156,430
	FAW Jiefang Group Co. Ltd., Class A	126,700	126,147
	Feilong Auto Components Co. Ltd., Class A	33,100	138,895
	Ferrotec Anhui Technology Development Co. Ltd., Class A	16,900	99,767
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	346,598
	Fibocom Wireless, Inc., Class A	34,000	141,229
	First Capital Securities Co. Ltd., Class A	188,100	187,546
	Focus Media Information Technology Co. Ltd., Class A	640,697	663,917
*	Focuslight Technologies, Inc., Class A	2,430	88,067
	Foryou Corp., Class A	38,300	175,437
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	144,636	733,912
	Founder Securities Co. Ltd., Class A	306,900	347,117
	Foxconn Industrial Internet Co. Ltd., Class A	482,000	3,981,963
	Fujian Funeng Co. Ltd., Class A	203,570	267,087
*	Fujian Snowman Group Co. Ltd., Class A	19,400	54,761
	Fujian Star-net Communication Co. Ltd., Class A	36,500	150,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	97,480	$241,731
	Fulin Precision Co. Ltd., Class A	57,414	139,953
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,961,191
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	173,286
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	249,600	1,905,445
	Gaona Aero Material Co. Ltd., Class A	32,800	95,869
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	307,313
	GCL Energy Technology Co. Ltd., Class A	129,100	194,933
*	GCL System Integration Technology Co. Ltd., Class A	195,100	92,347
	GD Power Development Co. Ltd., Class A	672,300	447,874
	Geely Automobile Holdings Ltd.	6,625,000	13,637,513
	GEM Co. Ltd., Class A	272,276	351,248
	Geovis Technology Co. Ltd., Class A	22,022	224,053
	GEPIC Energy Development Co. Ltd., Class A	113,200	112,075
	GF Securities Co. Ltd., Class H	960,200	2,240,682
	Giant Network Group Co. Ltd., Class A	85,600	541,109
	Giantec Semiconductor Corp., Class A	6,396	169,809
	GigaDevice Semiconductor, Inc., Class A	11,974	539,992
	Ginlong Technologies Co. Ltd., Class A	31,325	373,927
	Glarun Technology Co. Ltd., Class A	69,600	290,544
		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	169,200	$633,502
	Goke Microelectronics Co. Ltd., Class A	9,000	183,506
	Goldwind Science & Technology Co. Ltd., Class H	424,200	792,082
	Goneo Group Co. Ltd., Class A	42,048	252,893
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,690	105,332
	Gotion High-tech Co. Ltd., Class A	81,500	445,563
*	Grace Fabric Technology Co. Ltd., Class A	9,700	75,466
	Grandblue Environment Co. Ltd., Class A	44,300	188,387
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,945,774
*	Greatoo Intelligent Equipment, Inc., Class A	69,100	76,806
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	979,142
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	147,400	179,115
	GRG Banking Equipment Co. Ltd., Class A	102,500	189,671
	Grinm Advanced Materials Co. Ltd., Class A	28,100	89,862
	Guangdong Advertising Group Co. Ltd., Class A	83,700	145,714
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	200,120
#	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	158,355
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	84,414

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	$183,548
	Guangdong Dowstone Technology Co. Ltd., Class A	41,300	174,358
	Guangdong Electric Power Development Co. Ltd., Class A	149,400	105,097
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	206,150
	Guangdong Haid Group Co. Ltd., Class A	91,500	678,673
*	Guangdong HEC Technology Holding Co. Ltd., Class A	118,000	462,301
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	364,555
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	19,008	117,618
	Guangdong Marubi Biotechnology Co. Ltd., Class A	7,100	32,201
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	270,902
*	Guangdong Topstar Technology Co. Ltd., Class A	21,900	95,255
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	36,200	99,731
	Guanghui Energy Co. Ltd., Class A	470,600	380,229
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	35,400	282,825
		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	126,700	$207,310
	Guangzhou Baiyun International Airport Co. Ltd., Class A	157,800	217,049
	Guangzhou Development Group, Inc., Class A	264,400	271,846
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	138,195
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	242,358
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	20,200	92,920
	Guangzhou Port Co. Ltd., Class A	277,300	142,101
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	31,200	177,390
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	82,040	480,257
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	303,402
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	129,291
	Guizhou Chanhen Chemical Corp., Class A	42,700	258,031
*	Guocheng Mining Co. Ltd., Class A	42,800	162,717
	Guosen Securities Co. Ltd., Class A	186,700	336,722
*	Guosheng Securities, Inc., Class A	124,300	292,807
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,770,682
	Guoyuan Securities Co. Ltd., Class A	208,440	250,335
	H World Group Ltd. (1179 HK)	602,800	2,895,092

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	H World Group Ltd. (HTHT US), ADR	25,939	$1,232,362
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	869,415
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,619,400	8,635,420
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	21,200	50,622
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	319,442
	Hainan Mining Co. Ltd., Class A	98,900	179,482
	Hainan Strait Shipping Co. Ltd., Class A	139,000	212,193
	Haisco Pharmaceutical Group Co. Ltd., Class A	21,200	154,589
	Hand Enterprise Solutions Co. Ltd., Class A	45,900	174,741
	Hangcha Group Co. Ltd., Class A	103,180	411,621
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	192,700	321,828
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	337,238
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	261,775
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	486,978
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	74,298
*	Hangzhou Iron & Steel Co., Class A	198,300	257,536
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	191,858
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	79,300	355,619
	Hangzhou Robam Appliances Co. Ltd., Class A	63,021	190,299
		Shares	Value»
CHINA — (Continued)
	Hangzhou Shunwang Technology Co. Ltd., Class A	39,400	$147,229
	Hangzhou Silan Microelectronics Co. Ltd., Class A	80,022	383,243
	Hangzhou Zhongheng Electric Co. Ltd., Class A	18,600	83,723
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,917	152,077
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,317,078
	Hanwei Electronics Group Corp., Class A	11,800	94,058
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	341,247
	Harbin Boshi Automation Co. Ltd., Class A	65,850	155,698
	HBIS Resources Co. Ltd., Class A	36,300	124,449
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	13,500	107,632
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	17,700	41,103
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	16,760	191,132
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	366,537
	Hefei Meiya Optoelectronic Technology, Inc., Class A	48,300	142,267
	Heilongjiang Agriculture Co. Ltd., Class A	114,705	288,788
*	Henan Dayou Energy Co. Ltd., Class A	80,000	84,105

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	$228,659
	Henan Pinggao Electric Co. Ltd., Class A	99,800	303,323
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	958,726
#	Henan Shijia Photons Technology Co. Ltd., Class A	12,600	166,950
	Henan Shuanghui Investment & Development Co. Ltd., Class A	180,129	665,636
	Henan Yuguang Gold & Lead Co. Ltd., Class A	84,900	264,106
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	374,851
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	325,824
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,511,438
	Hengtong Optic-electric Co. Ltd., Class A	141,800	713,349
	Hengyi Petrochemical Co. Ltd., Class A	183,888	319,585
	Hesteel Co. Ltd., Class A	778,953	280,481
	Hexing Electrical Co. Ltd., Class A	28,300	159,595
	Hgtech Co. Ltd., Class A	25,900	288,460
	Hisense Visual Technology Co. Ltd., Class A	121,000	432,693
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	827,664
	HLA Group Corp. Ltd., Class A	572,800	505,269
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	182,470
		Shares	Value»
CHINA — (Continued)
*	Holitech Technology Co. Ltd., Class A	420,700	$185,065
	Hongfa Technology Co. Ltd., Class A	8,400	34,667
	Hongta Securities Co. Ltd., Class A	138,020	162,362
*	Hongyuan Green Energy Co. Ltd., Class A	43,900	175,424
	Hoshine Silicon Industry Co. Ltd., Class A	39,200	280,103
	Hoymiles Power Electronics, Inc., Class A	5,776	85,668
* Ω	Hua Hong Semiconductor Ltd., Class H	422,000	6,245,050
	Huaan Securities Co. Ltd., Class A	345,700	355,646
	Huada Automotive Technology Corp. Ltd., Class A	21,100	156,089
	Huadong Medicine Co. Ltd., Class A	98,400	510,793
	Huafon Chemical Co. Ltd., Class A	294,683	545,985
#	Huaibei Mining Holdings Co. Ltd., Class A	178,800	322,809
*	Huaihe Energy Group Co. Ltd., Class A	239,300	117,798
	Hualan Biological Engineering, Inc., Class A	69,200	155,635
	Huaming Power Equipment Co. Ltd., Class A	54,000	231,336
	Huaneng Power International, Inc., Class H	3,914,000	2,853,710
# Ω	Huatai Securities Co. Ltd., Class H	1,190,400	2,838,226
	Huatu Cendes Co. Ltd., Class A	11,300	125,727
	Huaxi Securities Co. Ltd., Class A	175,000	232,093
	Huaxia Bank Co. Ltd., Class A	604,256	551,351
	Huayu Automotive Systems Co. Ltd., Class A	180,300	498,996
	Hubei Dinglong Co. Ltd., Class A	44,900	287,816

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Energy Group Co. Ltd., Class A	227,983	$151,240
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	264,276
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	258,253
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	463,027
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	187,923
	Hubei Zhenhua Chemical Co. Ltd., Class A	23,800	116,954
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	106,964
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	413,652
	Humanwell Healthcare Group Co. Ltd., Class A	32,700	86,482
	Hunan Gold Corp. Ltd., Class A	61,880	318,924
*	Hunan Kaimeite Gases Co. Ltd., Class A	24,400	73,432
*	Hunan Silver Co. Ltd., Class A	120,400	314,335
	Hunan Valin Steel Co. Ltd., Class A	497,400	447,585
	Hunan Zhongke Electric Co. Ltd., Class A	40,000	121,936
	Hundsun Technologies, Inc., Class A	59,229	264,416
*	Hybio Pharmaceutical Co. Ltd., Class A	34,900	95,013
*	Hytera Communications Corp. Ltd., Class A	86,945	135,741
	IEIT Systems Co. Ltd., Class A	42,584	383,766
	Iflytek Co. Ltd., Class A	66,700	571,246
	IKD Co. Ltd., Class A	86,900	239,484
		Shares	Value»
CHINA — (Continued)
	Imeik Technology Development Co. Ltd., Class A	16,133	$324,403
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	23,306,514
	Industrial Bank Co. Ltd., Class A	918,539	2,471,365
	Industrial Securities Co. Ltd., Class A	382,148	378,108
	INESA Intelligent Tech, Inc., Class A	47,000	143,267
	Infore Environment Technology Group Co. Ltd., Class A	233,424	235,758
	Ingenic Semiconductor Co. Ltd., Class A	13,600	280,523
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	496,564
	Inner Mongolia Berun Chemical Co. Ltd., Class A	263,600	320,549
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	999,441
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	257,617
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	11,500	111,688
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	641,503	545,193
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	336,300	235,712
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	112,500	948,338
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300,400	1,139,011
* Ω	Innovent Biologics, Inc.	544,500	5,651,951

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	38,000	$228,849
	iRay Group, Class A	12,723	216,746
*	IRICO Display Devices Co. Ltd., Class A	274,400	265,579
*	J&T Global Express Ltd.	1,644,800	2,140,161
*	JA Solar Technology Co. Ltd., Class A	249,604	406,058
	Jack Technology Co. Ltd., Class A	22,200	142,037
	Jafron Biomedical Co. Ltd., Class A	51,100	147,237
	Jason Furniture Hangzhou Co. Ltd., Class A	55,480	282,643
	JCET Group Co. Ltd., Class A	100,900	717,580
	JCHX Mining Management Co. Ltd., Class A	43,000	484,033
# * Ω	JD Health International, Inc.	829,900	6,677,072
# * Ω	JD Logistics, Inc.	241,100	344,567
	JD.com, Inc. (9618 HK), Class A	1,930,621	27,531,876
	JD.com, Inc. (JD US), ADR	116,630	3,321,622
	Jiangsu Azure Corp., Class A	67,400	164,626
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	24,800	108,207
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	136,614
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	198,237
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	299,160
	Jiangsu Cnano Technology Co. Ltd., Class A	17,643	116,585
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	31,700	77,409
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	246,940	$469,801
	Jiangsu Etern Co. Ltd., Class A	45,100	170,622
	Jiangsu Financial Leasing Co. Ltd., Class A	462,200	423,608
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	127,500
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	98,540
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	10,000	125,504
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,786	696,886
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	176,875	1,479,394
	Jiangsu Hoperun Software Co. Ltd., Class A	19,600	140,682
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	285,667
	Jiangsu King's Luck Brewery JSC Ltd., Class A	78,612	378,834
	Jiangsu Leili Motor Co. Ltd., Class A	22,700	171,253
	Jiangsu Lihua Foods Group Co. Ltd.	67,900	196,538
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	257,456
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	73,600	250,252
	Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	150,054
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	200,300	290,757
	Jiangsu Shemar Electric Co. Ltd., Class A	18,500	120,752

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	26,000	$219,283
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	339,868
	Jiangsu Yanghe Distillery Co. Ltd., Class A	37,990	302,517
	Jiangsu Yangnong Chemical Co. Ltd., Class A	61,656	713,568
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	255,848
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	342,852
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	511,853
	Jiangxi Copper Co. Ltd., Class H	820,000	4,898,827
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	116,800
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	84,362
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	10,800	37,543
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	74,400	142,945
	Jiayou International Logistics Co. Ltd., Class A	107,996	214,239
*	Jihua Group Corp. Ltd., Class A	285,000	136,062
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	247,625
	Jilin Electric Power Co. Ltd., Class A	182,500	178,032
	Jinduicheng Molybdenum Co. Ltd., Class A	261,400	765,177
		Shares	Value»
CHINA — (Continued)
	Jinlongyu Group Co. Ltd., Class A	14,700	$66,456
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	308,351
	Jinyu Bio-Technology Co. Ltd., Class A	58,400	151,668
	JiuGui Liquor Co. Ltd., Class A	11,500	93,847
	Jizhong Energy Resources Co. Ltd., Class A	266,200	214,119
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	143,655	241,240
	Jointown Pharmaceutical Group Co. Ltd., Class A	280,925	215,087
	Jones Tech PLC, Class A	13,900	112,128
	Juneyao Airlines Co. Ltd., Class A	206,240	445,765
*	Jushri Technologies, Inc., Class A	19,500	116,068
	Kaishan Group Co. Ltd., Class A	52,300	128,387
	KE Holdings, Inc., Class A	400,700	2,547,296
	Keboda Technology Co. Ltd., Class A	11,400	114,160
	Keda Industrial Group Co. Ltd., Class A	105,200	268,011
	Kehua Data Co. Ltd., Class A	29,200	261,898
	Keli Sensing Technology Ningbo Co. Ltd., Class A	14,700	141,284
*	KingClean Electric Co. Ltd., Class A	27,100	126,130
	Kingfa Sci & Tech Co. Ltd., Class A	168,600	462,857
	Kingnet Network Co. Ltd., Class A	114,100	408,563
	Kingsemi Co. Ltd., Class A	4,797	143,268
	Konfoong Materials International Co. Ltd., Class A	13,800	225,376
Ω	Kuaishou Technology	2,514,200	25,687,849

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kuang-Chi Technologies Co. Ltd., Class A	30,300	$206,982
*	Kunlun Tech Co. Ltd., Class A	21,100	168,987
	Kunshan Huguang Auto Harness Co. Ltd., Class A	23,500	98,373
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	19,700	151,661
	Kweichow Moutai Co. Ltd., Class A	69,260	13,962,176
	Lakala Payment Co. Ltd., Class A	42,400	160,527
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	46,000	69,056
	Lao Feng Xiang Co. Ltd., Class A	27,700	182,940
	LB Group Co. Ltd., Class A	153,000	487,870
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	105,857
	Lenovo Group Ltd.	9,715,278	10,946,334
	Lens Technology Co. Ltd., Class A	208,900	1,089,984
	Leo Group Co. Ltd., Class A	305,600	408,419
	Lepu Medical Technology Beijing Co. Ltd., Class A	70,131	180,514
	Levima Advanced Materials Corp., Class A	71,200	218,610
	Leyard Optoelectronic Co. Ltd., Class A	143,200	144,667
*	Li Auto, Inc. (2015 HK), Class A	1,065,600	8,905,178
# *	Li Auto, Inc. (LI US), ADR	105,301	1,751,156
	Lianhe Chemical Technology Co. Ltd., Class A	64,800	163,503
	Liaoning Cheng Da Co. Ltd., Class A	71,400	128,495
	Lingyi iTech Guangdong Co., Class A	280,018	589,707
*	Liuzhou Iron & Steel Co. Ltd., Class A	109,800	84,122
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	50,977	175,329
		Shares	Value»
CHINA — (Continued)
	Loncin Motor Co. Ltd., Class A	130,500	$287,916
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	464,158
	Longshine Technology Group Co. Ltd., Class A	57,600	143,317
	Luenmei Quantum Co. Ltd., Class A	106,600	107,747
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	26,500	170,898
	Luxi Chemical Group Co. Ltd., Class A	151,900	427,438
	Luxin Venture Capital Group Co. Ltd., Class A	36,272	121,342
	Luxshare Precision Industry Co. Ltd., Class A	277,124	2,055,040
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,441,981
	Mango Excellent Media Co. Ltd., Class A	145,792	534,101
	Maxscend Microelectronics Co. Ltd., Class A	19,300	217,199
	Meihua Holdings Group Co. Ltd., Class A	226,400	358,774
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	280,957	282,396
* Ω	Meituan, Class B	2,895,240	35,792,353
	Metallurgical Corp. of China Ltd., Class H	221,000	52,282
	Micro-Tech Nanjing Co. Ltd., Class A	13,484	154,607
	Midea Group Co. Ltd., Class A	274,401	3,064,686
	Midea Group Co. Ltd., Class H	137,800	1,510,350
	Ming Yang Smart Energy Group Ltd., Class A	79,304	264,748
	Minmetals Capital Co. Ltd., Class A	280,100	232,077
	Mloptic Corp., Class A	1,244	69,923

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MLS Co. Ltd., Class A	110,000	$156,217
# *	MMG Ltd.	3,752,000	4,857,716
	Montage Technology Co. Ltd., Class A	11,001	287,145
	Moon Environment Technology Co. Ltd., Class A	39,240	90,741
	Muyuan Foods Co. Ltd., Class A	299,157	1,982,489
	Nanjing Hanrui Cobalt Co. Ltd., Class A	19,900	137,937
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	561,381
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	100,546	136,901
	Nanjing Securities Co. Ltd., Class A	199,300	227,983
*	Nanjing Tanker Corp., Class A	382,500	202,981
	Nantong Jianghai Capacitor Co. Ltd., Class A	60,600	265,916
	NARI Technology Co. Ltd., Class A	387,842	1,402,863
*	National Silicon Industry Group Co. Ltd., Class A	91,819	295,977
	NAURA Technology Group Co. Ltd., Class A	20,250	1,382,681
*	NavInfo Co. Ltd., Class A	114,750	174,549
	NBTM New Materials Group Co. Ltd., Class A	42,100	201,239
	NetEase, Inc. (9999 HK)	624,600	16,195,921
	NetEase, Inc. (NTES US), ADR	152,298	19,620,551
	New China Life Insurance Co. Ltd., Class H	987,000	8,025,716
	New Hope Dairy Co. Ltd., Class A	57,800	150,881
	New Hope Liuhe Co. Ltd., Class A	257,166	334,669
	Neway Valve Suzhou Co. Ltd., Class A	50,800	442,406
	Newland Digital Technology Co. Ltd., Class A	58,300	228,734
		Shares	Value»
CHINA — (Continued)
*	Ninestar Corp., Class A	46,551	$141,730
	Ningbo Boway Alloy Material Co. Ltd., Class A	67,800	191,284
	Ningbo Huaxiang Electronic Co. Ltd., Class A	62,500	297,019
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	89,900	191,382
	Ningbo Jintian Copper Group Co. Ltd., Class A	124,300	212,750
#	Ningbo Joyson Electronic Corp., Class A	86,200	346,893
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	276,484
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	148,871
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	367,891
*	Ningbo Shanshan Co. Ltd., Class A	83,200	154,008
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	656,773
	Ningbo Xusheng Group Co. Ltd., Class A	74,000	190,584
	Ningbo Yunsheng Co. Ltd., Class A	59,700	120,910
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	228,534
	Ningxia Baofeng Energy Group Co. Ltd., Class A	355,500	1,215,355
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	108,272
*	NIO, Inc., Class A	1,189,420	5,670,427
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	9,996,978
	North Copper Co. Ltd., Class A	117,000	322,135
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	157,709
	Northeast Securities Co. Ltd., Class A	176,500	230,530

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northking Information Technology Co. Ltd., Class A	46,787	$127,864
	Novoray Corp., Class A	13,315	127,973
*	Offcn Education Technology Co. Ltd., Class A	200,012	81,075
	Offshore Oil Engineering Co. Ltd., Class A	334,000	320,851
*	OFILM Group Co. Ltd., Class A	182,900	256,785
	Olympic Circuit Technology Co. Ltd., Class A	27,100	242,637
	OmniVision Integrated Circuits Group, Inc.	50,321	878,328
	Oppein Home Group, Inc., Class A	38,795	342,413
	OPT Machine Vision Tech Co. Ltd., Class A	5,291	91,452
	ORG Technology Co. Ltd., Class A	191,400	161,359
	Orient Overseas International Ltd.	90,000	1,474,485
Ω	Orient Securities Co. Ltd., Class H	837,600	729,411
	Oriental Pearl Group Co. Ltd., Class A	141,200	230,589
*	Ourpalm Co. Ltd., Class A	135,300	117,748
	Ovctek China, Inc., Class A	31,226	71,029
*	Pacific Securities Co. Ltd., Class A	266,700	161,181
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,950	31,415
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	219,447
*	PCI Technology Group Co. Ltd., Class A	144,400	142,644
*	PDD Holdings, Inc., ADR	496,648	50,186,280
*	Pengxin International Mining Co. Ltd., Class A	134,500	193,687
		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	44,600	$156,855
	People's Insurance Co. Group of China Ltd. , Class H	8,839,000	7,685,781
	Perfect World Co. Ltd., Class A	64,785	175,469
#	PetroChina Co. Ltd., Class H	18,814,000	22,350,259
#	PICC Property & Casualty Co. Ltd., Class H	5,617,198	11,628,701
	Ping An Bank Co. Ltd., Class A	723,500	1,127,594
	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	44,345,438
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	256,989
	POCO Holding Co. Ltd., Class A	13,200	150,251
*	Polaris Bay Group Co. Ltd., Class A	60,800	59,382
	Poly Developments & Holdings Group Co. Ltd., Class A	394,800	386,847
# Ω	Pop Mart International Group Ltd.	456,000	13,035,464
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,215,000	4,704,196
	Power Construction Corp. of China Ltd., Class A	1,073,311	874,342
	Pylon Technologies Co. Ltd., Class A	13,174	114,944
*	Qi An Xin Technology Group, Inc., Class A	36,567	195,613
	Qingdao East Steel Tower Stock Co. Ltd., Class A	75,600	300,080
	Qingdao Gon Technology Co. Ltd., Class A	17,400	146,968
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	6,900	97,108

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	379,429	$171,466
	Qingdao Sentury Tire Co. Ltd., Class A	83,400	245,678
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	212,093
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	950,237
*	QuantumCTek Co. Ltd., Class A	1,626	145,413
	Quectel Wireless Solutions Co. Ltd., Class A	17,000	225,441
*	Quzhou Xin'an Development Co. Ltd., Class A	395,200	210,487
	Range Intelligent Computing Technology Group Co. Ltd., Class A	40,000	470,003
	Raytron Technology Co. Ltd., Class A	21,575	350,525
	Red Avenue New Materials Group Co. Ltd., Class A	27,239	223,401
*	Risen Energy Co. Ltd., Class A	64,900	186,257
	Riyue Heavy Industry Co. Ltd., Class A	62,600	125,052
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	235,461
	Rockchip Electronics Co. Ltd., Class A	9,100	249,940
*	RongFa Nuclear Equipment Co. Ltd., Class A	75,000	80,556
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	1,106,483
*	Roshow Technology Co. Ltd., Class A	107,382	132,972
*	Sai Micro Electronics, Inc., Class A	29,700	222,651
	SAIC Motor Corp. Ltd., Class A	214,845	436,824
	Sailun Group Co. Ltd., Class A	250,100	570,135
		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	211,300	$491,202
	Sangfor Technologies, Inc., Class A	11,400	262,602
	Sany Heavy Industry Co. Ltd., Class A	286,434	903,635
	Satellite Chemical Co. Ltd., Class A	303,861	1,064,410
	SDIC Capital Co. Ltd., Class A	283,004	313,099
	SDIC Power Holdings Co. Ltd., Class A	285,800	524,250
	Sealand Securities Co. Ltd., Class A	313,590	192,253
*	Seazen Holdings Co. Ltd., Class A	99,000	251,942
	Seres Group Co. Ltd., Class A	57,600	864,098
	SF Holding Co. Ltd., Class A	294,361	1,588,434
	SF Holding Co. Ltd., Class H	12,200	55,546
	SG Micro Corp., Class A	12,969	140,858
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	17,400	90,857
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	167,024
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,818,394
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	136,474
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	326,113
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	69,400	169,916
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	108,428
Ω	Shandong Gold Mining Co. Ltd., Class H	723,500	3,888,075

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	$842,411
	Shandong Hi-speed Co. Ltd., Class A	103,100	148,717
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	753,929
	Shandong Humon Smelting Co. Ltd., Class A	92,100	263,697
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	229,382
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	797,241
	Shandong Publishing & Media Co. Ltd., Class A	95,200	125,939
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	641,926
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	19,800	236,669
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	24,900	54,027
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	47,200	92,326
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	27,587	391,232
	Shanghai AtHub Co. Ltd., Class A	46,500	250,279
	Shanghai Bailian Group Co. Ltd., Class A	116,800	153,719
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	58,936	173,131
	Shanghai Baosight Software Co. Ltd., Class A	106,718	350,609
	Shanghai Belling Co. Ltd., Class A	33,000	156,125
		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	14,480	$315,521
	Shanghai Chinafortune Co. Ltd., Class A	61,600	147,461
	Shanghai Construction Group Co. Ltd., Class A	635,276	272,324
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	101,800	149,227
*	Shanghai DZH Ltd., Class A	57,500	104,943
# *	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,123,859
	Shanghai Electric Power Co. Ltd., Class A	150,900	461,956
*	Shanghai Feilo Acoustics Co. Ltd., Class A	78,000	91,951
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	45,727
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	139,896
	Shanghai Huafon Aluminium Corp., Class A	80,800	305,123
	Shanghai Huayi Group Co. Ltd., Class A	131,700	190,595
	Shanghai International Airport Co. Ltd., Class A	50,300	222,839
	Shanghai Jahwa United Co. Ltd., Class A	39,300	118,330
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	75,200	294,703
	Shanghai Lingang Holdings Corp. Ltd., Class A	138,760	234,382

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	81,020	$95,587
	Shanghai M&G Stationery, Inc., Class A	48,369	192,674
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	52,000	202,736
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,600	28,247
#	Shanghai Moons' Electric Co. Ltd., Class A	10,400	104,247
	Shanghai Pret Composites Co. Ltd., Class A	58,700	152,322
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,274,482
	Shanghai Putailai New Energy Technology Group Co. Ltd.	77,056	305,170
	Shanghai RAAS Blood Products Co. Ltd., Class A	289,900	262,792
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	409,273
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	68,200	104,356
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	143,648
*	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	312,803
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	239,333
	Shanghai Vital Microtech Co. Ltd.	57,500	156,726
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	260,619	209,593
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	77,100	$460,544
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	223,800	164,688
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	225,540
	Shanjin International Gold Co. Ltd., Class A	195,817	943,811
	Shannon Semiconductor Technology Co. Ltd., Class A	17,600	422,988
	Shantui Construction Machinery Co. Ltd., Class A	94,700	168,755
	Shanxi Coal International Energy Group Co. Ltd., Class A	174,200	282,408
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	387,630	407,571
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	431,901
*	Shanxi Meijin Energy Co. Ltd., Class A	292,517	212,673
	Shanxi Securities Co. Ltd., Class A	231,280	201,381
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	323,500	242,970
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	51,107	1,255,955
	Sharetronic Data Technology Co. Ltd., Class A	14,380	469,717
	Shede Spirits Co. Ltd., Class A	26,300	213,067
	Shenergy Co. Ltd., Class A	247,400	296,562
	Shengda Resources Co. Ltd., Class A	35,900	301,003
	Shenghe Resources Holding Co. Ltd., Class A	80,000	307,144

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shengyi Electronics Co. Ltd., Class A	10,225	$129,591
	Shengyi Technology Co. Ltd., Class A	59,100	584,079
	Shennan Circuits Co. Ltd., Class A	20,906	698,581
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,699,200	680,214
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	13,300	134,362
	Shenzhen Agricultural Power Group Co. Ltd., Class A	101,200	141,193
	Shenzhen Airport Co. Ltd., Class A	135,900	141,594
	Shenzhen Aisidi Co. Ltd., Class A	83,700	154,074
	Shenzhen Capchem Technology Co. Ltd., Class A	47,840	348,933
*	Shenzhen Clou Electronics Co. Ltd., Class A	48,000	62,711
	Shenzhen Energy Group Co. Ltd., Class A	233,319	228,263
	Shenzhen Envicool Technology Co. Ltd., Class A	30,455	468,874
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	431,751
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	67,500	228,333
	Shenzhen Forms Syntron Information Co. Ltd., Class A	15,800	72,592
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	122,515
	Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	153,962
	Shenzhen Gas Corp. Ltd., Class A	153,700	152,409
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	188,240
		Shares	Value»
CHINA — (Continued)
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	34,700	$187,381
	Shenzhen Honor Electronic Co. Ltd., Class A	5,300	188,688
	Shenzhen Hopewind Electric Co. Ltd., Class A	27,000	115,449
	Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	205,357
*	Shenzhen Infogem Technologies Co. Ltd., Class A	9,300	51,654
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	435,514
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	391,302
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	74,020	166,478
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	372,704
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	46,700	104,316
	Shenzhen Kinwong Electronic Co. Ltd., Class A	74,464	686,768
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	34,000	274,436
	Shenzhen Megmeet Electrical Co. Ltd., Class A	21,400	388,512
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,221,374
	Shenzhen MTC Co. Ltd., Class A	377,400	526,196
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	41,000	317,915
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	530,480	209,301

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	40,500	$273,433
	Shenzhen SC New Energy Technology Corp., Class A	23,459	465,051
	Shenzhen SED Industry Co. Ltd., Class A	62,800	187,804
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	186,669
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	301,840
	Shenzhen Sunway Communication Co. Ltd., Class A	51,200	588,132
	Shenzhen Topband Co. Ltd., Class A	64,000	118,135
	Shenzhen Transsion Holdings Co. Ltd., Class A	55,124	459,514
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	253,910
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	147,722
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	163,150
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	30,700	64,219
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	20,212	60,904
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	74,571	310,085
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	104,351
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	331,996
	Shenzhou International Group Holdings Ltd.	778,900	6,194,869
		Shares	Value»
CHINA — (Continued)
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	12,000	$115,274
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	159,823
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	187,186
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	133,307
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	311,745
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	368,223
	Sichuan Development Lomon Co. Ltd., Class A	115,700	204,970
	Sichuan EM Technology Co. Ltd., Class A	57,500	235,149
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	227,816
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	176,399
*	Sichuan Hongda Co. Ltd., Class A	62,800	145,774
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	90,750
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	480,157
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	18,100	963,596
	Sichuan New Energy Power Co. Ltd., Class A	100,400	179,449
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	599,478
	Sichuan Swellfun Co. Ltd., Class A	33,400	200,097

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	$214,947
	Sineng Electric Co. Ltd., Class A	23,600	125,904
	Sino Biopharmaceutical Ltd.	10,703,500	9,081,982
	Sinofibers Technology Co. Ltd., Class A	26,900	171,748
	Sinolink Securities Co. Ltd., Class A	166,800	223,755
	Sinoma International Engineering Co., Class A	221,900	364,317
	Sinoma Science & Technology Co. Ltd., Class A	79,594	491,564
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	236,400	173,737
	Sinomach Precision Industry Group Co. Ltd., Class A	23,800	153,637
	Sinomine Resource Group Co. Ltd., Class A	26,700	324,475
	Sino-Platinum Metals Co. Ltd., Class A	57,200	188,781
	Sinosoft Co. Ltd., Class A	38,392	107,949
	Sinotruk Jinan Truck Co. Ltd., Class A	89,500	243,351
	Skshu Paint Co. Ltd., Class A	31,289	255,977
	Skyworth Digital Co. Ltd., Class A	50,700	84,739
Ω	Smoore International Holdings Ltd.	674,000	973,294
	Songcheng Performance Development Co. Ltd., Class A	162,900	199,977
	SooChow Securities Co. Ltd., Class A	317,350	437,203
	Southwest Securities Co. Ltd., Class A	320,536	211,307
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	152,163
	Spring Airlines Co. Ltd., Class A	52,800	426,986
		Shares	Value»
CHINA — (Continued)
	StarPower Semiconductor Ltd., Class A	14,860	$236,586
	State Grid Information & Communication Co. Ltd., Class A	70,300	196,061
	State Grid Yingda Co. Ltd., Class A	211,600	203,168
	STO Express Co. Ltd., Class A	117,700	217,569
	Sungrow Power Supply Co. Ltd., Class A	77,820	1,690,594
	Sunny Optical Technology Group Co. Ltd.	76,300	611,435
	Sunresin New Materials Co. Ltd., Class A	25,400	245,629
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	45,303
	Suntak Technology Co. Ltd., Class A	90,300	192,983
	Sunwoda Electronic Co. Ltd., Class A	60,600	204,397
	SUPCON Technology Co. Ltd., Class A	26,443	318,539
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	145,400	1,621,781
	Suzhou Maxwell Technologies Co. Ltd., Class A	15,661	700,017
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	1,116,409
	Suzhou Veichi Electric Co. Ltd., Class A	9,064	123,089
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	7,983	101,188
	T&S Communications Co. Ltd., Class A	10,800	193,811
	Taiji Computer Corp. Ltd., Class A	35,700	124,267
*	Talkweb Information System Co. Ltd., Class A	26,200	119,048

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	531,500	$327,420
	Tasly Pharmaceutical Group Co. Ltd., Class A	119,940	260,630
	TBEA Co. Ltd., Class A	291,720	1,135,439
	TCL Technology Group Corp., Class A	1,182,998	827,044
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	238,656
	TDG Holdings Co. Ltd., Class A	75,100	146,405
	Tencent Holdings Ltd.	2,750,400	211,400,696
	Tencent Music Entertainment Group, ADR	557,494	9,354,749
	Thunder Software Technology Co. Ltd., Class A	15,500	167,836
	Tian Di Science & Technology Co. Ltd., Class A	381,520	331,191
*	Tianfeng Securities Co. Ltd., Class A	454,300	269,840
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	35,555	100,889
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	169,272
	Tianjin Port Co. Ltd., Class A	173,804	120,791
*	Tianma Microelectronics Co. Ltd., Class A	79,055	110,362
	Tianneng Battery Group Co. Ltd., Class A	23,919	116,685
*	Tianqi Lithium Corp., Class H	87,400	545,788
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	985,260
*	TianShan Material Co. Ltd., Class A	208,900	170,011
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	$500,203
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	10,300	35,473
	Tibet Huayu Mining Co. Ltd., Class A	44,300	212,711
	Tibet Mineral Development Co. Ltd., Class A	18,500	71,085
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	104,982
	Tinergy Chemical Co. Ltd., Class A	245,035	184,379
	TongFu Microelectronics Co. Ltd., Class A	117,200	881,311
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	145,224
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	26,800	99,098
	Tongkun Group Co. Ltd., Class A	147,609	464,267
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	120,200	238,483
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	1,181,321
*	Tongwei Co. Ltd., Class A	184,500	483,013
	Topchoice Medical Corp., Class A	26,811	177,448
	Transfar Zhilian Co. Ltd., Class A	165,100	158,477
*	Trina Solar Co. Ltd., Class A	102,709	277,354
	Trip.com Group Ltd. (9961 HK)	169,650	10,412,373
#	Trip.com Group Ltd. (TCOM US), ADR	293,024	17,982,883
*	TRS Information Technology Corp. Ltd., Class A	31,500	103,617
*	Tsinghua Tongfang Co. Ltd., Class A	160,300	214,815
	Tsingtao Brewery Co. Ltd., Class H	74,000	468,309

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TSP Wind Power Group Co. Ltd.	38,600	$76,126
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	255,424
	Unisplendour Corp. Ltd., Class A	112,760	405,678
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	95,989	467,035
	Valiant Co. Ltd., Class A	60,400	148,541
*	Venustech Group, Inc., Class A	40,400	82,369
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	177,525
	Victory Giant Technology Huizhou Co. Ltd., Class A	56,100	2,116,702
	Vipshop Holdings Ltd., ADR	46,550	796,471
	Visual China Group Co. Ltd., Class A	24,800	93,758
	Walvax Biotechnology Co. Ltd., Class A	91,600	166,525
*	Wanda Film Holding Co. Ltd., Class A	123,900	211,006
	Wangfujing Group Co. Ltd., Class A	70,500	147,051
	Wangsu Science & Technology Co. Ltd., Class A	138,500	329,313
	Wanhua Chemical Group Co. Ltd., Class A	180,000	2,279,230
	Wanxiang Qianchao Co. Ltd., Class A	184,000	455,055
	Wasu Media Holding Co. Ltd., Class A	99,500	124,600
	Weaver Network Technology Co. Ltd., Class A	10,000	94,982
	Weichai Power Co. Ltd., Class H	2,380,800	8,070,026
	Weifu High-Technology Group Co. Ltd., Class A	48,000	147,626
	Weihai Guangwei Composites Co. Ltd., Class A	40,326	231,757
		Shares	Value»
CHINA — (Continued)
	Wens Foodstuff Group Co. Ltd., Class A	364,360	$817,764
	Western Mining Co. Ltd., Class A	168,200	847,274
	Western Region Gold Co. Ltd., Class A	35,800	216,206
	Western Securities Co. Ltd., Class A	238,600	274,824
	Western Superconducting Technologies Co. Ltd., Class A	29,292	356,841
	Wharf Holdings Ltd.	122,000	394,472
	Willfar Information Technology Co. Ltd., Class A	25,730	151,601
	Windey Energy Technology Group Co. Ltd., Class A	33,600	94,091
*	Wingtech Technology Co. Ltd., Class A	56,948	322,304
	Winner Medical Co. Ltd., Class A	43,677	222,641
	Winning Health Technology Group Co. Ltd., Class A	125,560	199,719
	Wolong Electric Group Co. Ltd., Class A	99,740	630,679
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	301,719
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	203,819
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	106,765
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	186,803
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	115,161
	Wuhu Token Science Co. Ltd., Class A	173,000	157,966
	Wuliangye Yibin Co. Ltd., Class A	214,406	3,236,674
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,179,226

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	WuXi AppTec Co. Ltd., Class H	356,660	$5,075,288
	Wuxi Autowell Technology Co. Ltd., Class A	10,002	136,946
* Ω	Wuxi Biologics Cayman, Inc.	2,908,000	13,761,672
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	10,700	32,323
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	31,400	260,945
	Wuxi NCE Power Co. Ltd., Class A	21,100	139,775
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	267,384
*	WuXi XDC Cayman, Inc.	111,000	891,786
	XCMG Construction Machinery Co. Ltd., Class A	616,070	952,125
	XGD, Inc., Class A	31,000	118,688
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	233,420
	Xiamen Bank Co. Ltd., Class A	213,800	215,429
	Xiamen C & D, Inc., Class A	147,200	202,070
	Xiamen Changelight Co. Ltd., Class A	25,000	135,947
	Xiamen Faratronic Co. Ltd., Class A	17,000	265,811
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	17,700	79,021
	Xiamen Intretech, Inc., Class A	40,100	115,640
	Xiamen ITG Group Corp. Ltd., Class A	117,600	118,315
	Xiamen Tungsten Co. Ltd., Class A	119,680	961,612
	Xiamen Xiangyu Co. Ltd., Class A	166,300	203,455
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	193,140
	Xi'An Shaangu Power Co. Ltd., Class A	114,900	176,310
		Shares	Value»
CHINA — (Continued)
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	$137,118
*	Xiangcai Co. Ltd., Class A	122,300	193,231
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	130,036
	Xianhe Co. Ltd., Class A	54,500	192,361
* Ω	Xiaomi Corp., Class B	6,805,800	30,806,924
	Xinfengming Group Co. Ltd., Class A	138,600	416,119
	Xinhuanet Co. Ltd., Class A	33,900	121,995
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	195,500	197,234
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	176,757
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	260,600	189,479
*	Xizang Tianlu Co. Ltd., Class A	47,400	73,597
	Xizang Zhufeng Resources Co. Ltd., Class A	45,100	121,391
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	32,500	79,638
*	XPeng, Inc., Class A	806,800	7,262,490
	Xuji Electric Co. Ltd., Class A	72,200	310,207
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	408,804
	Yankershop Food Co. Ltd., Class A	13,800	135,244
	Yankuang Energy Group Co. Ltd., Class H	3,732,300	5,437,704
	Yantai China Pet Foods Co. Ltd., Class A	18,900	135,263
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	158,720

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	69,255	$880,018
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	40,401	101,707
	YD Electronic Technology Co. Ltd., Class A	6,100	55,534
	Yealink Network Technology Corp. Ltd., Class A	75,576	417,173
	Yifeng Pharmacy Chain Co. Ltd., Class A	89,480	307,614
	Yonfer Agricultural Technology Co. Ltd., Class A	103,600	260,920
*	Yonghui Superstores Co. Ltd., Class A	249,500	158,125
	YongXing Special Materials Technology Co. Ltd., Class A	22,170	158,999
*	Yonyou Network Technology Co. Ltd., Class A	61,900	134,921
	Youngor Fashion Co. Ltd., Class A	231,604	245,051
	Youngy Co. Ltd., Class A	9,200	71,888
	YTO Express Group Co. Ltd., Class A	218,962	531,717
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	39,810	60,156
	Yum China Holdings, Inc. (9987 HK)	121,100	6,021,406
	Yum China Holdings, Inc. (YUMC US)	240,624	11,891,638
	YUNDA Holding Group Co. Ltd., Class A	236,490	233,436
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,534,468
	Yunnan Baiyao Group Co. Ltd., Class A	53,840	430,902
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	593,900	830,090
	Yunnan Copper Co. Ltd., Class A	223,600	838,407
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$266,795
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,900	129,521
	Yunnan Tin Co. Ltd., Class A	166,800	936,340
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	569,421
	Yusys Technologies Co. Ltd., Class A	38,100	123,394
	Zangge Mining Co. Ltd., Class A	57,600	714,923
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	22,250	513,510
	Zhaojin Mining Industry Co. Ltd., Class H	1,272,000	5,594,483
	Zhefu Holding Group Co. Ltd., Class A	354,923	248,183
*	Zhejiang Century Huatong Group Co. Ltd., Class A	183,900	522,221
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	409,296
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	13,200	152,150
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	720,664
	Zhejiang Chint Electrics Co. Ltd., Class A	112,721	474,073
	Zhejiang Crystal-Optech Co. Ltd., Class A	79,300	271,904
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	251,102
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	79,900	177,415
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	229,819

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	21,900	$22,508
	Zhejiang Hailiang Co. Ltd., Class A	96,700	202,629
	Zhejiang HangKe Technology, Inc. Co., Class A	25,356	110,127
	Zhejiang Huace Film & Television Co. Ltd., Class A	112,300	149,668
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	211,684
	Zhejiang Huayou Cobalt Co. Ltd., Class A	85,611	878,947
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	71,200	456,888
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	61,900	151,088
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	101,783
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,600	433,248
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	63,400	166,354
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,258,863
	Zhejiang Lante Optics Co. Ltd., Class A	22,256	147,658
* Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	31,100	168,875
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	224,321
	Zhejiang Medicine Co. Ltd., Class A	50,200	107,863
*	Zhejiang Narada Power Source Co. Ltd., Class A	32,400	69,721
	Zhejiang NHU Co. Ltd., Class A	254,788	1,022,267
	Zhejiang Orient Holdings Group Co. Ltd., Class A	227,600	211,700
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	$497,093
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	23,500	233,882
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	26,500	158,292
	Zhejiang Supor Co. Ltd., Class A	25,654	159,436
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	252,219
	Zhejiang Wanma Co. Ltd., Class A	48,300	115,702
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	539,138
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	115,334	206,680
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	31,100	127,594
	Zhejiang XCC Group Co. Ltd., Class A	16,000	174,165
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	173,374
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	300,196
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	104,697
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	11,540	86,917
	Zhende Medical Co. Ltd., Class A	14,000	138,582
	Zheshang Securities Co. Ltd., Class A	206,263	317,561
	Zhewen Interactive Group Co. Ltd., Class A	68,600	128,846
	Zhongji Innolight Co. Ltd., Class A	36,037	3,346,547
	Zhongjin Gold Corp. Ltd., Class A	392,300	1,983,737

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	$217,533
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	160,022
#	Zhongtai Securities Co. Ltd., Class A	371,000	341,181
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd., Class A	12,600	41,590
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	170,138
	Zhuzhou Kibing Group Co. Ltd., Class A	215,101	217,012
*	Zhuzhou Smelter Group Co. Ltd., Class A	66,700	215,072
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	214,600	182,101
	Zijin Mining Group Co. Ltd., Class H	5,015,000	26,148,317
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	40,387
#	ZTE Corp., Class H	667,085	2,413,350
	ZTO Express Cayman, Inc. (2057 HK)	245,350	5,417,362
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	5,364,210
TOTAL CHINA			1,755,529,268
COLOMBIA — (0.2%)
	Cementos Argos SA	172,281	644,034
	Grupo Argos SA	261,814	1,327,168
	Grupo Aval Acciones y Valores SA, ADR	3,517	16,917
	Grupo Cibest SA CIB US, ADR	47,711	3,895,603
	Grupo Cibest SA CIBEST CB	138,261	3,122,839
	Grupo de Inversiones Suramericana SA	67,464	1,140,553
	Grupo Energia Bogota SA ESP	971,481	860,616
	Shares	Value»
COLOMBIA — (Continued)
Interconexion Electrica SA ESP	257,551	$2,110,908
TOTAL COLOMBIA		13,118,638
CZECH REPUBLIC — (0.1%)
CEZ AS	91,935	5,286,248
Komercni Banka AS	56,670	3,434,034
TOTAL CZECH REPUBLIC		8,720,282
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,330,488
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	356,618
TOTAL EGYPT		4,687,106
GREECE — (0.6%)
Alpha Bank SA	1,758,982	8,420,176
# Athens International Airport SA	30,723	412,267
Eurobank SA, Class A	1,556,407	7,606,123
Hellenic Telecommunications Organization SA	97,050	1,820,213
Jumbo SA	87,495	2,594,301
* Metlen Energy & Metals PLC	74,839	4,073,731
Motor Oil Hellas Corinth Refineries SA	36,219	1,458,284
National Bank of Greece SA	365,664	6,455,591
# OPAP SA	107,743	2,172,871
Piraeus Bank SA	535,170	5,398,433
Public Power Corp. SA	126,057	2,979,497
Titan SA (TITC GA)	25,526	1,712,830
TOTAL GREECE		45,104,317
HUNGARY — (0.3%)
MOL Hungarian Oil & Gas PLC	466,670	5,699,415
OTP Bank Nyrt	125,562	15,799,712
Richter Gedeon Nyrt	123,338	4,126,509
TOTAL HUNGARY		25,625,636

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (14.2%)
	360 ONE WAM Ltd.	164,410	$2,018,833
#	3M India Ltd.	575	214,228
#	ABB India Ltd.	24,064	1,456,787
	ACC Ltd.	64,293	1,148,592
*	Adani Energy Solutions Ltd.	205,433	1,999,489
	Adani Enterprises Ltd. ADE IN	41,186	905,614
*	Adani Enterprises Ltd. ADEPP IN	4,436	54,011
*	Adani Green Energy Ltd.	160,796	1,490,026
	Adani Ports & Special Economic Zone Ltd.	370,000	5,707,418
*	Adani Power Ltd.	3,109,100	4,593,224
	Adani Total Gas Ltd.	110,118	633,781
*	Aditya Birla Capital Ltd.	775,396	2,875,339
*	Aditya Birla Fashion & Retail Ltd.	47,732	34,458
*	Aditya Birla Lifestyle Brands Ltd.	177,988	203,633
	AIA Engineering Ltd.	10,363	451,184
	Ajanta Pharma Ltd.	14,207	427,841
	Alkem Laboratories Ltd.	34,285	2,122,200
	Ambuja Cements Ltd.	409,686	2,274,477
#	Apar Industries Ltd.	11,162	973,691
	APL Apollo Tubes Ltd.	136,484	3,034,081
	Apollo Hospitals Enterprise Ltd.	74,506	5,633,767
#	Apollo Tyres Ltd.	167,304	895,771
#	Ashok Leyland Ltd.	4,027,856	8,663,039
#	Asian Paints Ltd.	156,151	4,127,956
Ω	Aster DM Healthcare Ltd.	53,716	322,717
	Astral Ltd.	93,248	1,489,717
Ω	AU Small Finance Bank Ltd.	286,077	3,052,550
	Aurobindo Pharma Ltd.	288,162	3,761,994
* Ω	Avenue Supermarts Ltd.	35,843	1,441,474
*	AWL Agri Business Ltd.	147,562	343,517
	Axis Bank Ltd. (AXSB IN)	1,416,092	21,073,196
	Bajaj Auto Ltd.	46,497	4,849,141
	Bajaj Finance Ltd.	1,665,720	16,870,803
	Bajaj Finserv Ltd.	240,357	5,110,672
	Bajaj Holdings & Investment Ltd.	33,388	3,918,276
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries Ltd.	93,488	$2,344,822
	Bank of Baroda	904,824	2,954,570
	Bank of India	596,379	1,064,836
	Bank of Maharashtra	866,812	617,966
	Berger Paints India Ltd.	203,984	1,027,890
	Bharat Dynamics Ltd.	34,057	570,452
	Bharat Electronics Ltd.	1,821,863	8,905,607
	Bharat Forge Ltd.	261,827	4,113,748
	Bharat Heavy Electricals Ltd.	835,712	2,395,375
#	Bharat Petroleum Corp. Ltd.	998,744	3,959,568
	Bharti Airtel Ltd.	1,557,565	33,406,727
	Biocon Ltd.	378,817	1,513,409
	Blue Star Ltd.	73,835	1,467,843
	Bosch Ltd.	4,064	1,614,165
	Britannia Industries Ltd.	76,394	4,863,030
	BSE Ltd.	148,818	4,492,109
	Canara Bank	1,973,841	3,164,356
	Central Depository Services India Ltd.	30,803	442,369
	CG Power & Industrial Solutions Ltd.	557,210	3,560,016
	Cholamandalam Financial Holdings Ltd.	63,117	1,135,815
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,611,958
	Cipla Ltd.	483,014	6,966,435
	Coal India Ltd.	747,144	3,577,864
Ω	Cochin Shipyard Ltd.	42,318	765,335
	Coforge Ltd.	251,708	4,528,333
*	Cohance Lifesciences Ltd.	16,889	69,324
	Colgate-Palmolive India Ltd.	122,914	2,817,964
	Container Corp. of India Ltd.	213,239	1,167,110
	Coromandel International Ltd.	80,393	1,964,872
	CRISIL Ltd.	7,756	393,451
#	Cummins India Ltd.	96,851	4,310,507
	Dabur India Ltd.	346,554	1,909,382
	Dalmia Bharat Ltd.	54,440	1,228,329
	Divi's Laboratories Ltd.	68,881	4,518,843

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
#	Dixon Technologies India Ltd.	29,478	$3,348,546
	DLF Ltd.	440,685	3,047,768
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,869,510
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,618,259
	Eicher Motors Ltd.	110,738	8,590,750
Ω	Endurance Technologies Ltd.	21,025	554,682
	Escorts Kubota Ltd.	30,799	1,128,649
*	Eternal Ltd.	1,053,757	3,139,851
#	Federal Bank Ltd.	1,643,069	5,143,789
#	Fortis Healthcare Ltd.	280,681	2,600,225
# *	FSN E-Commerce Ventures Ltd.	915,872	2,357,490
	GAIL India Ltd. (GAID LI), GDR	46,634	501,081
#	GAIL India Ltd. (GAIL IN)	2,001,507	3,640,833
	GE Vernova T&D India Ltd.	94,870	3,329,086
	GlaxoSmithKline Pharmaceuticals Ltd.	38,090	993,996
#	Glenmark Pharmaceuticals Ltd.	129,836	2,862,518
	Global Health Ltd.	25,146	290,096
# *	GMR Airports Ltd.	2,072,479	2,119,476
*	Go Digit General Insurance Ltd.	4,424	15,670
	Godfrey Phillips India Ltd.	30,767	681,043
	Godrej Consumer Products Ltd.	250,207	3,144,120
*	Godrej Industries Ltd.	22,627	238,866
*	Godrej Properties Ltd.	103,965	1,783,847
	Grasim Industries Ltd.	217,483	6,667,538
#	Gujarat Fluorochemicals Ltd.	19,757	656,515
#	Havells India Ltd.	158,724	2,215,427
	HCL Technologies Ltd.	718,185	13,219,560
Ω	HDFC Asset Management Co. Ltd.	164,362	4,488,305
#	HDFC Bank Ltd.	4,008,105	40,516,130
Ω	HDFC Life Insurance Co. Ltd.	306,313	2,431,311
		Shares	Value»
INDIA — (Continued)
#	Hero MotoCorp Ltd. (HMCL IN)	148,958	$8,965,589
	Hindalco Industries Ltd.	1,268,841	13,210,500
	Hindustan Aeronautics Ltd.	133,522	6,713,640
	Hindustan Copper Ltd.	165,750	1,212,364
	Hindustan Petroleum Corp. Ltd.	821,956	3,805,795
	Hindustan Unilever Ltd.	302,576	7,785,446
	Hitachi Energy India Ltd.	7,055	1,447,198
	Housing & Urban Development Corp. Ltd.	25,175	52,550
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,038,163
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	37,445,793
Ω	ICICI Lombard General Insurance Co. Ltd.	138,501	2,725,629
Ω	ICICI Prudential Life Insurance Co. Ltd.	182,247	1,255,615
	IDFC First Bank Ltd.	3,799,919	3,454,020
	Indian Bank	219,416	2,177,808
	Indian Hotels Co. Ltd.	571,497	4,185,879
#	Indian Oil Corp. Ltd.	1,690,828	2,994,687
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	1,734,055
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,407,493
	Indraprastha Gas Ltd.	40,564	78,619
*	Indus Towers Ltd.	1,287,559	6,221,846
*	IndusInd Bank Ltd.	405,601	3,940,331
	Info Edge India Ltd.	303,145	4,127,950
	Infosys Ltd. (INFO IN)	2,096,952	37,545,526
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,825,256
Ω	InterGlobe Aviation Ltd.	123,469	6,181,859
	Ipca Laboratories Ltd.	57,656	924,961
*	ITC Hotels Ltd.	222,249	437,714
	ITC Ltd.	2,061,428	7,229,563

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Stainless Ltd.	394,916	$3,538,953
	Jindal Steel Ltd.	464,838	5,661,647
	Jio Financial Services Ltd.	1,848,237	5,108,538
#	JK Cement Ltd.	28,111	1,690,558
	JSW Energy Ltd.	426,050	2,121,459
	JSW Steel Ltd.	562,687	7,395,094
	Jubilant Foodworks Ltd.	297,986	1,616,332
	Kalyan Jewellers India Ltd.	259,294	1,017,672
*	Kaynes Technology India Ltd.	4,681	177,524
	KEI Industries Ltd.	29,101	1,264,794
	Kotak Mahindra Bank Ltd.	2,034,300	9,017,218
	KPIT Technologies Ltd.	58,636	668,067
	KPR Mill Ltd.	28,495	269,971
#	Kwality Wall's India Ltd.	302,576	132,231
#	L&T Finance Ltd.	708,447	2,206,046
Ω	L&T Technology Services Ltd.	22,326	905,604
	Larsen & Toubro Ltd.	334,543	14,324,025
Ω	Laurus Labs Ltd.	285,414	3,002,037
#	Linde India Ltd.	8,394	548,042
	Lloyds Metals & Energy Ltd.	79,800	953,134
Ω	Lodha Developers Ltd.	184,088	1,946,368
Ω	LTIMindtree Ltd.	58,760	3,817,110
#	Lupin Ltd.	240,557	5,622,037
	Mahindra & Mahindra Financial Services Ltd.	502,431	2,029,511
	Mahindra & Mahindra Ltd.	793,184	29,725,131
	Mankind Pharma Ltd.	62,522	1,446,160
#	Marico Ltd.	528,814	4,205,059
	Maruti Suzuki India Ltd.	61,939	9,827,333
*	Max Financial Services Ltd.	131,466	2,301,234
#	Max Healthcare Institute Ltd.	448,317	4,670,342
	Mazagon Dock Shipbuilders Ltd.	35,665	1,000,159
	Motherson Sumi Wiring India Ltd.	614,101	287,743
	Motilal Oswal Financial Services Ltd.	127,230	1,040,580
	Mphasis Ltd.	110,972	3,332,617
		Shares	Value»
INDIA — (Continued)
#	MRF Ltd.	2,197	$3,178,686
	Multi Commodity Exchange of India Ltd.	89,115	2,441,980
	Muthoot Finance Ltd.	229,466	9,533,095
	Narayana Hrudayalaya Ltd.	69,230	1,330,799
	National Aluminium Co. Ltd.	341,745	1,414,951
	Navin Fluorine International Ltd.	6,288	412,516
	Nestle India Ltd.	384,606	5,586,110
	NHPC Ltd.	2,445,408	2,082,544
Ω	Nippon Life India Asset Management Ltd.	120,697	1,149,142
	NLC India Ltd.	236,356	663,979
	NMDC Ltd.	4,246,697	3,731,210
*	NMDC Steel Ltd.	1,251,805	574,317
	NTPC Ltd.	2,211,859	8,524,237
	Oberoi Realty Ltd.	101,713	1,649,829
	Oil & Natural Gas Corp. Ltd.	1,431,491	4,182,560
	Oil India Ltd.	351,358	1,956,467
	One 97 Communications Ltd.	302,067	3,716,486
	Oracle Financial Services Software Ltd.	27,889	2,348,579
	Page Industries Ltd.	5,755	2,053,745
	Patanjali Foods Ltd.	176,934	964,144
*	PB Fintech Ltd.	141,848	2,546,674
	Persistent Systems Ltd.	92,930	6,105,343
#	Petronet LNG Ltd.	1,034,909	3,260,018
	Phoenix Mills Ltd.	121,961	2,209,381
	PI Industries Ltd.	60,340	2,081,008
	Pidilite Industries Ltd.	170,066	2,637,473
	Piramal Pharma Ltd.	163,597	275,606
	Polycab India Ltd.	40,222	3,071,309
*	Poonawalla Fincorp Ltd.	140,258	604,974
	Power Finance Corp. Ltd.	1,781,182	7,339,617
	Power Grid Corp. of India Ltd.	2,263,465	6,304,966
	Prestige Estates Projects Ltd.	118,990	1,890,831
#	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,286,734
	Punjab National Bank	1,807,490	2,462,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Radico Khaitan Ltd.	42,584	$1,305,212
	Rail Vikas Nigam Ltd.	270,753	1,014,019
	REC Ltd.	1,844,827	7,319,639
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	4,596	278,988
	Reliance Industries Ltd. (RIL IN)	3,029,032	46,078,679
	Samvardhana Motherson International Ltd.	5,022,432	6,153,845
#	SBI Cards & Payment Services Ltd.	209,700	1,722,042
Ω	SBI Life Insurance Co. Ltd.	270,867	5,925,650
	Schaeffler India Ltd.	30,805	1,207,283
	Shree Cement Ltd.	6,406	1,879,775
#	Shriram Finance Ltd.	1,643,538	18,244,175
	Siemens Energy India Ltd.	25,747	695,528
	Siemens Ltd.	25,747	865,317
	SJVN Ltd.	289,115	228,690
	Solar Industries India Ltd.	25,227	3,691,231
	SRF Ltd.	135,219	4,128,166
	State Bank of India (SBID LI), GDR	128	15,166
	State Bank of India (SBIN IN)	1,072,406	12,567,540
	State Bank of India (SBKFF US), GDR	1,669	197,610
	Steel Authority of India Ltd.	950,894	1,555,512
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	390,944	6,782,984
	Sundaram Finance Ltd.	60,400	3,425,039
	Supreme Industries Ltd.	47,042	1,790,997
*	Suzlon Energy Ltd.	7,435,593	3,861,859
	Tata Communications Ltd.	103,969	1,776,928
	Tata Consultancy Services Ltd.	479,142	16,321,296
	Tata Consumer Products Ltd.	281,776	3,472,763
	Tata Elxsi Ltd.	13,934	806,971
*	Tata Motors Ltd./new	1,305,010	6,490,470
		Shares	Value»
INDIA — (Continued)
#	Tata Motors Passenger Vehicles Ltd.	1,305,010	$4,961,871
	Tata Power Co. Ltd.	1,063,049	4,237,303
	Tata Steel Ltd.	6,555,164	13,644,005
	Tech Mahindra Ltd.	427,815	8,080,583
#	Thermax Ltd.	8,677	272,663
	Titan Co. Ltd.	188,444	8,163,657
	Torrent Pharmaceuticals Ltd.	118,651	5,102,153
	Torrent Power Ltd.	135,106	2,040,330
	Trent Ltd.	117,296	4,805,923
	Tube Investments of India Ltd.	83,201	2,112,679
	TVS Motor Co. Ltd.	217,577	8,715,613
#	UltraTech Cement Ltd.	61,959	8,574,289
#	Union Bank of India Ltd.	1,395,817	2,736,079
	United Breweries Ltd.	45,973	730,492
	United Spirits Ltd.	217,067	3,213,778
	UNO Minda Ltd.	147,061	1,892,788
	UPL Ltd.	556,261	4,250,875
	Varun Beverages Ltd.	829,375	4,209,115
	Vedanta Ltd.	1,388,095	10,242,716
*	Vodafone Idea Ltd.	25,492,234	3,093,299
	Voltas Ltd.	124,989	1,800,004
	Wipro Ltd.	1,751,418	4,510,411
*	Yes Bank Ltd.	14,154,252	3,297,044
	Zydus Lifesciences Ltd.	252,848	2,432,244
TOTAL INDIA			1,065,303,914
INDONESIA — (1.2%)
	Alamtri Minerals Indonesia Tbk. PT	4,192,200	498,605
	Alamtri Resources Indonesia Tbk. PT	16,647,200	2,187,784
*	Amman Mineral Internasional PT	1,904,600	856,329
#	Aneka Tambang Tbk. PT	8,873,500	2,184,516
#	Astra International Tbk. PT	16,680,610	6,324,808
	Bank Central Asia Tbk. PT	31,170,600	13,772,712
	Bank Mandiri Persero Tbk. PT	29,718,968	8,551,517
	Bank Negara Indonesia Persero Tbk. PT	12,170,844	3,266,714

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Rakyat Indonesia Persero Tbk. PT	37,956,376	$8,616,242
	Bank Syariah Indonesia Tbk. PT	8,645,123	1,160,040
*	Barito Pacific Tbk. PT	13,950,128	1,795,105
	Barito Renewables Energy Tbk. PT	5,759,500	2,913,895
*	Bumi Resources Minerals Tbk. PT	31,180,100	1,978,420
*	Bumi Resources Tbk. PT	72,197,200	1,113,298
*	Capital Financial Indonesia Tbk. PT	4,823,600	444,725
	Chandra Asri Pacific Tbk. PT	1,381,900	533,197
	Charoen Pokphand Indonesia Tbk. PT	6,331,800	1,673,405
	Cisarua Mountain Dairy Tbk. PT	345,800	105,243
	Dayamitra Telekomunikasi PT	12,012,800	397,970
*	Dian Swastatika Sentosa Tbk. PT	566,300	3,366,701
	Elang Mahkota Teknologi Tbk. PT	12,882,700	752,508
*	Impack Pratama Industri Tbk. PT	7,296,600	1,027,768
	Indah Kiat Pulp & Paper Tbk. PT	328,700	178,992
	Indofood CBP Sukses Makmur Tbk. PT	1,922,100	912,093
	Indofood Sukses Makmur Tbk. PT	4,356,300	1,769,055
	Indosat Tbk. PT	5,358,800	712,667
*	Jaya Sukses Makmur Sentosa Tbk. PT	90,428	27,355
	Kalbe Farma Tbk. PT	15,424,800	1,052,078
	Mayora Indah Tbk. PT	3,073,925	422,526
*	MD Entertainment Tbk. PT	101,200	87,423
*	Merdeka Battery Materials Tbk. PT	24,789,100	1,034,806
*	Merdeka Copper Gold Tbk. PT	5,782,895	1,091,347
		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk. PT	235,200	$33,352
	Pantai Indah Kapuk Dua Tbk. PT	660,096	365,263
	Perusahaan Gas Negara Tbk. PT	5,493,000	695,385
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,645,333
	Petrosea Tbk. PT	2,315,800	980,652
	Sumber Alfaria Trijaya Tbk. PT	17,289,500	1,799,038
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	7,908,273
#	Tower Bersama Infrastructure Tbk. PT	407,000	43,229
	Transcoal Pacific Tbk. PT	364,100	223,353
	Trimegah Bangun Persada Tbk. PT	10,197,300	830,699
#	Unilever Indonesia Tbk. PT	7,071,600	811,984
	United Tractors Tbk. PT	1,725,996	2,688,855
	Vale Indonesia Tbk. PT	1,750,300	674,830
	XLSMART Telecom Sejahtera Tbk. PT	5,112,400	1,007,169
TOTAL INDONESIA			90,517,259
KUWAIT — (0.5%)
	Agility Public Warehousing Co. KSCC	155,725	68,271
#	Al Ahli Bank of Kuwait KSCP	782,835	753,387
	Boubyan Bank KSCP	380,623	840,007
	Boursa Kuwait Securities Co. KPSC	43,989	451,259
	Burgan Bank SAK	1,117,273	725,009
	Gulf Bank KSCP	2,594,090	2,912,324
	Kuwait Finance House KSCP	4,764,505	12,537,723
	Kuwait Telecommunications Co.	226,658	484,565
#	Mabanee Co. KPSC	700,050	2,291,163
	Mobile Telecommunications Co. KSCP	2,323,642	3,871,728

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	3,964,089	$12,282,247
	National Industries Group Holding SAK	1,806,748	1,553,015
*	Warba Bank KSCP	2,088,186	1,927,332
TOTAL KUWAIT			40,698,030
MALAYSIA — (1.4%)
#	99 Speed Mart Retail Holdings Bhd.	820,900	832,858
#	Alliance Bank Malaysia Bhd.	1,015,270	1,348,562
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,523,149
	Axiata Group Bhd.	2,965,732	1,729,154
	Batu Kawan Bhd.	124,700	611,944
	Bursa Malaysia Bhd.	362,300	829,323
	CelcomDigi Bhd.	2,133,320	1,764,382
# *	Chin Hin Group Bhd.	124,000	72,741
	CIMB Group Holdings Bhd.	5,567,870	12,130,788
	Dialog Group Bhd.	2,194,818	915,351
	Eco World Development Group Bhd.	820,900	464,521
#	Fraser & Neave Holdings Bhd.	115,900	1,048,566
#	Frontken Corp. Bhd.	1,053,300	1,026,728
	Gamuda Bhd.	3,404,909	3,828,254
	Genting Bhd.	1,872,800	1,357,046
#	Genting Malaysia Bhd.	2,524,700	1,268,247
	HAP Seng Consolidated Bhd.	410,100	310,889
	Heineken Malaysia Bhd.	67,400	408,641
#	Hong Leong Bank Bhd.	239,466	1,567,120
#	Hong Leong Financial Group Bhd.	212,783	1,206,859
	IHH Healthcare Bhd.	853,800	1,938,526
	IJM Corp. Bhd.	2,122,200	1,442,393
	Inari Amertron Bhd.	1,239,800	506,764
	IOI Corp. Bhd.	1,281,405	1,293,956
	IOI Properties Group Bhd.	1,450,429	1,173,155
	KPJ Healthcare Bhd.	1,501,100	1,054,777
		Shares	Value»
MALAYSIA — (Continued)
	Kuala Lumpur Kepong Bhd.	346,302	$1,713,805
#	Malayan Banking Bhd.	2,707,619	8,103,572
	Malayan Cement Bhd.	347,200	703,551
#	Maxis Bhd.	1,540,700	1,495,194
	MISC Bhd.	598,498	1,214,002
Ω	Mr. DIY Group M Bhd.	2,527,150	1,175,404
	Nestle Malaysia Bhd.	48,300	1,372,143
#	Petronas Chemicals Group Bhd.	1,381,400	1,134,055
	Petronas Dagangan Bhd.	194,500	1,045,553
	Petronas Gas Bhd.	360,800	1,682,345
	PPB Group Bhd.	542,580	1,552,655
#	Press Metal Aluminium Holdings Bhd.	2,060,800	3,950,409
	Public Bank Bhd.	8,022,870	9,916,210
	QL Resources Bhd.	1,443,877	1,471,736
#	RHB Bank Bhd.	1,780,480	3,815,696
	SD Guthrie Bhd.	1,387,121	2,053,471
	Sime Darby Bhd.	3,795,661	2,078,826
	Sime Darby Property Bhd.	2,592,500	987,749
	Sunway Bhd.	1,579,882	2,304,103
	Sunway Construction Group Bhd.	485,700	729,389
	Telekom Malaysia Bhd.	803,529	1,611,765
	Tenaga Nasional Bhd.	1,305,750	4,619,893
#	TIME dotCom Bhd.	897,000	1,358,621
	United Plantations Bhd.	233,150	1,785,742
	ViTrox Corp. Bhd.	333,600	368,667
	Westports Holdings Bhd.	633,148	981,682
	Yinson Holdings Bhd.	745,800	446,514
#	YTL Corp. Bhd.	3,814,554	2,011,341
#	YTL Power International Bhd.	2,014,899	1,649,325
	Zetrix Ai Bhd.	1,661,737	339,470
TOTAL MALAYSIA			107,327,582
MEXICO — (1.8%)
	America Movil SAB de CV (2228390D US), ADR	7,345	152,042
	America Movil SAB de CV (AMXB MM)	12,430,805	12,853,322

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Arca Continental SAB de CV	325,180	$3,662,834
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	11,327,350
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,559,284
#	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	164,465
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,841,549
*	Controladora AXTEL SAB de CV	3,493,876	175,933
	El Puerto de Liverpool SAB de CV, Class C1	163,857	988,243
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	6,337,618
#	Gruma SAB de CV, Class B	178,279	3,212,919
	Grupo Aeroportuario del Centro Norte SAB de CV	26,333	384,508
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,973,636
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,984,423
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	4,112,224
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	103,413
	Grupo Bimbo SAB de CV	999,073	3,472,402
	Grupo Carso SAB de CV	435,634	2,963,637
	Grupo Comercial Chedraui SA de CV	279,634	1,913,723
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	18,180,879
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	$3,570,848
	Grupo Mexico SAB de CV	1,862,727	20,553,310
*	Industrias Penoles SAB de CV	201,231	11,664,397
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	3,431,107
	Organizacion Soriana SAB de CV, Class B	169,864	347,970
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,896,352
	Wal-Mart de Mexico SAB de CV	2,098,615	6,659,944
TOTAL MEXICO			135,488,332
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	18,152	199,857
	Cia de Minas Buenaventura SAA, ADR	35,679	1,222,362
	Credicorp Ltd.	31,265	11,156,290
TOTAL PERU			12,578,509
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	1,294,020	698,155
	Aboitiz Power Corp.	1,003,100	731,599
	Ayala Corp.	156,092	1,341,346
	Ayala Land, Inc.	3,786,618	1,365,340
	Bank of the Philippine Islands	1,306,982	2,753,061
#	BDO Unibank, Inc.	1,877,628	4,303,403
	Century Pacific Food, Inc.	181,700	117,440
	China Banking Corp.	420,400	457,121
	DMCI Holdings, Inc.	2,208,200	406,240
	Emperador, Inc.	1,167,000	306,936
	Globe Telecom, Inc.	27,092	726,066
#	International Container Terminal Services, Inc.	556,400	6,094,217
	JG Summit Holdings, Inc.	1,709,300	808,601
	Jollibee Foods Corp.	399,530	1,390,520

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	721,500	$195,717
#	Manila Electric Co.	121,000	1,210,921
#	Metropolitan Bank & Trust Co.	1,653,498	2,050,670
	PLDT, Inc. (TEL PM)	64,775	1,478,370
	San Miguel Corp.	856,840	1,164,795
#	Semirara Mining & Power Corp.	162,000	87,757
#	SM Investments Corp.	76,213	905,827
	SM Prime Holdings, Inc.	3,779,510	1,383,898
	Universal Robina Corp.	488,580	588,209
TOTAL PHILIPPINES			30,566,209
POLAND — (1.2%)
	Alior Bank SA	120,584	3,935,820
* Ω	Allegro.eu SA	168,079	1,380,745
	Asseco Poland SA	38,891	2,368,306
	Bank Handlowy w Warszawie SA	30,810	1,000,549
*	Bank Millennium SA	463,894	2,244,093
	Bank Polska Kasa Opieki SA	133,639	8,127,654
	BNPP Bank Polska SA	2,292	94,332
	Budimex SA	11,804	2,281,864
# *	CCC SA	18,474	610,617
	CD Projekt SA	38,715	2,826,062
* Ω	Dino Polska SA	274,720	2,906,413
	ING Bank Slaski SA	26,990	2,949,374
*	KGHM Polska Miedz SA	96,784	8,980,256
	LPP SA	744	4,108,762
*	mBank SA	12,730	3,713,359
	Orange Polska SA	509,519	1,647,388
	ORLEN SA	322,169	9,791,547
#	Pepco Group NV	109,466	894,541
# *	PGE Polska Grupa Energetyczna SA	1,124,833	3,172,435
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	8,953,511
	Powszechny Zaklad Ubezpieczen SA	370,671	7,293,443
	Santander Bank Polska SA	16,240	2,547,867
# *	Tauron Polska Energia SA	1,241,086	3,838,310
TOTAL POLAND			85,667,248
QATAR — (0.6%)
	Al Rayan Bank	3,558,924	2,223,188
	Barwa Real Estate Co.	49,162	36,980
		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	2,869,365	$3,750,481
	Dukhan Bank	1,044,432	1,022,327
*	Estithmar Holding QPSC	372,743	412,528
#	Industries Qatar QSC	231,604	808,408
	Mesaieed Petrochemical Holding Co.	4,937,764	1,484,196
	Nebras Energy	364,988	1,535,132
	Ooredoo QPSC	1,014,178	3,988,028
#	Qatar Fuel QSC	403,871	1,719,633
	Qatar Gas Transport Co. Ltd.	2,385,438	3,141,970
	Qatar International Islamic Bank QSC	733,828	2,302,750
#	Qatar Islamic Bank QPSC	527,711	3,624,270
	Qatar National Bank QPSC	3,474,334	18,929,538
	Qatar Navigation QSC	744,069	2,311,610
TOTAL QATAR			47,291,039
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
* ††	PhosAgro PJSC	582	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (2.8%)
*	ACWA Power Co.	73,421	$3,664,261
#	Ades Holding Co.	319,117	1,635,088
	Al Rajhi Bank	1,032,597	29,487,143
# *	Al Rajhi Co. for Co-operative Insurance	15,844	350,999
	Aldrees Petroleum & Transport Services Co.	31,402	999,911
	Alinma Bank	939,614	7,137,113
	Almarai Co. JSC	480,024	5,662,558
	Arab National Bank	744,215	4,516,826
	Arabian Internet & Communications Services Co.	21,572	1,348,269
	Astra Industrial Group Co.	27,507	1,099,682
	Bank AlBilad	633,158	4,483,132
*	Bank Al-Jazira	622,708	2,079,918
	Banque Saudi Fransi	958,286	4,612,814
#	Bupa Arabia for Cooperative Insurance Co.	60,442	2,655,296
	Co. for Cooperative Insurance	79,101	2,886,328
#	Dallah Healthcare Co.	30,041	990,786
*	Dar Al Arkan Real Estate Development Co.	546,845	2,725,862
#	Dr. Sulaiman Al Habib Medical Services Group Co.	71,653	4,997,211
#	Electrical Industries Co.	322,105	1,172,600
	Elm Co.	15,971	3,303,271
	Etihad Etisalat Co.	520,555	9,795,859
	Jamjoom Pharmaceuticals Factory Co.	15,365	573,171
	Jarir Marketing Co.	521,114	1,982,486
	Mobile Telecommunications Co. Saudi Arabia	129,774	382,889
	Mouwasat Medical Services Co.	95,550	1,773,563
#	Nahdi Medical Co.	30,024	788,342
*	Power & Water Utility Co. for Jubail & Yanbu	4,572	39,544
*	Rabigh Refining & Petrochemical Co.	408,020	774,247
*	Rasan Information Technology Co.	9,179	342,082
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyad Bank	1,158,961	$8,697,603
	Riyadh Cables Group Co.	26,906	936,459
	SABIC Agri-Nutrients Co.	179,530	5,981,409
	Sahara International Petrochemical Co.	336,949	1,376,734
	SAL Saudi Logistics Services	29,671	1,426,213
*	Saudi Arabian Mining Co.	434,248	8,823,027
Ω	Saudi Arabian Oil Co.	3,001,359	20,632,014
	Saudi Aramco Base Oil Co.	47,935	1,336,230
	Saudi Awwal Bank	645,952	6,137,823
	Saudi Basic Industries Corp.	394,090	5,972,698
	Saudi Electricity Co.	620,972	2,383,887
	Saudi Industrial Investment Group	263,094	877,824
	Saudi Investment Bank	578,763	2,160,063
	Saudi National Bank	1,208,763	14,451,215
*	Saudi Research & Media Group	28,918	922,999
	Saudi Tadawul Group Holding Co.	21,551	922,773
	Saudi Telecom Co.	1,584,604	18,810,489
#	Yanbu National Petrochemical Co.	223,149	1,607,290
TOTAL SAUDI ARABIA			205,718,001
SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	674,651	10,630,853
	Anglogold Ashanti PLC (AU US)	208,178	19,333,491
	Bid Corp. Ltd.	237,947	5,944,527
	Bidvest Group Ltd.	355,274	5,140,699
#	Capitec Bank Holdings Ltd.	32,018	8,596,628
	Clicks Group Ltd.	223,625	4,455,189
	Discovery Ltd.	551,054	8,034,768
#	Exxaro Resources Ltd.	68,777	784,019
#	FirstRand Ltd.	2,638,155	15,047,655
#	Gold Fields Ltd. (GFI US), Sponsored ADR	568,611	28,498,783
#	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	7,562,386

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	$5,012,062
	Impala Platinum Holdings Ltd.	695,506	12,963,704
#	Investec Ltd.	230,182	1,866,094
	Kumba Iron Ore Ltd.	73,385	1,627,862
	Mr. Price Group Ltd.	15,974	175,413
	MTN Group Ltd.	1,367,609	15,186,716
#	Naspers Ltd., Class N	270,865	16,583,776
	Nedbank Group Ltd.	421,077	6,895,621
	NEPI Rockcastle NV	531,353	4,838,832
	Northam Platinum Holdings Ltd.	200,653	4,780,646
	Old Mutual Ltd. (OMU SJ)	4,994,158	4,793,056
#	OUTsurance Group Ltd.	736,771	3,251,870
Ω	Pepkor Holdings Ltd.	2,938,289	4,801,089
	Sanlam Ltd.	1,392,750	8,725,071
*	Sasol Ltd. (SOL SJ)	586,406	4,141,950
# *	Sasol Ltd. (SSL US), Sponsored ADR	54,961	391,322
	Shoprite Holdings Ltd.	353,663	5,835,085
*	Sibanye Stillwater Ltd. (SBSW US), ADR	549,421	9,274,226
	Standard Bank Group Ltd.	994,143	18,270,328
	Tiger Brands Ltd.	10,967	228,007
	Valterra Platinum Ltd.	91,406	8,212,658
	Vodacom Group Ltd.	586,210	5,407,413
TOTAL SOUTH AFRICA			257,291,799
SOUTH KOREA — (15.9%)
*	ABLBio, Inc.	12,518	1,708,177
*	Alteogen, Inc.	25,292	7,232,858
	Amorepacific Corp.	23,923	2,302,739
	BNK Financial Group, Inc.	280,250	3,229,349
	Caregen Co. Ltd.	7,103	618,803
	Celltrion Pharm, Inc.	7,577	383,132
	Celltrion, Inc.	40,734	5,928,262
	Cheil Worldwide, Inc.	12,899	196,454
	CJ CheilJedang Corp.	9,559	1,413,646
	CJ Corp.	20,934	3,161,643
	CJ Logistics Corp.	738	53,092
		Shares	Value»
SOUTH KOREA — (Continued)
	Classys, Inc.	17,370	$893,546
	Cosmax, Inc.	854	119,802
#	Coway Co. Ltd.	62,794	3,633,271
#	DB HiTek Co. Ltd.	27,804	2,028,603
	DB Insurance Co. Ltd.	61,354	6,057,447
	Dongsuh Cos., Inc.	19,482	351,505
	Doosan Bobcat, Inc.	62,204	2,532,446
#	Doosan Co. Ltd.	6,919	4,054,922
*	Doosan Enerbility Co. Ltd.	230,151	14,367,400
#	Douzone Bizon Co. Ltd.	13,356	901,194
*	Ecopro BM Co. Ltd.	16,046	2,570,330
	Ecopro Co. Ltd.	50,001	5,609,281
	E-MART, Inc.	4,139	261,249
	Eo Technics Co. Ltd.	2,704	697,555
	F&F Co. Ltd.	1,544	78,045
	GS Holdings Corp. (078930 KS)	55,047	2,621,933
*	GS P&L Co. Ltd.	6,432	228,862
	Hana Financial Group, Inc.	312,933	21,743,239
	Hanjin Kal Corp.	15,924	1,243,414
	Hankook Tire & Technology Co. Ltd.	97,522	4,313,281
	Hanmi Pharm Co. Ltd.	4,951	1,666,964
	Hanmi Science Co. Ltd.	5,119	150,899
	Hanmi Semiconductor Co. Ltd.	31,164	4,508,090
#	Hansol Chemical Co. Ltd.	1,001	194,898
	Hanwha Aerospace Co. Ltd.	19,602	17,645,346
	Hanwha Corp.	13,652	1,083,900
*	Hanwha Engine	23,711	891,870
*	Hanwha Life Insurance Co. Ltd.	109,339	264,355
*	Hanwha Ocean Co. Ltd.	30,775	2,955,369
	Hanwha Solutions Corp.	92,221	1,760,744
	Hanwha Systems Co. Ltd.	46,497	3,041,002
*	Hanwha Vision Co. Ltd.	20,731	883,825
	HD Construction Equipment Co. Ltd.	12,216	919,603
	HD Hyundai Co. Ltd.	55,508	9,008,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Electric Co. Ltd.	17,489	$10,714,544
	HD Hyundai Heavy Industries Co. Ltd.	13,518	5,380,570
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,326	8,972,820
*	HD-Hyundai Marine Engine	6,075	372,105
	HL Mando Co. Ltd.	30,805	1,364,936
*	HLB, Inc.	40,235	1,543,185
	HMM Co. Ltd.	169,460	2,348,828
*	HPSP Co. Ltd.	4,230	135,598
*	Hugel, Inc.	5,050	965,032
	HYBE Co. Ltd.	11,677	3,017,945
	Hyosung Heavy Industries Corp.	2,938	5,269,479
	Hyundai Autoever Corp.	6,172	1,978,665
	Hyundai Elevator Co. Ltd.	15,545	1,015,829
	Hyundai Engineering & Construction Co. Ltd.	68,357	4,852,153
	Hyundai Glovis Co. Ltd.	51,597	8,699,214
*	Hyundai Marine & Fire Insurance Co. Ltd.	30,480	594,250
	Hyundai Mobis Co. Ltd.	35,390	11,057,845
	Hyundai Motor Co.	81,301	28,301,322
	Hyundai Rotem Co. Ltd.	66,286	10,598,821
	Hyundai Steel Co.	77,199	1,675,469
*	Iljin Electric Co. Ltd.	16,502	761,357
	Industrial Bank of Korea	320,054	4,917,279
	IsuPetasys Co. Ltd.	38,208	3,085,893
	JB Financial Group Co. Ltd.	154,394	2,693,830
	JYP Entertainment Corp.	21,035	1,070,496
	Kakao Corp.	92,700	3,940,148
	KakaoBank Corp.	128,179	2,033,234
*	Kakaopay Corp.	16,843	735,878
	Kangwon Land, Inc.	78,639	951,100
	KB Financial Group, Inc. (105560 KS)	261,915	24,515,003
	KCC Corp.	4,017	1,358,540
	KEPCO Engineering & Construction Co., Inc.	8,024	728,560
		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co. Ltd.	5,563	$215,648
	Kia Corp.	207,178	22,044,390
	KIWOOM Securities Co. Ltd.	22,126	6,801,075
	Korea Aerospace Industries Ltd.	62,023	7,228,732
	Korea Electric Power Corp. (015760 KS)	174,466	7,036,751
	Korea Gas Corp.	24,489	680,391
	Korea Investment Holdings Co. Ltd.	51,532	7,708,911
#	Korea Zinc Co. Ltd.	1,245	1,621,851
	Korean Air Lines Co. Ltd.	201,280	3,245,264
*	Krafton, Inc.	23,398	4,107,658
	KT Corp. (KT US), Sponsored ADR	82,100	1,717,532
	KT&G Corp.	69,926	7,478,453
#	Kumho Petrochemical Co. Ltd.	17,000	1,697,967
# *	L&F Co. Ltd.	6,043	526,394
	LEENO Industrial, Inc.	52,270	3,805,658
#	LG Chem Ltd.	31,644	6,794,640
	LG Corp.	75,623	4,800,422
*	LG Display Co. Ltd. (034220 KS)	157,673	1,271,337
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,152,709
	LG Electronics, Inc.	149,323	10,238,140
*	LG Energy Solution Ltd.	10,336	2,841,225
	LG H&H Co. Ltd.	7,948	1,444,237
	LG Innotek Co. Ltd.	15,931	2,705,107
#	LG Uplus Corp.	259,247	2,880,144
	LIG Nex1 Co. Ltd.	12,128	4,045,306
*	LigaChem Biosciences, Inc.	11,496	1,610,773
	Lotte Chemical Corp.	14,982	864,639
	Lotte Corp.	24,075	523,131
	Lotte Shopping Co. Ltd.	2,374	138,531
	LS Corp.	22,166	3,495,460
#	LS Electric Co. Ltd.	20,831	8,117,826
	Macquarie Korea Infrastructure Fund	371,458	2,887,005
	Meritz Financial Group, Inc.	90,010	7,277,792
*	Mezzion Pharma Co. Ltd.	6,943	829,757

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Securities Co. Ltd.	208,606	$6,184,224
	Misto Holdings Corp.	5,734	186,718
	NAVER Corp.	45,056	8,564,320
	NCSoft Corp.	10,567	1,718,411
Ω	Netmarble Corp.	24,593	899,619
	NH Investment & Securities Co. Ltd.	170,869	3,203,515
	NongShim Co. Ltd.	562	158,418
*	OliX Pharmaceuticals, Inc.	5,567	531,743
	Orion Corp.	24,293	1,977,496
*	Peptron, Inc.	7,186	1,522,374
*	PharmaResearch Co. Ltd.	4,048	1,328,354
	Poongsan Corp.	12,142	1,107,119
	Posco DX Co. Ltd.	33,027	885,287
*	POSCO Future M Co. Ltd.	8,797	1,361,108
	POSCO Holdings, Inc. (005490 KS)	40,617	9,746,599
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	152,986
	Posco International Corp.	43,584	1,881,962
*	Rainbow Robotics	4,141	2,084,677
*	Robotis Co. Ltd.	2,943	687,097
	S-1 Corp.	15,723	870,608
*	Sam Chun Dang Pharm Co. Ltd.	7,088	2,353,417
* Ω	Samsung Biologics Co. Ltd.	4,362	5,271,522
	Samsung C&T Corp.	47,044	9,806,583
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,219,204
	Samsung Electro-Mechanics Co. Ltd.	36,362	6,993,092
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	348,662,390
	Samsung Engineering Co. Ltd.	163,107	3,471,945
*	Samsung Episholdings Co. Ltd.	2,354	991,055
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	10,360,051
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Samsung Heavy Industries Co. Ltd.	308,492	$6,287,426
	Samsung Life Insurance Co. Ltd.	47,725	6,214,058
	Samsung SDI Co. Ltd.	36,097	9,716,451
	Samsung SDS Co. Ltd.	38,386	4,602,950
#	Samsung Securities Co. Ltd.	106,300	6,672,256
	Samyang Foods Co. Ltd.	3,294	2,692,045
*	Sanil Electric Co. Ltd.	4,705	477,328
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	17,044,904
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,618	1,085,988
*	Silicon2 Co. Ltd.	7,404	271,914
*	SK Biopharmaceuticals Co. Ltd.	22,023	1,796,911
*	SK Bioscience Co. Ltd.	17,980	632,025
	SK Hynix, Inc.	350,913	219,102,017
	SK Innovation Co. Ltd.	37,174	2,884,073
	SK Telecom Co. Ltd. (017670 KS)	83,702	4,218,243
#	SK, Inc.	32,893	7,595,956
# *	SKC Co. Ltd.	10,347	835,661
	SM Entertainment Co. Ltd.	5,222	418,856
# *	S-Oil Corp.	38,378	2,819,442
	ST Pharm Co. Ltd.	3,613	401,021
*	Taihan Cable & Solution Co. Ltd.	43,396	880,777
*	Voronoi, Inc.	3,879	600,333
*	Wonik Holdings Co. Ltd.	19,089	556,067
	WONIK IPS Co. Ltd.	15,802	1,243,129
	Woori Financial Group, Inc. (316140 KS)	728,196	15,233,031
#	Youngone Corp.	19,151	1,209,659
	Yuhan Corp.	26,467	1,978,294
TOTAL SOUTH KOREA			1,192,648,109
TAIWAN — (21.4%)
	Accton Technology Corp.	377,000	13,181,141

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acer, Inc.	3,279,811	$2,606,212
	Acter Group Corp. Ltd.	95,000	1,890,802
	ADATA Technology Co. Ltd.	32,000	362,180
	Advanced Echem Materials Co. Ltd.	19,000	516,802
	Advanced Energy Solution Holding Co. Ltd.	30,000	1,060,500
	Advantech Co. Ltd.	403,089	3,804,032
	Airtac International Group	157,602	5,703,711
#	Alchip Technologies Ltd.	65,000	6,381,662
	ASE Technology Holding Co. Ltd.	2,830,782	26,318,091
	Asia Cement Corp.	2,725,758	3,041,424
	Asia Vital Components Co. Ltd.	269,000	12,221,340
	ASMedia Technology, Inc.	39,000	1,590,512
	ASPEED Technology, Inc.	31,300	8,753,231
	Asustek Computer, Inc.	553,180	8,690,331
#	AUO Corp. (2409 TT)	7,603,498	3,293,312
	AURAS Technology Co. Ltd.	72,000	2,060,191
	Bizlink Holding, Inc.	180,950	7,348,608
	Bora Pharmaceuticals Co. Ltd.	10,094	193,016
*	Caliway Biopharmaceuticals Co. Ltd.	467,000	2,441,084
	Capital Securities Corp.	127,000	119,226
	Catcher Technology Co. Ltd.	708,429	4,524,478
	Cathay Financial Holding Co. Ltd.	6,531,393	15,560,924
	Chailease Holding Co. Ltd.	1,654,651	5,453,451
#	Chang Hwa Commercial Bank Ltd.	7,315,570	4,735,395
	Chenbro Micom Co. Ltd.	36,000	1,027,336
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,020,578
	Chicony Electronics Co. Ltd.	810,497	2,996,289
	China Airlines Ltd.	4,636,536	3,261,755
#	China Steel Corp.	12,637,932	8,315,066
		Shares	Value»
TAIWAN — (Continued)
	Chroma ATE, Inc.	326,000	$10,010,282
	Chung-Hsin Electric & Machinery Manufacturing Corp.	78,000	416,857
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,056,097
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,006,120
	Compal Electronics, Inc.	5,016,541	5,177,408
	Compeq Manufacturing Co. Ltd.	1,260,000	6,718,037
	CTBC Financial Holding Co. Ltd.	11,441,175	18,433,385
	Delta Electronics, Inc.	964,486	36,807,017
	E Ink Holdings, Inc.	892,000	4,958,772
	E.Sun Financial Holding Co. Ltd.	10,620,602	11,246,515
#	Eclat Textile Co. Ltd.	228,402	2,857,316
	Elite Material Co. Ltd.	190,000	10,306,074
	eMemory Technology, Inc.	70,000	4,031,645
	Eva Airways Corp.	4,456,758	5,275,183
	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,173,679
	EZconn Corp.	27,000	1,504,333
	Far Eastern International Bank	623,200	247,018
	Far Eastern New Century Corp.	3,702,085	3,259,628
#	Far EasTone Telecommunications Co. Ltd.	2,171,000	6,107,284
	Feng TAY Enterprise Co. Ltd.	635,666	1,937,700
	First Financial Holding Co. Ltd.	9,944,409	9,078,429
#	Formosa Chemicals & Fibre Corp.	3,768,518	5,044,814
	Formosa Petrochemical Corp.	863,000	1,466,296
	Formosa Plastics Corp.	4,146,153	6,211,013
	Fortune Electric Co. Ltd.	138,620	4,230,873
	Fositek Corp.	30,000	1,334,619

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	962,627	$1,741,438
	Fubon Financial Holding Co. Ltd.	5,756,933	16,531,489
	Getac Holdings Corp.	327,000	1,166,629
	Gigabyte Technology Co. Ltd.	580,000	4,266,864
	Global Unichip Corp.	69,000	5,661,252
	Globalwafers Co. Ltd.	282,000	4,433,779
	Gold Circuit Electronics Ltd.	337,000	7,359,079
	Highwealth Construction Corp.	1,515,416	1,785,285
	Hiwin Technologies Corp.	60,291	472,522
#	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	39,679,509
	Hotai Motor Co. Ltd.	268,960	4,636,274
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,934,364
	Innolux Corp.	6,916,372	4,744,998
#	International Games System Co. Ltd.	284,000	6,449,494
	Inventec Corp.	2,781,550	3,948,420
	Jentech Precision Industrial Co. Ltd.	50,000	4,430,012
#	KGI Financial Holding Co. Ltd.	17,322,108	9,904,873
	King Slide Works Co. Ltd.	33,000	3,248,686
	King Yuan Electronics Co. Ltd.	1,488,000	13,786,568
	L&K Engineering Co. Ltd.	170,000	3,069,524
	Largan Precision Co. Ltd. (3008 TT)	103,860	7,915,925
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,535,805
	Lite-On Technology Corp.	1,515,410	7,789,478
	Lotes Co. Ltd.	101,700	4,580,300
#	Lotus Pharmaceutical Co. Ltd.	88,000	1,007,173
	Makalot Industrial Co. Ltd.	33,020	319,204
	MediaTek, Inc.	765,995	42,490,152
	Mega Financial Holding Co. Ltd.	7,725,541	9,499,705
		Shares	Value»
TAIWAN — (Continued)
	Micro-Star International Co. Ltd.	807,000	$2,302,334
	Mitac Holdings Corp.	890,000	2,213,343
	momo.com, Inc.	47,832	285,369
	MPI Corp.	49,000	3,872,418
	Nan Ya Plastics Corp.	4,051,599	9,685,661
	Nan Ya Printed Circuit Board Corp.	199,000	2,423,673
*	Nanya Technology Corp.	1,217,010	12,319,469
	Nien Made Enterprise Co. Ltd.	267,000	3,602,438
#	Novatek Microelectronics Corp.	691,000	8,199,137
	Pegatron Corp.	2,079,345	4,585,371
	PharmaEssentia Corp.	264,045	6,445,882
	Phison Electronics Corp.	169,000	12,533,147
#	Pou Chen Corp.	2,506,487	2,422,727
*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	5,988,283
	Powertech Technology, Inc.	902,819	7,149,020
#	President Chain Store Corp.	742,831	5,043,953
#	Quanta Computer, Inc.	2,224,000	19,578,242
#	Radiant Opto-Electronics Corp.	99,000	382,490
#	Realtek Semiconductor Corp.	502,950	7,695,028
#	Ruentex Development Co. Ltd.	1,626,101	1,486,052
	Ruentex Industries Ltd.	56,214	89,938
	Sakura Development Co. Ltd.	58,800	88,038
	Sanyang Motor Co. Ltd.	6,000	11,388
	Shanghai Commercial & Savings Bank Ltd.	4,073,718	5,102,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shihlin Electric & Engineering Corp.	252,000	$1,822,744
	Silergy Corp.	173,000	1,527,084
	Simplo Technology Co. Ltd.	182,000	2,001,784
	Sino-American Silicon Products, Inc.	56,000	212,131
#	SinoPac Financial Holdings Co. Ltd.	10,368,699	9,391,801
	Synnex Technology International Corp.	1,370,343	2,839,753
	TA Chen Stainless Pipe	2,104,636	2,612,735
#	Taichung Commercial Bank Co. Ltd.	4,056,555	2,575,898
	Taiwan Business Bank	8,943,181	4,357,786
	Taiwan Cooperative Financial Holding Co. Ltd.	8,085,932	6,042,984
	Taiwan FamilyMart Co. Ltd.	4,000	24,149
	Taiwan Fertilizer Co. Ltd.	107,000	157,209
*	Taiwan Glass Industry Corp.	408,375	617,178
	Taiwan High Speed Rail Corp.	2,026,000	1,758,210
#	Taiwan Mobile Co. Ltd.	1,824,300	6,116,938
#	Taiwan Secom Co. Ltd.	71,670	242,530
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	684,829,142
	Taiwan Union Technology Corp.	214,000	3,384,758
	Tatung Co. Ltd.	1,444,600	1,771,874
	TCC Group Holdings Co. Ltd.	7,282,701	6,093,274
	Teco Electric & Machinery Co. Ltd.	1,557,000	3,971,362
#	Transcend Information, Inc.	169,000	1,406,973
	Tripod Technology Corp.	561,870	6,621,814
#	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	15,504,422
*	TS Financial Holding Co. Ltd (28871 TT)	2,690,628	795,963
		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	1,295,622	$15,400,816
	Union Bank of Taiwan	1,077,370	638,504
	Uni-President Enterprises Corp.	4,892,033	11,129,484
	United Integrated Services Co. Ltd.	170,000	4,847,748
	United Microelectronics Corp. (2303 TT)	9,504,000	18,910,612
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	601,455
	Vanguard International Semiconductor Corp.	1,125,126	5,100,308
	VisEra Technologies Co. Ltd.	104,000	929,142
	Voltronic Power Technology Corp.	97,224	2,611,430
	Walsin Lihwa Corp.	3,142,952	4,301,482
	Wan Hai Lines Ltd.	886,747	2,076,759
	Win Semiconductors Corp.	301,000	2,225,738
# *	Winbond Electronics Corp.	3,826,591	15,131,647
* ††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	14,000	1,721,019
#	Wistron Corp.	2,463,699	10,082,432
#	Wiwynn Corp.	132,000	14,796,157
#	WNC Corp.	21,172	123,471
	WPG Holdings Ltd.	1,741,039	3,540,933
	WT Microelectronics Co. Ltd.	732,945	3,618,488
	Yageo Corp.	1,366,536	11,930,375
#	Yang Ming Marine Transport Corp.	2,002,000	3,396,817
	Yuanta Financial Holding Co. Ltd.	9,309,018	12,681,032
	Zhen Ding Technology Holding Ltd.	936,700	5,772,518
TOTAL TAIWAN			1,597,513,085
THAILAND — (1.2%)
	Advanced Info Service PCL	616,200	6,833,906
	Airports of Thailand PCL	1,871,000	2,986,866
#	Asset World Corp. PCL	6,929,500	478,204

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	B Grimm Power PCL	654,300	$265,194
	Bangchak Corp. PCL	656,200	631,080
#	Bangkok Bank PCL (BBLF TB)	529,400	2,655,736
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	635,591
	Bangkok Dusit Medical Services PCL, Class F	4,642,300	2,960,557
#	Bangkok Expressway & Metro PCL	5,243,799	874,838
#	Banpu PCL	7,701,966	1,309,772
	Berli Jucker PCL	973,200	445,872
*	BTS Group Holdings PCL	12,362,900	854,061
	Bumrungrad Hospital PCL	496,000	2,638,926
	Cal-Comp Electronics Thailand PCL, Class F	2,100,200	317,645
	Carabao Group PCL	273,600	375,266
	Central Pattana PCL	1,355,000	2,478,877
#	Central Plaza Hotel PCL	608,000	679,078
	Central Retail Corp. PCL	1,472,650	918,939
	Charoen Pokphand Foods PCL	3,273,523	2,144,318
#	Com7 PCL	1,465,900	1,018,462
	CP ALL PCL	2,201,500	3,035,099
	CP Axtra PCL	1,222,761	573,849
	Delta Electronics Thailand PCL	1,253,600	8,111,028
	Electricity Generating PCL	203,700	758,075
	Global Power Synergy PCL	529,000	594,467
*	Gulf Development PCL	1,894,125	2,817,534
	Home Product Center PCL	4,731,213	1,064,304
#	Indorama Ventures PCL	1,320,300	855,016
	I-TAIL Corp. PCL	519,000	283,311
#	Kasikornbank PCL (KBANKF TB)	220,900	1,319,327
#	Kasikornbank PCL (KBANKR TB), NVDR	5,500	32,849
		Shares	Value»
THAILAND — (Continued)
	Kiatnakin Phatra Bank PCL	219,787	$502,699
	Krung Thai Bank PCL	1,595,187	1,431,416
	Krungthai Card PCL	964,700	877,267
	Land & Houses PCL (LHF TB)	5,285,700	654,767
	MBK PCL	589,604	337,488
	Minor International PCL	2,962,683	2,147,890
	Muangthai Capital PCL	811,400	869,370
	Osotspa PCL	1,257,300	702,753
	PTT Exploration & Production PCL	1,146,255	4,480,963
	PTT Global Chemical PCL	1,386,625	1,087,948
	PTT Oil & Retail Business PCL	2,042,500	879,660
	PTT PCL	6,050,800	6,531,755
	Ratch Group PCL	926,700	912,769
	SCB X PCL	397,466	1,711,010
	SCG Packaging PCL	997,801	630,964
	Siam Cement PCL	454,000	2,964,314
	Srisawad Corp. PCL	783,000	618,266
	Supalai PCL	128,900	74,496
*	Thai Airways International PCL	4,440,100	1,052,568
	Thai Life Insurance PCL	1,233,000	465,053
	Thai Oil PCL	1,118,117	1,520,712
#	Thai Union Group PCL	2,778,040	1,040,968
	Thanachart Capital PCL	314,900	590,220
	TIDLOR Holdings PCL	1,228,549	662,257
#	Tisco Financial Group PCL (TISCO/F TB)	173,900	621,132
	TMBThanachart Bank PCL	19,015,797	1,219,033
#	True Corp. PCL	9,077,286	3,343,132
	TTW PCL	684,628	200,080
	WHA Corp. PCL	6,825,800	752,175
TOTAL THAILAND			89,831,172
TURKEY — (0.7%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	564,576	344,363
	Akbank TAS	2,245,240	4,802,702
*	Aksa Enerji Uretim AS	293,985	499,030

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Anadolu Anonim Turk Sigorta Sirketi	24,714	$16,249
	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	863,043
*	Arcelik AS	54,843	144,123
#	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	2,605,784
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	244,692	898,454
	Aygaz AS	48,405	267,064
	BIM Birlesik Magazalar AS	191,104	2,916,381
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	214,325
#	Borusan Yatirim ve Pazarlama AS	2,836	150,515
	Coca-Cola Icecek AS	700,396	1,161,010
	Dogan Sirketler Grubu Holding AS	591,646	295,486
	Dogus Otomotiv Servis ve Ticaret AS	9,274	48,971
	Efor Yatirim Sanayi Ticaret AS	68,395	35,838
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100,717	276,069
Ω	Enerjisa Enerji AS	197,327	475,396
	Enerya Enerji AS	1,221,525	278,820
	Enka Insaat ve Sanayi AS	658,060	1,478,605
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,332,013
	Ford Otomotiv Sanayi AS	249,926	653,263
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	46,775	129,892
*	Gubre Fabrikalari TAS	56,829	629,113
	Is Yatirim Menkul Degerler AS	499,858	552,532
	Kiler Holding AS	75,631	1,026,393
	KOC Holding AS	400,630	1,916,140
	LDR Turizm AS	32,515	53,753
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	$535,020
	Migros Ticaret AS	64,229	940,764
* Ω	MLP Saglik Hizmetleri AS	66,911	725,102
# *	Otokar Otomotiv Ve Savunma Sanayi AS	18,649	185,433
	Oyak Cimento Fabrikalari AS	780,529	496,336
# *	Pasifik Eurasia Lojistik Dis Ticaret AS	140,566	480,546
*	Pegasus Hava Tasimaciligi AS	277,708	1,303,973
*	Peker Gayrimenkul Yatirim Ortakligi AS	4,214,633	970,827
*	Ral Yatirim Holding AS	55,136	238,773
# *	Sasa Polyester Sanayi AS	4,455,791	261,417
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,910	38,669
	TAB Gida Sanayi Ve Ticaret AS	49,705	307,385
*	TAV Havalimanlari Holding AS	174,734	1,399,215
*	Tera Yatirim Menkul Degerler AS	120,157	575,104
	Tofas Turk Otomobil Fabrikasi AS	67,787	509,735
*	Turk Altin Isletmeleri AS	697,595	870,791
	Turk Hava Yollari AO	426,840	2,985,579
*	Turk Telekomunikasyon AS	511,108	778,598
#	Turk Traktor ve Ziraat Makineleri AS	11,346	154,395
	Turkcell Iletisim Hizmetleri AS	1,294,057	3,487,614
	Turkiye Garanti Bankasi AS	391,168	1,451,893
	Turkiye Is Bankasi AS, Class C	5,839,000	2,244,620
	Turkiye Petrol Rafinerileri AS	578,282	3,258,664
	Turkiye Sigorta AS	1,696,745	475,147
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,022,127

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	$901,116
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	5,505
# *	Yapi ve Kredi Bankasi AS	2,751,893	2,599,137
	Ziraat Gayrimenkul Yatirim Ortakligi AS	611,638	334,937
TOTAL TURKEY			53,603,749
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	2,375,851	9,854,784
	Abu Dhabi Islamic Bank PJSC	1,455,556	9,653,458
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	3,087,959
	ADNOC Drilling Co. PJSC	2,163,825	3,141,452
	ADNOC Logistics & Services	1,473,982	2,252,511
	Aldar Properties PJSC	1,925,770	5,034,370
	Alpha Dhabi Holding PJSC	519,764	1,263,478
	Dubai Electricity & Water Authority PJSC	3,836,233	3,155,920
#	Dubai Islamic Bank PJSC	3,342,794	8,794,143
	Emaar Development PJSC	910,899	4,269,378
#	Emaar Properties PJSC	5,060,909	20,702,625
	Emirates Integrated Telecommunications Co. PJSC	1,050,419	2,949,046
	Emirates NBD Bank PJSC	1,924,678	16,300,485
	Emirates Telecommunications Group Co. PJSC	1,708,510	9,164,256
	First Abu Dhabi Bank PJSC	1,807,134	9,156,271
# *	International Holding Co. PJSC	23,416	2,547,176
*	Modon Holding PSC	2,095,273	1,930,094
	Salik Co. PJSC	1,663,613	2,891,051
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* Two Point Zero Group PJSC	399,219	$245,344
TOTAL UNITED ARAB EMIRATES		116,393,801
TOTAL COMMON STOCKS		7,246,564,400
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Axia Energia Class B, 7.132%	156,346	1,717,422
* Axia Energia Class C	252,675	2,535,032
Banco Bradesco SA, 6.739%	2,039,114	8,256,809
Cia Energetica de Minas Gerais, 14.378%	1,422,778	3,103,604
Energisa SA, 4.001%	702	1,275
Gerdau SA, 2.765%	579,335	2,468,042
Isa Energia Brasil SA, 9.871%	31,900	168,872
Itau Unibanco Holding SA, 9.784%	1,883,251	16,281,959
* Localiza Rent a Car SA	26,035	230,829
Petroleo Brasileiro SA - Petrobras, 7.682%	3,320,647	23,825,496
TOTAL BRAZIL		58,589,340
CHILE — (0.0%)
Embotelladora Andina SA, 1.318%	234,235	1,230,423
COLOMBIA — (0.0%)
Grupo Argos SA, 4.719%	25,794	101,728
Grupo Aval Acciones y Valores SA, 2.827%	302,827	73,313
Grupo Cibest SA, 5.992%	43,250	883,276
Grupo de Inversiones Suramericana SA, 2.879%	125,293	1,765,745
TOTAL COLOMBIA		2,824,062

The Emerging Markets Series
CONTINUED
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$94,612
TOTAL PREFERRED STOCKS		62,738,437
TOTAL INVESTMENT SECURITIES (Cost $3,054,491,517)		7,309,302,837

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	14,794,945	171,133,125
TOTAL INVESTMENTS — (100.0%)
(Cost $3,225,624,642)^^			$7,480,435,962

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	250	03/20/26	$86,985,707	$87,071,875	$86,168
Total Futures Contracts			$86,985,707	$87,071,875	$86,168
As of January 31, 2026, the value of Rule 144A securities amounted to $289,955,321 or 3.9% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$222,578,212	—	—	$222,578,212
Chile	17,219,473	$25,543,630	—	42,763,103
China	204,766,741	1,550,762,527	—	1,755,529,268
Colombia	12,474,604	644,034	—	13,118,638
Czech Republic	—	8,720,282	—	8,720,282
Egypt	356,618	4,330,488	—	4,687,106
Greece	5,398,433	39,705,884	—	45,104,317
Hungary	—	25,625,636	—	25,625,636
India	31,930,539	1,033,373,375	—	1,065,303,914
Indonesia	—	90,517,259	—	90,517,259
Kuwait	—	40,698,030	—	40,698,030
Malaysia	—	107,327,582	—	107,327,582
Mexico	135,488,332	—	—	135,488,332
Peru	12,578,509	—	—	12,578,509
Philippines	—	30,566,209	—	30,566,209

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$85,667,248	—	$85,667,248
Qatar	—	47,291,039	—	47,291,039
Saudi Arabia	—	205,718,001	—	205,718,001
South Africa	$62,509,884	194,781,915	—	257,291,799
South Korea	5,100,270	1,187,547,839	—	1,192,648,109
Taiwan	6,607,575	1,590,905,510	—	1,597,513,085
Thailand	—	89,831,172	—	89,831,172
Turkey	—	53,603,749	—	53,603,749
United Arab Emirates	—	116,393,801	—	116,393,801
Preferred Stocks
Brazil	58,589,340	—	—	58,589,340
Chile	—	1,230,423	—	1,230,423
Colombia	2,824,062	—	—	2,824,062
India	—	94,612	—	94,612
Securities Lending Collateral	—	171,133,125	—	171,133,125
Total Investments in Securities	$778,422,592	$6,702,013,370	—˂˃	$7,480,435,962
Financial Instruments
Assets
Futures Contracts**	86,168	—	—	86,168
Total Financial Instruments	$86,168	—	—	$86,168
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.5%)
	Allied Tecnologia SA	56,700	$90,177
	Allos SA	869,232	5,103,657
	Alupar Investimento SA	483,937	3,121,878
	Anima Holding SA	436,200	433,486
	Auren Energia SA	319,131	682,802
	Banco ABC Brasil SA	13,312	67,841
	Banco BTG Pactual SA	149,989	1,708,582
	Bemobi Mobile Tech SA	142,619	671,802
*	Blau Farmaceutica SA	21,743	42,017
	Boa Safra Sementes SA	62,432	103,445
	BR Advisory Partners Participacoes SA	71,013	267,576
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	139,492	565,363
*	Brava Energia	132,587	476,157
	C&A Modas SA	312,520	708,444
	Camil Alimentos SA	9,800	12,402
*	Cia Brasileira de Aluminio	195,702	378,556
*	Cia Brasileira de Distribuicao	386,539	282,041
	Cia de Saneamento de Minas Gerais Copasa MG	533,374	5,183,997
	Cia De Sanena Do Parana (SAPR11 BZ)	888,109	7,877,427
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	1,185,318
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	613,555	1,174,006
	Cogna Educacao SA	3,917,384	3,386,841
	Construtora Tenda SA	36,000	188,799
*	Cosan SA	153,575	172,171
	Cruzeiro do Sul Educacional SA	258,997	354,335
	CSU Digital SA	65,014	238,054
		Shares	Value»
BRAZIL — (Continued)
	Cury Construtora e Incorporadora SA	428,649	$2,814,084
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	642,168	3,648,439
Ω	Desktop SA	64,210	181,793
	Dexco SA	716,587	780,209
	Dimed SA Distribuidora da Medicamentos	180,980	454,965
	Direcional Engenharia SA	300,837	797,430
	EcoRodovias Infraestrutura e Logistica SA	593,378	1,332,712
	Embraer SA	852,057	15,696,532
	Embraer SA (ERJ US), Sponsored ADR	178,493	13,112,096
	Empreendimentos Pague Menos SA PGMN3 BZ	85,820	106,974
*	Empreendimentos Pague Menos SA PGMN9 BZ	3,411	4,252
	Even Construtora e Incorporadora SA	297,894	450,004
	Ez Tec Empreendimentos e Participacoes SA	309,822	891,304
	Fleury SA	560,030	1,768,599
	Fras-Le SA	166,268	767,719
Ω	GPS Participacoes e Empreendimentos SA	853,926	3,040,725
	Grendene SA	514,179	484,600
	Grupo Mateus SA	1,243,976	1,136,958
	Grupo SBF SA	95,900	262,403
	Guararapes Confeccoes SA	170,211	317,604
* Ω	Hapvida Participacoes e Investimentos SA	266,043	657,177
	Hospital Mater Dei SA	4,700	5,180
	Hypera SA	303,279	1,452,789

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	111,000	$260,271
	Irani Papel e Embalagem SA	235,917	407,484
*	IRB-Brasil Resseguros SA	113,921	1,252,257
	JHSF Participacoes SA	912,076	1,655,090
	JSL SA	49,571	70,173
	Kepler Weber SA	345,524	672,304
	Klabin SA	175,485	638,885
	Lavvi Empreendimentos Imobiliarios SA	293,400	997,373
	LOG Commercial Properties e Participacoes SA	102,472	541,686
*	Log-in Logistica Intermodal SA	71,124	439,225
	Lojas Renner SA	1,840,982	5,222,718
Ω	LWSA SA	253,401	235,453
	M Dias Branco SA	39,969	188,576
	Magazine Luiza SA	408,240	759,426
	Mahle Metal Leve SA	34,254	223,641
	Marcopolo SA	651,090	742,300
	MBRF Global Foods Co. SA	782,683	2,776,627
* Ω	Meliuz SA	85,500	64,498
	Melnick Even Desenvolvimento Imobiliario SA	101,700	77,105
	Mills Locacao Servicos e Logistica SA	482,620	1,421,426
	Minerva SA	388,800	457,303
	Moura Dubeux Engenharia SA	218,920	1,188,872
	Movida Participacoes SA	153,466	363,052
*	MRV Engenharia e Participacoes SA	460,200	705,679
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,362,741
*	Natura Cosmeticos SA	864,979	1,441,426
*	Oceanpact Servicos Maritimos SA	43,800	78,399
	Odontoprev SA	626,436	1,337,920
*	Oncoclinicas do Brasil Servicos Medicos SA	8,114	3,669
	Petroreconcavo SA	178,870	384,064
		Shares	Value»
BRAZIL — (Continued)
	Plano & Plano Desenvolvimento Imobiliario SA	125,977	$361,695
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,000	26,165
	Qualicorp Consultoria e Corretora de Seguros SA	79,500	34,291
	Romi SA	125,351	200,552
	Sao Martinho SA	293,894	852,741
#	Sendas Distribuidora SA (ASAI US), ADR	73,684	610,840
	Sendas Distribuidora SA (ASAI3 BZ)	190,111	309,582
Ω	Ser Educacional SA	80,210	190,514
	Simpar SA	712,312	905,490
	SLC Agricola SA	226,938	692,100
*	Smartfit Escola de Ginastica e Danca SA	589,930	2,482,959
	SYN prop e tech SA	18,000	17,375
	Tegma Gestao Logistica SA	110,892	821,773
	TOTVS SA	846,812	7,171,615
	Transmissora Alianca de Energia Eletrica SA	952,123	7,531,591
	Tres Tentos Agroindustrial SA	253,677	802,087
	Trisul SA	278,302	374,930
	Ultrapar Participacoes SA (UGPA3 BZ)	418,026	2,015,961
*	Uniao Pet Participacoes SA	355,129	237,529
	Unifique Telecomunicacoes SA	40,634	41,153
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	99,421	118,072
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	447,037

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,700	$58,909
	Vivara Participacoes SA	281,193	1,505,680
	Vulcabras SA	433,440	1,484,127
	Wiz Co.	90,444	170,826
	YDUQS Participacoes SA	269,730	751,877
TOTAL BRAZIL			140,828,836
CHILE — (0.9%)
	Aguas Andinas SA, Class A	4,856,613	2,139,636
	Besalco SA	1,016,226	1,626,784
	BICECORP SA	1,417,651	713,863
	Camanchaca SA	1,313,022	143,997
*	CAP SA	148,607	1,403,096
	Cia Cervecerias Unidas SA (CCU CI)	44,325	325,963
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	263,473
	Cia Sud Americana de Vapores SA	5,956,511	327,288
	Colbun SA	10,468,559	1,733,681
	Cristalerias de Chile SA	130,323	364,474
	Embotelladora Andina SA, ADR, Class B	42,824	1,345,530
	Empresa Nacional de Telecomunicaciones SA	432,784	2,323,434
	Empresas Lipigas SA	6,383	61,407
	Engie Energia Chile SA	866,969	1,536,658
	Forus SA	129,154	362,856
	Inversiones Aguas Metropolitanas SA	676,675	858,747
	Inversiones La Construccion SA	65,009	1,621,572
*	Multiexport Foods SA	1,780,116	704,670
	Parque Arauco SA	1,534,299	6,521,351
	PAZ Corp. SA	881,968	877,675
	Ripley Corp. SA	1,553,711	781,117
	Salfacorp SA	946,066	1,557,926
	Sigdo Koppers SA	874,972	1,702,726
	SMU SA	1,286,599	241,075
		Shares	Value»
CHILE — (Continued)
	Sociedad Matriz SAAM SA	31,684,439	$4,999,736
	SONDA SA	748,016	286,769
	Vina Concha y Toro SA	822,071	937,025
TOTAL CHILE			35,762,529
CHINA — (27.9%)
	263 Network Communications Co. Ltd., Class A	150,800	143,582
	361 Degrees International Ltd.	3,516,000	2,587,751
*	3D Medicines, Inc.	72,000	43,670
Ω	3SBio, Inc.	5,441,000	16,224,028
*	5100 Xizang Glacier Co. Ltd.	150,000	10,559
	5I5J Holding Group Co. Ltd., Class A	420,300	201,951
	AAC Technologies Holdings, Inc.	1,801,000	8,549,404
*	ABA Chemicals Corp., Class A	49,600	52,684
*	Addsino Co. Ltd., Class A	75,000	307,080
*	Adicon Holdings Ltd.	298,500	200,195
	Advanced Fiber Resources Zhuhai Ltd., Class A	14,000	323,819
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	611,996
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	8,700	35,300
*	Agile Group Holdings Ltd.	2,592,000	94,432
*	Agora, Inc., ADR	71,813	299,460
*	AIM Vaccine Co. Ltd., Class H	122,200	52,586
* Ω	AInnovation Technology Group Co. Ltd., Class H	129,100	95,111
# Ω	AK Medical Holdings Ltd.	692,000	516,833
# * Ω	Akeso, Inc.	5,000	70,574
# *	Alibaba Health Information Technology Ltd.	6,676,000	5,536,989
# Ω	A-Living Smart City Services Co. Ltd., Class H	1,097,500	329,274
	Allmed Medical Products Co. Ltd., Class A	107,400	178,424

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
* Ω	Alphamab Oncology	580,000	$661,106
	Amoy Diagnostics Co. Ltd., Class A	39,169	123,183
	Amrita Global Development Ltd.	1,794,000	137,786
	ANE Cayman, Inc.	1,680,500	2,609,345
# *	Angang Steel Co. Ltd., Class H	3,394,999	879,891
# Ω	Angelalign Technology, Inc.	80,400	705,835
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	224,529
	Anhui Construction Engineering Group Co. Ltd., Class A	630,390	433,548
#	Anhui Expressway Co. Ltd., Class H	1,706,000	3,028,721
*	Anhui Genuine New Materials Co. Ltd., Class A	18,100	29,350
*	Anhui Golden Seed Winery Co. Ltd., Class A	83,300	124,944
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	67,000	66,948
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	278,408
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,300	129,110
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	165,112
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	13,700	44,627
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	79,749
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	176,325
	Anhui Korrun Co. Ltd., Class A	14,100	44,605
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	87,900	94,057
		Shares	Value»
CHINA — (Continued)
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	$259,713
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	107,796	129,446
	Anhui Xinhua Media Co. Ltd., Class A	205,100	203,879
*	Anshan Hifichem Co. Ltd., Class A	48,000	125,327
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	33,900	48,056
* Ω	Antengene Corp. Ltd.	414,000	177,691
	Anton Oilfield Services Group	4,908,000	747,868
*	Anyang Iron & Steel, Inc., Class A	126,400	46,088
	Aoshikang Technology Co. Ltd., Class A	69,350	393,226
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	373,505
*	Aowei Holdings Ltd.	1,450,000	56,296
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	387,151
	Appotronics Corp. Ltd., Class A	82,458	204,818
	APT Satellite Holdings Ltd.	688,000	369,862
	Arctech Solar Holding Co. Ltd., Class A	29,625	191,407
* Ω	Arrail Group Ltd.	396,500	92,881
*	Asia Cement China Holdings Corp.	1,316,500	398,017
# Ω	AsiaInfo Technologies Ltd.	318,800	349,506
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	265,871
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	123,088
	Autohome, Inc., ADR	92,981	2,049,301
*	Autostreets Development Ltd.	1,005,600	349,529
	AviChina Industry & Technology Co. Ltd., Class H	6,635,000	3,519,447

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	$133,711
# * Ω	BAIC Motor Corp. Ltd., Class H	2,668,000	631,443
Ω	BAIOO Family Interactive Ltd.	624,000	32,219
* Ω	Bairong, Inc.	607,000	862,716
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,883,409
# Ω	Bank of Qingdao Co. Ltd., Class H	1,418,500	764,602
	Bank of Tianjin Co. Ltd., Class H	288,000	88,556
Ω	Bank of Zhengzhou Co. Ltd., Class H	297,000	42,926
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	158,222
*	Baotailong New Materials Co. Ltd., Class A	171,100	89,502
	Baoxiniao Holding Co. Ltd., Class A	215,900	125,176
	Baoye Group Co. Ltd., Class H	1,132,000	612,457
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	69,366
*	BaTeLab Co. Ltd., Class H	2,400	13,335
	BBMG Corp., Class H	2,239,000	235,009
	BBMG Jidong Cement Group Co. Ltd., Class A	282,717	202,941
*	Be Friends Holding Ltd.	272,000	33,833
	Bear Electric Appliance Co. Ltd., Class A	27,747	172,772
	Beauty Farm Medical & Health Industry, Inc.	100,000	340,145
	Befar Group Co. Ltd., Class A	360,000	289,034
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	55,120	318,843
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	109,500	104,428
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital Development Co. Ltd., Class A	339,600	$272,949
# *	Beijing Capital International Airport Co. Ltd., Class H	2,304,000	783,434
	Beijing Career International Co. Ltd., Class A	5,800	24,832
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	193,750	353,149
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	217,838
*	Beijing eGOVA Co. Ltd., Class A	53,000	112,764
	Beijing Energy International Holding Co. Ltd.	1,068,000	161,128
	Beijing Enterprises Holdings Ltd.	1,476,000	6,686,233
	Beijing Enterprises Water Group Ltd.	9,566,000	3,293,202
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	172,889
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	234,977
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	263,468	384,556
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	106,936
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	212,638
	Beijing Jingneng Clean Energy Co. Ltd., Class H	3,704,000	1,105,295
	Beijing Jingyeda Technology Co. Ltd., Class A	14,600	42,882
*	Beijing Jingyuntong Technology Co. Ltd., Class A	268,500	148,313

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Leike Defense Technology Co. Ltd., Class A	135,907	$260,222
*	Beijing North Star Co. Ltd., Class H	1,268,000	128,054
	Beijing Oriental Jicheng Co. Ltd., Class A	20,800	84,563
	Beijing Originwater Technology Co. Ltd., Class A	213,500	123,821
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	55,560
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	222,573
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	20,600	32,812
	Beijing Shunxin Agriculture Co. Ltd., Class A	75,600	161,583
*	Beijing Sinohytec Co. Ltd., Class H	36,950	117,828
	Beijing SL Pharmaceutical Co. Ltd., Class A	110,000	121,435
*	Beijing Sojo Electric Co. Ltd., Class A	55,400	103,299
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	138,423
	Beijing Strong Biotechnologies, Inc., Class A	98,900	188,200
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	245,099
	Beijing Teamsun Technology Co. Ltd., Class A	66,900	201,260
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	122,765
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	593,000	654,063
	Beijing Tricolor Technology Co. Ltd., Class A	7,081	168,251
		Shares	Value»
CHINA — (Continued)
# *	Beijing UBOX Online Technology Corp., Class H	264,500	$82,541
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	86,000	14,950
	Beijing Wandong Medical Technology Co. Ltd., Class A	23,900	54,810
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	218,510
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	292,039
*	Beingmate Co. Ltd., Class A	129,400	113,479
*	Beken Corp., Class A	8,400	47,282
*	Bengang Steel Plates Co. Ltd., Class A	87,100	45,302
	Best Pacific International Holdings Ltd.	264,000	108,944
	Bestore Co. Ltd., Class A	43,800	75,138
	Bestsun Energy Co. Ltd., Class A	87,000	54,337
*	Bestway Marine & Energy Technology Co. Ltd., Class A	185,400	216,508
	Beyondsoft Corp., Class A	35,200	70,485
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	16,490	43,137
	Biem.L.Fdlkk Garment Co. Ltd., Class A	68,000	147,584
# *	Bilibili, Inc., Sponsored ADR	45,410	1,545,756
*	Bilibili, Inc., Class Z	374,960	12,846,056
*	Billion Industrial Holdings Ltd.	44,000	25,847
	Binjiang Service Group Co. Ltd.	192,000	563,898

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	$397,971
	Black Peony Group Co. Ltd., Class A	203,349	283,407
# Ω	Blue Moon Group Holdings Ltd.	1,077,500	387,455
*	Blue Sail Medical Co. Ltd., Class A	67,400	57,415
Ω	BOC Aviation Ltd.	554,400	5,743,387
*	BOE HC SemiTek Corp.	152,100	182,358
#	BOE Varitronix Ltd.	406,000	252,301
*	Bomin Electronics Co. Ltd., Class A	104,700	177,421
	Bosideng International Holdings Ltd.	10,770,000	6,572,892
	BOTH Engineering Technology Co. Ltd., Class A	23,800	63,464
	Boyaa Interactive International Ltd.	95,000	40,256
	Bright Dairy & Food Co. Ltd., Class A	153,400	176,055
*	Bright Real Estate Group Co. Ltd., Class A	104,200	61,606
	Brilliance China Automotive Holdings Ltd.	6,360,000	3,288,397
	Bros Eastern Co. Ltd., Class A	255,672	260,978
*	B-Soft Co. Ltd., Class A	114,848	89,587
# *	Burning Rock Biotech Ltd., ADR	917	31,233
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	116,062
	BYD Electronic International Co. Ltd.	981,000	4,188,675
*	C C Land Holdings Ltd.	8,135,015	1,249,522
#	C&D International Investment Group Ltd.	2,001,178	4,122,247
#	C&D Property Management Group Co. Ltd.	783,000	269,693
	C&S Paper Co. Ltd., Class A	252,900	296,715
		Shares	Value»
CHINA — (Continued)
* Ω	CALB Group Co. Ltd., Class H	273,400	$862,192
	Camel Group Co. Ltd., Class A	137,135	187,241
	Cangzhou Dahua Co. Ltd., Class A	27,600	90,114
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	184,415
	Canny Elevator Co. Ltd., Class A	84,800	98,524
* Ω	CanSino Biologics, Inc., Class H	128,600	580,173
Ω	Cathay Group Holdings, Inc.	804,000	108,474
	CCS Supply Chain Management Co. Ltd., Class A	113,600	62,134
	Center International Group Co. Ltd., Class A	20,700	45,964
	Central China Land Media Co. Ltd., Class A	106,000	194,931
* ††	Central China Management Co. Ltd.	1,270,626	17,241
	Central China Securities Co. Ltd., Class H	2,947,000	834,370
#	CGN New Energy Holdings Co. Ltd.	4,934,000	1,661,653
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	273,562
	Changbai Mountain Tourism Co. Ltd., Class A	81,100	517,196
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	236,148
	Changchun UP Optotech Co. Ltd., Class A	54,000	422,101
	Changhong Meiling Co. Ltd., Class A	160,000	153,121
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	261,447
	Changjiang Publishing & Media Co. Ltd., Class A	138,100	182,785

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changshu Fengfan Power Equipment Co. Ltd., Class A	43,700	$35,458
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	41,433
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	247,834
	Chaoju Eye Care Holdings Ltd.	136,500	46,938
	Chaowei Power Holdings Ltd.	728,000	128,255
Ω	Cheerwin Group Ltd.	291,500	90,018
*	Cheetah Mobile, Inc., ADR	1,582	9,460
*	Chen Lin Education Group Holdings Ltd.	292,000	47,105
	Cheng De Lolo Co. Ltd., Class A	108,650	134,090
*	Chengdu ALD Aviation Manufacturing Corp., Class A	20,500	94,769
	Chengdu B-Ray Media Co. Ltd., Class A	160,300	139,167
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	29,800	50,278
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	178,645
	Chengdu Guibao Science & Technology Co. Ltd., Class A	36,000	115,379
	Chengdu Hongqi Chain Co. Ltd., Class A	130,600	111,080
	Chengdu Kanghua Biological Products Co. Ltd., Class A	22,400	233,469
	Chengdu Leejun Industrial Co. Ltd., Class A	232,500	363,898
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	14,076	88,684
		Shares	Value»
CHINA — (Continued)
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	$247,403
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	174,833
	Chenguang Biotech Group Co. Ltd., Class A	83,400	162,545
*	Chengxin Lithium Group Co. Ltd., Class A	83,200	424,287
	Chengzhi Co. Ltd., Class A	232,800	306,643
#	Chervon Holdings Ltd.	315,200	974,625
*	China Aerospace International Holdings Ltd.	8,284,500	655,841
*	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	278,225
	China Aircraft Leasing Group Holdings Ltd.	302,226	187,526
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	121,511
*	China Anchu Energy Storage Group Ltd.	1,836,000	154,470
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	232,896
	China BlueChemical Ltd., Class H	4,332,000	1,506,146
* Ω	China Bohai Bank Co. Ltd., Class H	5,856,000	682,281
	China CAMC Engineering Co. Ltd., Class A	144,600	182,718
#	China Chunlai Education Group Co. Ltd.	486,000	238,247
#	China Cinda Asset Management Co. Ltd., Class H	22,552,000	3,837,454
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Communications Services Corp. Ltd., Class H	7,274,000	$4,417,610
	China Conch Venture Holdings Ltd.	1,783,000	2,436,229
	China CYTS Tours Holding Co. Ltd., Class A	124,600	177,126
	China Datang Corp. Renewable Power Co. Ltd., Class H	7,988,000	2,136,939
*	China Daye Non-Ferrous Metals Mining Ltd.	830,000	20,006
	China Design Group Co. Ltd., Class A	122,000	142,746
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,702,000	763,189
# ††	China Dili Group	12,625,699	200,082
	China Dongxiang Group Co. Ltd.	2,809,985	159,719
Ω	China East Education Holdings Ltd.	439,500	321,101
	China Education Group Holdings Ltd.	141,158	54,984
	China Electronics Huada Technology Co. Ltd.	1,988,000	345,455
	China Everbright Environment Group Ltd.	8,751,000	5,630,486
#	China Everbright Ltd.	2,116,000	2,653,903
*	China Express Airlines Co. Ltd., Class A	61,200	92,424
# Ω	China Feihe Ltd.	8,364,000	4,154,670
	China Foods Ltd.	2,444,000	1,353,824
#	China Gas Holdings Ltd.	6,467,144	6,406,047
	China Gold International Resources Corp. Ltd. (2099 HK)	727,700	18,426,068
#	China Hanking Holdings Ltd.	1,710,000	909,887
*	China Harmony Auto Holding Ltd.	35,000	4,602
		Shares	Value»
CHINA — (Continued)
*	China High Speed Railway Technology Co. Ltd., Class A	497,400	$222,071
# *	China High Speed Transmission Equipment Group Co. Ltd.	98,000	22,851
# ††	China Huiyuan Juice Group Ltd.	3,902,101	175,123
#	China International Marine Containers Group Co. Ltd., Class H	2,983,380	3,392,150
#	China Jinmao Holdings Group Ltd.	11,909,141	2,637,675
	China Leadshine Technology Co. Ltd., Class A	25,300	145,864
	China Lesso Group Holdings Ltd.	3,119,000	2,396,099
	China Lilang Ltd.	529,000	226,911
* Ω	China Literature Ltd.	970,200	4,440,710
*	China Longevity Group Co. Ltd.	1,076,350	1,378
#	China Medical System Holdings Ltd.	3,716,500	6,666,518
	China Meidong Auto Holdings Ltd.	776,000	145,069
	China Mengniu Dairy Co. Ltd.	4,250,000	8,875,608
	China Merchants Port Holdings Co. Ltd.	4,444,107	8,944,204
	China Merchants Property Operation & Service Co. Ltd., Class A	189,300	320,849
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,789,000	1,150,153
	China National Accord Medicines Corp. Ltd., Class A	59,830	224,343
	China National Building Material Co. Ltd., Class H	6,750,057	4,855,304

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Electric Apparatus Research Institute Co. Ltd., Class A	49,875	$218,207
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	197,244
#	China Nonferrous Mining Corp. Ltd.	3,834,000	7,599,231
	China Oilfield Services Ltd., Class H	2,646,000	2,908,054
	China Oriental Group Co. Ltd.	1,060,000	188,743
#	China Overseas Grand Oceans Group Ltd.	2,859,434	967,536
	China Overseas Property Holdings Ltd.	4,565,000	2,541,480
#	China Power International Development Ltd.	14,719,333	6,139,946
* ††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Publishing & Media Co. Ltd., Class A	179,400	187,827
	China Qinfa Group Ltd.	958,000	514,211
# Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,095,000	981,854
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	236,466
*	China Rare Earth Holdings Ltd.	3,990,799	268,195
	China Reinsurance Group Corp., Class H	17,807,000	4,013,118
* Ω	China Renaissance Holdings Ltd.	429,800	218,031
*	China Resource & Environment Co. Ltd., Class A	282,900	173,360
	China Resources Beer Holdings Co. Ltd.	991,500	3,316,984
		Shares	Value»
CHINA — (Continued)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	57,200	$188,868
	China Resources Building Materials Technology Holdings Ltd.	3,660,000	799,909
#	China Resources Gas Group Ltd.	1,334,400	3,671,116
#	China Resources Medical Holdings Co. Ltd.	1,276,000	529,209
Ω	China Resources Pharmaceutical Group Ltd.	4,475,000	2,605,263
#	China Resources Power Holdings Co. Ltd.	602,000	1,371,249
#	China Risun Group Ltd.	1,299,000	457,121
*	China Ruifeng Renewable Energy Holdings Ltd.	168,000	13,593
# *	China Ruyi Holdings Ltd.	19,772,000	5,468,313
*	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	1,005,768
* Ω	China Shengmu Organic Milk Ltd.	3,263,000	165,342
	China Shineway Pharmaceutical Group Ltd.	761,200	922,360
*	China Silver Group Ltd.	2,494,000	213,826
	China State Construction International Holdings Ltd.	3,122,000	3,750,172
	China Sunshine Paper Holdings Co. Ltd.	1,420,000	237,420
#	China Suntien Green Energy Corp. Ltd., Class H	6,194,000	3,178,993
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	13,160,413
	China Testing & Certification International Group Co. Ltd., Class A	21,400	20,197

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tianying, Inc., Class A	292,200	$256,818
#	China Tobacco International HK Co. Ltd.	619,000	3,053,240
#	China Traditional Chinese Medicine Holdings Co. Ltd.	3,508,000	925,066
# *	China Travel International Investment Hong Kong Ltd.	9,387,900	1,646,124
*	China Union Holdings Ltd., Class A	221,030	188,939
	China Vered Financial Holding Corp. Ltd.	1,468,500	205,473
#	China Water Affairs Group Ltd.	3,714,000	2,563,638
	China West Construction Group Co. Ltd., Class A	105,500	91,895
	China XLX Fertiliser Ltd.	1,888,000	2,708,751
	China Yongda Automobiles Services Holdings Ltd.	1,755,000	350,988
# * Ω	China Youran Dairy Group Ltd.	4,116,000	2,350,183
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	89,900	125,995
#	Chinasoft International Ltd.	8,914,000	5,737,074
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	150,900	203,850
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	210,055
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	251,800	114,305
	Chongqing Department Store Co. Ltd., Class A	21,200	75,087
		Shares	Value»
CHINA — (Continued)
	Chongqing Gas Group Corp. Ltd., Class A	162,400	$134,872
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	889,810
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	42,200	90,307
	Chongqing Port Co. Ltd., Class A	129,100	101,730
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	183,617
	Chongqing Rural Commercial Bank Co. Ltd., Class H	3,860,000	2,881,685
	Chongqing Shunbo Aluminum Co. Ltd., Class A	52,600	63,310
*	Chongqing Taiji Industry Group Co. Ltd., Class A	52,600	132,790
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	106,510	345,788
# *	CIFI Holdings Group Co. Ltd.	5,436,000	71,645
	CIG Shanghai Co. Ltd., Class A	16,200	263,383
	CIMC Enric Holdings Ltd.	2,658,000	3,769,995
*	Cinda Real Estate Co. Ltd., Class A	270,700	133,939
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	209,304
*	CITIC Niya Wine Co. Ltd., Class A	199,800	209,325
	CITIC Press Corp., Class A	20,000	86,413
	CITIC Resources Holdings Ltd.	2,694,600	175,526
	City Development Environment Co. Ltd., Class A	147,700	299,580
*	Citychamp Watch & Jewellery Group Ltd.	550,000	11,848
*	ClouDr Group Ltd.	543,100	61,164
*	CMGE Technology Group Ltd.	1,012,000	49,169
	CMST Development Co. Ltd., Class A	235,800	201,236

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	143,900	$191,122
*	COFCO Biotechnology Co. Ltd., Class A	86,700	84,249
# *	COFCO Joycome Foods Ltd.	5,464,000	1,173,102
	Cofoe Medical Technology Co. Ltd., Class A	38,920	295,076
	Comba Telecom Systems Holdings Ltd.	2,834,001	825,121
	Concord New Energy Group Ltd.	21,394,964	874,874
*	Congyu Intelligent Agricultural Holdings Ltd.	102,000	20,646
	Consun Pharmaceutical Group Ltd.	2,125,000	4,913,094
	Contec Medical Systems Co. Ltd., Class A	16,700	37,089
	Continental Aerospace Technologies Holding Ltd.	5,177,722	112,508
*	Coolpad Group Ltd.	172,000	16,647
	COSCO SHIPPING Development Co. Ltd., Class H	8,912,000	1,267,220
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,226,000	4,009,886
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,287,000	2,666,063
	COSCO SHIPPING Ports Ltd.	2,844,597	2,254,059
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	142,135
	Cosonic Intelligent Technologies Co. Ltd., Class A	49,200	117,336
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	326,381
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	523,046
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	233,400	$156,204
*	CSG Smart Science&Technology Co. Ltd., Class A	139,800	230,218
#	CSPC Pharmaceutical Group Ltd.	11,084,000	13,597,139
#	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	962,363
	CTS International Logistics Corp. Ltd., Class A	195,520	167,902
*	Cutia Therapeutics, Class H	204,000	125,715
*	CWT International Ltd.	3,860,000	143,768
*	Cybrid Technologies, Inc., Class A	53,700	124,907
*	Daan Gene Co. Ltd., Class A	136,200	129,440
*	Daheng New Epoch Technology, Inc., Class A	39,100	85,683
# *	Dalipal Holdings Ltd.	1,184,000	926,982
# *	Damai Entertainment Holdings Ltd.	28,370,000	3,581,086
	Dashang Co. Ltd., Class A	61,314	160,598
#	Datang International Power Generation Co. Ltd., Class H	8,890,000	2,671,622
*	Datang Telecom Technology Co. Ltd., Class A	250,500	345,989
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	381,155
	Dazhong Transportation Group Co. Ltd., Class A	87,378	71,642
	Dazzle Fashion Co. Ltd., Class A	11,000	20,891
*	DBAPP Security Ltd., Class A	9,871	79,584
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	385,504
*	Dezhan Healthcare Co. Ltd., Class A	421,300	261,133
#	Digital China Holdings Ltd.	1,425,500	485,833

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Dingdang Health Technology Group Ltd.	469,500	$58,812
#	Dongfang Electric Corp. Ltd., Class H	655,000	2,134,789
	Dongfeng Electronic Technology Co. Ltd., Class A	58,500	99,858
*	Dongfeng Motor Group Co. Ltd., Class H	5,454,000	6,305,152
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	395,915
	Dongguan Development Holdings Co. Ltd., Class A	87,100	137,808
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	31,315	747,675
	Dongguan Eontec Co. Ltd., Class A	79,300	186,858
	Dongguan Yutong Optical Technology Co. Ltd., Class A	12,500	48,666
	Donghua Testing Technology Co. Ltd., Class A	14,400	89,193
*	Dongjiang Environmental Co. Ltd., Class H	479,800	145,397
	Dongyue Group Ltd.	4,867,000	7,629,755
*	Doushen Beijing Education & Technology, Inc., Class A	120,000	123,056
	DouYu International Holdings Ltd., ADR	33,370	212,565
# *	DPC Dash Ltd.	116,000	982,510
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	559,090
	Eaglerise Electric & Electronic China Co. Ltd., Class A	45,800	256,093
*	Easou Technology Holdings Ltd.	331,000	119,326
# * Ω	East Buy Holding Ltd.	345,500	1,180,504
		Shares	Value»
CHINA — (Continued)
	Eastcompeace Technology Co. Ltd., Class A	96,200	$319,919
#	E-Commodities Holdings Ltd.	2,898,000	330,154
	Edan Instruments, Inc., Class A	96,800	199,293
* Ω	Edding Genor Group Holdings Ltd.	70,000	22,406
	Edifier Technology Co. Ltd., Class A	133,699	236,685
	Edvantage Group Holdings Ltd.	337,516	65,262
	EEKA Fashion Holdings Ltd.	305,500	276,578
* ††	Elion Energy Co. Ltd., Class A	780,761	7,865
	EmbedWay Technologies Shanghai Corp., Class A	63,000	262,234
	ENN Energy Holdings Ltd.	264,000	2,272,707
	Era Co. Ltd., Class A	219,200	141,839
	Essex Bio-technology Ltd.	638,000	345,149
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	249,699
	EVA Precision Industrial Holdings Ltd.	1,798,435	213,482
	Ever Sunshine Services Group Ltd.	1,010,000	236,936
Ω	Everbright Securities Co. Ltd., Class H	389,000	442,332
# * Ω	Everest Medicines Ltd.	348,500	1,736,718
	Eyebright Medical Technology Beijing Co. Ltd., Class A	15,689	135,994
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	236,465
*	Fangzhou, Inc.	36,000	12,600
	Far East Horizon Ltd.	5,369,000	5,370,728
	FAWER Automotive Parts Co. Ltd., Class A	279,800	220,542

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Feilong Auto Components Co. Ltd., Class A	105,300	$441,861
* Ω	Feiyu Technology International Co. Ltd.	1,179,000	103,282
	Fengzhushou Co. Ltd., Class A	18,100	104,959
	FESCO Group Co. Ltd., Class A	48,000	128,336
*	FIH Mobile Ltd.	894,700	2,287,068
*	Financial Street Holdings Co. Ltd., Class A	498,800	203,139
#	FinVolution Group, ADR	220,722	1,132,304
	First Tractor Co. Ltd., Class H	1,071,176	1,258,753
# *	Flat Glass Group Co. Ltd., Class H	302,000	422,038
	Focus Lightings Tech Co. Ltd., Class A	180,960	265,790
	Focused Photonics Hangzhou, Inc., Class A	72,100	160,297
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	201,648
*	Foshan Golden Milky Way Intelligent Equipment Co. Ltd., Class A	11,600	80,660
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	77,623
#	Fosun International Ltd.	5,664,500	3,013,673
	Friend Co. Ltd., Class A	50,000	98,703
#	Fu Shou Yuan International Group Ltd.	1,631,000	539,216
	Fuan Pharmaceutical Group Co. Ltd., Class A	72,200	46,662
#	Fufeng Group Ltd.	6,010,600	6,504,079
# * ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	184,767
		Shares	Value»
CHINA — (Continued)
	Fujian Boss Software Development Co. Ltd., Class A	59,800	$114,196
	Fujian Fuxin Software Development JSC Ltd., Class A	5,981	91,926
*	Fujian Kuncai Material Technology Co. Ltd., Class A	62,800	147,974
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	133,730
	Fujian Yongfu Power Engineering Co. Ltd., Class A	7,800	31,324
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	105,730
	Fushun Special Steel Co. Ltd., Class A	210,600	198,148
*	Future Machine Ltd.	1,307,000	170,102
Ω	Ganfeng Lithium Group Co. Ltd., Class H	586,000	4,473,520
	Gansu Energy Chemical Co. Ltd., Class A	930,600	331,797
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	231,453
	Gansu Shangfeng Cement Co. Ltd., Class A	64,561	134,014
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	164,207
*	GCL New Energy Holdings Ltd.	1,520,000	256,942
*	GCL Technology Holdings Ltd.	39,550,000	5,471,828
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	15,886,890
*	Gemdale Corp., Class A	491,400	229,767
# *	Gemdale Properties & Investment Corp. Ltd.	5,320,000	122,564
	GemPharmatech Co. Ltd., Class A	37,823	94,979

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	$1,776,080
*	Genimous Technology Co. Ltd., Class A	76,500	103,425
# *	Genscript Biotech Corp.	2,216,000	3,637,565
*	Geo-Jade Petroleum Corp., Class A	408,000	320,520
# Ω	Giant Biogene Holding Co. Ltd.	206,600	879,136
# *	Global New Material International Holdings Ltd.	1,151,000	1,303,141
	Goldcard Smart Group Co. Ltd., Class A	15,600	36,048
Ω	Golden Throat Holdings Group Co. Ltd.	523,500	216,970
	Goldenmax International Group Ltd., Class A	66,500	244,784
#	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	3,869,663
	Goodbaby International Holdings Ltd.	1,764,000	243,943
*	Gosuncn Technology Group Co. Ltd., Class A	26,500	24,431
#	Grand Pharmaceutical Group Ltd.	3,333,000	3,335,152
*	Grandjoy Holdings Group Co. Ltd., Class A	609,200	343,069
*	Greatoo Intelligent Equipment, Inc., Class A	200,400	222,749
#	Greentown China Holdings Ltd.	3,298,648	4,721,299
# Ω	Greentown Management Holdings Co. Ltd.	997,000	419,646
	Greentown Service Group Co. Ltd.	2,712,000	1,576,850
	GRG Metrology & Test Group Co. Ltd., Class A	45,400	154,943
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	138,721
		Shares	Value»
CHINA — (Continued)
	Guangdong Construction Engineering Group Co. Ltd., Class A	304,000	$166,574
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	181,352
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	316,378
	Guangdong Goworld Co. Ltd., Class A	25,800	53,002
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	534,940
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	111,238
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	189,438
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	103,384
	Guangdong Huate Gas Co. Ltd., Class A	19,861	188,254
	Guangdong Investment Ltd.	6,986,000	6,604,832
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,090	68,623
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	66,800	236,179
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	114,589
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	30,712
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	291,089

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Sirio Pharma Co. Ltd., Class A	38,841	$131,015
	Guangdong South New Media Co. Ltd., Class A	39,200	258,457
	Guangdong Tapai Group Co. Ltd., Class A	198,600	280,699
*	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	238,448
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	195,436
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	92,400	191,987
*	Guangdong Yowant Technology Group Co. Ltd., Class A	141,000	149,724
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	201,800	76,398
*	Guanghui Logistics Co. Ltd., Class A	130,100	122,391
	Guangshen Railway Co. Ltd., Class H	3,464,000	977,103
	Guangxi Energy Co. Ltd., Class A	40,600	22,670
	Guangxi LiuYao Group Co. Ltd., Class A	69,880	182,733
	Guangxi Wuzhou Communications Co. Ltd., Class A	140,600	81,523
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	246,730
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	30,902	79,933
	Guangzhou Automobile Group Co. Ltd., Class H	3,526,000	1,655,478
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	528,000	1,281,593
		Shares	Value»
CHINA — (Continued)
	Guangzhou Grandbuy Co. Ltd., Class A	43,400	$48,931
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	132,853
	Guangzhou KDT Machinery Group Co. Ltd., Class A	36,998	98,529
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	49,200	226,320
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	220,657
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	42,000	31,790
*	Guangzhou R&F Properties Co. Ltd., Class H	149,200	10,868
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	178,744
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	255,481
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	160,688
	Guangzhou Zhiguang Electric Co. Ltd., Class A	22,200	41,356
	Guilin Layn Natural Ingredients Corp., Class A	130,630	173,262
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	85,500	178,962
	Guizhou Gas Group Corp. Ltd., Class A	140,928	141,575
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	244,100	191,661
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	176,357
	Guizhou Red Star Developing Co. Ltd., Class A	28,200	78,018
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	91,492

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Tyre Co. Ltd., Class A	276,600	$204,928
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	352,600	170,435
*	Guizhou Zhenhua E-chem, Inc., Class A	28,314	57,333
*	Guizhou Zhongyida Co. Ltd., Class A	50,900	96,192
*	Guoguang Electric Co. Ltd., Class A	108,600	215,620
	Guomai Technologies, Inc., Class A	172,600	275,582
	Guoquan Food Shanghai Co. Ltd., Class H	1,204,400	657,402
#	Gushengtang Holdings Ltd.	97,200	366,966
	H World Group Ltd. (1179 HK)	320,400	1,538,798
# * Ω	Haichang Ocean Park Holdings Ltd.	1,203,000	80,079
# Ω	Haidilao International Holding Ltd.	3,772,000	7,690,456
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	61,364
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,000	246,272
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	129,934
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	190,071
*	Hainan Meilan International Airport Co. Ltd., Class H	416,000	551,639
	Haitian International Holdings Ltd.	2,439,000	7,545,007
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,090,000	312,101
	Hangxiao Steel Structure Co. Ltd., Class A	174,508	86,136
		Shares	Value»
CHINA — (Continued)
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	20,600	$49,059
	Hangzhou Dptech Technologies Co. Ltd., Class A	46,700	124,342
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	22,700	61,985
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	116,147
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	184,391
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	40,649	452,051
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	132,668
	Hangzhou Onechance Tech Corp., Class A	42,070	258,298
# * Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	163,000	308,085
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	250,833
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	2,430,601
	Hangzhou Weiguang Electronic Co. Ltd., Class A	13,400	68,189
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	19,000	40,358
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	16,700	74,403
	Haosen Fintech Group Ltd.	7,000	10,048
* Ω	Harbin Bank Co. Ltd., Class H	1,157,000	56,316
	Harbin Electric Co. Ltd., Class H	1,957,413	4,972,151

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	$169,789
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	136,378
*	Harbin Pharmaceutical Group Co. Ltd., Class A	465,800	235,938
	HBIS Resources Co. Ltd., Class A	82,100	281,468
* Ω	HBM Holdings Ltd.	1,203,000	1,835,347
#	Health & Happiness H&H International Holdings Ltd.	384,500	752,736
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	66,800	155,123
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	290,049
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	323,454
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	89,000	112,032
	Hello Group, Inc., Sponsored ADR	145,941	995,318
	Henan Hengxing Science & Technology Co. Ltd., Class A	82,300	46,281
	Henan Liliang Diamond Co. Ltd., Class A	49,200	281,814
	Henan Lingrui Pharmaceutical Co., Class A	50,200	158,718
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	257,206
*	Henan Yicheng New Energy Co. Ltd., Class A	321,100	231,010
	Henan Yuguang Gold & Lead Co. Ltd., Class A	226,100	703,350
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	181,821
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	227,600	$133,992
#	Hengan International Group Co. Ltd.	745,000	2,693,043
	Hengbao Co. Ltd., Class A	21,900	55,879
	Hengtong Logistics Co. Ltd., Class A	85,200	124,662
	HG Technologies Co. Ltd., Class A	25,450	63,676
*	Hi Sun Technology China Ltd.	1,530,000	97,823
	Hichain Logistics Co. Ltd., Class A	18,500	64,089
*	Hiconics Eco-energy Technology Co. Ltd., Class A	78,500	78,156
*	High Templar Tech Ltd., Sponsored ADR	314,980	916,592
#	Hisense Home Appliances Group Co. Ltd., Class H	1,325,000	3,892,724
	Hitevision Co. Ltd., Class A	39,400	154,359
	HitGen, Inc., Class A	19,137	85,629
*	HNA Technology Co. Ltd., Class A	393,400	209,404
	Hongli Zhihui Group Co. Ltd., Class A	79,400	85,926
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	141,119
# *	Hopson Development Holdings Ltd.	4,531,026	2,018,121
	Horizon Construction Development Ltd.	2,630,591	336,560
	Hoymiles Power Electronics, Inc., Class A	12,058	178,842
* Ω	Hua Hong Semiconductor Ltd., Class H	1,568,000	23,204,355
* Ω	Hua Medicine	630,500	241,905
	Huabao International Holdings Ltd.	664,000	433,698
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	146,200	117,606

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadian Heavy Industries Co. Ltd., Class A	189,000	$304,503
	Huadian Power International Corp. Ltd., Class H	3,826,000	2,023,443
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	161,300	152,779
*	Huafu Fashion Co. Ltd., Class A	318,552	191,370
*	Huakai Yibai Technology Co. Ltd., Class A	23,900	48,849
	Huangshan Novel Co. Ltd., Class A	101,840	184,569
	Huangshan Tourism Development Co. Ltd., Class A	89,300	163,906
	Huapont Life Sciences Co. Ltd., Class A	185,400	149,346
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,534,062
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	231,183
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	173,697
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	67,928
	Hubei Zhenhua Chemical Co. Ltd., Class A	93,180	457,890
* Ω	Huitongda Network Co. Ltd., Class H	8,100	10,466
*	Huizhou CEE Technology, Inc., Class A	42,900	70,667
	Hunan Aihua Group Co. Ltd., Class A	14,900	39,001
*	Hunan Corun New Energy Co. Ltd., Class A	299,100	301,498
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	370,100	203,528
		Shares	Value»
CHINA — (Continued)
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	$277,567
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	83,100	184,142
*	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	190,803
*	Hunan New Wellful Co. Ltd., Class A	157,200	133,474
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	57,919
# *	HUTCHMED China Ltd. 13 HK	861,000	2,575,367
# *	HUTCHMED China Ltd. HCM US, ADR	3,324	49,860
#	HUYA, Inc., ADR	160,771	681,669
# * Ω	Hygeia Healthcare Holdings Co. Ltd.	701,000	1,151,273
*	HyUnion Holding Co. Ltd., Class A	244,800	308,061
*	IAT Automobile Technology Co. Ltd., Class A	76,200	106,493
* Ω	iDreamSky Technology Holdings Ltd.	2,174,800	164,567
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	28,600	20,023
* Ω	Ingdan, Inc.	249,000	124,717
*	Inkeverse Group Ltd.	1,099,000	123,896
*	INKON Life Technology Co. Ltd., Class A	109,700	180,712
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	373,779
* Ω	InnoCare Pharma Ltd., Class H	846,000	1,269,226
	Innuovo Technology Co. Ltd., Class A	81,100	120,629
*	Insigma Technology Co. Ltd., Class A	171,400	261,608
	Inspur Digital Enterprise Technology Ltd.	1,410,000	903,471
	Intron Technology Holdings Ltd.	222,000	53,430
# *	iQIYI, Inc., ADR	729,179	1,516,692

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	IReader Technology Co. Ltd., Class A	87,800	$311,470
# *	J&T Global Express Ltd.	4,241,400	5,518,773
	Jack Technology Co. Ltd., Class A	5,700	36,469
	Jade Bird Fire Co. Ltd., Class A	165,360	268,434
	Jangho Group Co. Ltd., Class A	203,600	281,440
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	134,500	201,078
* Ω	JD Logistics, Inc.	2,716,800	3,882,700
* Ω	Jenscare Scientific Co. Ltd., Class H	118,200	119,428
	Jia Yao Holdings Ltd.	110,000	34,815
	Jiajiayue Group Co. Ltd., Class A	62,000	116,138
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	248,466
	Jiangling Motors Corp. Ltd., Class A	66,000	171,582
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	252,189
	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	63,000	86,841
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	3,911	40,452
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	268,773
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	302,694
	Jiangsu Changbao Steeltube Co. Ltd., Class A	76,200	108,196
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	42,900	102,038
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	118,906
		Shares	Value»
CHINA — (Continued)
	Jiangsu Chint Power Technology Co. Ltd., Class A	39,000	$135,235
*	Jiangsu Dagang Co. Ltd., Class A	88,600	222,926
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	160,700	392,415
	Jiangsu Etern Co. Ltd., Class A	73,800	279,200
*	Jiangsu General Science Technology Co. Ltd., Class A	267,800	180,607
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	209,066
	Jiangsu Guomao Reducer Co. Ltd., Class A	63,600	157,245
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	213,082
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	127,746
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	113,850
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	165,687
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	16,664	68,215
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,940	210,554
	Jiangsu Lianyungang Port Co. Ltd., Class A	97,800	75,900
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	213,160
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	215,342
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	120,700	166,368
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	67,000	126,198

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	149,200	$216,775
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	77,500	81,920
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	466,700	171,016
	Jiangsu Shagang Co. Ltd., Class A	223,700	185,279
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	213,360
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	95,900	96,822
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	648,345
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	124,688
	Jiangsu Soho High Hope Group Corp., Class A	428,400	210,755
*	Jiangsu Sopo Chemical Co., Class A	92,401	105,227
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	189,494
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	240,743
*	Jiangsu Transimage Technology Co. Ltd., Class A	28,400	77,172
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	181,611
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	143,900	58,212
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	126,568
	Jiangxi Bank Co. Ltd., Class H	1,112,500	101,183
		Shares	Value»
CHINA — (Continued)
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	$168,147
	Jiangxi Copper Co. Ltd., Class H	1,644,000	9,821,550
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	75,500	164,394
	Jiangxi Ganneng Co. Ltd., Class A	161,100	249,610
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	188,529
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	256,523
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	95,082
# *	Jiangxi Rimag Group Co. Ltd., Class H	237,500	263,277
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	216,965
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	79,100	116,923
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	140,478
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	233,469
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	97,021
	Jianmin Pharmaceutical Group Co. Ltd., Class A	28,500	142,139
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	223,334	429,092
	Jiayin Group, Inc., ADR	13,629	89,951
	Jiaze Renewables Co. Ltd.	255,900	212,497
*	Jilin Chemical Fibre, Class A	419,602	290,973
	Jilin OLED Material Tech Co. Ltd., Class A	23,525	125,250

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	$108,403
*	Jinbei Automotive Co. Ltd., Class A	217,100	146,771
* ††	Jinchuan Group International Resources Co. Ltd.	7,638,000	234,651
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	159,331
	Jingjin Equipment, Inc., Class A	141,400	408,117
	Jinhong Gas Co. Ltd., Class A	61,973	200,051
	Jinhui Liquor Co. Ltd., Class A	53,400	167,648
	JinkoSolar Holding Co. Ltd., ADR	129,309	3,314,190
	Jinlei Technology Co. Ltd., Class A	66,900	264,401
	Jinlongyu Group Co. Ltd., Class A	78,200	353,529
	Jinmao Property Services Co. Ltd.	302,279	102,404
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	233,826
	Jinneng Science&Technology Co. Ltd., Class A	83,600	84,243
# * Ω	Jinxin Fertility Group Ltd.	5,257,500	1,642,078
	Jinzai Food Group Co. Ltd., Class A	76,700	126,046
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	34,700	55,078
Ω	Jiumaojiu International Holdings Ltd.	481,000	131,561
	Jiuzhitang Co. Ltd., Class A	54,800	69,552
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	632,412
	JNBY Design Ltd.	631,000	1,560,075
# Ω	Joinn Laboratories China Co. Ltd., Class H	140,700	437,851
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	236,772
		Shares	Value»
CHINA — (Continued)
	Jones Tech PLC, Class A	24,760	$199,732
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,700	186,786
	Joyoung Co. Ltd., Class A	76,100	114,464
	JOYY, Inc., ADR	11,820	760,617
	JS Corrugating Machinery Co. Ltd., Class A	95,000	176,664
# * Ω	JS Global Lifestyle Co. Ltd.	1,527,000	350,260
	JSTI Group, Class A	157,600	172,941
*	Ju Teng International Holdings Ltd.	1,932,000	469,029
	Jutze Intelligent Technology Co. Ltd., Class A	31,800	92,680
* Ω	JW Cayman Therapeutics Co. Ltd.	199,500	61,823
	Kailuan Energy Chemical Co. Ltd., Class A	149,900	136,542
	Kaishan Group Co. Ltd., Class A	111,200	272,976
	Kanzhun Ltd.	51,500	480,077
*	KBC Corp. Ltd., Class A	17,153	70,077
	KEDE Numerical Control Co. Ltd., Class A	25,689	226,153
*	Keep, Inc.	274,600	130,841
	Keeson Technology Corp. Ltd., Class A	28,900	72,180
	Keli Motor Group Co. Ltd., Class A	152,400	275,920
	Keli Sensing Technology Ningbo Co. Ltd., Class A	38,800	372,912
	Keshun Waterproof Technologies Co. Ltd., Class A	94,100	96,419
	Kidswant Children Products Co. Ltd., Class A	96,500	148,683
	Kinco Automation Shanghai Co. Ltd., Class A	7,843	146,925

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kinetic Development Group Ltd.	4,630,000	$1,035,348
	Kingboard Holdings Ltd.	2,259,921	9,158,020
	Kingboard Laminates Holdings Ltd.	3,510,500	6,591,161
# *	Kingdee International Software Group Co. Ltd.	2,132,000	3,521,461
*	Kingsignal Technology Co. Ltd., Class A	51,200	109,426
#	Kingsoft Corp. Ltd.	2,316,400	8,886,733
* Ω	Kintor Pharmaceutical Ltd.	87,500	31,512
	KPC Pharmaceuticals, Inc., Class A	81,700	146,824
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	234,315
	Kuangda Technology Group Co. Ltd., Class A	287,400	283,070
	Kunlun Energy Co. Ltd.	5,550,000	5,686,429
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	16,700	68,962
	Kunshan Dongwei Technology Co. Ltd., Class A	67,127	403,200
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	48,920	376,612
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	77,300	247,949
*	Kyland Technology Co. Ltd., Class A	104,600	336,688
	Lancy Co. Ltd., Class A	80,100	215,391
	Landai Technology Group Corp. Ltd., Class A	85,300	144,549
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	143,300	215,124
	Laobaixing Pharmacy Chain JSC, Class A	74,500	164,747
		Shares	Value»
CHINA — (Continued)
	Launch Tech Co. Ltd., Class H	273,500	$309,353
	Lee & Man Chemical Co. Ltd.	528,785	408,943
	Lee & Man Paper Manufacturing Ltd.	1,305,000	596,533
* Ω	Legend Holdings Corp., Class H	1,370,500	1,512,430
	Leoch Energy, Inc.	720	6,142
	Leoch International Technology Ltd.	36,000	3,091
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	47,000	101,061
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	173,267
	LexinFintech Holdings Ltd., ADR	22,769	64,892
	Li Ning Co. Ltd.	5,678,000	14,847,846
*	LianChuang Electronic Technology Co. Ltd., Class A	30,400	48,371
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	205,388
# *	Lianlian DigiTech Co. Ltd., Class H	205,000	178,184
	Liaoning Chengda Biotechnology Co. Ltd., Class A	39,657	149,290
	Liaoning Energy Industry Co. Ltd., Class A	127,400	72,696
#	Liaoning Port Co. Ltd., Class H	968,000	111,358
	Lier Chemical Co. Ltd., Class A	149,980	383,794
# *	Lifetech Scientific Corp.	8,522,000	1,995,981
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	180,908
	Lily Group Co. Ltd., Class A	14,200	36,750
*	Linewell Software Co. Ltd., Class A	46,700	75,585
#	Lingbao Gold Group Co. Ltd., Class H	870,000	2,461,992

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# Ω	Linklogis, Inc., Class B	2,001,500	$572,825
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	217,337
	Livzon Pharmaceutical Group, Inc., Class H	622,403	2,342,190
*	Long Yuan Construction Group Co. Ltd., Class A	180,600	82,613
# Ω	Longfor Group Holdings Ltd.	5,015,614	6,595,915
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	272,270
	Longyan Zhuoyue New Energy Co. Ltd., Class A	7,470	84,214
	Lonking Holdings Ltd.	5,962,000	2,445,588
	Lontium Semiconductor Corp., Class A	21,565	236,833
*	Lotus Holdings Co. Ltd.	164,799	146,876
	Lucky Harvest Co. Ltd., Class A	34,190	171,877
* ††	Lumena Newmat	363,249	0
	Luolai Lifestyle Technology Co. Ltd., Class A	83,100	124,870
	Luoniushan Co. Ltd., Class A	23,628	28,765
	Lushang Freda Pharmaceutical Co. Ltd., Class A	186,300	201,081
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	470,353
	Luyang Energy-Saving Materials Co. Ltd.	94,900	181,348
* Ω	Luye Pharma Group Ltd.	3,369,000	1,196,751
	Luyuan Group Holding Cayman Ltd.	21,000	32,782
	Lygend Resources & Technology Co. Ltd.-H, Class H	160,800	520,274
*	Maanshan Iron & Steel Co. Ltd., Class H	3,336,048	1,153,596
		Shares	Value»
CHINA — (Continued)
	Maccura Biotechnology Co. Ltd., Class A	106,861	$186,726
*	Malion New Materials Co. Ltd., Class A	68,600	101,958
# Ω	Maoyan Entertainment	568,165	533,099
	Maxvision Technology Corp., Class A	39,800	162,027
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	166,560
# Ω	Medlive Technology Co. Ltd.	344,500	451,695
	Mehow Innovative Ltd., Class A	24,100	107,771
	MeiG Smart Technology Co. Ltd., Class A	44,800	287,939
Ω	Meitu, Inc.	5,414,500	5,348,435
	Mesnac Co. Ltd., Class A	196,900	234,535
#	Metallurgical Corp. of China Ltd., Class H	3,100,000	733,374
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	224,826
# * Ω	Microport Cardioflow Medtech Corp.	1,547,000	157,091
#	MicroPort NeuroScientific Corp.	319,224	480,664
# *	Microport Scientific Corp.	1,471,200	2,216,223
Ω	Midea Real Estate Holding Ltd.	400,400	215,808
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	263,429
	Ming Yuan Cloud Group Holdings Ltd.	1,252,000	500,960
*	Mingfa Group International Co. Ltd.	2,003,000	28,925
	MINISO Group Holding Ltd.	871,600	4,047,378
*	Minmetals Development Co. Ltd., Class A	196,200	385,435

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Minmetals Land Ltd.	568,000	$71,252
	Minth Group Ltd.	1,963,000	9,241,704
*	Miracle Automation Engineering Co. Ltd., Class A	8,000	32,745
	Miracll Chemicals Co. Ltd., Class A	43,640	113,393
	MLS Co. Ltd., Class A	107,200	152,241
*	MMG Ltd.	8,402,598	10,878,847
* Ω	Mobvista, Inc.	968,000	1,846,281
	Moon Environment Technology Co. Ltd., Class A	106,180	245,536
	Morimatsu International Holdings Co. Ltd.	612,000	839,774
	Motic Xiamen Electric Group Co. Ltd., Class A	90,700	218,106
*	Mount Everest Gold Group Co. Ltd.	380,000	92,230
	MYS Group Co. Ltd., Class A	131,600	78,926
	Nancal Technology Co. Ltd., Class A	43,300	297,666
*	Nanfang Pump Industry Co. Ltd., Class A	318,400	210,062
	Nanhua Futures Co. Ltd., Class A	51,500	136,374
	NanJi E-Commerce Co. Ltd., Class A	416,900	192,978
	Nanjing Cosmos Chemical Co. Ltd., Class A	62,500	123,414
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	411,039
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	138,907	189,132
	Nanjing Pharmaceutical Group Co. Ltd.	244,800	194,953
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	272,701
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	307,462
	Natural Food International Holding Ltd.	188,000	25,309
		Shares	Value»
CHINA — (Continued)
*	Nayuki Holdings Ltd.	1,126,500	$157,065
	NetDragon Websoft Holdings Ltd.	496,000	637,945
# * Ω	NetEase Cloud Music, Inc.	156,250	3,605,524
	Neusoft Corp., Class A	132,700	199,949
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	186,774
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	47,902
*	Newborn Town, Inc.	1,330,000	1,955,787
	Nexteer Automotive Group Ltd.	2,104,000	1,794,922
*	Nine Dragons Paper Holdings Ltd.	3,319,000	3,496,625
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	122,455
	Ningbo Exciton Technology Co. Ltd., Class A	32,800	91,419
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	72,600	206,646
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	16,600	143,823
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	24,000	73,627
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	153,624
*	Ningbo Solartron Technology Co. Ltd., Class A	22,535	67,222
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	192,531
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	315,276
	Ningbo Yunsheng Co. Ltd., Class A	118,900	240,807
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	161,201

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	50,100	$276,347
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	199,861
*	Niu Technologies, Sponsored ADR	47,641	157,692
	NKY Medical Holdings Ltd., Class A	84,300	227,976
	Noah Holdings Ltd., Sponsored ADR	51,516	610,980
	North Chemical Industries Co. Ltd., Class A	44,800	138,448
	North China Pharmaceutical Co. Ltd., Class A	138,000	112,482
	North Huajin Chemical Industries Co. Ltd., Class A	272,000	236,976
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	165,569
# *	NovaBridge Biosciences, ADR	48,055	159,062
	Novoray Corp., Class A	3,272	31,448
*	NSFOCUS Technologies Group Co. Ltd., Class A	60,400	70,283
*	Nuode New Materials Co. Ltd., Class A	306,700	302,959
	NYOCOR Co. Ltd., Class A	70,800	60,803
# * Ω	Ocumension Therapeutics	467,000	441,659
	Onewo, Inc., Class H	536,700	1,345,112
	Opple Lighting Co. Ltd., Class A	46,400	135,217
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	218,044
	Orient International Enterprise Ltd., Class A	148,200	186,429
#	Orient Overseas International Ltd.	109,000	1,785,766
*	Oriental Energy Co. Ltd., Class A	194,100	241,254
		Shares	Value»
CHINA — (Continued)
# *	OSL Group Ltd.	506,000	$1,086,432
	Ovctek China, Inc., Class A	45,600	103,726
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	89,700	176,673
*	PCI Technology Group Co. Ltd., Class A	174,500	172,378
* Ω	Peijia Medical Ltd.	806,000	682,306
* ††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	328,300	472,768
*	Perennial Energy Holdings Ltd.	150,000	22,396
#	Persistence Gold Group Ltd.	1,590,000	249,317
*	Phancy Group Co. Ltd., Class H	156,000	999,903
	PharmaBlock Sciences Nanjing, Inc., Class A	15,600	92,569
Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	1,998,986
*	Phenix Optical Co. Ltd., Class A	25,200	77,931
	PhiChem Corp., Class A	103,826	414,840
# * Ω	Ping An Healthcare & Technology Co. Ltd.	2,757,658	5,081,759
	PNC Process Systems Co. Ltd., Class A	59,680	240,531
#	Poly Property Group Co. Ltd.	3,780,500	1,138,351
#	Poly Property Services Co. Ltd., Class H	270,000	1,172,272
*	Porton Pharma Solutions Ltd., Class A	106,500	374,421
	Pou Sheng International Holdings Ltd.	3,659,806	217,736
	Precision Tsugami China Corp. Ltd.	36,000	193,014
	Prinx Chengshan Holdings Ltd.	256,000	268,597
	Pulike Biological Engineering, Inc., Class A	20,800	41,585

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PW Medtech Group Ltd.	1,078,000	$176,526
	Q Technology Group Co. Ltd.	1,418,000	1,691,429
	Qfin Holdings, Inc., ADR	239,381	3,722,375
	Qianhe Condiment & Food Co. Ltd., Class A	126,750	184,133
	Qiming Information Technology Co. Ltd., Class A	49,800	135,431
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	348,392
	Qingdao Citymedia Co. Ltd., Class A	32,400	31,485
	Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	127,415
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	86,722	201,023
	Qingdao Gaoce Technology Co. Ltd., Class A	114,045	233,321
	Qingdao Gon Technology Co. Ltd., Class A	2,600	21,961
	Qingdao Haier Biomedical Co. Ltd., Class A	37,811	181,408
	Qingdao Hanhe Cable Co. Ltd., Class A	365,300	268,908
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	33,914	78,020
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	73,157
Ω	Qingdao Port International Co. Ltd., Class H	922,000	886,155
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	107,238
*	Qingling Motors Co. Ltd., Class H	496,000	69,309
	Qinhuangdao Port Co. Ltd., Class H	1,932,500	667,016
		Shares	Value»
CHINA — (Continued)
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	$130,144
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	244,056
*	Qunabox Group Ltd.	93,100	306,469
*	Quzhou DFP New Material Group Co. Ltd.	262,400	157,334
	Rainbow Digital Commercial Co. Ltd., Class A	117,000	96,445
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	187,339
# * Ω	Red Star Macalline Group Corp. Ltd., Class H	925,120	155,317
	Renhe Pharmacy Co. Ltd., Class A	253,900	218,913
# *	REPT BATTERO Energy Co. Ltd., Class H	345,800	510,509
	Rianlon Corp., Class A	38,750	261,038
	Richinfo Technology Co. Ltd., Class A	22,000	95,465
	Riyue Heavy Industry Co. Ltd., Class A	112,200	224,135
	Rizhao Port Co. Ltd., Class A	359,300	163,894
# *	RoboSense Technology Co. Ltd.	299,200	1,301,211
	Ruida Futures Co. Ltd., Class A	68,700	242,562
	Ruifeng Power Group Co. Ltd.	32,000	74,798
	Sanchuan Wisdom Technology Co. Ltd., Class A	93,400	97,815
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	213,819
	Sanjiang Shopping Club Co. Ltd., Class A	49,400	117,885
	Sanquan Food Co. Ltd., Class A	91,600	157,002
*	Sansteel Minguang Co. Ltd. Fujian, Class A	39,100	24,994
	Sansure Biotech, Inc., Class A	19,493	57,000

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sanwei Holding Group Co. Ltd., Class A	83,600	$135,425
#	Sany Heavy Equipment International Holdings Co. Ltd.	4,159,000	6,389,427
*	Seazen Group Ltd.	5,006,571	1,671,324
	SF Diamond Co. Ltd., Class A	30,100	84,130
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	332,700	173,434
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	101,100	165,904
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	231,593
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	30,800	35,455
*	Shandong BoAn Biotechnology Co. Ltd., Class H	258,400	276,502
	Shandong Bohui Paper Industrial Co. Ltd., Class A	130,503	139,889
	Shandong Dawn Polymer Co. Ltd., Class A	79,900	336,309
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	245,127
*	Shandong Haihua Co. Ltd., Class A	134,000	116,100
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	265,700	241,989
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	110,088
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	23,300	51,533
	Shandong Jinjing Science & Technology Co. Ltd., Class A	246,800	202,113
	Shandong Lukang Pharma, Class A	169,300	225,969
		Shares	Value»
CHINA — (Continued)
	Shandong New Beiyang Information Technology Co. Ltd., Class A	30,200	$34,026
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	62,500	20,521
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,500	172,137
	Shandong Taihe Technologies Co. Ltd., Class A	18,500	79,376
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,562,000	1,640,371
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	202,043
	Shandong Xiantan Group Co. Ltd.	148,800	138,739
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	523,545
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	98,100	135,987
	Shanghai Acrel Co. Ltd., Class A	13,700	54,283
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	101,800	220,883
*	Shanghai AJ Group Co. Ltd., Class A	272,700	194,973
	Shanghai AtHub Co. Ltd., Class A	15,333	82,527
	Shanghai Bailian Group Co. Ltd., Class A	93,800	123,449
	Shanghai Baolong Automotive Corp., Class A	32,800	173,201
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	186,404
* Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	137,400	92,262

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	$161,185
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	7,641	182,670
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	63,300	548,414
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	354,475
	Shanghai Datun Energy Resources Co. Ltd., Class A	85,000	157,884
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	622,000	253,779
	Shanghai Environment Group Co. Ltd., Class A	149,986	185,140
*	Shanghai Feilo Acoustics Co. Ltd., Class A	304,900	359,436
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	90,562
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	431,000	1,126,183
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	5,163,039
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	307,000	128,038
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	18,100	131,530
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	227,381
	Shanghai Gench Education Group Ltd.	65,500	21,803
		Shares	Value»
CHINA — (Continued)
	Shanghai Gentech Co. Ltd., Class A	51,384	$245,481
	Shanghai Haixin Group Co., Class A	39,500	43,834
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	59,200	211,604
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	38,200	126,666
# * Ω	Shanghai Henlius Biotech, Inc., Class H	75,900	556,943
*	Shanghai Industrial Development Co. Ltd., Class A	323,300	259,065
	Shanghai Industrial Holdings Ltd.	945,000	1,811,421
*	Shanghai INT Medical Instruments Co. Ltd., Class H	124,600	493,809
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	85,800	130,404
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	174,955
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	142,648
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	230,911
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	9,142	125,062
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	254,877
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	32,562
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	783,700	1,194,307
	Shanghai Pioneer Holding Ltd.	1,330,000	388,180

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	$270,553
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	96,805
	Shanghai Runda Medical Technology Co. Ltd., Class A	59,200	136,016
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	201,361
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	264,610
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	78,300	119,331
	Shanghai Yaoji Technology Co. Ltd., Class A	24,033	89,884
	Shanghai Yct Electronics Group Co. Ltd., Class A	16,120	116,519
	Shanghai Zhezhong Group Co. Ltd., Class A	17,100	49,171
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	421,296
	Shantou Wanshun New Material Group Co. Ltd., Class A	83,800	71,200
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	213,319
	Shanxi Coking Co. Ltd., Class A	119,000	79,419
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	90,713
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	145,052
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	198,900	179,586
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	196,000	90,409
		Shares	Value»
CHINA — (Continued)
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	68,800	$56,700
	Shengda Resources Co. Ltd., Class A	51,307	430,183
	Shenma Industry Co. Ltd., Class A	201,400	263,344
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	17,000	47,963
*	Shenzhen Baoming Technology Co. Ltd., Class A	16,500	126,890
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	217,268
	Shenzhen Bingchuan Network Co. Ltd., Class A	8,800	44,278
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	116,723
	Shenzhen Center Power Tech Co. Ltd., Class A	68,300	197,165
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	168,406
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	159,445
	Shenzhen Click Technology Co. Ltd., Class A	111,600	383,546
*	Shenzhen Clou Electronics Co. Ltd., Class A	107,300	140,185
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	285,622
	Shenzhen Das Intellitech Co. Ltd., Class A	285,711	117,084
	Shenzhen Desay Battery Technology Co., Class A	43,574	163,269
*	Shenzhen Dynanonic Co. Ltd., Class A	24,238	144,372
#	Shenzhen Expressway Corp. Ltd., Class H	2,482,400	2,384,551

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Farben Information Technology Co. Ltd., Class A	31,400	$99,749
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	136,271
*	Shenzhen Fenda Technology Co. Ltd., Class A	117,200	109,439
	Shenzhen Forms Syntron Information Co. Ltd., Class A	67,000	307,827
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	148,692
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	138,600	237,215
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	204,500	144,555
#	Shenzhen International Holdings Ltd.	4,712,256	5,429,209
# *	Shenzhen Investment Ltd.	10,091,720	1,124,883
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	117,433
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	131,206
*	Shenzhen Jinjia Group Co. Ltd., Class A	137,300	79,044
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	241,731
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	93,800	246,084
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	209,772
	Shenzhen Leaguer Co. Ltd., Class A	211,200	330,286
		Shares	Value»
CHINA — (Continued)
	Shenzhen Lifotronic Technology Co. Ltd., Class A	76,939	$152,255
	Shenzhen Longtech Smart Control Co. Ltd., Class A	6,700	29,940
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	308,949
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	455,500	198,532
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	335,342
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	311,500	65,798
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	216,013
	Shenzhen SEG Co. Ltd., Class A	87,500	113,516
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	330,784
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	299,493
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	12,800	47,480
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	253,238
	Shenzhen Topraysolar Co. Ltd., Class A	87,900	74,650
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	171,491
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	198,693
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	126,689
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,700	254,575

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	157,800	$475,495
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,748	93,641
	Shinva Medical Instrument Co. Ltd., Class A	79,400	178,747
#	Shiyue Daotian Group Co. Ltd., Class H	33,300	38,376
	Shoucheng Holdings Ltd.	6,317,600	1,646,605
	Shougang Fushan Resources Group Ltd.	5,749,565	2,422,950
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,716
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	28,300	36,171
	Shui On Land Ltd.	6,376,643	563,297
#	Sichuan Baicha Baidao Industrial Co. Ltd., Class H	181,400	153,638
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	485,178
	Sichuan EM Technology Co. Ltd., Class A	101,900	416,725
#	Sichuan Expressway Co. Ltd., Class H	3,234,000	2,310,160
	Sichuan Furong Technology Co. Ltd., Class A	70,520	103,988
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	244,206
	Sichuan Injet Electric Co. Ltd., Class A	37,400	309,323
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	205,221
*	Sichuan Lutianhua Co. Ltd., Class A	277,700	191,396
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	312,397
		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	5,345,000	$1,080,111
	SIIC Environment Holdings Ltd. (807 HK)	128,000	17,705
Ω	Simcere Pharmaceutical Group Ltd.	616,000	922,263
*	Sinic Holdings Group Co. Ltd.	235,000	0
	Sino Biopharmaceutical Ltd.	2,624,000	2,226,479
*	Sino GeoPhysical Co. Ltd., Class A	38,100	172,135
	Sino Wealth Electronic Ltd., Class A	29,600	139,021
	Sinocare, Inc., Class A	41,385	104,435
	Sinofert Holdings Ltd.	6,383,327	1,388,887
	Sinomach Automobile Co. Ltd., Class A	178,300	169,450
	Sinomach Precision Industry Group Co. Ltd., Class A	79,700	514,490
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	3,646,057
#	Sinopec Kantons Holdings Ltd.	3,076,000	1,707,441
*	Sinopec Oilfield Equipment Corp., Class A	170,200	198,527
*	Sinopec Oilfield Service Corp., Class H	6,360,000	792,563
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,932,000	1,412,018
	Sinopharm Group Co. Ltd., Class H	2,362,000	6,302,385
	Sinoseal Holding Co. Ltd., Class A	35,100	189,622
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	313,723
	Sinosteel New Materials Co. Ltd., Class A	124,300	193,947

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotrans Ltd., Class H	7,449,000	$4,942,354
	Sinotruk Hong Kong Ltd.	1,934,000	8,881,274
	Skyworth Digital Co. Ltd., Class A	62,000	103,625
*	Skyworth Group Ltd.	1,070,000	974,315
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	69,600	215,658
# Ω	Smoore International Holdings Ltd.	1,965,000	2,837,571
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	176,851
*	SOHO China Ltd.	4,406,500	298,952
	Soho Holly Futures Co. Ltd., Class H	537,000	227,879
	Sokan New Materials Group Co. Ltd., Class A	15,995	83,518
	Solareast Holdings Co. Ltd., Class A	86,400	119,954
	Sonoscape Medical Corp., Class A	19,308	77,144
*	South Manganese Investment Ltd.	627,000	36,489
	Southern Publishing & Media Co. Ltd., Class A	101,000	219,384
#	So-Young International, Inc., ADR	108,932	309,367
#	SSY Group Ltd.	5,457,152	2,066,880
	Stanley Agricultural Group Co. Ltd., Class A	223,700	367,689
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	188,800	201,737
*	Star Plus Legend Holdings Ltd., Class H	293,500	229,509
	Sumavision Technologies Co. Ltd., Class A	245,300	213,294
	Sun Art Retail Group Ltd.	3,660,500	721,656
	Sun King Technology Group Ltd.	3,180,000	775,378
		Shares	Value»
CHINA — (Continued)
	Sunflower Pharmaceutical Group Co. Ltd., Class A	78,800	$159,723
	Suning Universal Co. Ltd., Class A	478,800	161,239
	Sunny Optical Technology Group Co. Ltd.	815,900	6,538,266
	Sunrise Group Co. Ltd., Class A	80,700	76,158
# *	Sunshine Lake Pharma Co. Ltd., Class H	215,847	1,180,087
	Sunstone Development Co. Ltd., Class A	94,700	378,406
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	449,092
	Suofeiya Home Collection Co. Ltd., Class A	57,600	123,151
	Suzhou Anjie Technology Co. Ltd., Class A	161,800	323,906
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	310,200	166,587
	Suzhou Good-Ark Electronics Co. Ltd., Class A	77,900	120,169
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	165,838
	Suzhou Secote Precision Electronic Co. Ltd., Class A	46,300	336,671
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	28,200	58,234
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	237,481
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	458,040
*	SVG Optronics Co. Ltd., Class A	21,000	147,277
	SY Holdings Group Ltd.	1,217,000	1,803,343
	Symphony Holdings Ltd.	6,450,000	1,180,426

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	SYoung Group Co. Ltd., Class A	44,200	$145,281
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	129,432
*	Tangrenshen Group Co. Ltd., Class A	257,127	165,183
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	251,000	296,148
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	157,292
	Tansun Technology Co. Ltd., Class A	39,000	96,101
*	Tanwan, Inc.	257,600	588,601
	Tayho Advanced Materials Group Co. Ltd., Class A	41,100	77,117
	TCL Electronics Holdings Ltd.	2,874,347	4,418,783
	TDG Holdings Co. Ltd., Class A	131,900	257,134
* ††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	77,570	123,514
	Telling Telecommunication Holding Co. Ltd., Class A	98,500	148,007
	Tenfu Cayman Holdings Co. Ltd.	286,000	109,012
	Three Squirrels, Inc., Class A	59,100	202,907
	Three's Co. Media Group Co. Ltd., Class A	30,907	182,635
	Tian An China Investment Co. Ltd.	1,092,000	640,705
	Tian Lun Gas Holdings Ltd.	318,000	119,035
#	Tiangong International Co. Ltd.	3,496,000	1,527,239
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,602,000	896,778
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	353,600	184,718
	Tianjin Development Holdings Ltd.	928,000	321,382
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Co. Ltd., Class A	234,400	$162,904
	Tianjin Port Development Holdings Ltd.	3,902,800	349,680
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	81,135	232,643
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	179,719
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	123,800	112,748
#	Tianneng Power International Ltd.	2,554,048	2,390,088
# *	Tianqi Lithium Corp., Class H	208,200	1,300,149
	Tianrun Industry Technology Co. Ltd., Class A	168,300	179,119
	Tibet Mineral Development Co. Ltd., Class A	22,400	86,071
#	Time Interconnect Technology Ltd.	1,630,000	3,225,305
	Tingyi Cayman Islands Holding Corp.	2,728,000	4,134,639
	Titan Wind Energy Suzhou Co. Ltd., Class A	218,000	246,919
	TK Group Holdings Ltd.	138,000	44,061
	TKD Science & Technology Co. Ltd., Class A	66,200	153,079
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	349,518
	Toly Bread Co. Ltd., Class A	213,868	169,044
	Tomson Group Ltd.	679,139	232,472
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,439,000	792,137
	Tongcheng Travel Holdings Ltd.	3,684,000	10,958,060
	Tongdao Liepin Group	759,600	366,120
*	Tongding Interconnection Information Co. Ltd., Class A	76,800	86,830

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongguan Gold Group Ltd.	2,142,000	$904,039
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	227,880
	Topsec Technologies Group, Inc., Class A	208,127	261,885
Ω	Topsports International Holdings Ltd.	2,437,000	883,571
	Toread Holdings Group Co. Ltd., Class A	78,400	154,065
#	Towngas Smart Energy Co. Ltd.	2,639,853	1,239,159
*	TPV Technology Co. Ltd., Class A	344,600	126,257
* Ω	Transcenta Holding Ltd.	264,000	80,358
	TravelSky Technology Ltd., Class H	1,017,000	1,383,164
	Triangle Tyre Co. Ltd., Class A	94,300	209,680
# *	Triumph New Energy Co. Ltd., Class H	224,000	109,532
	Triumph Science & Technology Co. Ltd., Class A	148,800	310,680
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
*	Truking Technology Ltd., Class A	34,600	55,427
	Tsingtao Brewery Co. Ltd., Class H	622,000	3,936,328
	TSP Wind Power Group Co. Ltd.	176,900	348,879
# * Ω	Tuhu Car, Inc.	283,300	564,682
* ††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	0
	Tuya, Inc., ADR	21,310	44,538
	Unilumin Group Co. Ltd., Class A	182,800	205,924
#	Uni-President China Holdings Ltd.	4,377,000	4,437,975
#	United Energy Group Ltd.	2,112,900	174,000
*	UTour Group Co. Ltd., Class A	172,400	201,251
	V V Food & Beverage Co. Ltd., Class A	253,300	137,910
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	189,900	$467,017
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	32,665	79,205
	Vatti Corp. Ltd., Class A	147,700	133,880
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	426,711
	Vipshop Holdings Ltd., ADR	509,760	8,721,994
* Ω	Viva Biotech Holdings	2,670,000	874,826
# *	Vnet Group, Inc., ADR	83,420	878,413
	Wangneng Environment Co. Ltd., Class A	77,245	187,499
	Wanguo Gold Group Ltd.	1,640,000	2,491,730
	Want Want China Holdings Ltd.	6,523,000	3,934,051
	Warom Technology, Inc. Co., Class A	58,700	165,323
	Wasion Holdings Ltd.	1,858,000	5,674,345
	Wasu Media Holding Co. Ltd., Class A	44,400	55,600
#	Weibo Corp. (9898 HK), Class A	205,020	2,189,206
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	129,306
	Weilong Delicious Global Holdings Ltd.	75,000	118,462
# * Ω	Weimob, Inc.	2,740,000	846,998
# *	WellCell Holdings Co. Ltd.	296,800	450,753
	Wellhope Foods Co. Ltd., Class A	142,900	154,111
	Wencan Group Co. Ltd., Class A	59,322	176,063
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	298,188
	West China Cement Ltd.	5,844,000	2,807,779
	Western Metal Materials Co. Ltd., Class A	50,100	353,651
#	Wharf Holdings Ltd.	1,250,000	4,041,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Winall Hi-Tech Seed Co. Ltd., Class A	74,357	$111,609
	Windey Energy Technology Group Co. Ltd., Class A	70,350	197,004
*	World Union Group, Inc., Class A	271,900	105,972
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	166,209
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	3,600	9,978
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	114,700	211,122
*	Wuhan P&S Information Technology Co. Ltd., Class A	70,400	112,102
	Wuling Motors Holdings Ltd.	290,000	19,248
	Wushang Group Co. Ltd., Class A	140,882	214,653
	Wuxi Best Precision Machinery Co. Ltd., Class A	70,100	245,874
	Wuxi Boton Technology Co. Ltd., Class A	35,600	118,331
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	127,700
	Wuxi DK Electronic Materials Co. Ltd., Class A	14,200	220,689
	Wuxi Longsheng Technology Co. Ltd., Class A	23,600	176,550
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	346,837
*	WuXi XDC Cayman, Inc.	453,500	3,643,468
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	231,461
#	XD, Inc.	466,200	5,119,786
* Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	863,500	84,886
		Shares	Value»
CHINA — (Continued)
	Xiamen Changelight Co. Ltd., Class A	107,000	$581,855
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	14,300	63,842
	Xiamen International Airport Co. Ltd., Class A	43,200	114,174
	Xiamen ITG Group Corp. Ltd., Class A	222,400	223,753
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	182,595
	Xiamen Kingdomway Group Co., Class A	13,200	36,136
	Xiamen Leading Optics Co. Ltd., Class A	7,700	44,930
*	Xian International Medical Investment Co. Ltd., Class A	220,600	155,185
	Xi'an Manareco New Materials Co. Ltd., Class A	16,133	117,426
	Xiandai Investment Co. Ltd., Class A	356,794	219,746
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	224,687
	Ximei Resources Holding Ltd.	65,000	73,512
	Xingfa Aluminium Holdings Ltd.	481,000	468,152
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,617,103	2,265,031
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	239,017
	Xinjiang Joinworld Co. Ltd., Class A	182,800	238,003
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	158,943

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	$208,474
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	566,273
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	279,835
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	56,700	57,203
*	Xinte Energy Co. Ltd., Class H	74,400	72,494
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	315,330
#	Xinyi Energy Holdings Ltd.	6,158,780	953,558
#	Xinyi Solar Holdings Ltd.	10,858,929	4,693,680
	Xinyu Iron & Steel Co. Ltd., Class A	149,400	86,972
*	Xinzhi Group Co. Ltd., Class A	71,300	264,225
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	262,969
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	85,600	209,755
	Xtep International Holdings Ltd.	5,055,836	3,322,953
# *	Xunlei Ltd., ADR	181,470	1,116,040
# *	XXF Group Holdings Ltd.	115,000	167,386
Ω	Yadea Group Holdings Ltd.	3,721,281	5,257,845
	Yangling Metron New Material, Inc., Class A	55,100	134,380
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	5,061,412
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	139,245
	Yantai North Andre Juice Co. Ltd., Class H	62,000	127,762
	YanTai Shuangta Food Co. Ltd., Class A	202,100	151,631
		Shares	Value»
CHINA — (Continued)
*	Yatsen Holding Ltd., ADR	61,375	$261,458
	YD Electronic Technology Co. Ltd., Class A	23,600	214,852
*	Yechiu Metal Recycling China Ltd., Class A	305,500	201,410
	Yeebo International Holdings Ltd.	132,000	62,820
*	YH Entertainment Group	99,000	31,542
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	137,553
	Yifan Pharmaceutical Co. Ltd., Class A	41,400	72,452
#	Yihai International Holding Ltd.	724,000	1,364,215
*	Yijiahe Technology Co. Ltd., Class A	9,200	41,280
	Yinbang Clad Material Co. Ltd., Class A	156,200	334,785
	Yindu Kitchen Equipment Co. Ltd., Class A	85,995	199,641
	Yiren Digital Ltd., Sponsored ADR	160,448	636,979
# Ω	Yixin Group Ltd.	4,194,000	1,521,871
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	202,492
	Yizumi Holdings Co. Ltd., Class A	86,500	321,809
	Yongjin Technology Group Co. Ltd.	64,300	177,915
	Yotrio Group Co. Ltd., Class A	363,000	197,768
*	Youcare Pharmaceutical Group Co. Ltd., Class A	39,643	138,296
	Youngy Co. Ltd., Class A	45,300	353,969
*	Youzu Interactive Co. Ltd., Class A	163,800	284,873
	YSB, Inc.	443,400	315,692
#	Yuexiu Property Co. Ltd.	1,602,456	933,560
	Yuexiu Services Group Ltd.	643,500	199,331
	Yuexiu Transport Infrastructure Ltd.	1,846,018	1,117,492

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	$259,458
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	158,886
	Yunnan Energy Investment Co. Ltd., Class A	85,500	144,513
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	102,394
	Yutong Heavy Industries Co. Ltd., Class A	55,300	98,372
*	Z Fin Ltd.	50,000	26,317
*	Zai Lab Ltd. 9688 HK	820,500	1,364,083
*	Zai Lab Ltd. ZLAB US, ADR	46,914	778,772
	Zanyu Technology Group Co. Ltd., Class A	31,400	64,944
	ZBOM Home Collection Co. Ltd., Class A	87,523	123,412
#	ZCZL Industrial Technology Group Co. Ltd., Class H	989,600	2,788,519
	Zengame Technology Holding Ltd.	552,000	169,430
*	Zepp Health Corp., ADR	1,272	22,921
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	33,772	109,224
	Zhaojin Mining Industry Co. Ltd., Class H	2,969,000	13,058,193
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	24,800	52,102
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	322,629
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	225,847
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	117,570
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	282,500	$168,754
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	86,200	55,955
#	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,167,315
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	92,000	236,202
# * ††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	110,944
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	260,554
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	103,645
	Zhejiang Hangmin Co. Ltd., Class A	194,400	213,312
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	87,302
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	16,300	37,990
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	206,978
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	91,000	131,217
	Zhejiang International Group Co. Ltd., Class A	31,200	56,108
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,800	108,592
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	486,984
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	99,900	296,072

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingu Co. Ltd., Class A	63,400	$109,362
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	82,600	202,699
	Zhejiang Lante Optics Co. Ltd., Class A	39,901	264,725
	Zhejiang Meida Industrial Co. Ltd., Class A	99,100	128,292
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	19,313	68,089
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	58,500	131,798
	Zhejiang Runtu Co. Ltd., Class A	192,334	348,023
	Zhejiang Semir Garment Co. Ltd., Class A	129,200	103,060
#	Zhejiang Shibao Co. Ltd., Class H	444,000	316,608
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	204,526
	Zhejiang Southeast Space Frame Co. Ltd., Class A	111,200	96,036
	Zhejiang Sunoren Solar Technology Co. Ltd.	16,800	24,031
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	108,200	103,187
	Zhejiang Taihua New Material Group Co. Ltd., Class A	99,000	132,103
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	24,605	92,163
	Zhejiang Wanliyang Co. Ltd., Class A	220,370	314,273
	Zhejiang Wansheng Co. Ltd., Class A	101,200	176,746
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	186,172
	Zhejiang XCC Group Co. Ltd., Class A	45,800	498,548
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	119,500	157,845
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,800	$40,466
	Zhejiang Xinao Textiles, Inc., Class A	57,100	76,044
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,600	43,975
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	155,000
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	183,260
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	244,114
	Zhende Medical Co. Ltd., Class A	46,200	457,319
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	150,800	98,438
	Zhengzhou GL Tech Co. Ltd., Class A	29,800	97,379
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	202,971
	Zhewen Interactive Group Co. Ltd., Class A	126,500	237,596
*	Zhihu, Inc.	46,500	58,283
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,182,500	2,520,545
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	173,891	262,189
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	282,988
	Zhongsheng Group Holdings Ltd.	1,688,000	2,514,770
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	189,468

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZhongYeDa Electric Co. Ltd., Class A	51,900	$72,918
	Zhongyin Babi Food Co. Ltd., Class A	11,700	52,759
#	Zhongyu Energy Holdings Ltd.	186,306	67,983
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	182,005
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	742,000	155,790
	Zhuhai Enpower Electric Co. Ltd., Class A	40,757	146,817
	Zhuhai Huafa Properties Co. Ltd., Class A	309,600	189,825
	Zhuhai Port Co. Ltd., Class A	93,400	73,765
*	Zhuhai Zhumian Group Co. Ltd.	122,700	118,685
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	496,200	2,713,095
*	Zhuzhou Smelter Group Co. Ltd., Class A	11,100	35,792
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	342,999
	ZJAMP Group Co. Ltd., Class A	35,300	55,523
# Ω	ZJLD Group, Inc.	596,600	690,148
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	156,084
	Zkteco Co. Ltd., Class A	23,700	129,954
# *	Zonqing Environmental Ltd.	132,000	22,559
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,713,081
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	337,587
# Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	188,500	595,736
TOTAL CHINA			1,122,458,723
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	9,125	$12,588
	Bolsa de Valores de Colombia	22,199	101,481
	Celsia SA	399,834	568,891
	Cementos Argos SA	290,239	1,084,994
*	Corp. Financiera Colombiana SA	125,269	684,479
	Grupo Argos SA	121,625	616,532
	Grupo de Inversiones Suramericana SA	27,099	458,138
	Mineros SA	93,364	484,386
	Promigas SA ESP	10,240	19,057
TOTAL COLOMBIA			4,030,546
GREECE — (0.9%)
	Aegean Airlines SA	125,190	2,217,815
# *	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,934,631
	Athens International Airport SA	35,252	473,041
	Athens Water Supply & Sewage Co. SA	80,877	690,692
	Autohellas Tourist & Trading SA	61,105	941,348
	Avax SA	103,049	410,729
# *	Ballys Intralot SA	210,350	255,426
	Bank of Greece	35,827	730,555
	Cenergy Holdings SA	26,586	610,750
	Ellaktor SA	50,847	83,048
#	ElvalHalcor SA	124,834	684,297
	Fourlis Holdings SA	78,400	409,244
	GEK Terna SA	228,704	9,002,177
	Helleniq Energy Holdings SA	105,970	1,140,475
	Holding Co. ADMIE IPTO SA	305,384	1,110,297
#	Ideal Holdings SA	20,091	147,630
	Intracom Holdings SA	144,281	602,489
	Kri-Kri Milk Industry SA	7,535	193,962
*	LAMDA Development SA	139,705	1,172,977
	Motor Oil Hellas Corinth Refineries SA	55,328	2,227,669
	Optima bank SA	55,204	566,577
#	Piraeus Port Authority SA	25,327	1,195,910
	Profile Systems & Software SA	10,038	92,900
	Quest Holdings SA	58,079	484,772
	Sarantis SA	130,238	2,094,565

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	10,688	$53,620
	Titan SA (TITC GA)	85,095	5,709,992
TOTAL GREECE			35,237,588
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	1,393,573	183,055
	Untrade NH Health	269,500	91,419
TOTAL HONG KONG			274,474
HUNGARY — (0.2%)
*	4iG Nyrt	130,152	1,597,498
	Magyar Telekom Telecommunications PLC	615,145	3,816,050
	Opus Global Nyrt	590,242	1,008,088
	Richter Gedeon Nyrt	25,220	843,783
TOTAL HUNGARY			7,265,419
INDIA — (16.5%)
	360 ONE WAM Ltd.	524,546	6,441,035
	3M India Ltd.	2,424	903,109
	63 Moons Technologies Ltd.	7,283	51,215
	Aarti Drugs Ltd.	83,364	344,804
	Aarti Industries Ltd.	452,888	1,832,809
	Aarti Pharmalabs Ltd.	109,660	906,209
*	Aavas Financiers Ltd.	8,764	138,301
	Abbott India Ltd.	15,291	4,542,720
	Accelya Solutions India Ltd.	4,543	63,824
	Action Construction Equipment Ltd.	93,884	868,862
	Acutaas Chemicals Ltd.	5,664	117,767
	ADF Foods Ltd.	14,720	28,283
*	Aditya Birla Fashion & Retail Ltd.	374,129	270,085
	Aditya Birla Real Estate Ltd.	143,250	1,988,592
	Aditya Birla Sun Life Asset Management Co. Ltd.	8,656	71,985
	Advanced Enzyme Technologies Ltd.	119,613	387,441
	Advent Hotels International Pvt Ltd.	21,454	46,296
	Aegis Logistics Ltd.	454,075	3,558,421
	Aeroflex Industries Ltd.	30,906	59,832
		Shares	Value»
INDIA — (Continued)
*	Aether Industries Ltd.	3,719	$40,694
	AGI Greenpac Ltd.	39,239	266,928
	Ahluwalia Contracts India Ltd.	52,561	489,219
	AIA Engineering Ltd.	149,695	6,517,416
	Ajanta Pharma Ltd.	136,011	4,095,939
	Ajmera Realty & Infra India Ltd.	9,560	15,714
	Akzo Nobel India Ltd.	41,770	1,272,514
	Alembic Ltd.	269,593	271,283
	Alembic Pharmaceuticals Ltd.	186,858	1,596,129
	Alkyl Amines Chemicals	48,225	822,983
	Allcargo Global Ltd.	851,660	215,444
*	Allcargo Logistics Ltd.	218,010	24,615
	Amara Raja Energy & Mobility Ltd.	265,981	2,426,615
*	Amber Enterprises India Ltd.	50,515	3,152,961
	Amrutanjan Health Care Ltd.	13,418	85,646
	Anant Raj Ltd.	241,161	1,332,632
	Angel One Ltd.	48,113	1,318,835
	Anup Engineering Ltd.	1,870	36,112
	Anupam Rasayan India Ltd.	3,510	47,588
	Apar Industries Ltd.	33,314	2,906,069
	Apcotex Industries Ltd.	20,770	84,044
	APL Apollo Tubes Ltd.	226,636	5,038,187
	Apollo Tyres Ltd.	1,000,029	5,354,308
	Aptus Value Housing Finance India Ltd.	43,845	131,809
	Arvind Fashions Ltd.	178,503	911,883
	Arvind Ltd.	531,249	1,815,959
	Arvind SmartSpaces Ltd.	2,055	11,894
	Asahi India Glass Ltd.	328,255	3,572,442
	Ashapura Minechem Ltd.	25,574	187,273
	Ashiana Housing Ltd.	74,655	238,827
*	Ashoka Buildcon Ltd.	315,826	515,652
Ω	Aster DM Healthcare Ltd.	109,071	655,281

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Astra Microwave Products Ltd.	141,008	$1,509,167
	AstraZeneca Pharma India Ltd.	4,051	376,215
	Atul Ltd.	51,474	3,492,176
	AurionPro Solutions Ltd.	16,984	168,133
	Automotive Axles Ltd.	15,893	323,241
* Ω	Avalon Technologies Ltd.	3,435	32,130
	Avantel Ltd.	45,974	77,202
	Avanti Feeds Ltd.	99,660	866,926
*	Bajaj Consumer Care Ltd.	112,119	414,289
	Bajaj Electricals Ltd.	8,924	40,476
*	Bajaj Hindusthan Sugar Ltd.	2,211,400	396,052
	Bajaj Holdings & Investment Ltd.	8,172	959,032
	Balaji Amines Ltd.	38,797	470,774
	Balmer Lawrie & Co. Ltd.	230,549	431,713
	Balrampur Chini Mills Ltd.	395,473	1,800,645
	Banco Products India Ltd.	109,392	707,787
Ω	Bandhan Bank Ltd.	1,000,007	1,681,949
	Bank of Maharashtra	745,420	531,424
	Bannari Amman Sugars Ltd.	12,348	482,495
	BASF India Ltd.	43,424	1,719,826
	Bata India Ltd.	115,280	1,078,632
	Bayer CropScience Ltd.	22,864	1,114,677
	BEML Ltd.	125,723	2,458,334
*	BF Utilities Ltd.	59,511	338,009
	Bhansali Engineering Polymers Ltd.	235,494	212,660
	Bharat Bijlee Ltd.	14,396	440,008
	Bharat Dynamics Ltd.	131,091	2,195,765
	Bharat Heavy Electricals Ltd.	45,764	131,172
	Bharat Rasayan Ltd.	12,316	250,084
	Birla Corp. Ltd.	92,209	1,054,292
	BirlaNu Ltd.	10,863	186,281
	Birlasoft Ltd.	440,592	2,000,089
	Black Box Ltd.	29,029	161,126
	Blue Dart Express Ltd.	16,807	1,008,893
	Blue Star Ltd.	243,763	4,846,020
	Bombay Burmah Trading Co.	58,043	1,087,862
		Shares	Value»
INDIA — (Continued)
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	$290,679
*	Borosil Ltd.	24,794	67,765
*	Borosil Renewables Ltd.	18,113	97,257
*	Borosil Scientific Ltd.	18,595	22,176
	Brigade Enterprises Ltd.	336,769	2,767,511
*	Brightcom Group Ltd.	888,937	89,357
	BSE Ltd.	279,963	8,450,754
*	Camlin Fine Sciences Ltd.	7,530	11,937
	Campus Activewear Ltd.	15,756	43,279
	Can Fin Homes Ltd.	221,832	2,271,266
	Cantabil Retail India Ltd.	4,821	15,430
*	Capacit'e Infraprojects Ltd.	76,517	184,922
	Caplin Point Laboratories Ltd.	71,908	1,355,741
	Carborundum Universal Ltd.	259,767	2,226,031
	Care Ratings Ltd.	65,669	1,147,901
*	Cartrade Tech Ltd.	32,684	939,374
	Carysil Ltd.	18,432	158,371
	Castrol India Ltd.	967,734	1,937,154
	CCL Products India Ltd.	261,418	2,757,412
	CE Info Systems Ltd.	13,707	196,965
	Ceat Ltd.	70,997	2,900,367
	Cello World Ltd.	5,654	30,708
	Central Depository Services India Ltd.	301,691	4,332,651
	Century Enka Ltd.	24,543	115,623
	Century Plyboards India Ltd.	196,359	1,717,354
	Cera Sanitaryware Ltd.	17,078	929,690
	CESC Ltd.	1,818,831	2,969,901
	Chalet Hotels Ltd.	6,485	61,353
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,244,348
*	Chemplast Sanmar Ltd.	7,278	20,358
	Chennai Petroleum Corp. Ltd.	157,831	1,486,083
*	Choice International Ltd.	13,377	111,106
	Cholamandalam Financial Holdings Ltd.	356,056	6,407,365

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CIE Automotive India Ltd.	431,037	$1,969,155
	City Union Bank Ltd.	1,059,281	3,457,806
	Clean Science & Technology Ltd.	29,016	272,473
	CMS Info Systems Ltd.	79,512	273,312
Ω	Cochin Shipyard Ltd.	197,530	3,572,394
	Coforge Ltd.	432,935	7,788,683
*	Cohance Lifesciences Ltd.	147,201	604,213
	Computer Age Management Services Ltd.	509,680	3,857,797
	Coromandel International Ltd.	158,239	3,867,492
	Cosmo First Ltd.	10,809	70,193
*	CreditAccess Grameen Ltd.	129,564	1,853,001
	CRISIL Ltd.	40,220	2,040,305
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	3,358,448
*	CSB Bank Ltd.	134,975	638,940
	Cyient Ltd.	149,889	1,834,962
	Dalmia Bharat Ltd.	63,329	1,428,892
*	Dalmia Bharat Refractories Ltd.	467	0
	Datamatics Global Services Ltd.	10,803	82,548
	DB Corp. Ltd.	123,199	320,532
	DCB Bank Ltd.	653,604	1,423,602
	DCM Shriram Fine Chemicals Ltd.	8,486	5,589
	DCM Shriram Industries Ltd.	8,486	3,499
	DCM Shriram International Ltd.	8,486	5,589
	DCM Shriram Ltd.	124,334	1,597,834
	DCW Ltd.	319,843	159,874
	Ddev Plastiks Industries Ltd.	7,600	23,830
	Deep Industries Ltd.	8,372	33,827
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,168,901
	Deepak Nitrite Ltd.	132,836	2,380,070
*	Delhivery Ltd.	310,951	1,442,007
	Delta Corp. Ltd.	412,437	290,433
*	Devyani International Ltd.	10,784	13,676
	Dhanuka Agritech Ltd.	34,571	420,902
*	Digitide Solutions Ltd.	139,386	174,016
		Shares	Value»
INDIA — (Continued)
Ω	Dilip Buildcon Ltd.	40,150	$199,338
*	Dishman Carbogen Amcis Ltd.	171,479	405,103
	Dixon Technologies India Ltd.	6,667	757,336
	D-Link India Ltd.	2,113	9,477
	Dodla Dairy Ltd.	5,159	67,230
	Dollar Industries Ltd.	6,273	21,532
Ω	Dr. Lal PathLabs Ltd.	202,504	3,082,977
	eClerx Services Ltd.	81,417	4,129,470
	Edelweiss Financial Services Ltd.	1,280,420	1,488,400
*	EID Parry India Ltd.	250,294	2,509,819
	EIH Associated Hotels	17,756	64,071
	EIH Ltd.	200,059	691,042
	Elecon Engineering Co. Ltd.	34,246	151,702
*	Electronics Mart India Ltd.	12,223	12,157
	Electrosteel Castings Ltd.	954,477	738,366
	Elgi Equipments Ltd.	508,992	2,400,411
	Emami Ltd.	475,763	2,505,633
*	Embassy Developments Ltd.	696,226	502,281
Ω	Endurance Technologies Ltd.	51,433	1,356,905
	Engineers India Ltd.	737,796	1,390,355
	Epigral Ltd.	47,103	527,958
	EPL Ltd.	357,598	749,667
* Ω	Equitas Small Finance Bank Ltd.	928,951	709,624
Ω	Eris Lifesciences Ltd.	110,810	1,669,525
	ESAB India Ltd.	10,199	617,137
	Escorts Kubota Ltd.	55,713	2,041,638
*	Eureka Forbes Ltd.	17,849	106,250
	Eveready Industries India Ltd.	13,245	48,156
	Exide Industries Ltd.	784,422	2,750,317
*	FDC Ltd.	169,618	683,061
*	Federal-Mogul Goetze India Ltd.	26,987	127,809
	FIEM Industries Ltd.	19,282	454,177
	Fine Organic Industries Ltd.	14,450	665,475
	Finolex Cables Ltd.	243,441	1,921,961
	Finolex Industries Ltd.	874,402	1,686,404
	Firstsource Solutions Ltd.	1,050,640	3,651,817

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Force Motors Ltd.	12,314	$2,557,056
	Fortis Healthcare Ltd.	1,018,301	9,433,525
	Gabriel India Ltd.	222,859	2,263,259
	Galaxy Surfactants Ltd.	16,451	324,697
	Ganesh Housing Ltd.	27,513	220,880
	Ganesha Ecosphere Ltd.	2,337	17,181
	Garware Hi-Tech Films Ltd.	817	26,860
	Garware Technical Fibres Ltd.	172,950	1,231,651
	Gateway Distriparks Ltd.	791,571	503,969
	GE Vernova T&D India Ltd.	41,617	1,460,384
	Genus Power Infrastructures Ltd.	32,894	101,395
	GHCL Ltd.	171,923	996,439
	GHCL Textiles Ltd.	185,148	152,671
	GIC Housing Finance Ltd.	82,500	145,685
	Gillette India Ltd.	17,999	1,718,481
Ω	Gland Pharma Ltd.	1,875	37,337
	GlaxoSmithKline Pharmaceuticals Ltd.	27,043	705,714
	Glenmark Pharmaceuticals Ltd.	256,835	5,662,488
	Global Health Ltd.	25,989	299,821
	GMM Pfaudler Ltd.	35,526	377,929
	Godawari Power & Ispat Ltd.	547,630	1,479,240
	Godfrey Phillips India Ltd.	128,229	2,838,413
Ω	Godrej Agrovet Ltd.	48,105	279,494
*	Godrej Industries Ltd.	177,377	1,872,512
*	Gokaldas Exports Ltd.	5,054	30,501
	Goldiam International Ltd.	8,869	29,884
	Granules India Ltd.	395,978	2,466,535
	Graphite India Ltd.	200,922	1,334,256
	Grauer & Weil India Ltd.	22,581	17,553
	Gravita India Ltd.	675	11,843
	Great Eastern Shipping Co. Ltd.	267,452	3,488,998
	Greaves Cotton Ltd.	283,358	502,522
	Greenlam Industries Ltd.	89,278	234,098
		Shares	Value»
INDIA — (Continued)
	Greenpanel Industries Ltd.	75,146	$179,521
	Greenply Industries Ltd.	97,847	239,324
	Grindwell Norton Ltd.	107,868	1,789,892
	Gujarat Alkalies & Chemicals Ltd.	97,139	483,007
	Gujarat Ambuja Exports Ltd.	477,587	723,099
	Gujarat Fluorochemicals Ltd.	66,746	2,217,935
	Gujarat Industries Power Co. Ltd.	144,339	220,247
	Gujarat Mineral Development Corp. Ltd.	235,508	1,469,581
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	207,218	1,049,943
	Gujarat Pipavav Port Ltd.	650,372	1,181,027
	Gujarat State Fertilizers & Chemicals Ltd.	589,077	1,182,575
	Gujarat State Petronet Ltd.	856,449	2,819,784
	Gujarat Themis Biosyn Ltd.	7,155	25,629
	Gulf Oil Lubricants India Ltd.	44,273	525,082
	Happiest Minds Technologies Ltd.	8,438	38,050
*	Hathway Cable & Datacom Ltd.	292,069	32,662
	Hatsun Agro Product Ltd.	126,989	1,213,470
	HBL Engineering Ltd.	305,656	2,605,993
*	HealthCare Global Enterprises Ltd.	71,139	457,684
	HEG Ltd.	188,405	1,108,575
	HeidelbergCement India Ltd.	200,096	372,431
	Heritage Foods Ltd.	106,764	416,244
	HFCL Ltd.	1,944,049	1,434,465
	HG Infra Engineering Ltd.	48,180	338,446
	Hikal Ltd.	161,317	338,826
	Himadri Speciality Chemical Ltd.	612,316	3,066,417
	Himatsingka Seide Ltd.	28,673	32,194
*	Hinduja Global Solutions Ltd.	30,211	137,994

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Copper Ltd.	389,582	$2,849,564
*	Hindustan Foods Ltd.	9,243	46,831
*	Hindustan Oil Exploration Co. Ltd.	184,741	313,624
*	Hindware Home Innovation Ltd.	41,066	100,703
	Hitachi Energy India Ltd.	7,057	1,447,609
	HI-Tech Pipes Ltd.	36,674	29,609
Ω	Home First Finance Co. India Ltd.	10,997	141,017
	Honda India Power Products Ltd.	11,750	259,536
*	Hubtown Ltd.	45,699	104,285
	Huhtamaki India Ltd.	27,972	55,743
	ICICI Bank Ltd. (ICICIBC IN)	128,687	1,899,984
	ICRA Ltd.	7,574	520,930
	IDFC First Bank Ltd.	1,186,227	1,078,247
*	IFB Industries Ltd.	32,347	391,292
	IIFL Capital Services Ltd.	183,211	662,859
	IIFL Finance Ltd.	592,303	3,398,701
*	Imagicaaworld Entertainment Ltd.	17,673	9,813
*	India Cements Ltd.	203,480	1,016,526
	India Glycols Ltd.	82,498	782,213
	India Nippon Electricals Ltd.	2,300	17,625
Ω	IndiaMart InterMesh Ltd.	4,196	100,456
Ω	Indian Energy Exchange Ltd.	648,442	894,173
	Indian Metals & Ferro Alloys Ltd.	2,364	30,014
	Indigo Paints Ltd.	3,885	44,169
	Indo Count Industries Ltd.	175,181	447,987
	Indoco Remedies Ltd.	113,141	267,254
	Indraprastha Gas Ltd.	1,060,760	2,055,900
	Indraprastha Medical Corp. Ltd.	8,021	31,704
*	Infibeam Avenues Ltd.	3,603,542	637,142
	Ingersoll Rand India Ltd.	21,715	792,699
	Innova Captab Ltd.	387	2,889
	INOX India Ltd.	4,064	49,461
*	Inox Wind Ltd.	141,213	166,205
		Shares	Value»
INDIA — (Continued)
*	Insecticides India Ltd.	5,021	$32,202
	Intellect Design Arena Ltd.	208,310	2,078,953
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	189,723
	ION Exchange India Ltd.	18,418	72,149
	Ipca Laboratories Ltd.	346,944	5,565,939
	IRB Infrastructure Developers Ltd.	699,683	317,069
Ω	IRCON International Ltd.	843,731	1,509,387
	ISGEC Heavy Engineering Ltd.	48,631	396,443
	J Kumar Infraprojects Ltd.	94,348	588,975
*	Jai Balaji Industries Ltd.	14,486	10,490
	Jai Corp. Ltd.	79,802	98,146
*	Jain Irrigation Systems Ltd.	51,377	20,440
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,527,513
	Jammu & Kashmir Bank Ltd.	877,546	1,002,853
	Jamna Auto Industries Ltd.	546,532	736,856
	Jash Engineering Ltd.	1,312	5,425
	JB Chemicals & Pharmaceuticals Ltd.	259,527	5,286,282
	JBM Auto Ltd.	117,941	728,308
	Jindal Drilling & Industries Ltd.	3,541	18,522
	Jindal Poly Films Ltd.	54,125	231,584
	Jindal Saw Ltd.	1,070,503	2,034,453
	Jindal Stainless Ltd.	501,108	4,490,573
	JK Cement Ltd.	94,871	5,705,416
	JK Lakshmi Cement Ltd.	155,468	1,312,821
	JK Paper Ltd.	225,536	807,488
	JK Tyre & Industries Ltd.	318,098	1,786,934
	JM Financial Ltd.	1,194,618	1,678,251
	JTEKT India Ltd.	166,206	246,801
	Jubilant Foodworks Ltd.	97,366	528,132
	Jubilant Ingrevia Ltd.	400,207	2,784,160
	Jubilant Pharmova Ltd.	234,336	2,490,449
*	Just Dial Ltd.	51,560	375,417

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jyothy Labs Ltd.	475,110	$1,288,931
	Kajaria Ceramics Ltd.	276,272	2,691,963
	Kalpataru Projects International Ltd.	277,203	3,447,863
	Kalyani Steels Ltd.	73,704	569,122
	Kansai Nerolac Paints Ltd.	174,538	435,413
	Karnataka Bank Ltd.	651,690	1,292,662
	Karur Vysya Bank Ltd.	1,641,666	5,324,558
	Kaveri Seed Co. Ltd.	67,846	698,996
	KCP Ltd.	138,614	266,647
	KDDL Ltd.	1,486	37,185
	KEC International Ltd.	324,440	2,367,720
	KEI Industries Ltd.	81,334	3,534,956
*	Kellton Tech Solutions Ltd.	43,330	7,330
	Kennametal India Ltd.	4,524	96,139
	Kewal Kiran Clothing Ltd.	25,556	127,918
	Keystone Realtors Ltd.	2,383	12,956
	Kfin Technologies Ltd.	12,712	140,225
	Kirloskar Brothers Ltd.	62,533	1,063,167
	Kirloskar Ferrous Industries Ltd.	72,429	353,112
	Kirloskar Industries Ltd.	264	9,026
	Kirloskar Oil Engines Ltd.	215,309	2,747,347
	Kirloskar Pneumatic Co. Ltd.	3,688	45,649
	Kitex Garments Ltd.	22,541	42,067
	KNR Constructions Ltd.	365,383	590,574
*	Kolte-Patil Developers Ltd.	56,724	230,630
	KPIT Technologies Ltd.	110,248	1,256,106
	KPR Mill Ltd.	377,479	3,576,359
	KRBL Ltd.	147,046	548,987
* Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,808,780
	Krsnaa Diagnostics Ltd.	12,943	100,542
	KSB Ltd.	233,155	1,780,113
	L&T Finance Ltd.	799,887	2,490,783
	LA Opala RG Ltd.	51,379	107,122
	Landmark Cars Ltd.	4,134	17,483
		Shares	Value»
INDIA — (Continued)
Ω	Laurus Labs Ltd.	780,770	$8,212,282
* Ω	Lemon Tree Hotels Ltd.	626,352	886,563
	LG Balakrishnan & Bros Ltd.	51,169	958,777
	LIC Housing Finance Ltd.	605,311	3,472,428
	Linde India Ltd.	16,790	1,096,215
	Lloyds Engineering Works Ltd.	30,756	15,173
	LMW Ltd.	11,901	1,932,245
	LT Foods Ltd.	473,460	1,910,546
	Lumax Auto Technologies Ltd.	70,535	1,034,613
	Lumax Industries Ltd.	3,899	206,201
	LUX Industries Ltd.	14,439	144,601
	Madhya Bharat Agro Products Ltd.	9,367	41,946
	Mahanagar Gas Ltd.	128,873	1,471,376
	Maharashtra Scooters Ltd.	3,724	546,333
	Maharashtra Seamless Ltd.	184,702	1,050,797
	Mahindra & Mahindra Financial Services Ltd.	1,226,760	4,955,352
*	Mahindra Holidays & Resorts India Ltd.	232,632	741,080
	Mahindra Lifespace Developers Ltd.	400,815	1,635,394
	Maithan Alloys Ltd.	14,578	158,476
*	Man Industries India Ltd.	5,439	19,301
	Man Infraconstruction Ltd.	287,717	345,373
	Manappuram Finance Ltd.	1,740,298	5,391,817
	Mangalam Cement Ltd.	22,675	193,058
*	Mangalore Refinery & Petrochemicals Ltd.	418,494	802,676
	Manorama Industries Ltd.	3,302	48,547
	Marksans Pharma Ltd.	631,683	1,124,127
Ω	MAS Financial Services Ltd.	126,392	445,641
	Mastek Ltd.	37,901	848,630
*	Max Estates Ltd.	12,800	53,466
*	Max Financial Services Ltd.	11,941	209,020

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	44,421	$247,898
* Ω	Medi Assist Healthcare Services Ltd.	13,287	57,853
*	Medplus Health Services Ltd.	22,347	194,592
*	Meghmani Organics Ltd.	217,839	143,624
	Metro Brands Ltd.	749	8,556
Ω	Metropolis Healthcare Ltd.	53,128	1,047,718
	Minda Corp. Ltd.	188,825	1,161,310
Ω	Mishra Dhatu Nigam Ltd.	113,365	460,805
	MM Forgings Ltd.	13,459	59,867
	MOIL Ltd.	185,346	741,865
	Monte Carlo Fashions Ltd.	21,677	133,850
	Morepen Laboratories Ltd.	1,033,156	410,652
	Motherson Sumi Wiring India Ltd.	6,212,949	2,911,136
	Motilal Oswal Financial Services Ltd.	342,456	2,800,857
	MPS Ltd.	1,387	28,347
	Mrs Bectors Food Specialities Ltd.	298,135	720,643
	MSTC Ltd.	94,763	476,709
	Narayana Hrudayalaya Ltd.	187,278	3,600,021
	Natco Pharma Ltd.	258,069	2,344,120
	National Aluminium Co. Ltd.	1,410,291	5,839,129
	National Fertilizers Ltd.	169,354	153,098
	Nava Ltd.	226,977	1,383,712
	Navin Fluorine International Ltd.	4,945	324,410
	Navneet Education Ltd.	303,914	475,426
*	Nazara Technologies Ltd.	41,594	128,527
	NCC Ltd.	1,175,812	1,878,741
	NELCO Ltd.	26,439	187,703
	Neogen Chemicals Ltd.	9,001	119,280
	NESCO Ltd.	76,896	954,228
	Netweb Technologies India Ltd.	6,534	223,849
*	Network18 Media & Investments Ltd.	438,589	182,335
	Neuland Laboratories Ltd.	18,322	2,635,495
		Shares	Value»
INDIA — (Continued)
	Newgen Software Technologies Ltd.	136,406	$868,918
	NIIT Learning Systems Ltd.	281,819	1,227,299
	NIIT Ltd.	285,432	231,228
	Nilkamal Ltd.	20,047	300,274
Ω	Nippon Life India Asset Management Ltd.	216,583	2,062,062
	NLC India Ltd.	519,222	1,458,614
	NOCIL Ltd.	254,517	365,719
	NRB Bearings Ltd.	156,167	434,972
	Nucleus Software Exports Ltd.	27,708	274,123
	Nuvama Wealth Management Ltd.	76,020	1,111,531
	Olectra Greentech Ltd.	9,495	112,436
*	Onesource Specialty Pharma Ltd.	11,833	157,363
	Oracle Financial Services Software Ltd.	439	36,969
	Orient Cement Ltd.	247,251	421,966
	Orient Electric Ltd.	270,512	535,711
*	Orient Green Power Co. Ltd.	182,448	20,626
	Oriental Hotels Ltd.	130,729	143,773
	Paisalo Digital Ltd.	887,687	328,605
	Panama Petrochem Ltd.	47,183	149,841
Ω	Parag Milk Foods Ltd., Class F	140,518	385,434
*	Patel Engineering Ltd.	673,951	210,366
*	PC Jeweller Ltd.	3,986,540	463,223
	PCBL Chemical Ltd.	52,058	149,418
	Pearl Global Industries Ltd.	1,125	19,117
*	Pennar Industries Ltd.	33,535	62,871
	Petronet LNG Ltd.	695,427	2,190,632
	Phoenix Mills Ltd.	501,558	9,085,960
*	Piramal Finance Ltd.	294,524	5,571,102
	Piramal Pharma Ltd.	1,199,509	2,020,771
Ω	PNB Housing Finance Ltd.	346,684	3,099,339
	PNC Infratech Ltd.	275,999	654,104
	Polyplex Corp. Ltd.	53,588	496,397
	Pondy Oxides & Chemicals Ltd.	9,424	121,796
*	Poonawalla Fincorp Ltd.	335,725	1,448,080
	Power Mech Projects Ltd.	31,344	703,600

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Praj Industries Ltd.	287,313	$912,951
	Prakash Industries Ltd.	291,132	387,217
Ω	Prataap Snacks Ltd.	8,396	103,598
	Precision Wires India Ltd.	5,853	15,604
	Prestige Estates Projects Ltd.	184,217	2,927,332
	Pricol Ltd.	140,462	842,688
*	Prism Johnson Ltd.	417,838	574,764
	Privi Speciality Chemicals Ltd.	5,871	179,172
	Procter & Gamble Health Ltd.	28,843	1,661,233
*	PTC India Financial Services Ltd.	487,922	174,384
	PTC India Ltd.	645,691	1,208,718
*	Puravankara Ltd.	12,837	32,334
*	PVR Inox Ltd.	45,309	481,682
Ω	Quess Corp. Ltd.	54,626	123,545
	R Systems International Ltd.	5,753	23,981
	Radico Khaitan Ltd.	11,102	340,280
	Railtel Corp. of India Ltd.	84,158	324,484
	Rain Industries Ltd.	450,114	757,548
	Rallis India Ltd.	269,292	806,261
	Ram Ratna Wires Ltd.	1,050	3,362
	Ramco Cements Ltd.	282,898	3,428,140
	Ramco Industries Ltd.	81,093	278,125
*	Ramco Systems Ltd.	7,706	39,473
	Ramkrishna Forgings Ltd.	184,421	1,020,362
*	Ramky Infrastructure Ltd.	8,084	41,840
	Rane Holdings Ltd.	10,752	152,993
	Rashtriya Chemicals & Fertilizers Ltd.	459,156	684,867
*	Rategain Travel Technologies Ltd.	17,834	118,357
	Ratnamani Metals & Tubes Ltd.	90,764	2,120,020
*	RattanIndia Power Ltd.	3,444,681	318,364
*	Raymond Lifestyle Ltd.	94,348	1,068,817
*	Raymond Ltd.	112,180	470,443
*	Raymond Realty Ltd.	117,935	645,797
Ω	RBL Bank Ltd.	241,487	782,012
	REC Ltd.	23,861	94,671
	Redington Ltd.	1,844,949	5,457,373
	Redtape Ltd.	256,716	345,888
		Shares	Value»
INDIA — (Continued)
	Relaxo Footwears Ltd.	100,521	$431,937
	Reliance Industrial Infrastructure Ltd.	19,671	152,598
*	Reliance Infrastructure Ltd.	568,950	830,189
*	Reliance Power Ltd.	7,901,815	2,434,337
*	Religare Enterprises Ltd.	59,703	155,450
	Repco Home Finance Ltd.	104,634	462,552
*	Restaurant Brands Asia Ltd.	200,003	138,405
	Rhi Magnesita India Ltd.	2,999	14,356
	Rico Auto Industries Ltd.	215,461	273,299
	RITES Ltd.	278,715	692,893
	Rossari Biotech Ltd.	11,954	72,194
*	RPSG Ventures Ltd.	962	7,605
	Safari Industries India Ltd.	39,729	866,080
*	Sagar Cements Ltd.	57,520	121,818
	Saksoft Ltd.	3,052	5,729
*	SAMHI Hotels Ltd.	5,395	9,988
*	Sammaan Capital Ltd.	140,241	229,580
	Sandhar Technologies Ltd.	11,788	62,811
	Sanghvi Movers Ltd.	75,230	246,326
	Sanofi Consumer Healthcare India Ltd.	663	30,275
	Sanofi India Ltd.	25,023	1,093,093
Ω	Sansera Engineering Ltd.	11,831	221,329
*	Sapphire Foods India Ltd.	106,376	217,540
	Sarda Energy & Minerals Ltd.	223,926	1,198,540
	Saregama India Ltd.	49,019	180,198
	Sasken Technologies Ltd.	15,674	207,267
*	Satin Creditcare Network Ltd.	56,678	96,811
	Savita Oil Technologies Ltd.	44,897	170,525
*	SBFC Finance Ltd.	150,917	139,865
	Schaeffler India Ltd.	2,890	113,262
*	Schneider Electric Infrastructure Ltd.	180,508	1,363,680
*	SEAMEC Ltd.	1,657	22,825
	Senco Gold Ltd.	5,182	17,389
*	SEPC Ltd.	696,869	62,445
	Seshasayee Paper & Boards Ltd.	74,280	184,001

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	SH Kelkar & Co. Ltd.	112,725	$176,745
	Shaily Engineering Plastics Ltd.	5,837	121,160
	Shakti Pumps India Ltd.	34,950	237,824
*	Shankara Buildpro Ltd.	21,255	173,529
	Shanthi Gears Ltd.	29,927	146,485
	Sharda Cropchem Ltd.	67,329	746,996
	Sharda Motor Industries Ltd.	18,570	172,997
*	Sheela Foam Ltd.	7,308	41,242
	Shilpa Medicare Ltd.	213,171	676,920
	Shipping Corp. of India Land & Assets Ltd.	371,784	182,398
	Shipping Corp. of India Ltd.	451,179	1,107,195
	Shivalik Bimetal Controls Ltd.	6,862	31,430
*	Shoppers Stop Ltd.	95,464	375,569
	Shriram Pistons & Rings Ltd.	6,795	204,780
*	Shriram Properties Ltd.	44,886	36,424
*	SIS Ltd.	64,401	235,560
	Siyaram Silk Mills Ltd.	26,830	151,294
	SJS Enterprises Ltd.	7,388	134,151
*	SKF India Industrial Ltd.	76,229	2,262,154
	SKF India Ltd.	76,229	1,394,390
	Skipper Ltd.	19,548	76,683
	SML Mahindra Ltd.	614	23,052
	Sobha Ltd.	113,651	1,784,962
	Solar Industries India Ltd.	547	80,037
*	Solara Active Pharma Sciences Ltd.	22,354	122,339
	Somany Ceramics Ltd.	12,126	53,768
Ω	Sona Blw Precision Forgings Ltd.	35,759	192,086
	Sonata Software Ltd.	474,842	1,634,850
	South Indian Bank Ltd.	4,872,411	1,996,352
	SP Apparels Ltd.	4,719	34,874
*	Spandana Sphoorty Financial Ltd.	3,126	4,142
	Star Cement Ltd.	226,872	538,177
		Shares	Value»
INDIA — (Continued)
*	Star Health & Allied Insurance Co. Ltd.	28,943	$147,943
	Steelcast Ltd.	10,471	21,078
*	Sterlite Technologies Ltd.	539,079	618,976
*	STL Networks Ltd.	539,079	118,176
	Stove Kraft Ltd.	907	4,855
	Strides Pharma Science Ltd.	145,112	1,385,231
*	Stylam Industries Ltd.	10,286	248,497
	Subros Ltd.	74,451	660,612
	Sudarshan Chemical Industries Ltd.	29,081	286,966
	Sumitomo Chemical India Ltd.	171,787	765,213
	Sun TV Network Ltd.	240,979	1,457,368
	Sundaram Finance Ltd.	101,441	5,752,307
	Sundram Fasteners Ltd.	312,251	3,179,493
*	Sundrop Brands Ltd.	6,429	43,238
	Sunflag Iron & Steel Co. Ltd.	74,248	198,144
	Sunteck Realty Ltd.	129,394	566,138
	Suprajit Engineering Ltd.	225,030	1,092,289
	Supreme Industries Ltd.	39,021	1,485,619
	Supreme Petrochem Ltd.	293,904	1,812,198
	Supriya Lifescience Ltd.	6,655	48,995
	Surya Roshni Ltd.	204,204	549,456
	Swan Corp. Ltd.	43,322	199,131
	Swaraj Engines Ltd.	19,779	751,231
	Symphony Ltd.	1,113	11,165
Ω	Syngene International Ltd.	385,900	1,990,650
	TAJGVK Hotels & Resorts Ltd.	4,162	16,703
	Talbros Automotive Components Ltd.	7,745	22,106
	Tamil Nadu Newsprint & Papers Ltd.	45,611	65,778
	Tamilnad Mercantile Bank Ltd.	9,853	64,891
	Tanla Platforms Ltd.	104,823	581,896
*	TARC Ltd.	153,004	253,134
	Tata Chemicals Ltd.	339,376	2,750,835
	Tata Elxsi Ltd.	3,334	193,085
	Tata Technologies Ltd.	13,926	98,019

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Tata Teleservices Maharashtra Ltd.	92,642	$45,372
	TCI Express Ltd.	55,854	331,109
	TD Power Systems Ltd.	162,475	1,275,442
*	TeamLease Services Ltd.	2,962	44,577
	Techno Electric & Engineering Co. Ltd.	182,639	1,945,988
	Tega Industries Ltd.	4,511	83,722
	Texmaco Rail & Engineering Ltd.	504,061	704,300
	Thirumalai Chemicals Ltd.	138,878	288,632
	Thomas Cook India Ltd.	348,484	466,360
Ω	Thyrocare Technologies Ltd.	145,512	664,940
	Time Technoplast Ltd.	717,681	1,414,534
	Timken India Ltd.	81,973	2,653,692
	Tips Music Ltd.	13,290	77,613
	Titagarh Rail System Ltd.	163,671	1,470,142
	Torrent Power Ltd.	194,280	2,933,958
	Tourism Finance Corp. of India Ltd.	693,920	487,861
	Transformers & Rectifiers India Ltd.	8,248	21,354
	Transport Corp. of India Ltd.	96,643	1,118,650
	Trident Ltd.	4,031,040	1,143,097
	Triveni Engineering & Industries Ltd.	253,714	1,027,799
	Triveni Turbine Ltd.	372,523	2,032,222
	TTK Prestige Ltd.	141,160	905,994
	Tube Investments of India Ltd.	80,258	2,037,949
	TVS Holdings Ltd.	12,192	1,955,786
	TVS Srichakra Ltd.	7,720	341,046
*	TVS Supply Chain Solutions Ltd.	8,682	9,215
	Uflex Ltd.	108,416	547,922
*	Ugro Capital Ltd.	105,257	168,246
* Ω	Ujjivan Small Finance Bank Ltd.	3,621,275	2,552,708
*	Unichem Laboratories Ltd.	91,800	377,559
	UNO Minda Ltd.	171,664	2,209,448
	Usha Martin Ltd.	399,004	1,770,771
	UTI Asset Management Co. Ltd.	91,049	955,224
	VA Tech Wabag Ltd.	109,564	1,286,540
		Shares	Value»
INDIA — (Continued)
	Vadilal Industries Ltd.	270	$12,849
	Vaibhav Global Ltd.	216,985	528,039
*	Valor Estate Ltd.	179,173	207,330
	Vardhman Textiles Ltd.	445,006	2,094,165
Ω	Varroc Engineering Ltd.	96,779	601,278
	Vedant Fashions Ltd.	26,458	139,584
	Veedol Corp. Ltd.	14,210	221,888
	Venky's India Ltd.	14,058	235,160
Ω	Venus Pipes & Tubes Ltd.	729	8,160
	Vesuvius India Ltd.	183,230	995,579
	V-Guard Industries Ltd.	543,229	2,082,597
	Vijaya Diagnostic Centre Ltd.	15,146	158,427
	Vimta Labs Ltd.	35,296	158,105
	Vinati Organics Ltd.	91,094	1,509,391
	Vindhya Telelinks Ltd.	13,368	176,784
	Voltamp Transformers Ltd.	13,143	1,050,088
	VRL Logistics Ltd.	195,813	575,567
	VST Industries Ltd.	187,500	478,343
	VST Tillers Tractors Ltd.	12,701	763,376
	Waaree Renewable Technologies Ltd.	1,059	10,474
*	Walchandnagar Industries Ltd.	3,493	7,146
*	Websol Energy System Ltd.	90,380	80,197
	Welspun Corp. Ltd.	378,783	2,990,861
	Welspun Enterprises Ltd.	230,852	1,191,561
	Welspun Living Ltd.	1,100,177	1,487,473
	West Coast Paper Mills Ltd.	100,504	437,003
	Westlife Foodworld Ltd.	143,676	765,890
	Whirlpool of India Ltd.	36,837	311,545
*	Wockhardt Ltd.	165,786	2,505,996
	Wonderla Holidays Ltd.	34,714	189,559
	Zee Entertainment Enterprises Ltd.	50,332	46,168
	Zensar Technologies Ltd.	339,455	2,399,604
	Zydus Wellness Ltd.	146,530	716,867
TOTAL INDIA			666,211,652

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (1.5%)
	ABM Investama Tbk. PT	653,300	$112,020
	Adi Sarana Armada Tbk. PT	1,883,300	133,848
	AKR Corporindo Tbk. PT	12,822,600	966,048
*	Alam Sutera Realty Tbk. PT	9,397,500	87,715
	Aneka Tambang Tbk. PT	4,168,100	1,026,121
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	6,386,900	198,425
	Aspirasi Hidup Indonesia Tbk. PT	5,128,900	122,138
	Astra Agro Lestari Tbk. PT	69,400	30,560
	Astra Otoparts Tbk. PT	2,355,600	355,117
	Avia Avian Tbk. PT	8,829,500	227,801
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	3,423,600	132,657
	Bank BTPN Syariah Tbk. PT	2,168,000	155,566
*	Bank Ganesha Tbk. PT	14,365,100	117,961
*	Bank Ina Perdana PT	3,565,300	1,008,483
*	Bank Jago Tbk. PT	1,706,300	173,066
*	Bank Mayapada International Tbk. PT	1,718,100	23,539
	Bank Maybank Indonesia Tbk. PT	798,900	10,204
*	Bank Neo Commerce Tbk. PT	10,852,400	253,038
	Bank OCBC Nisp Tbk. PT	6,387,800	548,513
	Bank Pan Indonesia Tbk. PT	11,240,300	719,653
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	5,052,912	242,507
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	6,202,100	205,404
	Bank Tabungan Negara Persero Tbk. PT	7,872,125	578,272
		Shares	Value»
INDONESIA — (Continued)
	BFI Finance Indonesia Tbk. PT	8,176,300	$343,936
	BISI International Tbk. PT	1,427,100	74,995
	Blue Bird Tbk. PT	749,200	74,742
*	Buana Lintas Lautan Tbk. PT	16,125,400	474,098
*	Bukalapak.com Tbk. PT	37,066,800	320,676
	Bukit Asam Tbk. PT	9,041,900	1,338,929
*	Buma Internasional Grup Tbk. PT	7,748,200	144,016
*	Bumi Resources Minerals Tbk. PT	11,679,900	741,106
*	Bumi Serpong Damai Tbk. PT	7,843,500	420,233
*	Capital Financial Indonesia Tbk. PT	4,504,200	415,277
*	Cemindo Gemilang PT	3,571,300	173,278
Ω	Cikarang Listrindo Tbk. PT	4,220,900	176,268
	Ciputra Development Tbk. PT	28,002,520	1,388,195
	Cisarua Mountain Dairy Tbk. PT	194,200	59,104
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,129,601
*	City Retail Developments Tbk. PT	12,056,400	181,746
*	Darma Henwa Tbk. PT	12,726,000	410,161
	Dharma Satya Nusantara Tbk. PT	5,886,600	483,259
*	Eagle High Plantations Tbk. PT	8,519,600	70,955
	Elang Mahkota Teknologi Tbk. PT	3,174,400	185,424
	Elnusa Tbk. PT	7,160,900	294,509
*	Energi Mega Persada Tbk. PT	12,486,100	974,960
	Erajaya Swasembada Tbk. PT	23,200,400	548,771
	ESSA Industries Indonesia Tbk. PT	16,908,600	660,992
	Gajah Tunggal Tbk. PT	3,960,900	253,920

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Garudafood Putra Putri Jaya Tbk. PT	11,575,900	$244,197
	Gudang Garam Tbk. PT	351,500	327,877
*	Harum Energy Tbk. PT	5,295,600	332,654
*	Impack Pratama Industri Tbk. PT	9,208,200	1,297,028
	Indah Kiat Pulp & Paper Tbk. PT	2,373,700	1,292,587
	Indika Energy Tbk. PT	5,046,700	963,796
	Indo Tambangraya Megah Tbk. PT	528,100	691,676
	Indocement Tunggal Prakarsa Tbk. PT	632,100	250,851
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	11,088,500	65,846
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	668,001
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,381,800	2,045,916
	Jasa Marga Persero Tbk. PT	3,391,700	720,714
	Jaya Real Property Tbk. PT	10,463,000	668,084
	Kawasan Industri Jababeka Tbk. PT	72,814,457	989,646
*	Krakatau Steel Persero Tbk. PT	1,452,800	28,309
*	Lippo Karawaci Tbk. PT	4,930,700	28,516
	Map Aktif Adiperkasa PT	11,221,900	470,646
	Mayora Indah Tbk. PT	1,418,000	194,911
*	MD Entertainment Tbk. PT	2,982,910	2,576,836
	Medco Energi Internasional Tbk. PT	17,037,507	1,551,928
*	Media Nusantara Citra Tbk. PT	10,640,800	158,718
	Medikaloka Hermina Tbk. PT	13,636,800	1,076,881
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	122,726
		Shares	Value»
INDONESIA — (Continued)
	Metrodata Electronics Tbk. PT	15,657,100	$531,109
	Metropolitan Kentjana Tbk. PT	100,000	142,050
	Midi Utama Indonesia Tbk. PT	914,800	16,829
	Mitra Adiperkasa Tbk. PT	24,736,900	1,748,919
	Mitra Keluarga Karyasehat Tbk. PT	2,441,100	346,157
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	231,288
*	MNC Digital Entertainment Tbk. PT	5,496,700	124,610
*	MNC Tourism Indonesia Tbk. PT	64,486,100	719,484
*	Multipolar Tbk. PT	2,227,100	15,955
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,584,500	1,133,390
*	Pacific Strategic Financial Tbk. PT	8,490,500	771,245
	Pakuwon Jati Tbk. PT	26,968,600	578,496
	Pam Mineral Tbk. PT	322,400	23,274
*	Panin Financial Tbk. PT	48,098,900	763,851
*	Paninvest Tbk. PT	2,190,800	104,554
	Perusahaan Gas Negara Tbk. PT	21,871,800	2,768,855
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,041,500	348,744
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	5,850
*	PP Persero Tbk. PT	2,030,300	42,934
	Puradelta Lestari Tbk. PT	4,941,900	41,225
	Rukun Raharja Tbk. PT	650,300	167,005
	Salim Ivomas Pratama Tbk. PT	4,052,300	137,750
	Sampoerna Agro Tbk. PT	1,315,600	613,152
	Samudera Indonesia Tbk. PT	7,035,800	158,976

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Sarana Meditama Metropolitan Tbk. PT	951,700	$18,544
	Sarana Menara Nusantara Tbk. PT	12,714,300	396,145
	Sariguna Primatirta Tbk. PT	11,881,800	281,293
	Sawit Sumbermas Sarana Tbk. PT	6,149,000	615,464
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,357,631
	Semen Indonesia Persero Tbk. PT	2,515,000	368,746
*	Siloam International Hospitals Tbk. PT	91,600	15,078
	Sumber Tani Agung Resources Tbk. PT	1,033,500	74,752
	Summarecon Agung Tbk. PT	10,492,946	247,702
	Surya Citra Media Tbk. PT	24,407,800	363,891
	Surya Semesta Internusa Tbk. PT	9,721,800	909,002
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	TBS Energi Utama Tbk. PT	2,027,300	87,512
	Temas Tbk. PT	4,281,000	34,464
	Tempo Scan Pacific Tbk. PT	739,500	118,995
	Timah Tbk. PT	6,562,514	1,268,177
	Total Bangun Persada Tbk. PT	376,600	23,022
	Transcoal Pacific Tbk. PT	1,729,300	1,060,819
	Trias Sentosa Tbk. PT	32,818,400	924,669
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	61,522
	Triputra Agro Persada PT	9,220,900	822,662
	Tunas Baru Lampung Tbk. PT	4,516,028	176,391
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	8,524,900	764,975
	Unggul Indah Cahaya Tbk. PT	48,239	27,937
	Vale Indonesia Tbk. PT	154,700	59,645
		Shares	Value»
INDONESIA — (Continued)
* ††	Waskita Karya Persero Tbk. PT	30,184,766	$68,120
* ††	Wijaya Karya Persero Tbk. PT	3,114,900	14,197
*	Wir Asia Tbk. PT	8,907,600	46,241
	XLSMART Telecom Sejahtera Tbk. PT	6,858,079	1,351,077
TOTAL INDONESIA			58,630,526
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	1,325,292	902,256
	A'ayan Real Estate Co. SAK	266,314	112,651
*	Acico Industries Co. KSC	237,096	321,403
	Agility Public Warehousing Co. KSCC	922,002	404,213
	Al Arabiya Real Estate Co. KSC	103,250	67,156
††	Al-Eid Food KSC	235,106	124,022
	Ali Alghanim Sons Automotive Co. KSCC	246,036	887,760
*	Alimtiaz Investment Group KSC	1,853,547	303,732
††	Arabi Group Holding KSC	502,885	117,902
	Arkan Al-Kuwait Real Estate Co. KSC	75,945	76,085
	Arzan Financial Group for Financing & Investment KPSC	1,350,371	1,476,341
*	Asiya Capital Investments Co. KSCP	1,274,953	165,810
	Beyout Holding Co. KPSC	42,181	49,410
	Boubyan Petrochemicals Co. KSCP	550,377	1,014,328
	Boursa Kuwait Securities Co. KPSC	197,000	2,020,913
	Combined Group Contracting Co. SAK	198,925	639,839
	Commercial Facilities Co. SAKP	41,311	36,536

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Commercial Real Estate Co. KSC	3,218,090	$2,162,271
*	First Investment Co. KSCP	177,773	66,597
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,041,425
	Heavy Engineering & Ship Building Co. KSCP	152,527	390,253
	Humansoft Holding Co. KSC	183,477	1,581,808
*	IFA Hotels & Resorts-KPSC	81,602	227,691
	Injazzat Real Estate Development Co. KSCP	20,071	10,828
	Integrated Holding Co. KCSC	289,672	402,520
	KAMCO Investment Co. KSC	24,763	16,956
*	Kuwait & Gulf Link Transport Co. KSC	59,505	13,951
	Kuwait Business Town Real Estate Co. KSCP	193,341	50,492
	Kuwait Cement Co. KSC	104,143	140,108
	Kuwait Financial Centre SAK	276,436	126,863
	Kuwait Insurance Co. SAK	18,311	36,335
	Kuwait International Bank KSCP	2,037,307	1,804,433
	Kuwait Investment Co. SAK	428,575	295,782
*	Kuwait Real Estate Co. KSC	2,498,044	2,843,557
	Kuwait Telecommunications Co.	124,889	266,996
	Mezzan Holding Co. KSCC	239,144	798,053
*	Munshaat Real Estate Projects Co. KSCP	110,326	81,027
*	National Consumer Holding Co. SAK	324,062	107,593
	National Industries Group Holding SAK	2,503,963	2,152,316
	National Investments Co. KSCP	1,082,323	955,017
		Shares	Value»
KUWAIT — (Continued)
	Oula Fuel Marketing Co.	127,146	$105,912
*	Privatization Holding Co. KSCP	910,033	202,406
*	Rasiyat Holding Co.	39,627	47,420
	Salhia Real Estate Co. KSCP	836,107	1,063,086
*	Securities House KSC	576,093	131,256
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	768,205	360,333
	Specialities Group Holding Co. KSCC	114,737	55,929
	Tijara & Real Estate Investment Co. KSCP	109,338	28,109
*	Warba Bank KSCP	1,013,026	934,992
TOTAL KUWAIT			27,222,672
MALAYSIA — (1.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	1,049,860
#	Able Global Bhd.	59,300	25,152
#	Aeon Co. M Bhd.	1,045,200	328,229
#	AEON Credit Service M Bhd.	624,000	928,457
# *	AFFIN Bank Bhd.	513,183	348,432
	Ajinomoto Malaysia Bhd.	43,900	152,006
	Alliance Bank Malaysia Bhd.	941,511	1,250,590
	Allianz Malaysia Bhd.	134,100	782,518
#	AME Elite Consortium Bhd.	201,100	76,548
	Ancom Nylex Bhd.	856,398	202,118
#	Aurelius Technologies Bhd.	208,800	38,493
#	Bank Islam Malaysia Bhd.	1,307,700	819,481
# *	Berjaya Corp. Bhd.	6,025,107	411,630
# *	Berjaya Land Bhd.	1,516,100	106,032
# *	Bermaz Auto Bhd.	936,300	196,796
#	British American Tobacco Malaysia Bhd.	45,900	54,265
*	Bumi Armada Bhd.	541,200	42,003
#	Bursa Malaysia Bhd.	595,400	1,362,901

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Cahya Mata Sarawak Bhd.	1,403,100	$512,161
#	Carlsberg Brewery Malaysia Bhd.	370,400	1,648,007
	CB Industrial Product Holding Bhd.	550,840	174,353
	CCK Consolidated Holdings Bhd.	145,100	49,982
#	D&O Green Technologies Bhd.	800,300	126,563
#	Dayang Enterprise Holdings Bhd.	1,331,175	607,028
#	DRB-Hicom Bhd.	825,600	226,171
#	Duopharma Biotech Bhd.	1,029,238	357,830
	Dutch Lady Milk Industries Bhd.	79,100	661,106
	DXN Holdings Bhd.	108,400	13,893
*	Eastern & Oriental Bhd.	894,600	166,581
	Eco World Development Group Bhd.	2,221,100	1,256,850
#	EG Industries Bhd.	487,000	139,594
# *	Ekovest Bhd.	2,215,150	145,595
	FAR East Holdings Bhd.	258,300	263,888
	Farm Fresh Bhd.	821,700	596,909
#	Frontken Corp. Bhd.	2,648,750	2,581,928
#	Gas Malaysia Bhd.	597,600	699,816
#	Genting Plantations Bhd.	323,800	424,006
* ††	Golden Plus Holding Bhd.	216,000	0
# *	Greatech Technology Bhd.	144,600	64,623
#	Guan Chong Bhd.	491,966	85,929
	Hap Seng Plantations Holdings Bhd.	170,200	98,646
# *	Hartalega Holdings Bhd.	1,647,200	385,675
#	Heineken Malaysia Bhd.	6,400	38,803
#	Hextar Global Bhd.	1,164,300	248,504
	Hiap Teck Venture Bhd.	2,284,500	157,650
#	Hibiscus Petroleum Bhd.	1,362,519	538,288
	Hong Leong Industries Bhd.	350,400	1,503,607
#	Hume Cement Industries Bhd.	25,600	23,301
	Hup Seng Industries Bhd.	97,200	25,652
		Shares	Value»
MALAYSIA — (Continued)
	IGB Bhd.	999,381	$904,601
	ITMAX SYSTEM Bhd.	193,600	249,297
#	Jaya Tiasa Holdings Bhd.	973,927	259,792
	Keck Seng Malaysia Bhd.	289,650	405,938
#	Kelington Group Bhd.	631,700	847,683
#	Kenanga Investment Bank Bhd.	346,300	75,672
#	Kerjaya Prospek Group Bhd.	632,890	435,637
#	Kim Loong Resources Bhd.	838,580	510,679
*	Kinergy Advancement Bhd.	983,100	94,751
#	Kossan Rubber Industries Bhd.	2,556,800	656,882
#	KPJ Healthcare Bhd.	510,000	358,361
#	Kretam Holdings Bhd.	1,129,400	197,344
#	KSL Holdings Bhd.	877,933	679,811
	Lagenda Properties Bhd.	43,400	16,504
	Land & General Bhd.	1,061,900	39,027
	LBS Bina Group Bhd.	1,512,016	155,394
#	Leong Hup International Bhd.	957,700	192,222
#	Lianson Fleet Group Bhd.	211,500	108,908
#	LPI Capital Bhd.	397,224	1,524,336
#	Magni-Tech Industries Bhd.	561,433	293,680
	Magnum Bhd.	871,263	291,940
#	Mah Sing Group Bhd.	2,487,487	726,265
#	Malakoff Corp. Bhd.	3,623,100	717,147
	Malayan Flour Mills Bhd.	1,438,875	229,812
#	Malaysia Smelting Corp. Bhd.	567,200	274,671
	Malaysian Pacific Industries Bhd.	73,600	598,142
#	Malaysian Resources Corp. Bhd.	2,940,766	261,599
	Matrix Concepts Holdings Bhd.	3,731,005	1,357,622
#	MBM Resources Bhd.	418,496	560,362
#	MBSB Bhd.	821,190	152,266

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Mega First Corp. Bhd.	1,538,100	$1,270,453
#	Mi Technovation Bhd.	301,700	240,773
#	MKH Bhd.	589,234	152,990
	MKH Oil Palm East Kalimantan Bhd.	148,215	23,091
#	MNRB Holdings Bhd.	667,088	438,189
	Muhibbah Engineering M Bhd.	866,825	120,249
	Nationgate Holdings Bhd.	186,000	46,950
*	NEXG Bhd.	830,400	62,000
*	Nextgreen Global Bhd.	286,500	57,734
††	Nylex Malaysia Bhd.	4,205	48
#	OCK Group Bhd.	178,600	17,024
	Oriental Holdings Bhd.	426,300	743,924
#	OSK Holdings Bhd.	5,764,382	2,454,925
	Padini Holdings Bhd.	1,997,700	985,409
#	Pantech Group Holdings Bhd.	870,819	144,286
#	Paramount Corp. Bhd.	584,955	155,862
	Pecca Group Bhd.	334,100	142,512
	Perak Transit Bhd.	519,849	34,958
*	Pharmaniaga Bhd.	4,683,000	338,564
	PIE Industrial Bhd.	100,600	56,112
*	Ranhill Utilities Bhd.	1,590,149	693,089
#	RCE Capital Bhd.	876,700	257,963
#	Sam Engineering & Equipment M Bhd.	412,749	366,881
#	Sarawak Oil Palms Bhd.	830,255	806,829
#	Scientex Bhd.	1,382,872	1,354,672
#	Shangri-La Hotels Malaysia Bhd.	117,700	55,863
	Sime Darby Property Bhd.	395,200	150,572
	SKP Resources Bhd.	1,745,324	268,160
# *	Solarvest Holdings Bhd.	312,600	199,334
	Southern Cable Group Bhd.	72,500	38,126
#	SP Setia Bhd. Group	3,453,400	861,666
#	Sports Toto Bhd.	316,576	104,457
	Sunway Construction Group Bhd.	385,936	579,571
		Shares	Value»
MALAYSIA — (Continued)
# *	Supermax Corp. Bhd.	1,075,300	$82,368
	Suria Capital Holdings Bhd.	269,560	102,007
#	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	644,263
#	Ta Ann Holdings Bhd.	494,189	581,720
	Taliworks Corp. Bhd.	476,616	56,920
#	Top Glove Corp. Bhd.	4,875,800	754,087
*	Tropicana Corp. Bhd.	1,470,490	442,949
#	TSH Resources Bhd.	572,500	179,138
#	Uchi Technologies Bhd.	887,200	687,378
#	UEM Sunrise Bhd.	2,680,400	445,498
#	Unisem M Bhd.	182,100	145,930
	United Malacca Bhd.	389,750	578,544
	UOA Development Bhd.	3,181,800	1,509,024
*	Vantris Energy Bhd.	204,740	19,218
#	Velesto Energy Bhd.	7,856,208	606,237
#	VS Industry Bhd.	1,330,513	141,503
	Wasco Bhd.	54,600	12,782
# *	WCT Holdings Bhd.	1,512,493	226,338
	Wellcall Holdings Bhd.	682,000	228,517
	Zetrix Ai Bhd.	4,268,800	872,058
TOTAL MALAYSIA			56,714,510
MEXICO — (2.9%)
# *	Alpek SAB de CV	121,535	63,215
	Alsea SAB de CV	1,115,662	3,403,292
*	Axtel SAB de CV	1,748,691	281,175
Ω	Banco del Bajio SA	2,074,626	6,069,789
#	Becle SAB de CV	131,325	138,419
	Bolsa Mexicana de Valores SAB de CV	798,414	1,601,762
	Consorcio ARA SAB de CV	478,487	108,150
*	Controladora AXTEL SAB de CV	858,225	43,216
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	605,552	585,247
	Corp. Actinver SAB de CV	179,820	226,370
	Corp. Inmobiliaria Vesta SAB de CV	1,489,679	4,602,184

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	950,881	$2,258,043
	Corp. Moctezuma SAB de CV	696,531	3,305,892
	Corporativo Fragua SAB de CV	3	91
# * ††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,550
	GCC SAB de CV	519,079	5,587,614
	Genomma Lab Internacional SAB de CV, Class B	991,954	943,934
	Gentera SAB de CV	2,810,542	7,811,171
	Grupo Aeroportuario del Centro Norte SAB de CV	551,420	8,051,691
	Grupo Comercial Chedraui SA de CV	1,129,685	7,731,193
	Grupo Herdez SAB de CV	1,367,911	5,781,295
*	Grupo Hotelero Santa Fe SAB de CV	566,863	127,638
*	Grupo Industrial Saltillo SAB de CV	927,318	695,117
*	Grupo Nutrisa SAB de CV	1,367,911	352,232
*	Grupo Posadas SAB de CV	69,065	108,285
#	Grupo Rotoplas SAB de CV	167,523	113,018
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	9,618,300
	Grupo Televisa SAB (TLEVICPO MM)	710,723	468,501
# * Ω	Grupo Traxion SAB de CV	338,293	267,909
*	Industrias CH SAB de CV	1,664,175	16,569,378
	KUO SAB de CV	712,836	2,447,366
	La Comer SAB de CV	2,915,631	6,248,019
	Megacable Holdings SAB de CV	1,339,168	4,701,188
# *	Minera Frisco SAB de CV, Class A1	5,058,489	3,849,731
		Shares	Value»
MEXICO — (Continued)
* Ω	Nemak SAB de CV	597,964	$115,309
*	Ollamani SAB	12,275	52,813
	Operadora De Sites Mexicanos SAB de CV, Class A-1	159,460	148,273
	Orbia Advance Corp. SAB de CV	112,031	118,852
	Organizacion Cultiba SAB de CV	935,406	594,129
	Organizacion Soriana SAB de CV, Class B	358,274	733,933
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	173,030	2,707,925
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,368	52,485
#	Qualitas Controladora SAB de CV	374,606	3,487,977
	Regional SAB de CV	497,539	4,462,079
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
* ††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
	Sigma Foods SAB de CV	195,467	193,275
*	Vista Energy SAB de CV (VIST US), ADR	2,874	173,848
*	Vitro SAB de CV	239,494	81,129
TOTAL MEXICO			117,084,002
PHILIPPINES — (0.7%)
	A Soriano Corp.	2,931,411	713,192
	ACEN Corp.	3,127,000	140,388
* ††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	3,843,000	484,607
	Apex Mining Co., Inc.	5,719,800	1,417,383
	Belle Corp.	12,306,400	287,614
	Bloomberry Resorts Corp.	1,467,200	70,874
	Century Pacific Food, Inc.	2,628,900	1,699,171
	China Banking Corp.	5,405,084	5,877,203

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	2,144,100	$564,726
	Cosco Capital, Inc.	2,304,200	285,547
	D&L Industries, Inc.	2,905,300	197,405
	DigiPlus Interactive Corp.	666,200	147,244
*	DITO CME Holdings Corp.	779,000	8,982
	DMCI Holdings, Inc.	5,003,100	920,415
	East West Banking Corp.	437,200	91,748
	Filinvest Development Corp.	411,522	30,974
	Filinvest Land, Inc.	30,065,620	417,370
	Filinvest REIT Corp.	2,228,226	111,958
	First Philippine Holdings Corp.	1,527,600	1,992,739
	GT Capital Holdings, Inc.	141,010	1,606,081
	JG Summit Holdings, Inc.	156,500	74,034
	Keepers Holdings, Inc.	378,000	14,706
	LT Group, Inc.	2,464,000	668,396
	Manila Water Co., Inc.	3,346,500	2,306,532
	Megaworld Corp.	4,285,000	159,837
Ω	Monde Nissin Corp.	1,452,900	140,397
	Nickel Asia Corp.	3,492,100	319,188
	OceanaGold Philippines, Inc.	21,800	13,406
	Philcomsat Holdings Corp.	316,022	574,126
	Philex Mining Corp.	1,221,300	233,562
	Philippine National Bank	767,726	835,354
* ††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	323,897	319,622
	Philippine Seven Corp.	37,920	22,209
	Philippine Stock Exchange, Inc.	42,102	146,977
* ††	Philtown Properties, Inc.	111,562	0
* ††	Phoenix Petroleum Philippines, Inc.	929,580	12,314
	Puregold Price Club, Inc.	1,517,490	919,829
	RFM Corp.	7,485,068	664,026
		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	2,651,952	$1,130,489
	Robinsons Land Corp.	3,638,151	1,121,381
	Robinsons Retail Holdings, Inc.	58,740	36,937
	Security Bank Corp.	236,230	260,866
	Semirara Mining & Power Corp.	689,100	373,293
	Synergy Grid & Development Phils, Inc.	863,200	280,695
	Union Bank of the Philippines	1,337,503	585,839
	Universal Robina Corp.	114,580	137,945
	Vista Land & Lifescapes, Inc.	1,051,200	21,123
	Vistamalls, Inc.	472,600	9,772
	Wilcon Depot, Inc.	1,910,900	217,116
TOTAL PHILIPPINES			28,665,592
POLAND — (1.8%)
	AB SA	2,990	100,193
	Agora SA	67,512	175,040
	Alior Bank SA	29,361	958,333
#	AmRest Holdings SE	63,229	241,367
	Apator SA	37,109	275,224
#	ASBISc Enterprises PLC	51,549	557,611
	Asseco Poland SA	75,216	4,580,353
	Asseco South Eastern Europe SA	805	16,983
#	Auto Partner SA	53,392	283,121
*	Bank Millennium SA	560,969	2,713,695
*	Bank Ochrony Srodowiska SA	64,719	185,242
# *	Benefit Systems SA	2,817	3,033,746
	Boryszew SA	133,234	215,885
	Budimex SA	18,554	3,586,726
# *	CCC SA	57,277	1,893,165
# *	Celon Pharma SA	19,996	122,877
*	Cognor Holding SA	86,852	123,625
	Cyber Folks SA	4,935	285,989
# *	Cyfrowy Polsat SA	104,844	394,198
*	Datawalk SA	3,653	174,926
	Develia SA	1,486,855	3,902,212
	Dom Development SA	15,579	1,179,307
	Echo Investment SA	22,550	32,950
#	Elektrotim SA	5,002	69,634
*	Enea SA	559,136	3,452,798
*	Fabryki Mebli Forte SA	48,823	341,494

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Globe Trade Centre SA	324,771	$272,095
# *	Grupa Azoty SA	32,256	161,121
	Grupa Kety SA	51,495	14,777,532
	Grupa Pracuj SA	6,366	85,836
#	Inter Cars SA	33,276	5,939,588
*	Jastrzebska Spolka Weglowa SA	48,515	403,293
#	KRUK SA	57,949	7,967,896
# *	Lubawa SA	30,768	74,147
*	Lubelski Wegiel Bogdanka SA	11,215	67,082
# *	Medicalgorithmics SA	1,343	12,284
	Mirbud SA	82,029	302,712
	Mo-BRUK SA	2,384	241,345
	Neuca SA	2,512	560,050
	Newag SA	1,122	39,336
	Orange Polska SA	48,521	156,879
# *	PKP Cargo SA	34,072	131,323
	PlayWay SA	1,403	110,841
# *	Polimex-Mostostal SA	28,040	66,360
#	Rainbow Tours SA	6,497	279,644
	Stalexport Autostrady SA	164,889	130,981
	Synektik SA	8,531	707,949
*	Tauron Polska Energia SA	2,405,636	7,439,917
	TEN Square Games SA	6,067	195,862
#	Text SA	6,638	79,147
	Torpol SA	24,822	408,088
# *	VRG SA	873,743	1,222,106
#	Warsaw Stock Exchange	57,560	1,152,108
	Wawel SA	365	86,287
#	Wirtualna Polska Holding SA	2,566	44,523
Ω	XTB SA	83,945	2,000,669
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	14,725
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	176,893
TOTAL POLAND			74,205,313
QATAR — (0.7%)
	Aamal Co.	3,768,731	889,702
	Al Khaleej Takaful Group QSC	484,929	313,212
	Al Meera Consumer Goods Co. QSC	179,447	725,105
	Alijarah Holding Co. QPSC	496,306	97,203
		Shares	Value»
QATAR — (Continued)
*	Baladna	1,337,190	$455,162
	Barwa Real Estate Co.	2,452,814	1,845,043
	Doha Bank QPSC	4,061,916	3,081,023
	Doha Insurance Co. QSC	249,552	188,088
*	Estithmar Holding QPSC	1,260,846	1,395,422
	Gulf International Services QSC	2,627,664	2,014,263
	Gulf Warehousing Co.	252,513	173,721
	Lesha Bank LLC	2,864,210	1,472,990
	Mannai Corp. QSC	185,644	248,264
*	Mazaya Real Estate Development QPSC	957,692	152,919
	Medicare Group	332,626	587,132
	Meeza QSTP LLC	135,805	123,348
	Qatar Aluminum Manufacturing Co.	4,606,784	2,397,288
	Qatar Industrial Manufacturing Co. QSC	38,184	24,289
	Qatar Insurance Co. SAQ	3,614,391	2,176,834
	Qatar Islamic Insurance Group	47,294	113,060
	Qatar National Cement Co. QSC	517,234	406,422
	Qatar Navigation QSC	1,383,678	4,298,693
	Salam International Investment Ltd. QSC	2,225,787	468,787
	United Development Co. QSC	2,993,330	793,800
	Vodafone Qatar PQSC	5,060,119	3,544,892
*	Widam Food Co.	197,452	78,661
	Zad Holding Co.	52,382	208,853
TOTAL QATAR			28,274,176
RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	779	0
* ††	RusHydro PJSC (RSHYY US), ADR	952,144	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
* ††	VTB Bank PJSC (VTBR LI), GDR	27,705	$0
SAUDI ARABIA — (2.5%)
	Abdullah Al Othaim Markets Co.	399,740	709,787
*	Advanced Building Industries Co.	22,737	245,656
*	Advanced Petrochemical Co.	132,500	916,606
	Al Babtain Power & Telecommunication Co.	116,921	2,182,280
*	Al Gassim Investment Holding Co.	9,034	38,733
	Al Hammadi Holding	246,494	1,825,293
	Al Hassan Ghazi Ibrahim Shaker Co.	125,992	609,707
	Al Jouf Agricultural Development Co.	30,002	399,640
*	Al Jouf Cement Co.	9,951	16,418
*	Al Khaleej Training & Education Co.	25,351	140,474
	Al Masane Al Kobra Mining Co.	28,323	878,141
	Al Taiseer Group TALCO Industrial Co.	14,605	136,923
	Al Yamamah Steel Industries Co.	76,456	771,030
	Alamar Foods	12,848	150,503
	Alandalus Property Co.	194,116	904,946
	Alaseel Co.	379,916	375,102
	Al-Dawaa Medical Services Co.	20,342	277,866
	Aldrees Petroleum & Transport Services Co.	137,169	4,367,773
	AlJazira Takaful Ta'awuni Co.	36,972	120,125
	AlKhorayef Water & Power Technologies Co.	45,973	1,516,413
*	Allianz Saudi Fransi Cooperative Insurance Co.	20,426	59,252
	Almawarid Manpower Co.	5,850	192,869
	Alujain Corp.	16,037	111,696
*	Amlak International Finance Co.	42,013	125,905
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabia Insurance Cooperative Co.	10,894	$26,406
	Arabian Cement Co.	94,536	549,742
Ω	Arabian Centres Co.	296,077	1,543,023
	Arabian Drilling Co.	27,942	782,157
	Arabian Pipes Co.	316,501	438,886
*	Arabian Shield Cooperative Insurance Co.	25,445	80,512
	Arriyadh Development Co.	275,498	1,593,329
*	ARTEX Industrial Investment Co.	70,424	202,907
	Astra Industrial Group Co.	122,994	4,917,086
*	BAAN Holding Group Co.	271,491	143,957
	Banan Real Estate Co.	39,246	41,444
	Basic Chemical Industries Ltd.	24,620	172,783
*	Bawan Co.	90,760	1,179,095
	BinDawood Holding Co.	482,715	634,988
	Catrion Catering Holding Co.	126,328	2,728,424
*	Chubb Arabia Cooperative Insurance Co.	39,008	239,827
	City Cement Co.	140,359	506,508
	Dallah Healthcare Co.	71,775	2,367,220
*	Dar Al Arkan Real Estate Development Co.	863,247	4,303,033
	East Pipes Integrated Co. for Industry	23,331	938,382
	Eastern Province Cement Co.	65,587	428,721
	Electrical Industries Co.	1,693,566	6,165,307
*	Emaar Economic City	489,807	1,286,569
	Etihad GO Telecom Co.	22,049	552,376
*	Fawaz Abdulaziz Al Hokair & Co.	53,633	246,429
	First Milling Co.	23,705	319,423
	Fitaihi Holding Group	282,754	220,485
	Gulf Insurance Group	28,836	185,848
*	Gulf Union Cooperative Insurance Co.	40,876	122,066

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Halwani Brothers Co.	19,136	$172,783
*	Herfy Food Services Co.	11,974	50,660
*	Jahez International Co.	131,050	490,521
	Jamjoom Pharmaceuticals Factory Co.	4,497	167,755
*	L'Azurde Co. for Jewelry	36,738	116,519
	Leejam Sports Co. JSC	77,737	2,099,260
*	Lumi Rental Co.	5,997	76,612
	Maharah Human Resources Co.	134,066	212,593
*	Malath Cooperative Insurance Co.	32,213	85,073
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	85,063	306,778
*	Methanol Chemicals Co.	48,113	95,496
	Middle East Healthcare Co.	89,927	851,369
*	Middle East Paper Co.	117,682	648,753
	Middle East Pharmaceutical Co.	6,054	180,169
	Middle East Specialized Cables Co.	38,882	236,532
	Mobile Telecommunications Co. Saudi Arabia	1,014,486	2,993,168
	Modern Mills Co.	2,869	21,812
*	Najran Cement Co.	63,603	113,412
*	Nama Chemicals Co.	1,453	8,808
*	National Agriculture Development Co.	460,106	2,424,817
	National Co. for Glass Industries	60,985	597,414
	National Co. for Learning & Education	41,585	1,429,486
	National Gas & Industrialization Co.	9,536	226,242
*	National Gypsum	19,467	80,194
*	National Industrialization Co.	727,138	1,807,423
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Medical Care Co.	25,194	$1,062,586
*	National Metal Manufacturing & Casting Co.	17,908	66,760
	Nayifat Finance Co.	117,674	377,915
	Northern Region Cement Co.	179,710	338,889
*	Perfect Presentation For Commercial Services Co.	22,053	45,577
*	Power & Water Utility Co. for Jubail & Yanbu	41,115	355,609
	Qassim Cement Co.	63,627	725,283
*	Red Sea International Co.	20,944	151,132
	Retal Urban Development Co.	346,110	1,176,494
	Riyadh Cement Co.	58,121	384,187
*	Saudi Arabian Amiantit Co.	32,679	139,182
*	Saudi Automotive Services Co.	128,841	1,759,634
	Saudi Cement Co.	161,151	1,547,955
	Saudi Ceramic Co.	121,999	903,926
	Saudi Chemical Co. Holding	1,505,254	3,066,989
*	Saudi Co. For Hardware CJSC	11,498	79,364
*	Saudi Darb Investment Co.	125,586	79,296
	Saudi Industrial Investment Group	5,028	16,775
*	Saudi Kayan Petrochemical Co.	131,924	172,361
	Saudi Manpower Solutions Co.	67,650	106,453
*	Saudi Marketing Co.	10,420	39,005
*	Saudi Paper Manufacturing Co.	71,527	1,076,752
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,184	773,981
*	Saudi Public Transport Co.	130,731	349,770
*	Saudi Real Estate Co.	371,727	1,436,256
*	Saudi Reinsurance Co.	250,471	1,863,795
*	Saudi Research & Media Group	36,925	1,178,565

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Steel Pipe Co.	13,457	$145,243
	Saudia Dairy & Foodstuff Co.	49,386	3,189,536
*	Savola Group	94,232	600,322
	Scientific & Medical Equipment House Co.	20,814	180,764
*	Seera Group Holding	535,616	3,824,992
*	SHL Finance Co.	68,664	298,720
*	Sinad Holding Co.	131,810	315,089
	Southern Province Cement Co.	69,357	423,920
	Sumou Real Estate Co.	8,384	73,795
	Sustained Infrastructure Holding Co.	97,526	745,019
	Tabuk Cement Co.	65,464	156,970
*	Takween Advanced Industries Co.	11,242	18,875
	Tanmiah Food Co.	4,017	64,352
	Theeb Rent A Car Co.	75,204	709,705
*	Umm Al-Qura Cement Co.	7,150	24,739
	United Electronics Co.	131,903	3,090,878
	United International Transportation Co.	116,692	1,884,050
	United Wire Factories Co.	3,691	19,681
*	Wafrah for Industry & Development	4,362	26,347
*	Walaa Cooperative Insurance Co.	74,359	223,510
*	Wataniya Insurance Co.	44,163	159,216
	Yamama Cement Co.	247,204	1,772,402
	Yanbu Cement Co.	10,280	42,743
	Zahrat Al Waha For Trading Co.	90,920	62,461
TOTAL SAUDI ARABIA			102,811,540
SOUTH AFRICA — (3.4%)
	Advtech Ltd.	2,560,402	6,230,785
	AECI Ltd.	231,908	1,360,558
	African Rainbow Minerals Ltd.	257,204	3,763,888
	Afrimat Ltd.	209,265	550,789
	Alexander Forbes Group Holdings Ltd.	1,437,620	764,458
		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	631,230	$755,972
	Aspen Pharmacare Holdings Ltd.	192,102	1,278,100
	Astral Foods Ltd.	94,302	1,602,560
	AVI Ltd.	931,620	6,158,320
# *	Blu Label Unlimited Group Ltd.	940,805	560,456
*	Brait PLC	83,369	11,392
	Capitec Bank Holdings Ltd.	1,139	305,814
	Cashbuild Ltd.	45,392	401,774
	Caxton & CTP Publishers & Printers Ltd.	56,465	47,231
	City Lodge Hotels Ltd.	225,045	68,615
	Coronation Fund Managers Ltd.	512,728	1,609,954
	DataTec Ltd.	1,149,304	5,443,664
# Ω	Dis-Chem Pharmacies Ltd.	1,025,790	2,305,052
	DRDGOLD Ltd. (DRD SJ)	1,386,609	4,329,724
	Exxaro Resources Ltd.	175,287	1,998,173
	Famous Brands Ltd.	89,543	322,613
	Foschini Group Ltd.	645,122	3,382,098
	Grindrod Ltd.	1,313,728	1,398,220
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,030,991	22,001,348
	Hudaco Industries Ltd.	88,913	1,117,511
	Italtile Ltd.	157,768	98,253
	JSE Ltd.	223,103	2,041,390
*	KAP Ltd.	1,301,728	178,838
*	Lesaka Technologies, Inc.	776	3,645
	Lewis Group Ltd.	170,216	1,011,324
	Life Healthcare Group Holdings Ltd.	1,794,645	1,236,166
	Merafe Resources Ltd.	2,141,711	150,539
	Momentum Group Ltd.	2,861,207	6,662,750
	Motus Holdings Ltd.	336,480	2,640,077
	Mpact Ltd.	218,055	299,483
	Mr. Price Group Ltd.	229,168	2,516,530
*	Nampak Ltd.	2,378	76,535
	Netcare Ltd.	1,550,978	1,487,891
	Ninety One Ltd.	505,784	1,736,020
	Northam Platinum Holdings Ltd.	453,079	10,794,807
	Oceana Group Ltd.	223,491	746,502

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd. (OMU SJ)	1,414,022	$1,357,083
	Omnia Holdings Ltd.	393,703	2,054,709
*	Pick n Pay Stores Ltd.	956,194	1,413,913
	PPC Ltd.	527,692	200,818
	Premier Group Ltd.	10,292	113,009
	PSG Financial Services Ltd.	2,047,810	3,452,304
	Rainbow Chicken	535,302	189,392
	Raubex Group Ltd.	483,682	1,551,189
	RCL Foods Ltd.	535,302	321,813
	Reunert Ltd.	315,784	1,206,261
	RFG Holdings Ltd.	102,494	163,530
	Santam Ltd.	129,444	3,444,518
#	Sappi Ltd.	610,565	674,223
*	Sibanye Stillwater Ltd. (SSW SJ)	11,346	49,382
	Southern Sun Ltd.	412,732	257,630
*	SPAR Group Ltd.	415,249	2,284,173
	Spur Corp. Ltd.	179,094	451,347
	Stadio Holdings Ltd.	12,572	9,488
	Sun International Ltd.	788,878	2,109,262
	Super Group Ltd.	309,412	332,000
	Telkom SA SOC Ltd.	674,924	2,456,269
#	Thungela Resources Ltd. (TGA SJ)	28,352	173,907
	Tiger Brands Ltd.	394,877	8,209,592
	Truworths International Ltd.	56,284	208,902
	Tsogo Sun Ltd.	582,065	286,978
	We Buy Cars Holdings Ltd.	465,266	1,315,862
	Wilson Bayly Holmes-Ovcon Ltd.	176,413	1,890,916
	Woolworths Holdings Ltd.	142,949	479,920
	Zeda Ltd.	106,799	90,935
TOTAL SOUTH AFRICA			136,199,144
SOUTH KOREA — (10.8%)
#	Able C&C Co. Ltd.	11,142	81,853
# *	ABOV Semiconductor Co. Ltd.	21,461	194,938
*	Ace Technologies Corp.	14,921	33,148
# *	ADTechnology Co. Ltd.	20,426	540,546
#	Advanced Nano Products Co. Ltd.	12,463	593,797
#	Advanced Process Systems Corp.	16,198	240,440
		Shares	Value»
SOUTH KOREA — (Continued)
#	Aekyung Chemical Co. Ltd.	23,069	$149,034
	Aekyung Industrial Co. Ltd.	1,219	10,635
*	AeroSpace Technology of Korea, Inc.	87,122	36,894
*	Agabang & Co.	38,009	121,303
	Ahnlab, Inc.	19,339	892,485
*	Air Busan Co. Ltd.	26,357	33,011
	AJ Networks Co. Ltd.	15,374	56,334
*	Ajin Industrial Co. Ltd.	23,343	56,195
*	ALUKO Co. Ltd.	37,740	59,911
	Amorepacific Holdings Corp.	29,136	579,181
*	Anam Electronics Co. Ltd.	57,727	55,155
# *	Ananti, Inc.	79,833	464,641
*	Anapass, Inc.	6,121	75,310
	ANIPLUS, Inc.	21,045	43,959
*	Anterogen Co. Ltd.	5,555	165,261
*	Apact Co. Ltd.	5,474	32,744
	Aplus Asset Advisor Co. Ltd.	24,140	206,240
*	Aprogen, Inc.	417,200	212,830
*	APS, Inc.	5,274	16,041
#	Asia Cement Co. Ltd.	50,335	437,544
#	ASIA Holdings Co. Ltd.	3,528	706,874
# *	Asia Pacific Satellite, Inc.	12,527	175,011
#	Asia Paper Manufacturing Co. Ltd.	81,215	438,905
*	Asiana Airlines, Inc.	82,372	435,842
	Atinum Investment Co. Ltd.	43,333	98,672
*	ATON, Inc.	11,646	60,115
	Aurora World Corp.	5,425	55,415
#	Avaco Co. Ltd.	31,776	336,225
#	Baiksan Co. Ltd.	44,605	392,742
	BGF Co. Ltd.	23,943	66,968
	BGF retail Co. Ltd.	12,750	1,073,746
*	BH Co. Ltd.	75,524	955,446
*	BHI Co. Ltd.	43,958	2,172,555
*	Binex Co. Ltd.	12,354	139,324
	Binggrae Co. Ltd.	14,995	777,199
*	Bio Fund&C Co. Ltd.	5,469	59,784
#	Bio Plus Co. Ltd.	106,293	402,510
# *	Biodyne Co. Ltd.	29,798	283,605
*	Bioneer Corp.	28,904	271,524
	BioNote, Inc.	63,160	256,281
*	BioSmart Co. Ltd.	7,291	22,086
# *	BNC Korea Co. Ltd.	133,497	454,211

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Boditech Med, Inc.	28,096	$253,712
#	Bookook Securities Co. Ltd.	9,028	450,474
#	Boryung	98,240	630,224
# *	Bosung Power Technology Co. Ltd.	116,334	631,692
* ††	Bucket Studio Co. Ltd.	55,178	8,280
	Bukwang Pharmaceutical Co. Ltd.	51,102	142,466
*	BYC Co. Ltd.	7,100	205,448
*	Cafe24 Corp.	34,575	907,581
#	Cape Industries Ltd.	28,205	231,951
#	Caregen Co. Ltd.	37,011	3,224,345
*	Cellid Co. Ltd.	5,316	11,464
	Celltrion Pharm, Inc.	18,372	928,982
# *	Chabiotech Co. Ltd.	58,549	887,969
# *	Cheil Electric Co. Ltd.	18,057	127,991
	Cheil Worldwide, Inc.	48,470	738,208
# *	Chemtronics Co. Ltd.	39,956	967,301
*	Chemtros Co. Ltd.	7,992	37,290
	Cheryong Electric Co. Ltd.	18,387	619,579
#	Chips&Media, Inc.	37,182	479,938
*	Choil Aluminum Co. Ltd.	25,377	23,467
*	Chong Kun Dang Pharmaceutical Corp.	10,542	624,936
	Chongkundang Holdings Corp.	11,961	414,559
# *	Chunbo Co. Ltd.	6,228	253,206
*	CJ CGV Co. Ltd.	88,033	369,254
*	CJ ENM Co. Ltd.	26,073	1,350,724
	CJ Freshway Corp.	8,465	164,272
*	CLIO Cosmetics Co. Ltd.	4,784	44,019
*	CMG Pharmaceutical Co. Ltd.	80,710	112,971
*	Com2uS Holdings Corp.	2,519	39,480
#	Com2uSCorp	15,769	402,778
*	ContentreeJoongAng Corp.	2,828	13,940
#	Coocon Corp.	5,789	133,312
*	CORESTEMCHEMON, Inc.	16,338	37,858
#	Cosmax, Inc.	23,785	3,336,650
#	Cosmecca Korea Co. Ltd.	16,670	1,114,579
		Shares	Value»
SOUTH KOREA — (Continued)
# *	CosmoAM&T Co. Ltd.	20,498	$720,993
# *	Cosmochemical Co. Ltd.	11,258	129,122
#	Cowintech Co. Ltd.	8,604	110,941
	CR Holdings Co. Ltd.	23,450	76,917
# *	Creative & Innovative System	162,892	1,495,225
	CS Wind Corp.	28,030	790,089
# *	Cube Entertainment, Inc.	11,296	103,097
#	Cuckoo Holdings Co. Ltd.	24,333	458,089
	Cuckoo Homesys Co. Ltd.	4,717	77,150
# *	Curexo, Inc.	32,233	443,286
#	D.I Corp.	73,014	1,726,033
* ††	DA Technology Co. Ltd.	133,285	3,519
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	279,373
#	Dae Won Kang Up Co. Ltd.	103,903	301,145
# *	Daea TI Co. Ltd.	195,936	572,660
	Daechang Forging Co. Ltd.	9,694	44,995
#	Daedong Corp.	53,430	365,488
	Daedong Gear Co. Ltd.	4,924	59,838
#	Daeduck Co. Ltd.	25,651	195,467
#	Daeduck Electronics Co. Ltd.	98,641	4,286,354
	Daehan Flour Mill Co. Ltd.	2,263	227,689
#	Daehan Steel Co. Ltd.	57,791	421,168
# *	Daeho AL Co. Ltd.	97,791	94,282
# *	Dae-Il Corp.	53,006	410,908
# *	Daejoo Electronic Materials Co. Ltd.	21,066	1,102,872
# *	DaeMyoung Energy Co. Ltd.	8,260	100,787
	Daesang Corp.	62,955	947,647
#	Daesang Holdings Co. Ltd.	46,079	309,516
*	Daesung Energy Co. Ltd.	22,772	130,199
# *	Daesung Industrial Co. Ltd.	12,236	62,481
# *	Daewon Cable Co. Ltd.	92,840	239,165
# *	Daewon Pharmaceutical Co. Ltd.	54,458	437,713

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon San Up Co. Ltd.	8,061	$72,605
# *	Daewoo Engineering & Construction Co. Ltd.	476,610	1,636,940
	Daewoong Co. Ltd.	4,752	78,969
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,501,440
*	Daeyang Electric Co. Ltd.	3,683	74,694
* ††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	9,263	186,819
#	Daishin Securities Co. Ltd.	111,953	2,429,064
# *	Danal Co. Ltd.	141,692	897,829
#	Daol Investment & Securities Co. Ltd.	107,802	305,245
*	Daou Data Corp.	46,710	905,600
#	Daou Technology, Inc.	88,738	3,265,735
*	Dasan Networks, Inc.	28,196	70,482
*	Dawonsys Co. Ltd.	43,767	99,859
#	DB HiTek Co. Ltd.	24,304	1,773,240
	DB Securities Co. Ltd.	82,322	771,465
# *	DB, Inc.	207,239	263,450
*	DE&T Co. Ltd.	12,815	49,854
#	Dear U Co. Ltd.	14,491	376,570
	Dentium Co. Ltd.	14,387	479,794
*	Deutsch Motors, Inc.	44,624	136,437
*	Devsisters Co. Ltd.	5,475	145,568
#	DI Dong Il Corp.	55,962	779,234
#	Digital Daesung Co. Ltd.	20,597	115,868
# *	DIO Corp.	26,897	296,096
#	DIT Corp.	13,032	197,110
* ††	DKME	33,369	8,693
	DL E&C Co. Ltd.	75,306	2,311,952
	DL Holdings Co. Ltd.	8,270	237,036
*	DMOA Co. Ltd.	13,817	38,449
††	DMS Co. Ltd.	48,116	79,358
	DN Automotive Corp.	46,445	810,426
	Dong-A Socio Holdings Co. Ltd.	8,889	669,929
	Dong-A ST Co. Ltd.	6,515	247,675
	Dong-Ah Geological Engineering Co. Ltd.	4,466	53,993
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongbang Transport Logistics Co. Ltd.	76,445	$140,323
#	Dongjin Semichem Co. Ltd.	79,132	3,045,731
*	Dongkoo Bio & Pharma Co. Ltd.	12,594	46,366
# *	DongKook Pharmaceutical Co. Ltd.	80,801	1,050,825
#	Dongkuk Holdings Co. Ltd.	34,437	181,389
	Dongkuk Steel Mill Co. Ltd.	68,951	421,952
#	Dongsuh Cos., Inc.	10,876	196,231
	Dongsung Chemical Co. Ltd.	61,469	186,995
	Dongsung Finetec Co. Ltd.	56,726	1,111,176
# *	Dongwha Enterprise Co. Ltd.	37,824	281,645
#	Dongwha Pharm Co. Ltd.	66,012	277,990
	Dongwon Development Co. Ltd.	49,943	102,461
	Dongwon Industries Co. Ltd.	20,941	602,849
#	Dongwon Systems Corp.	5,189	100,164
#	Dongwoon Anatech Co. Ltd.	45,624	953,204
	Dongyang E&P, Inc.	14,152	308,036
# *	Doosan Fuel Cell Co. Ltd.	101,687	2,383,215
#	Doosan Tesna, Inc.	12,912	600,910
	DoubleUGames Co. Ltd.	38,201	1,417,454
	Douzone Bizon Co. Ltd.	2,782	187,715
# *	Dream Security Co. Ltd.	88,382	104,372
*	Dreamtech Co. Ltd.	55,981	306,479
# *	DRTECH Corp.	129,994	181,101
	DS Dansuk Co. Ltd.	12,415	168,083
#	DSC Investment, Inc.	31,495	185,167
*	Duchembio Co. Ltd.	13,742	95,454
# *	Duk San Neolux Co. Ltd.	38,011	1,027,952
*	Duksan Hi-Metal Co. Ltd.	16,423	101,119
# *	Duksan Techopia Co. Ltd.	15,901	216,066
	DY Corp.	22,744	80,604
	DY POWER Corp.	5,952	54,152
	E1 Corp.	3,859	237,844
	Easy Bio, Inc.	16,252	79,353

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co. Ltd.	88,398	$319,742
*	Eco&Dream Co. Ltd.	6,086	96,217
	Ecoplastic Corp.	15,781	34,942
*	Elentec Co. Ltd.	16,741	120,919
	E-MART, Inc.	23,004	1,451,990
*	EMKOREA Co. Ltd.	8,198	13,985
# *	EMRO, Inc.	6,265	182,623
# *	EM-Tech Co. Ltd.	31,181	176,840
# *	Enchem Co. Ltd.	13,769	916,441
#	ENF Technology Co. Ltd.	28,570	1,157,466
*	Enzychem Lifesciences Corp.	86,992	76,848
	Eo Technics Co. Ltd.	5,903	1,522,805
*	Eubiologics Co. Ltd.	63,059	546,400
#	Eugene Corp.	107,821	298,894
#	Eugene Investment & Securities Co. Ltd.	188,630	558,985
	Eugene Technology Co. Ltd.	43,873	3,336,452
	Eusu Holdings Co. Ltd.	28,440	116,274
# *	Everybot, Inc.	5,322	97,418
*	E-World	10,569	11,697
# *	Exem Co. Ltd.	109,956	170,996
#	Exicon Co. Ltd.	9,043	152,814
	F&F Co. Ltd.	4,597	232,367
*	Fine M-Tec Co. Ltd.	20,276	133,238
*	Fine Semitech Corp.	40,744	1,314,995
	Finger, Inc.	2,657	22,334
	FINO, Inc.	5,448	20,092
# *	Firstec Co. Ltd.	96,567	297,477
* ††	Flask Co. Ltd.	23,357	7,205
*	FLITTO, Inc.	6,325	71,161
# *	Foosung Co. Ltd.	143,341	838,304
*	Furonteer Co. Ltd.	6,235	64,704
	Fursys, Inc.	10,910	320,284
*	G2Power Co. Ltd.	3,057	18,581
*	Gabia, Inc.	41,698	966,094
# *	GAEASOFT	20,287	110,610
#	Galaxia Moneytree Co. Ltd.	61,913	474,335
# *	GAMSUNG Corp. Co. Ltd.	155,481	744,928
# *	Gaon Cable Co. Ltd.	8,771	531,306
# *	GC Cell Corp.	9,095	169,334
*	GeneOne Life Science, Inc.	37,883	50,315
*	Genexine, Inc.	38,698	135,218
	Genians, Inc.	1,060	13,717
*	Genic Co. Ltd.	5,587	63,399
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genome & Co.	11,680	$69,652
# *	Genomictree, Inc.	5,552	91,422
	Geumhwa PSC Co. Ltd.	1,895	43,588
#	Global Standard Technology Co. Ltd.	33,319	667,768
# *	Global Tax Free Co. Ltd.	70,125	227,214
	GnBS eco Co. Ltd.	8,665	19,781
#	GnCenergy Co. Ltd.	13,947	351,392
	GOLFZON Co. Ltd.	9,017	379,666
	Golfzon Holdings Co. Ltd.	17,066	55,718
# *	Good People Co. Ltd.	71,831	83,026
#	Grand Korea Leisure Co. Ltd.	32,722	291,817
#	Green Cross Corp.	11,208	1,280,106
#	Green Cross Holdings Corp.	22,221	240,589
#	GS Engineering & Construction Corp.	151,435	1,965,927
#	GS Global Corp.	98,337	158,361
	GS Retail Co. Ltd.	44,962	690,993
	Gwangju Shinsegae Co. Ltd.	1,497	32,655
#	HAESUNG DS Co. Ltd.	27,800	1,233,469
	Haesung Industrial Co. Ltd.	29,868	172,145
	Han Kuk Carbon Co. Ltd.	95,356	2,232,008
# *	Hana Micron, Inc.	122,607	3,173,840
# *	Hana Technology Co. Ltd.	5,796	127,847
#	Hana Tour Service, Inc.	26,310	844,076
# *	Hanall Biopharma Co. Ltd.	17,615	628,704
# *	Hancom, Inc.	36,048	643,194
	Handok, Inc.	11,907	93,816
	Handsome Co. Ltd.	11,842	152,530
#	Hanil Cement Co. Ltd.	31,907	378,475
	Hanil Feed Co. Ltd.	10,839	22,737
	Hanil Holdings Co. Ltd.	42,979	466,010
	Hanjin Logistics Corp.	15,882	218,799
# *	HanJung Natural Connectivity System Co. Ltd.	6,398	226,314
*	Hankook Cosmetics Co. Ltd.	11,817	86,569

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	$149,469
	Hankook Shell Oil Co. Ltd.	2,067	624,890
*	Hanla IMS Co. Ltd.	3,124	34,551
#	HanmiGlobal Co. Ltd.	23,691	307,805
#	Hannong Chemicals, Inc.	20,225	362,564
*	Hanon Systems	152,463	346,519
#	Hansae Co. Ltd.	23,238	225,400
	Hansae Yes24 Holdings Co. Ltd.	9,629	27,503
	Hanshin Construction Co. Ltd.	6,660	46,117
#	Hanshin Machinery Co.	52,839	149,337
#	Hansol Chemical Co. Ltd.	14,160	2,756,992
	Hansol Paper Co. Ltd.	3,961	23,122
	Hansol Technics Co. Ltd.	61,159	253,268
# *	Hanssem Co. Ltd.	8,104	261,694
*	Hanwha Engine	100,933	3,796,532
# *	Hanwha Galleria Corp.	87,305	110,661
# *	Hanwha General Insurance Co. Ltd.	121,139	509,366
# *	Hanwha Investment & Securities Co. Ltd.	380,146	1,683,705
*	Hanyang Digitech Co. Ltd.	1,134	20,979
#	Hanyang Eng Co. Ltd.	32,984	715,994
	Hanyang Securities Co. Ltd.	27,737	392,625
*	Harim Co. Ltd.	112,482	238,290
#	Harim Holdings Co. Ltd.	51,454	512,427
	HB SOLUTION Co. Ltd.	56,874	90,046
	HB Technology Co. Ltd.	90,343	131,583
#	HD Construction Equipment Co. Ltd.	70,619	5,316,095
# *	HD Hyundai Energy Solutions Co. Ltd.	10,284	379,020
#	HDC Holdings Co. Ltd.	76,944	1,012,255
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Development Co-Engineering & Construction	89,106	$1,271,436
*	HD-Hyundai Marine Engine	40,801	2,499,137
# *	Hecto Financial Co. Ltd.	11,687	195,446
*	Hecto Innovation Co. Ltd.	13,399	179,962
# *	Helixmith Co. Ltd.	20,003	91,461
# *	Heung-A Shipping Co. Ltd.	78,758	95,009
#	Heunggu Oil Co. Ltd.	10,187	108,800
*	HFR, Inc.	7,410	70,727
#	Hite Jinro Co. Ltd.	76,578	934,601
# *	HJ Shipbuilding & Construction Co. Ltd.	14,292	248,590
#	HK inno N Corp.	38,595	1,504,813
	HL Holdings Corp.	4,848	153,540
#	HL Mando Co. Ltd.	73,278	3,246,868
*	HLB Biostep Co. Ltd.	69,059	69,042
*	HLB Global Co. Ltd.	32,870	50,754
*	Hlb Pharma Ceutical Co. Ltd.	22,860	262,810
# *	HLB Therapeutics Co. Ltd.	73,695	151,800
*	Hotel Shilla Co. Ltd.	36,737	1,176,471
# *	HPSP Co. Ltd.	10,766	345,118
	HRS Co. Ltd.	4,048	14,311
*	HS Hyosung Corp.	1,223	52,575
	HS Industries Co. Ltd.	11,585	26,759
*	Humasis Co. Ltd.	23,300	16,109
	Humedix Co. Ltd.	15,276	464,317
	Huons Co. Ltd.	26,666	508,708
	Huons Global Co. Ltd.	19,370	682,274
#	Husteel Co. Ltd.	68,021	195,560
	Hwa Shin Co. Ltd.	51,695	334,049
	Hwaseung Enterprise Co. Ltd.	32,020	112,020
	Hy-Lok Corp.	20,117	469,134
#	Hyosung Corp.	12,405	1,309,768
	Hyosung Heavy Industries Corp.	792	1,420,500
	Hyundai Bioland Co. Ltd.	13,717	41,258
#	Hyundai BNG Steel Co. Ltd.	22,603	210,908
#	HYUNDAI Corp.	15,195	238,445
#	Hyundai Department Store Co. Ltd.	30,200	1,962,588

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Elevator Co. Ltd.	8,506	$555,847
	HYUNDAI EVERDIGM Corp.	4,263	24,248
	Hyundai Futurenet Co. Ltd.	73,607	164,878
#	Hyundai GF Holdings	23,930	153,762
	Hyundai Green Food	34,518	366,009
	Hyundai Home Shopping Network Corp.	2,575	103,526
	Hyundai Hyms Co. Ltd.	4,169	51,641
	Hyundai Livart Furniture Co. Ltd.	2,677	12,232
#	Hyundai Motor Securities Co. Ltd.	49,990	329,657
#	Hyundai Movex Co. Ltd.	82,239	1,798,440
#	Hyundai Wia Corp.	42,316	2,526,592
#	HyVision System, Inc.	35,874	434,701
# *	i3system, Inc.	15,256	1,376,575
	iFamilySC Co. Ltd.	10,729	112,061
*	IL Co. Ltd.	8,375	25,309
# *	Il Dong Pharmaceutical Co. Ltd.	46,117	1,212,835
*	Iljin Diamond Co. Ltd.	10,553	97,246
# *	Iljin Electric Co. Ltd.	60,843	2,807,130
*	Iljin Holdings Co. Ltd.	26,180	141,637
# *	Iljin Hysolus Co. Ltd.	10,555	103,784
	Iljin Power Co. Ltd.	3,096	33,056
#	Ilshin Spinning Co. Ltd.	36,557	333,846
*	Ilshin Stone Co. Ltd.	9,923	10,847
††	Ilyang Pharmaceutical Co. Ltd.	9,185	62,459
#	iM Financial Group Co. Ltd.	428,318	4,605,532
	iMarketKorea, Inc.	8,177	44,269
#	InBody Co. Ltd.	37,794	856,219
#	Incar Financial Service Co. Ltd.	31,859	350,085
	Infinitt Healthcare Co. Ltd.	10,456	50,988
	INFOvine Co. Ltd.	911	46,412
#	Inhwa Precision Co. Ltd.	4,568	135,948
		Shares	Value»
SOUTH KOREA — (Continued)
	Innocean Worldwide, Inc.	27,171	$358,351
# *	InnoWireless Co. Ltd.	12,555	257,800
#	Innox Advanced Materials Co. Ltd.	42,455	957,277
*	Inscobee, Inc.	146,700	67,292
*	Insun ENT Co. Ltd.	58,689	178,059
*	Intekplus Co. Ltd.	1,300	15,784
#	Intellian Technologies, Inc.	11,262	818,026
	Intelligent Digital Integrated Security Co. Ltd.	12,279	152,156
*	Interflex Co. Ltd.	11,878	102,154
	Interojo Co. Ltd.	11,395	138,796
#	INTOPS Co. Ltd.	32,084	492,121
	iNtRON Biotechnology, Inc.	9,832	26,953
	INVENI Co. Ltd.	3,342	181,312
	IS Dongseo Co. Ltd.	43,894	716,601
#	ISC Co. Ltd.	28,505	2,949,704
#	i-SENS, Inc.	51,605	587,091
*	ISU Abxis Co. Ltd.	32,361	132,365
*	ISU Chemical Co. Ltd.	33,498	211,598
*	ISU Specialty Chemical	47,981	3,523,680
# *	Itcenglobal Co. Ltd.	9,977	369,852
# *	Jahwa Electronics Co. Ltd.	32,011	664,846
#	JB Financial Group Co. Ltd.	118,468	2,067,007
*	Jeil Pharmaceutical Co. Ltd.	3,757	37,908
*	Jeju Air Co. Ltd.	55,043	206,692
# *	Jeju Semiconductor Corp.	98,093	2,897,156
# *	JETEMA Co. Ltd.	29,885	221,396
*	Jin Air Co. Ltd.	19,064	89,653
#	Jinsung T.E.C.	32,603	323,542
# *	JNTC Co. Ltd.	19,761	331,989
# *	Joongang Advanced Materials Co. Ltd.	80,726	152,696
*	JoyCity Corp.	29,920	61,702
	JS Corp.	9,906	82,547
	Jungdawn Co. Ltd.	6,003	10,671
#	Jusung Engineering Co. Ltd.	82,875	2,356,958
#	JVM Co. Ltd.	13,712	241,003
	JW Holdings Corp.	189,488	522,962
	JW Life Science Corp.	7,562	67,732
	JW Pharmaceutical Corp.	40,363	869,775
*	JW Shinyak Corp.	23,130	32,221

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JYP Entertainment Corp.	22,759	$1,158,233
#	K Car Co. Ltd.	29,897	319,674
	K Ensol Co. Ltd.	1,492	13,027
# *	Kakao Games Corp.	94,456	1,161,563
#	Kangnam Jevisco Co. Ltd.	17,452	206,044
# *	Kangstem Biotech Co. Ltd.	89,163	135,552
# *	Kangwon Energy Co. Ltd.	15,097	180,749
#	KC Co. Ltd.	27,573	638,461
#	KC Tech Co. Ltd.	27,398	887,757
	KCC Glass Corp.	2,115	39,487
	KCTC	18,764	87,790
*	KEC Corp.	176,714	97,772
*	Keeps Biopharma, Inc.	2,979	19,014
# *	Kencoa Aerospace Co.	9,023	186,338
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,680,065
	KG Chemical Corp.	16,648	68,329
#	KG Dongbusteel	64,157	250,139
	KG Eco Solution Co. Ltd.	9,399	42,997
*	KG Mobility Co.	36,545	98,442
	Kginicis Co. Ltd.	5,196	41,572
	KGMobilians Co. Ltd.	16,525	61,746
*	KH Vatec Co. Ltd.	49,877	661,390
#	KINX, Inc.	8,997	828,725
#	KISCO Corp.	60,091	390,778
#	KISCO Holdings Co. Ltd.	31,963	533,756
	KISWIRE Ltd.	35,588	534,380
# *	KMW Co. Ltd.	21,612	282,768
# *	KNJ Co. Ltd.	14,378	278,074
*	KoBioLabs, Inc.	9,248	39,874
#	Koh Young Technology, Inc.	154,156	3,582,399
	Kolmar BNH Co. Ltd.	15,208	157,124
#	Kolmar Holdings Co. Ltd.	60,370	421,396
#	Kolmar Korea Co. Ltd.	34,848	1,687,369
#	Kolon Corp.	18,695	780,182
*	Kolon Enp, Inc.	3,862	26,999
#	Kolon Industries, Inc.	40,258	1,529,642
# *	Kolon Life Science, Inc.	11,788	529,730
#	KoMiCo Ltd.	19,025	1,655,137
		Shares	Value»
SOUTH KOREA — (Continued)
*	Komipharm International Co. Ltd.	46,449	$229,480
#	KONA I Co. Ltd.	10,350	441,014
	Korea Airport Service Co. Ltd.	892	42,510
#	Korea Alcohol Industrial Co. Ltd.	45,206	353,417
	Korea Asset In Trust Co. Ltd.	102,397	185,164
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	36,976
# *	Korea Circuit Co. Ltd.	28,928	1,400,655
#	Korea District Heating Corp.	5,230	361,636
	Korea Electric Terminal Co. Ltd.	16,982	880,709
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	500,297
	Korea Export Packaging Industrial Co. Ltd.	44,390	99,075
*	Korea Fuel-Tech Corp.	24,273	131,948
*	Korea Information & Communications Co. Ltd.	27,427	153,974
	Korea Information Certificate Authority, Inc.	14,595	67,612
*	Korea Line Corp.	370,347	501,184
	Korea Movenex Co. Ltd.	12,697	51,141
#	Korea Petrochemical Ind Co. Ltd.	1,059	114,893
	Korea Petroleum Industries Co.	3,083	34,145
	Korea Ratings Corp.	289	19,442
*	Korea Real Estate Investment & Trust Co. Ltd.	102,653	86,880
	Korea United Pharm, Inc.	33,488	442,817
	Korean Reinsurance Co.	445,222	3,637,290
	Koryo Credit Information Co. Ltd.	7,698	53,412
# *	KOSES Co. Ltd.	3,581	66,623
	KPX Chemical Co. Ltd.	1,771	59,228

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KPX Electrochem Co. Ltd.	1,968	$12,138
	KSP Co. Ltd.	22,217	69,284
	KSS LINE Ltd.	40,321	271,379
*	Kt alpha Co. Ltd.	3,519	11,677
*	KT Millie Seojae Co. Ltd.	1,173	11,305
	KT Skylife Co. Ltd.	32,005	108,407
* ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	47,591
*	Kumho Tire Co., Inc.	126,231	526,982
*	KUMHOE&C Co. Ltd.	10,036	28,894
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	470,866
# *	Kwangmu Co. Ltd.	68,827	109,441
	Kyeryong Construction Industrial Co. Ltd.	17,248	257,941
#	Kyobo Securities Co. Ltd.	47,296	390,313
# *	Kyung Dong Navien Co. Ltd.	21,138	844,469
	Kyungbang Co. Ltd.	8,346	54,216
	KyungDong City Gas Co. Ltd.	6,435	96,247
	Kyungdong Pharm Co. Ltd.	23,471	92,845
	Kyung-In Synthetic Corp.	42,609	145,468
	KZ Precision Corp.	17,846	173,628
	L&C Bio Co. Ltd.	6,759	430,397
*	L&K Biomed Co. Ltd.	21,563	237,347
# *	LabGenomics Co. Ltd.	64,244	78,130
# *	Lake Materials Co. Ltd.	115,339	2,126,540
*	LB Semicon, Inc.	21,558	69,949
#	Lee Ku Industrial Co. Ltd.	40,118	164,987
#	LF Corp.	30,544	407,302
*	LG HelloVision Co. Ltd.	70,746	113,749
# *	LOT Vacuum Co. Ltd.	30,677	292,635
	Lotte Chilsung Beverage Co. Ltd.	6,691	619,245
*	Lotte Data Communication Co.	2,435	35,868
*	Lotte Energy Materials Corp.	22,947	615,645
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co. Ltd.	39,300	$1,291,393
	LOTTE Himart Co. Ltd.	34,338	172,916
*	Lotte Non-Life Insurance Co. Ltd.	23,481	27,069
#	Lotte Rental Co. Ltd.	35,242	753,961
#	Lotte Shopping Co. Ltd.	19,802	1,155,515
*	Lotte Tour Development Co. Ltd.	65,068	1,132,534
#	Lotte Wellfood Co. Ltd.	1,338	107,802
#	LS Eco Energy Ltd.	35,473	1,007,467
# *	LS Materials Ltd.	25,510	306,139
	LS SECURITIES Co. Ltd.	8,316	32,904
	LTC Co. Ltd.	6,016	114,737
*	LVMC Holdings	240,975	248,228
	LX Hausys Ltd.	5,302	106,549
	LX Holdings Corp.	72,830	439,808
#	LX International Corp.	80,294	2,131,364
	LX Semicon Co. Ltd.	26,049	987,967
	M.I.Tech Co. Ltd.	3,012	15,655
	Macrogen, Inc.	12,209	165,578
	Maeil Dairies Co. Ltd.	2,274	55,684
*	MAKUS, Inc.	2,725	45,188
*	Manyo Co. Ltd.	5,604	56,001
	Mcnex Co. Ltd.	36,111	761,850
*	ME2ON Co. Ltd.	36,747	114,944
*	Mediana Co. Ltd.	6,247	85,612
# *	Medipost Co. Ltd.	25,858	429,493
*	MedPacto, Inc.	48,964	243,964
	Medytox, Inc.	11,223	1,044,184
*	Meerecompany, Inc.	1,088	13,614
#	MegaStudy Co. Ltd.	18,545	142,929
#	MegaStudyEdu Co. Ltd.	26,459	854,677
	META BIOMED Co. Ltd.	9,368	31,677
#	Mgame Corp.	38,519	153,474
	Mi Chang Oil Industrial Co. Ltd.	981	83,028
# *	MiCo Ltd.	74,179	903,683
	Micro Contact Solution Co. Ltd.	2,578	36,479
*	Micro Digital Co. Ltd.	5,109	34,289
# *	Mirae Asset Life Insurance Co. Ltd.	94,577	616,997

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Mirae Asset Venture Investment Co. Ltd.	32,950	$403,614
	Misto Holdings Corp.	10,628	346,082
	Miwon Chemicals Co. Ltd.	3,654	243,716
#	Miwon Commercial Co. Ltd.	5,072	489,192
#	Miwon Specialty Chemical Co. Ltd.	5,925	555,246
*	MK Electron Co. Ltd.	57,809	401,534
#	MNTech Co. Ltd.	59,123	485,905
	Modetour Network, Inc.	14,642	114,629
*	MONAYONGPYONG	27,837	61,067
*	Motrex Co. Ltd.	18,007	120,831
#	mPlus Corp.	11,058	95,844
	Muhak Co. Ltd.	14,237	87,703
#	Myoung Shin Industrial Co. Ltd.	61,185	389,569
	Namhae Chemical Corp.	65,840	313,126
# *	Namsun Aluminum Co. Ltd.	225,789	194,653
#	Namuga Co. Ltd.	27,708	480,551
	Namyang Dairy Products Co. Ltd.	4,776	158,643
#	NeoPharm Co. Ltd.	21,216	275,541
#	Neosem, Inc.	19,145	205,622
*	Neowiz	42,457	897,453
	Neowiz Holdings Corp.	6,517	132,954
*	NEPES Corp.	45,134	595,279
*	Neptune Co.	27,707	103,399
#	New Power Plasma Co. Ltd.	52,076	221,227
	Nexen Corp.	108,320	449,706
	Nexen Tire Corp.	13,328	74,426
# *	Nexon Games Co. Ltd.	10,125	93,079
	NEXTIN, Inc.	13,447	915,499
	NHN Corp.	2,719	60,825
#	NHN KCP Corp.	80,285	1,259,674
	NICE Holdings Co. Ltd.	58,635	567,119
	Nice Information & Telecommunication, Inc.	3,385	57,137
	NICE Information Service Co. Ltd.	119,682	1,439,044
#	Nong Shim Holdings Co. Ltd.	5,155	315,846
#	NongShim Co. Ltd.	3,831	1,079,893
	NOROO Paint & Coatings Co. Ltd.	10,940	62,922
		Shares	Value»
SOUTH KOREA — (Continued)
	NOVAREX Co. Ltd.	12,057	$117,287
*	Novatech Co. Ltd.	4,380	91,270
	NPC	56,359	148,746
*	NUVOTEC Co. Ltd.	50,183	37,529
*	OCI Co. Ltd.	7,184	350,749
# *	OCI Holdings Co. Ltd.	32,602	2,600,439
*	Okins Electronics Co. Ltd.	4,529	40,294
*	OptoElectronics Solutions Co. Ltd.	5,572	64,423
	OPTUS Pharmaceutical Co. Ltd.	3,384	18,586
*	Orbitech Co. Ltd.	28,054	86,574
#	Oriental Precision & Engineering Co. Ltd.	52,444	303,340
#	Orion Holdings Corp.	53,203	770,251
	Osang Healthcare Co. Ltd.	3,359	26,418
*	OSTEONIC Co. Ltd.	29,285	126,606
*	Osung Advanced Materials Co. Ltd.	85,390	90,249
#	Otoki Corp.	1,806	483,204
	Pang Rim Co. Ltd.	10,798	40,559
#	Paradise Co. Ltd.	112,107	1,377,199
#	Park Systems Corp.	13,163	2,765,084
*	Partron Co. Ltd.	20,965	104,397
# *	Pearl Abyss Corp.	33,230	1,317,069
#	People & Technology, Inc.	42,761	1,564,534
	PHA Co. Ltd.	12,171	99,632
*	PharmaResearch Co. Ltd.	11,523	3,781,279
# *	Pharmicell Co. Ltd.	129,668	1,258,023
#	Philenergy Co. Ltd.	16,792	197,693
# *	Philoptics Co. Ltd.	44,336	1,686,293
#	PI Advanced Materials Co. Ltd.	52,721	592,775
# *	PKC Co. Ltd.	98,951	417,265
*	Polaris AI Corp.	116,760	147,477
# *	Polaris Office Corp.	42,087	138,782
	Pond Group Co. Ltd.	5,881	23,648
*	PonyLink Co. Ltd.	142,526	79,478
	Poongsan Corp.	36,327	3,312,328
#	Poongsan Holdings Corp.	37,452	1,078,226
#	Posco M-Tech Co. Ltd.	72,480	993,495
	POSCO Steeleon Co. Ltd.	3,192	90,177
# *	Power Logics Co. Ltd.	62,997	248,763
# *	Prestige Biologics Co. Ltd.	47,889	97,773

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Protec Co. Ltd.	14,082	$495,049
#	PSK Holdings, Inc.	7,153	387,329
#	PSK, Inc.	61,581	2,601,674
#	Pulmuone Co. Ltd.	26,098	237,492
# *	Pumtech Korea Co. Ltd.	13,185	598,927
*	Refine Co. Ltd.	15,771	132,473
*	Reyon Pharmaceutical Co. Ltd.	3,654	28,638
#	RFHIC Corp.	16,463	543,697
# *	Robostar Co. Ltd.	21,039	1,293,893
*	Robotis Co. Ltd.	11,979	2,796,717
#	S&S Tech Corp.	46,108	2,881,605
# *	Sajo Industries Co. Ltd.	6,890	279,157
*	Sajodaerim Corp.	3,272	82,554
	Sam Young Electronics Co. Ltd.	21,114	166,273
#	Sam Yung Trading Co. Ltd.	53,069	637,272
#	Sam-A Aluminum Co. Ltd.	5,381	126,580
#	Samchully Co. Ltd.	4,272	425,257
	SAMHWA Paints Industrial Co. Ltd.	11,465	55,368
#	Samhyun Co. Ltd.	8,294	386,229
# ††	Samick THK Co. Ltd.	29,411	76,317
# *	Samil Pharmaceutical Co. Ltd.	36,805	256,223
*	Samji Electronics Co. Ltd.	13,833	218,372
#	Samjin Pharmaceutical Co. Ltd.	27,872	373,213
#	Sammok S-Form Co. Ltd.	17,220	236,312
#	SAMPYO Cement Co. Ltd.	55,860	325,474
*	Samsung Pharmaceutical Co. Ltd.	43,111	54,043
*	SAMT Co. Ltd.	202,951	647,435
	Samwha Capacitor Co. Ltd.	26,881	587,795
#	Samwha Electric Co. Ltd.	3,974	149,323
# *	Samyang Biopharmaceuticals Corp.	9,823	652,410
#	Samyang Foods Co. Ltd.	2,795	2,284,233
	Samyang Holdings Corp.	9,241	389,597
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Tongsang Co. Ltd.	2,102	$83,268
#	Samyoung Co. Ltd.	58,165	245,302
# *	Samyoung M-Tek Co. Ltd.	9,741	97,937
*	Sang-A Frontec Co. Ltd.	33,799	410,660
#	Sangsin Energy Display Precision Co. Ltd.	10,721	113,052
	Saramin Co. Ltd.	12,291	110,945
#	Satrec Initiative Co. Ltd.	22,920	3,115,165
	SD Biosensor, Inc.	67,192	419,901
#	SeAH Besteel Holdings Corp.	34,022	1,730,043
	SeAH Holdings Corp.	3,283	368,325
#	SeAH Steel Corp.	3,625	303,862
#	SeAH Steel Holdings Corp.	5,667	534,483
	Sebang Co. Ltd.	23,435	235,606
	Sebang Global Battery Co. Ltd.	18,787	830,048
*	Sebo Manufacturing Engineer Corp.	1,045	10,868
#	Seegene, Inc.	76,033	1,504,120
	Segyung Hitech Co. Ltd.	1,793	6,226
#	Sejin Heavy Industries Co. Ltd.	51,963	694,853
#	Sejong Industrial Co. Ltd.	15,140	111,827
# *	Selvas AI, Inc.	15,608	142,854
*	SELVAS Healthcare, Inc.	10,939	41,799
*	SEMCNS Co. Ltd.	13,836	90,682
	Semyung Electric Machinery Co. Ltd.	9,763	67,030
#	Seobu T&D	89,612	1,093,399
* ††	Seohee Construction Co. Ltd.	21,370	18,068
# *	Seojin System Co. Ltd.	53,663	1,413,599
# *	Seoul Auction Co. Ltd.	14,217	75,906
	Seoul City Gas Co. Ltd.	652	29,998
# *	Seoul Semiconductor Co. Ltd.	63,159	339,821
#	Seoyon Co. Ltd.	52,444	388,212
#	Seoyon E-Hwa Co. Ltd.	34,258	359,945

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
* ††	Sewon E&C Co. Ltd.	103,618	$6,551
#	SFA Engineering Corp.	35,920	838,556
# *	SFA Semicon Co. Ltd.	212,634	1,145,112
# *	SG Co. Ltd.	93,770	175,366
#	SGC Energy Co. Ltd.	10,059	151,881
*	SHIFT UP Corp.	11,181	268,959
*	Shin Heung Energy & Electronics Co. Ltd.	34,347	155,036
	Shin Young Wacoal, Inc.	2,318	25,365
	Shindaeyang Paper Co. Ltd.	4,698	38,600
#	Shinil Electronics Co. Ltd.	153,226	141,397
	Shinsegae Information & Communication Co. Ltd.	10,049	127,339
	Shinsegae International, Inc.	8,489	71,725
	Shinsegae, Inc.	17,274	3,827,008
# *	Shinsung Delta Tech Co. Ltd.	17,429	960,334
# *	Shinsung E&G Co. Ltd.	363,332	447,868
*	Shinsung ST Co. Ltd.	1,673	45,609
	Shinwon Corp.	36,733	35,845
#	Shinyoung Securities Co. Ltd.	16,684	2,038,766
*	Silicon2 Co. Ltd.	10,534	386,865
# *	SillaJen, Inc.	106,947	332,248
*	SIMMTECH Co. Ltd.	56,473	2,337,121
	SIMPAC, Inc.	12,942	44,549
	Sindoh Co. Ltd.	6,223	203,917
	SK Chemicals Co. Ltd.	25,289	1,175,282
	SK Discovery Co. Ltd.	30,555	1,226,696
# *	SK Eternix Co. Ltd.	38,974	548,135
	SK Gas Ltd.	6,987	1,127,756
# * Ω	SK IE Technology Co. Ltd.	32,513	614,469
	SK Networks Co. Ltd.	285,912	1,109,692
# *	SK oceanplant Co. Ltd.	79,243	1,035,482
	SK Securities Co. Ltd.	746,286	489,961
#	SL Corp.	48,829	1,880,288
		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	7,955	$638,069
*	SMEC Co. Ltd.	97,327	434,500
#	SNT Dynamics Co. Ltd.	39,019	1,343,792
#	SNT Holdings Co. Ltd.	24,118	906,288
#	SNT Motiv Co. Ltd.	56,229	1,368,472
#	Solid, Inc.	134,385	791,441
*	SOLUM Co. Ltd.	62,718	686,432
#	Solus Advanced Materials Co. Ltd.	11,657	65,649
#	Songwon Industrial Co. Ltd.	38,809	244,259
*	Soop Co. Ltd.	24,718	1,263,948
	Soosan Industries Co. Ltd.	8,489	145,903
#	Soulbrain Co. Ltd.	3,962	1,329,570
	Soulbrain Holdings Co. Ltd.	18,254	742,486
#	SPG Co. Ltd.	39,138	4,167,762
#	ST Pharm Co. Ltd.	17,851	1,981,353
#	STIC Investments, Inc.	123,274	998,462
	Straffic Co. Ltd.	15,157	38,211
# *	Studio Dragon Corp.	25,915	884,991
#	Suheung Co. Ltd.	15,919	238,857
# *	Sukgyung AT Co. Ltd.	7,443	302,101
	Sun Kwang Co. Ltd.	804	11,835
# *	Sung Kwang Bend Co. Ltd.	53,485	1,205,694
*	Sungshin Cement Co. Ltd.	44,933	306,609
#	Sungwoo Hitech Co. Ltd.	122,192	678,078
*	Sunjin Co. Ltd.	25,264	196,968
*	Suprema, Inc.	13,237	400,480
# *	Suresoft Technologies, Inc.	16,783	103,727
	SY Co. Ltd.	41,163	78,478
	SY Steel Tech, Inc.	5,813	14,103
*	Synergy Innovation Co. Ltd.	120,206	197,833
# *	Synopex, Inc.	265,939	1,407,669
# *	Systems Technology, Inc.	37,695	982,086
#	T&L Co. Ltd.	11,198	426,548
	Tae Kyung Industrial Co. Ltd.	33,888	110,319
#	Taekwang Industrial Co. Ltd.	595	359,496
# *	Taewoong Co. Ltd.	24,606	520,276

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taeyoung Engineering & Construction Co. Ltd.	26,790	$29,206
#	TCC Steel	28,212	332,659
# *	TechWing, Inc.	97,261	3,330,385
*	Tego Science, Inc.	1,001	10,315
#	Telechips, Inc.	28,079	303,170
*	TEMC Co. Ltd.	6,303	43,444
#	TES Co. Ltd.	45,212	2,228,673
*	TFE Co. Ltd.	3,452	92,033
*	Theragen Etex Co. Ltd.	8,233	17,039
#	TK Corp.	47,666	937,034
	TKG Huchems Co. Ltd.	52,809	732,191
#	TLB Co. Ltd.	18,038	736,151
#	Tokai Carbon Korea Co. Ltd.	16,698	2,730,975
*	Tongyang Life Insurance Co. Ltd.	68,394	326,463
*	Tongyang, Inc.	101,035	61,686
	Tonymoly Co. Ltd.	8,405	51,785
*	Toptec Co. Ltd.	17,399	58,535
#	Tovis Co. Ltd.	39,177	423,606
#	TS Corp.	140,490	271,147
	TSE Co. Ltd.	8,349	448,496
*	Tuksu Construction Co. Ltd.	4,605	21,102
*	Tway Air Co. Ltd.	13,327	12,825
#	TYM Corp.	89,222	438,438
#	UBCare Co. Ltd.	52,958	146,303
#	Ubiquoss Holdings, Inc.	32,753	245,590
	Ubiquoss, Inc.	39,775	331,564
#	Uju Electronics Co. Ltd.	15,673	342,851
*	Uni-Chem Co. Ltd.	54,491	44,716
#	Unid Co. Ltd.	12,449	688,483
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	477,776
# *	Unison Co. Ltd.	164,673	114,146
# *	UniTest, Inc.	50,562	503,551
#	Value Added Technology Co. Ltd.	26,781	383,380
#	VICTEK Co. Ltd.	42,856	117,864
* ††	Vidente Co. Ltd.	57,951	25,082
	Vieworks Co. Ltd.	29,404	576,905
# *	Vina Tech Co. Ltd.	6,726	442,582
	Vitzro Tech Co. Ltd.	4,732	35,371
# *	Vitzrocell Co. Ltd.	97,136	1,411,921
# *	VM, Inc.	21,402	442,028
# *	VT Co. Ltd.	54,440	775,358
#	Webzen, Inc.	33,485	401,318
		Shares	Value»
SOUTH KOREA — (Continued)
*	Wemade Co. Ltd.	15,760	$355,957
#	Whanin Pharmaceutical Co. Ltd.	24,458	181,876
	WiSoL Co. Ltd.	35,224	149,260
*	Won Tech Co. Ltd.	31,985	226,638
# *	Wonik Holdings Co. Ltd.	94,309	2,747,242
#	WONIK IPS Co. Ltd..	28,192	2,217,840
#	Wonik Materials Co. Ltd.	13,798	380,585
*	Wonik Pne Co. Ltd.	24,818	74,063
#	Wonik QnC Corp.	52,975	1,039,365
#	Woojin Ntec, Inc.	6,333	116,910
#	Woojin, Inc.	34,048	613,899
# *	Woori Technology Investment Co. Ltd.	101,045	591,856
# *	Woori Technology, Inc.	480,804	2,992,108
*	Woosu AMS Co. Ltd.	13,634	29,928
#	Worldex Industry & Trading Co. Ltd.	40,391	721,908
*	W-Scope Chungju Plant Co. Ltd.	23,281	154,174
	Xexymix Corp.	16,117	58,844
	Y G-1 Co. Ltd.	9,704	60,453
# *	YC Corp.	94,783	1,279,528
# *	Yest Co. Ltd.	8,144	122,240
# *	YG Entertainment, Inc.	36,027	1,864,639
# *	YG PLUS	49,962	247,512
*	YMT Co. Ltd.	3,786	29,414
#	Youlchon Chemical Co. Ltd.	35,492	667,579
#	Young Poong Corp.	5,005	224,760
	Youngone Corp.	40,434	2,553,984
#	Youngone Holdings Co. Ltd.	19,822	2,847,182
	Yuanta Securities Korea Co. Ltd.	179,635	575,280
# *	Yungjin Pharmaceutical Co. Ltd.	205,109	271,740
#	Yunsung F&C Co. Ltd.	5,466	137,875
# *	Zeus Co. Ltd.	66,051	896,168
	Zinus, Inc.	9,238	80,551
TOTAL SOUTH KOREA			434,599,524
TAIWAN — (18.2%)
	104 Corp.	1,000	7,046
	91APP, Inc.	62,000	130,239
	Abico Avy Co. Ltd.	326,918	483,862

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ability Enterprise Co. Ltd.	666,606	$1,783,293
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	780,651
	AcBel Polytech, Inc.	1,668,356	2,606,323
#	Acer E-Enabling Service Business, Inc.	20,000	130,407
#	ACES Electronic Co. Ltd.	333,822	679,216
*	Acon Holding, Inc.	583,560	133,126
#	Acter Group Corp. Ltd.	205,980	4,099,656
#	Action Electronics Co. Ltd.	688,000	230,059
#	Actron Technology Corp.	129,151	530,254
	ADATA Technology Co. Ltd.	922,243	10,438,069
	Addcn Technology Co. Ltd.	85,526	449,956
# *	Adimmune Corp.	339,000	204,994
	Adlink Technology, Inc.	4,000	7,870
#	Advanced Ceramic X Corp.	156,000	763,855
	Advanced International Multitech Co. Ltd.	384,000	862,062
*	Advanced Optoelectronic Technology, Inc.	111,000	58,576
#	Advanced Power Electronics Corp.	138,000	401,223
#	Advancetek Enterprise Co. Ltd.	1,030,519	973,016
#	Aero Win Technology Corp.	37,000	47,350
	Aerospace Industrial Development Corp.	2,123,000	3,569,840
#	AGV Products Corp.	1,432,433	481,807
	AIC, Inc.	16,934	202,413
#	Alexander Marine Co. Ltd.	46,618	273,241
#	Allied Circuit Co. Ltd.	107,845	748,989
#	Allied Supreme Corp.	80,000	610,687
	Allis Electric Co. Ltd.	550,811	2,151,722
	Alltek Technology Corp.	554,423	582,118
		Shares	Value»
TAIWAN — (Continued)
#	Alltop Technology Co. Ltd.	121,774	$958,506
#	Alpha Networks, Inc.	800,158	833,729
	Altek Corp.	803,095	993,755
#	Amazing Microelectronic Corp.	278,352	741,980
#	Ambassador Hotel	1,092,000	1,503,674
	Ampak Technology, Inc.	40,000	79,643
	Ampire Co. Ltd.	317,000	267,713
	Ample Electronic Technology Co. Ltd.	35,700	200,530
#	AMPOC Far-East Co. Ltd.	336,727	1,148,731
	AmTRAN Technology Co. Ltd.	948,394	609,567
*	Amulaire Thermal Technology, Inc.	51,017	51,564
#	Anderson Industrial Corp.	72,000	63,068
	Anji Technology Co. Ltd.	81,317	87,963
	Aopen, Inc.	51,000	83,087
#	Apac Opto Electronics, Inc.	147,000	334,689
#	Apacer Technology, Inc.	315,325	1,217,813
	APAQ Technology Co. Ltd.	484	2,517
#	Apex Biotechnology Corp.	226,483	209,374
#	Apex Dynamics, Inc.	4,000	97,602
# *	Apex International Co. Ltd.	406,749	409,288
	Apex Science & Engineering	205,255	74,488
	ARBOR Technology Corp.	88,000	115,914
	Arcadyan Technology Corp.	473,055	2,686,525
	Ardentec Corp.	1,249,274	6,291,938
#	ARES International Corp.	62,000	99,447
	Argosy Research, Inc.	185,396	917,781
	Arizon RFID Technology Cayman Co. Ltd.	9,000	30,786
#	Asia Optical Co., Inc.	741,000	3,802,822
#	Asia Polymer Corp.	1,156,996	508,526

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Tech Image, Inc.	198,000	$478,073
	ASIX Electronics Corp.	74,000	224,341
	ASROCK, Inc.	126,000	856,525
#	ATE Energy International Co. Ltd.	188,000	162,573
	Aten International Co. Ltd.	239,479	458,385
	Auden Techno Corp.	8,000	45,044
	Audix Corp.	279,600	590,195
	AURAS Technology Co. Ltd.	108,148	3,094,521
	Aurora Corp.	262,349	456,238
	Avalue Technology, Inc.	164,000	465,479
	Avermedia Technologies	36,000	44,594
#	Axiomtek Co. Ltd.	218,765	574,202
#	Azurewave Technologies, Inc.	214,000	399,021
	Bafang Yunji International Co. Ltd.	73,000	409,966
	Bank of Kaohsiung Co. Ltd.	3,611,343	1,376,005
	Basso Industry Corp.	439,900	477,941
#	BenQ Materials Corp.	556,000	343,373
# *	BES Engineering Corp.	4,468,763	1,938,035
# *	Bin Chuan Enterprise Co. Ltd.	224,070	366,999
# *	Bionime Corp.	94,909	154,470
# *	Biostar Microtech International Corp.	567,975	417,189
#	Bioteque Corp.	157,308	599,858
#	Bora Pharmaceuticals Co. Ltd.	35,000	669,263
	Brave C&H Supply Co. Ltd.	33,000	69,081
#	Bright Led Electronics Corp.	375,520	239,114
	Brighton-Best International Taiwan, Inc.	1,344,318	1,469,279
	Brillian Network & Automation Integrated System Co. Ltd.	63,008	621,971
		Shares	Value»
TAIWAN — (Continued)
	Brogent Technologies, Inc.	11,429	$37,486
	C Sun Manufacturing Ltd.	356,969	2,668,975
*	Calin Technology Co. Ltd.	51,000	49,000
*	Cameo Communications, Inc.	631,645	196,492
#	Capital Futures Corp.	338,280	551,271
	Capital Securities Corp.	5,089,501	4,777,958
# *	Career Technology MFG. Co. Ltd.	370,003	191,020
	Castles Technology Co. Ltd.	164,651	296,548
#	Caswell, Inc.	89,000	237,897
	Cathay Chemical Works	39,000	59,476
	Cathay Consolidated, Inc.	28,598	84,575
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,129,250
# *	CCP Contact Probes Co. Ltd.	263,978	496,527
#	Celxpert Energy Corp.	244,919	290,933
	Cenra, Inc.	419,500	452,071
#	Center Laboratories, Inc.	1,604,439	2,044,507
	Central Reinsurance Co. Ltd.	832,905	704,042
#	Century Iron & Steel Industrial Co. Ltd.	324,000	1,391,626
*	ChainQui Construction Development Co. Ltd.	363,080	169,696
	Chaintech Technology Corp.	20,000	18,057
	Champion Building Materials Co. Ltd.	586,465	166,614
#	Champion Microelectronic Corp.	51,000	106,266
#	Chang Wah Electromaterials, Inc.	1,217,350	1,774,353
#	Chang Wah Technology Co. Ltd.	1,084,425	1,983,709

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co. Ltd.	623,000	$1,235,709
	Chant Sincere Co. Ltd.	21,000	33,927
	Charoen Pokphand Enterprise	586,483	2,764,791
#	CHC Healthcare Group	293,000	315,260
#	CHC Resources Corp.	346,282	770,844
#	Chen Full International Co. Ltd.	342,000	443,416
	Chenbro Micom Co. Ltd.	135,000	3,852,511
#	Chenfull Precision Co. Ltd.	29,000	100,937
	Cheng Fwa Industrial Co. Ltd.	20,000	12,411
	Cheng Loong Corp.	2,720,383	1,529,573
# *	Cheng Mei Materials Technology Corp.	801,524	339,144
#	Cheng Uei Precision Industry Co. Ltd.	751,331	923,713
#	Chenming Electronic Technology Corp.	287,437	1,022,222
	Chia Chang Co. Ltd.	378,000	450,042
#	Chia Hsin Cement Corp.	1,760,643	793,348
	Chicony Power Technology Co. Ltd.	408,454	1,047,909
	Chief Telecom, Inc.	64,900	660,847
	Chien Kuo Construction Co. Ltd.	324,999	333,686
	Chien Shing Harbour Service Co. Ltd.	23,000	31,469
	China Bills Finance Corp.	2,443,000	1,261,812
	China Ecotek Corp.	145,000	240,014
#	China Electric Manufacturing Corp.	595,959	246,136
#	China General Plastics Corp.	1,397,461	551,535
#	China Glaze Co. Ltd.	235,002	185,115
# *	China Man-Made Fiber Corp.	3,001,390	669,304
#	China Metal Products	816,603	631,306
#	China Motor Corp.	472,600	831,314
		Shares	Value»
TAIWAN — (Continued)
*	China Petrochemical Development Corp.	5,768,673	$1,460,630
#	China Steel Chemical Corp.	362,554	852,658
	China Steel Structure Co. Ltd.	282,000	385,309
#	China Wire & Cable Co. Ltd.	252,160	328,119
#	Chinese Maritime Transport Ltd.	266,594	521,906
	Ching Feng Home Fashions Co. Ltd.	312,360	196,968
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,459,882
#	Chipbond Technology Corp.	2,027,000	3,517,249
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	2,879,473
	Chlitina Holding Ltd.	104,191	341,203
	Chong Hong Construction Co. Ltd.	627,666	1,540,826
	Chun YU Works & Co. Ltd.	526,050	291,858
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,237,024
# *	Chung Hung Steel Corp.	498,979	313,128
	Chung Hwa Food Industrial Co. Ltd.	129,288	322,668
# *	Chung Hwa Pulp Corp.	1,310,405	514,090
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	5,213,850
	Chyang Sheng Texing Co. Ltd.	304,000	168,087
#	Cleanaway Co. Ltd. (8422 TT)	2,180,000	2,547,248
	Clevo Co.	1,450,200	1,709,295
#	CMC Magnetics Corp.	2,455,108	835,386
#	C-Media Electronics, Inc.	124,000	158,051
#	CoAsia Electronics Corp.	151,827	365,947
	Complex Micro Interconnection Co. Ltd.	64,000	75,696
	Compucase Enterprise	41,000	94,163

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Concord International Securities Co. Ltd.	478,816	$363,567
#	Concord Securities Co. Ltd.	1,895,118	1,003,129
#	Continental Holdings Corp.	1,287,320	925,628
#	Contrel Technology Co. Ltd.	480,000	805,616
	Coremax Corp.	266,639	571,367
#	Coretronic Corp.	965,200	2,673,397
#	Co-Tech Development Corp.	624,533	5,186,409
#	Crowell Development Corp.	186,900	162,549
#	CTCI Corp.	1,425,465	1,396,207
	CTI Traffic Industries Co. Ltd.	6,400	17,713
	Cub Elecparts, Inc.	15,000	43,921
#	CviLux Corp.	185,334	503,374
#	Cyberlink Corp.	127,000	335,129
#	CyberPower Systems, Inc.	213,650	1,226,988
# *	CyberTAN Technology, Inc.	972,779	795,318
	Cystech Electronics Corp.	15,750	42,634
	DA CIN Construction Co. Ltd.	881,368	1,925,125
	Dafeng TV Ltd.	304,870	466,698
#	Dah San Electric Wire & Cable Co. Ltd.	145,880	227,983
	Da-Li Development Co. Ltd.	1,501,581	2,235,286
#	Darfon Electronics Corp.	658,550	648,180
#	Darwin Precisions Corp.	490,771	198,840
#	Daxin Materials Corp.	179,200	1,863,778
	De Licacy Industrial Co. Ltd.	256,803	91,611
	Delpha Construction Co. Ltd.	128,000	106,619
	Depo Auto Parts Ind Co. Ltd.	302,000	1,443,292
*	DER PAO Construction	130,449	0
	DFI, Inc.	8,000	15,126
#	Dimerco Data System Corp.	208,612	733,680
	Dimerco Express Corp.	453,945	1,136,059
		Shares	Value»
TAIWAN — (Continued)
#	D-Link Corp.	1,169,855	$582,786
	Donpon Precision, Inc.	96,600	150,491
	Dr. Wu Skincare Co. Ltd.	57,000	212,570
	Draytek Corp.	145,000	128,462
	Drewloong Precision, Inc.	44,412	204,181
#	Dynamic Holding Co. Ltd.	745,160	3,334,612
#	Dynapack International Technology Corp.	433,000	4,595,290
#	Eastech Holding Ltd.	106,000	328,052
	Eastern Media International Corp.	640,353	416,287
#	ECOVE Environment Corp.	113,000	1,060,509
#	Edimax Technology Co. Ltd.	599,108	341,019
	Edison Opto Corp.	204,749	124,853
# *	Edom Technology Co. Ltd.	732,964	906,350
	eGalax_eMPIA Technology, Inc.	127,777	179,851
# *	Egis Technology, Inc.	110,000	395,260
#	Elan Microelectronics Corp.	898,400	3,321,319
	E-Lead Electronic Co. Ltd.	148,873	237,655
	E-LIFE MALL Corp.	295,000	575,397
#	Elite Advanced Laser Corp.	418,226	3,300,109
	Elite Semiconductor Microelectronics Technology, Inc.	381,200	2,316,025
#	Elitegroup Computer Systems Co. Ltd.	786,254	667,484
#	Emerging Display Technologies Corp.	462,000	343,087
	Ennoconn Corp.	204,938	1,832,421
#	Ennostar, Inc.	1,372,462	1,521,432
	EnTie Commercial Bank Co. Ltd.	1,631,603	692,905
	EOI Investment Holdings Co. Ltd.	269,000	149,645
# *	Epileds Technologies, Inc.	108,000	79,527
	Eson Precision Ind Co. Ltd.	272,000	724,671
	Eternal Materials Co. Ltd.	2,656,985	5,161,754

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Eurocharm Holdings Co. Ltd.	102,000	$452,658
#	Ever Supreme Bio Technology Co. Ltd.	139,225	682,564
*	Everest Textile Co. Ltd.	610,762	128,976
#	Evergreen Aviation Technologies Corp.	171,000	870,809
	Evergreen International Storage & Transport Corp.	795,000	1,421,635
	EVERGREEN Steel Corp.	421,000	1,368,254
#	Everlight Chemical Industrial Corp.	1,420,606	935,074
	Everlight Electronics Co. Ltd.	1,212,000	2,134,682
	Evertop Wire Cable Corp.	197,000	180,782
#	Excelsior Medical Co. Ltd.	469,988	1,174,558
#	Far Eastern Department Stores Ltd.	2,910,000	2,030,448
	Far Eastern International Bank	8,657,051	3,431,402
	Faraday Technology Corp.	132,000	691,599
	Farglory F T Z Investment Holding Co. Ltd.	445,709	653,222
	Farglory Land Development Co. Ltd.	657,000	1,384,707
# *	Federal Corp.	1,194,238	768,760
	Feedback Technology Corp.	102,222	442,015
	Feng Hsin Steel Co. Ltd.	1,632,100	3,352,449
#	FineTek Co. Ltd.	54,557	185,793
#	Firich Enterprises Co. Ltd.	530,514	398,093
	First Copper Technology Co. Ltd.	111,000	174,965
	First Hotel	606,350	246,985
#	First Insurance Co. Ltd.	900,179	773,280
*	First Steamship Co. Ltd.	1,741,612	304,954
#	FIT Holding Co. Ltd.	206,456	169,261
	Fitipower Integrated Technology, Inc.	89,350	414,737
		Shares	Value»
TAIWAN — (Continued)
# *	Fittech Co. Ltd.	53,785	$198,006
*	FLEXium Interconnect, Inc.	736,087	1,385,780
#	Flytech Technology Co. Ltd.	353,309	1,025,006
#	FocalTech Systems Co. Ltd.	183,000	309,713
#	Forcecon Tech Co. Ltd.	198,685	530,179
	Forest Water Environment Engineering Co. Ltd.	45,408	52,744
#	Formosa Advanced Technologies Co. Ltd.	514,000	1,273,213
	Formosa International Hotels Corp.	161,329	960,440
	Formosa Laboratories, Inc.	213,089	388,884
	Formosa Oilseed Processing Co. Ltd.	246,548	222,155
#	Formosa Optical Technology Co. Ltd.	128,000	398,076
#	Formosa Sumco Technology Corp.	62,000	274,598
	Formosa Taffeta Co. Ltd.	415,000	218,315
#	Formosan Rubber Group, Inc.	644,956	511,814
#	Formosan Union Chemical Corp.	746,733	402,609
	Founding Construction & Development Co. Ltd.	406,623	183,781
#	Foxsemicon Integrated Technology, Inc.	248,027	2,203,103
	Froch Enterprise Co. Ltd.	581,189	320,441
#	FSP Technology, Inc.	543,427	888,893
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	122,953
#	Fu Hua Innovation Co. Ltd.	1,044,627	558,483
#	Fulgent Sun International Holding Co. Ltd.	453,958	1,356,040

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	205,600	$156,021
*	Fulltech Fiber Glass Corp.	1,575,312	4,561,938
#	Fusheng Precision Co. Ltd.	256,000	2,178,726
	Fwusow Industry Co. Ltd.	627,943	269,511
#	G Shank Enterprise Co. Ltd.	478,474	1,260,686
	Gallant Micro Machining Co. Ltd.	2,000	50,590
#	Gamania Digital Entertainment Co. Ltd.	276,000	441,445
# *	GCS Holdings, Inc.	270,959	1,992,345
	GEM Services, Inc.	142,570	354,889
#	Gemtek Technology Corp.	952,219	859,225
	Generalplus Technology, Inc.	174,000	222,224
#	Genesys Logic, Inc.	193,000	611,199
	Genius Electronic Optical Co. Ltd.	151,917	2,174,009
	GeoVision, Inc.	59,725	90,550
	Getac Holdings Corp.	493,360	1,760,147
	GFC Ltd.	229,600	809,043
	Giant Manufacturing Co. Ltd.	85,000	240,732
*	Giantplus Technology Co. Ltd.	636,900	239,934
*	Gigasolar Materials Corp.	9,400	35,144
# *	Gigastorage Corp.	764,965	673,174
	Global Brands Manufacture Ltd.	895,061	3,051,309
#	Global Lighting Technologies, Inc.	284,000	358,425
	Global Mixed Mode Technology, Inc.	222,000	1,700,819
	Global PMX Co. Ltd.	128,000	459,473
	Globe Union Industrial Corp.	240,230	76,938
#	Gloria Material Technology Corp.	1,210,547	1,309,797
	GMI Technology, Inc.	42,573	53,475
#	Golden Long Teng Development Co. Ltd.	107,000	98,796
	Goldsun Building Materials Co. Ltd.	2,513,587	2,811,679
		Shares	Value»
TAIWAN — (Continued)
	Good Finance Securities Co. Ltd.	17,000	$17,019
#	Good Will Instrument Co. Ltd.	238,869	376,302
#	Gordon Auto Body Parts	315,000	338,758
	Gourmet Master Co. Ltd.	43,000	101,866
	Grand Fortune Securities Co. Ltd.	878,683	419,503
# *	Grand Pacific Petrochemical	2,491,280	1,066,779
	Grand Process Technology Corp.	79,000	4,140,376
	GrandTech CG Systems, Inc.	189,797	269,796
	Grape King Bio Ltd.	408,000	1,568,251
	Great China Metal Industry	483,000	308,706
#	Great Taipei Gas Co. Ltd.	1,444,000	1,370,663
#	Great Tree Pharmacy Co. Ltd.	157,583	478,022
#	Great Wall Enterprise Co. Ltd.	2,215,001	3,579,835
#	Greatek Electronics, Inc.	938,000	2,662,286
#	Green World FinTech Service Co. Ltd.	167,000	281,586
#	Group Up Industrial Co. Ltd.	98,000	860,769
	GTM Holdings Corp.	431,150	449,039
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,656,190
	Hannstar Board Corp.	870,277	2,681,611
# *	HannStar Display Corp.	3,921,505	1,032,353
*	HannsTouch Holdings Co.	1,131,782	331,659
#	Hanpin Electron Co. Ltd.	170,000	247,072
# *	Harvatek Corp.	513,949	335,536
	Heran Co. Ltd.	36,000	69,267
#	Hey Song Corp.	1,353,750	1,593,102
	Hi-Clearance, Inc.	100,290	435,302
#	Highlight Tech Corp.	257,024	361,086
	Hi-Lai Foods Co. Ltd.	20,000	100,307
#	HIM International Music, Inc.	64,710	192,836

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
# *	Hitron Technology, Inc.	447,557	$423,280
	Hiwin Technologies Corp.	94,000	736,711
	Hiyes International Co. Ltd.	43,667	106,396
	Ho Tung Chemical Corp.	2,214,684	638,401
#	Hocheng Corp.	783,734	459,058
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	236,899
#	Holiday Entertainment Co. Ltd.	162,430	307,787
# *	Holtek Semiconductor, Inc.	531,000	785,973
	Holy Stone Enterprise Co. Ltd.	532,655	1,753,679
#	Hong Pu Real Estate Development Co. Ltd.	687,185	490,255
	Hong TAI Electric Industrial	794,000	910,908
	Hong YI Fiber Industry Co.	75,652	28,320
#	Horizon Securities Co. Ltd.	1,136,320	507,989
#	Hota Industrial Manufacturing Co. Ltd.	531,299	1,034,364
#	Hotai Finance Co. Ltd.	86,000	165,235
#	Hsin Kuang Steel Co. Ltd.	255,000	319,159
	Hsin Yung Chien Co. Ltd.	157,255	445,234
	Hsing TA Cement Co.	488,162	239,260
# *	HTC Corp.	1,575,000	2,216,411
#	Hu Lane Associate, Inc.	270,931	1,000,918
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,332,066
#	Huaku Development Co. Ltd.	909,196	3,063,269
#	Huang Hsiang Construction Corp.	231,922	273,279
#	Hung Ching Development & Construction Co. Ltd.	598,000	547,777
		Shares	Value»
TAIWAN — (Continued)
#	Hung Sheng Construction Ltd.	765,251	$487,315
	Huxen Corp.	119,244	175,568
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	339,519
#	Hwacom Systems, Inc.	234,000	442,857
#	Hwang Chang General Contractor Co. Ltd.	527,303	1,087,553
	IBF Financial Holdings Co. Ltd.	9,211,827	4,877,617
#	Ichia Technologies, Inc.	673,000	1,119,467
#	I-Chiun Precision Industry Co. Ltd.	129,000	520,028
#	IEI Integration Corp.	290,832	587,024
#	Infortrend Technology, Inc.	695,163	764,369
	Info-Tek Corp.	203,000	207,174
#	Ingentec Corp.	61,009	773,744
	Innodisk Corp.	236,022	5,909,179
#	Inpaq Technology Co. Ltd.	291,524	776,131
#	Insyde Software Corp.	107,400	690,664
	Intai Technology Corp.	112,400	330,806
#	Integrated Service Technology, Inc.	243,091	1,041,452
*	IntelliEPI, Inc.	13,000	161,309
	Interactive Digital Technologies, Inc.	36,000	90,157
# *	International CSRC Investment Holdings Co.	849,363	320,240
#	Iron Force Industrial Co. Ltd.	112,786	343,034
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	725,591
	ITE Technology, Inc.	446,095	1,692,987
#	ITEQ Corp.	689,040	2,309,199
#	Jarllytec Co. Ltd.	168,100	474,452
#	Jean Co. Ltd.	332,029	223,344
#	Jetwell Computer Co. Ltd.	17,920	94,287
	Jia Wei Lifestyle, Inc.	19,950	21,995
	Jih Lin Technology Co. Ltd.	22,000	37,854
	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	465,820
#	Johnson Health Tech Co. Ltd.	158,000	737,467

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	JPC connectivity, Inc.	269,925	$1,204,060
#	JPP Holding Co. Ltd.	21,001	173,394
#	K Laser Technology, Inc.	351,000	182,551
#	Kaimei Electronic Corp.	269,183	772,536
	Kaori Heat Treatment Co. Ltd.	225,197	5,231,175
	Kedge Construction Co. Ltd.	44,663	122,136
#	KEE TAI Properties Co. Ltd.	1,031,885	353,310
	Kenda Rubber Industrial Co. Ltd.	939,155	588,584
#	Kerry TJ Logistics Co. Ltd.	732,000	759,061
#	Keystone Microtech Corp.	48,000	873,018
#	KHGEARS International Ltd.	50,000	295,067
	Kindom Development Co. Ltd.	1,327,590	1,301,059
	King Chou Marine Technology Co. Ltd.	168,920	279,050
	King Polytechnic Engineering Co. Ltd.	111,300	188,589
# *	King's Town Construction Co. Ltd.	333,074	437,048
#	Kinik Co.	306,000	3,902,546
# *	Kinko Optical Co. Ltd.	344,103	707,376
	Kinpo Electronics	3,476,157	2,890,714
	Kinsus Interconnect Technology Corp.	706,000	5,607,496
#	KMC Kuei Meng International, Inc.	116,253	334,350
#	KNH Enterprise Co. Ltd.	358,020	193,645
#	KS Terminals, Inc.	389,482	584,109
#	Kung Long Batteries Industrial Co. Ltd.	244,000	957,054
*	Kung Sing Engineering Corp.	1,126,290	756,371
	Kuo Toong International Co. Ltd.	662,648	1,081,793
*	Kuo Yang Construction Co. Ltd.	459,899	270,191
		Shares	Value»
TAIWAN — (Continued)
	Kwong Fong Industries Corp.	313,691	$116,805
	Kwong Lung Enterprise Co. Ltd.	316,000	494,264
	L&K Engineering Co. Ltd.	269,580	4,867,543
#	La Kaffa International Co. Ltd.	56,701	121,460
*	LAN FA Textile	680,933	256,597
#	Lanner Electronics, Inc.	295,650	632,257
#	Laser Tek Taiwan Co. Ltd.	240,128	411,845
*	Leader Electronics, Inc.	202,499	65,134
*	Lealea Enterprise Co. Ltd.	1,621,967	336,344
	LEE CHI Enterprises Co. Ltd.	388,000	149,440
#	Lelon Electronics Corp.	317,327	1,081,323
#	Lemtech Holdings Co. Ltd.	91,407	257,338
	Leo Systems, Inc.	76,000	72,229
*	Leofoo Development Co. Ltd.	130,278	67,673
*	Li Peng Enterprise Co. Ltd.	1,378,897	241,183
#	Lian HWA Food Corp.	408,294	1,216,343
#	Lingsen Precision Industries Ltd.	1,105,506	952,510
	Lintes Technology Co. Ltd.	12,573	51,979
	Lion Travel Service Co. Ltd.	142,000	760,586
#	Liton Technology Corp.	106,000	161,078
*	Long Bon International Co. Ltd.	393,274	186,223
#	Long Da Construction & Development Corp.	119,000	116,386
# *	Longchen Paper & Packaging Co. Ltd.	1,664,637	525,899
	Longwell Co.	396,000	1,959,840
	Loop Telecommunication International, Inc.	35,000	76,595

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lotus Pharmaceutical Co. Ltd.	82,000	$938,502
	Lucky Cement Corp.	540,000	256,817
	Lumax International Corp. Ltd.	303,832	1,148,312
# *	Lung Yen Life Service Corp.	310,000	495,015
	Lungteh Shipbuilding Co. Ltd.	100,800	458,879
	Macauto Industrial Co. Ltd.	29,000	51,071
	Macroblock, Inc.	26,000	45,770
*	Macronix International Co. Ltd.	4,341,000	12,488,406
	MacroWell OMG Digital Entertainment Co. Ltd.	15,000	37,018
	Makalot Industrial Co. Ltd.	106,000	1,024,700
#	Marketech International Corp.	227,000	2,018,795
#	Materials Analysis Technology, Inc.	161,320	1,037,306
	Maxigen Biotech, Inc.	48,600	71,412
#	Mayer Steel Pipe Corp.	621,080	480,961
	Maywufa Co. Ltd.	69,322	48,226
*	Mechema Chemicals International Corp.	67,000	141,102
#	Megaforce Co. Ltd.	107,000	129,205
	Meiloon Industrial Co.	263,184	205,674
#	Mercuries & Associates Holding Ltd.	1,697,367	805,367
*	Mercuries Life Insurance Co. Ltd.	4,102,511	1,019,051
	Merry Electronics Co. Ltd.	543,801	1,712,601
#	METAAGE Corp.	81,000	113,175
# *	Microbio Co. Ltd.	234,897	149,669
#	Mildef Crete, Inc.	183,000	571,766
#	Mitac Holdings Corp.	2,023,909	5,033,263
*	Mobiletron Electronics Co. Ltd.	115,800	114,892
#	momo.com, Inc.	38,000	226,711
		Shares	Value»
TAIWAN — (Continued)
# *	MOSA Industrial Corp.	200,170	$102,852
#	Mosel Vitelic, Inc.	112,000	115,166
#	Motech Industries, Inc.	253,000	187,182
	MPI Corp.	131,000	10,352,791
	MSSCORPS Co. Ltd.	101,534	564,289
	Nak Sealing Technologies Corp.	173,954	624,521
#	Namchow Holdings Co. Ltd.	565,000	673,725
	Nan Juen International Co. Ltd.	2,000	18,460
#	Nan Kang Rubber Tire Co. Ltd.	112,135	126,669
#	Nan Pao Resins Chemical Co. Ltd.	71,000	697,596
	Nang Kuang Pharmaceutical Co. Ltd.	122,000	141,442
#	Nantex Industry Co. Ltd.	927,606	696,598
#	National Aerospace Fasteners Corp.	81,892	280,385
#	National Petroleum Co. Ltd.	227,824	414,509
#	Netronix, Inc.	209,000	709,378
*	New Asia Construction & Development Corp.	265,000	122,448
	New Best Wire Industrial Co. Ltd.	168,600	165,334
# *	Newmax Technology Co. Ltd.	99,000	107,432
#	Nichidenbo Corp.	604,417	1,770,069
	Nidec Chaun-Choung Technology Corp.	110,000	421,801
#	Niko Semiconductor Co. Ltd.	279,175	430,877
#	Nishoku Technology, Inc.	132,400	477,363
	North-Star International Co. Ltd.	22,000	16,945
#	Nova Technology Corp.	84,000	515,383
#	Nuvoton Technology Corp.	170,000	334,158
	O-Bank Co. Ltd.	2,657,071	770,476
#	Ocean Plastics Co. Ltd.	764,200	807,866

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Optimax Technology Corp.	120,000	$94,246
	Orient Semiconductor Electronics Ltd.	1,061,599	1,935,845
*	Oriental Union Chemical Corp.	284,267	119,687
	O-TA Precision Industry Co. Ltd.	216,227	490,226
	Pacific Construction Co.	768,921	220,402
#	Pacific Hospital Supply Co. Ltd.	255,209	661,496
#	Paiho Shih Holdings Corp.	528,738	386,385
#	Pan German Universal Motors Ltd.	36,000	310,604
	Pan Jit International, Inc.	948,486	2,702,492
#	Pan-International Industrial Corp.	1,267,747	2,063,733
#	Panion & BF Biotech, Inc.	129,449	268,229
	Parade Technologies Ltd.	51,000	852,876
#	Parpro Corp.	208,000	417,231
#	PCL Technologies, Inc.	196,400	794,356
#	P-Duke Technology Co. Ltd.	214,633	703,766
	Pegavision Corp.	36,913	339,212
	PharmaEngine, Inc.	88,000	186,106
	Phoenix Silicon International Corp.	370,293	1,968,028
#	Phoenix Tours International, Inc.	120,120	191,988
*	Phytohealth Corp.	127,000	56,638
#	Pixart Imaging, Inc.	442,150	2,789,566
	Planet Technology Corp.	160,000	629,149
	Plastron Precision Co. Ltd.	291,460	135,406
	Podak Co. Ltd.	36,000	53,723
	Polytronics Technology Corp.	165,124	210,611
#	Posiflex Technology, Inc.	118,457	668,152
#	Power Wind Health Industry, Inc.	110,314	496,458
*	Powerchip Semiconductor Manufacturing Corp.	101,000	216,702
	Poya International Co. Ltd.	154,855	1,947,650
		Shares	Value»
TAIWAN — (Continued)
#	President Securities Corp.	3,057,112	$2,838,694
#	Primax Electronics Ltd.	1,199,000	2,990,629
#	Prince Housing & Development Corp.	2,054,644	549,185
#	Pro Hawk Corp.	50,000	275,390
	Progate Group Corp.	14,589	65,726
	Promate Electronic Co. Ltd.	746,390	1,035,257
#	Prosperity Dielectrics Co. Ltd.	312,559	676,999
#	PSS Co. Ltd.	28,000	124,469
#	QST International Corp.	186,099	258,474
#	Qualipoly Chemical Corp.	273,048	1,327,710
	Quang Viet Enterprise Co. Ltd.	56,231	122,005
#	Quanta Storage, Inc.	548,000	1,836,016
*	Quintain Steel Co. Ltd.	902,039	258,387
	Radiant Opto-Electronics Corp.	376,000	1,452,689
	Radium Life Tech Co. Ltd.	1,360,794	462,169
#	Rafael Microelectronics, Inc.	27,821	129,680
#	Raydium Semiconductor Corp.	100,000	733,417
#	Rechi Precision Co. Ltd.	805,181	649,958
	Rexon Industrial Corp. Ltd.	81,000	68,015
	Rich Development Co. Ltd.	846,137	212,858
	Richmond International Travel & Tours Co. Ltd.	18,500	46,246
*	Ritek Corp.	1,508,867	648,946
	Ruentex Engineering & Construction Co.	326,227	1,734,330
#	Ruentex Industries Ltd.	294,000	470,375
#	Sakura Development Co. Ltd.	558,195	835,752
#	Sampo Corp.	1,267,861	970,069

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Fang Chemical Industry Co. Ltd.	654,647	$654,857
#	San Fu Chemical Co. Ltd.	73,000	287,485
#	San Shing Fastech Corp.	363,875	694,823
#	Sanyang Motor Co. Ltd.	422,000	800,958
#	Savior Lifetec Corp.	576,000	378,068
	SCI Pharmtech, Inc.	24,982	40,998
#	Scientech Corp.	159,000	1,634,325
#	ScinoPharm Taiwan Ltd.	296,000	230,381
#	SciVision Biotech, Inc.	63,000	155,960
#	SDI Corp.	398,000	1,109,618
	Sea Sonic Electronics Co. Ltd.	81,000	165,956
	Senao International Co. Ltd.	300,541	275,791
#	Senao Networks, Inc.	72,207	308,201
#	Sensortek Technology Corp.	46,000	267,895
	Sercomm Corp.	818,000	2,210,983
	Sesoda Corp.	616,803	652,518
	Sharehope Medicine Co. Ltd.	211,755	160,308
	Sheng Yu Steel Co. Ltd.	245,980	170,682
#	ShenMao Technology, Inc.	332,891	1,177,718
#	Shieh Yih Machinery Industry Co. Ltd.	205,000	237,571
#	Shih Her Technologies, Inc.	162,880	918,786
*	Shih Wei Navigation Co. Ltd.	143,842	80,656
	Shin Hai Gas Corp.	1,245	1,954
	Shin Hsiung Natural Gas Co. Ltd.	26,303	34,936
#	Shin Ruenn Development Co. Ltd.	283,523	422,816
#	Shin Zu Shing Co. Ltd.	519,942	3,435,097
*	Shining Building Business Co. Ltd.	862,814	246,708
	Shinkong Insurance Co. Ltd.	666,131	2,376,695
#	Shinkong Synthetic Fibers Corp.	3,978,395	1,881,618
#	Shinkong Textile Co. Ltd.	764,542	1,802,466
	Shiny Chemical Industrial Co. Ltd.	458,360	2,074,913
		Shares	Value»
TAIWAN — (Continued)
# *	Shuttle, Inc.	978,152	$501,800
	Sigurd Microelectronics Corp.	1,421,907	5,829,382
#	Silergy Corp.	54,000	476,662
#	Silicon Integrated Systems Corp.	838,400	1,400,163
*	Silicon Optronics, Inc.	15,000	31,323
	Sincere Navigation Corp.	737,139	680,599
	Sinmag Equipment Corp.	158,056	650,155
	Sino-American Silicon Products, Inc.	341,000	1,291,724
	Sinon Corp.	1,334,510	1,923,118
	SinoPac Financial Holdings Co. Ltd.	1,818,017	1,646,731
	Sinphar Pharmaceutical Co. Ltd.	316,469	312,790
	Sinyi Realty, Inc.	786,660	548,183
	Sitronix Technology Corp.	351,879	2,170,281
#	Siward Crystal Technology Co. Ltd.	491,000	435,263
	Sixxon Tech Co. Ltd.	3,000	13,742
*	Skardin Industrial Corp.	7,000	8,508
#	Soft-World International Corp.	234,000	756,570
	Solar Applied Materials Technology Corp.	1,527,372	3,080,645
#	Solteam, Inc.	233,607	370,358
	Song Shang Electronics Co. Ltd.	59,000	39,472
#	Sonix Technology Co. Ltd.	319,000	367,579
	Southeast Cement Co. Ltd.	579,700	298,858
#	Speed Tech Corp.	321,000	370,332
	Sporton International, Inc.	246,231	1,363,917
	Sports Gear Co. Ltd.	71,000	227,437
	St. Shine Optical Co. Ltd.	23,000	82,530
#	Standard Chemical & Pharmaceutical Co. Ltd.	281,571	546,189

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Standard Foods Corp.	583,000	$536,369
#	Stark Technology, Inc.	329,688	1,444,185
*	Starlux Airlines Co. Ltd.	237,000	172,848
#	S-Tech Corp.	341,032	267,969
	Sun Max Tech Ltd.	17,805	37,525
*	Sun Yad Construction Co. Ltd.	271,329	119,313
*	Sunko INK Co. Ltd.	50,400	27,894
	SunMax Biotechnology Co. Ltd.	96,000	1,182,547
#	Sunny Friend Environmental Technology Co. Ltd.	122,998	299,402
	Sunonwealth Electric Machine Industry Co. Ltd.	643,487	2,894,040
#	Sunplus Innovation Technology, Inc.	33,880	130,064
# *	Sunplus Technology Co. Ltd.	1,577,000	1,096,955
	Sunrex Technology Corp.	308,612	368,228
	Sunspring Metal Corp.	129,069	90,591
	Superalloy Industrial Co. Ltd.	62,000	90,265
#	Supreme Electronics Co. Ltd.	1,646,184	4,373,392
#	Swancor Holding Co. Ltd.	108,000	396,938
	Sweeten Real Estate Development Co. Ltd.	826,504	674,307
#	Symtek Automation Asia Co. Ltd.	188,646	871,085
#	Syncmold Enterprise Corp.	294,750	636,495
#	Synmosa Biopharma Corp.	770,304	792,147
#	Syscom Computer Engineering Co.	54,000	95,294
#	Systex Corp.	475,388	1,745,216
#	T3EX Global Holdings Corp.	264,000	544,579
	Ta Ya Electric Wire & Cable	1,756,020	2,310,096
	Tah Hsin Industrial Corp.	216,092	440,197
#	TA-I Technology Co. Ltd.	377,788	781,919
		Shares	Value»
TAIWAN — (Continued)
#	Tai Tung Communication Co. Ltd.	300,582	$197,159
	Taichung Commercial Bank Co. Ltd.	8,294,408	5,266,920
	TaiDoc Technology Corp.	185,470	789,647
#	Taiflex Scientific Co. Ltd.	659,564	1,822,442
#	Taimide Tech, Inc.	316,262	620,693
#	Tainan Enterprises Co. Ltd.	238,370	194,666
#	Tainan Spinning Co. Ltd.	3,551,044	1,531,729
#	Tai-Saw Technology Co. Ltd.	218,120	207,816
#	TaiSol Electronics Co. Ltd.	129,000	207,980
#	Taisun Enterprise Co. Ltd.	363,648	210,761
#	Taita Chemical Co. Ltd.	838,828	323,819
#	TAI-TECH Advanced Electronics Co. Ltd.	147,000	721,325
	Taiwan Acceptance Corp.	220,100	543,336
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	423,707
#	Taiwan Cogeneration Corp.	1,180,845	1,618,466
#	Taiwan FamilyMart Co. Ltd.	45,000	271,672
#	Taiwan Fertilizer Co. Ltd.	818,000	1,201,842
	Taiwan Fire & Marine Insurance Co. Ltd.	672,936	1,047,515
#	Taiwan FU Hsing Industrial Co. Ltd.	460,000	699,586
# *	Taiwan Glass Industry Corp.	1,870,000	2,826,139
#	Taiwan Hon Chuan Enterprise Co. Ltd.	890,159	3,380,781
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	694,377
††	Taiwan Land Development Corp.	2,845,991	45,444
	Taiwan Line Tek Electronic	148,510	114,490

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Mask Corp.	215,000	$266,232
	Taiwan Navigation Co. Ltd.	730,777	719,695
	Taiwan Paiho Ltd.	841,287	1,331,549
	Taiwan PCB Techvest Co. Ltd.	578,238	647,667
#	Taiwan Sakura Corp.	697,803	1,844,138
#	Taiwan Sanyo Electric Co. Ltd.	426,400	465,347
	Taiwan Secom Co. Ltd.	299,000	1,011,810
#	Taiwan Semiconductor Co. Ltd.	665,000	1,336,828
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,588,794
	Taiwan Steel Union Co. Ltd.	20,000	67,854
# *	Taiwan Styrene Monomer	970,209	274,244
	Taiwan Surface Mounting Technology Corp.	847,388	2,471,911
#	Taiwan Taxi Co. Ltd.	85,888	342,524
*	Taiwan TEA Corp.	1,282,897	532,319
#	Taiwan Union Technology Corp.	461,000	7,291,464
# *	Taiwan-Asia Semiconductor Corp.	1,077,804	870,676
	Taiyen Biotech Co. Ltd.	383,883	384,509
#	Tatung Co. Ltd.	1,238,000	1,518,469
*	TBI Motion Technology Co. Ltd.	60,000	90,813
	TCI Co. Ltd.	234,746	1,136,731
	Te Chang Construction Co. Ltd.	258,206	553,325
	Tehmag Foods Corp.	116,380	1,034,187
	Ten Ren Tea Co. Ltd.	134,980	137,362
	Test Research, Inc.	489,820	2,781,168
	Test Rite International Co. Ltd.	417,495	268,723
*	Thermaltake Technology Co. Ltd.	35,000	34,741
#	Thinking Electronic Industrial Co. Ltd.	222,204	1,169,235
	Thye Ming Industrial Co. Ltd.	253,266	567,252
		Shares	Value»
TAIWAN — (Continued)
	Tofu Restaurant Co. Ltd.	6,000	$39,384
	Ton Yi Industrial Corp.	2,240,644	1,270,075
	Tong Hsing Electronic Industries Ltd.	418,681	1,854,413
	Tong Yang Industry Co. Ltd.	1,038,741	3,600,123
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	498,673
	Top Union Electronics Corp.	236,147	219,109
	Topco Scientific Co. Ltd.	494,356	5,019,063
	Topco Technologies Corp.	104,720	206,918
	Topkey Corp.	222,000	1,115,712
#	Topoint Technology Co. Ltd.	435,691	2,790,344
#	TPK Holding Co. Ltd.	714,000	876,463
	Trade-Van Information Services Co.	255,000	770,193
#	Transcend Information, Inc.	335,000	2,788,970
	Transcom, Inc.	160,023	694,264
#	Trusval Technology Co. Ltd.	67,221	516,737
	TSC Auto ID Technology Co. Ltd.	104,296	641,277
# *	TSEC Corp.	48,584	59,601
	TSRC Corp.	191,200	92,306
	Ttet Union Corp.	153,000	709,593
#	TTFB Co. Ltd.	53,400	294,221
#	TTY Biopharm Co. Ltd.	471,979	1,277,418
# *	Tul Corp.	58,000	111,188
	Tung Ho Steel Enterprise Corp.	1,527,630	3,361,668
	Tung Thih Electronic Co. Ltd.	18,824	33,728
#	TURVO International Co. Ltd.	98,922	901,784
#	TXC Corp.	898,053	2,456,429
	TYC Brother Industrial Co. Ltd.	454,980	712,375
*	Tycoons Group Enterprise	569,779	165,065
#	Tyntek Corp.	1,029,039	633,071
#	U-BEST Innovative Technology Co. Ltd.	316,000	168,640
	Ubright Optronics Corp.	20,000	35,557

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	UDE Corp.	251,000	$864,118
	Ultra Chip, Inc.	8,000	12,057
	U-Ming Marine Transport Corp.	1,358,000	2,669,547
#	Unic Technology Corp.	134,000	124,594
#	Union Bank of Taiwan	8,701,501	5,156,947
	Union Insurance Co. Ltd.	45,000	40,956
	Unitech Computer Co. Ltd.	341,804	442,778
#	Unitech Printed Circuit Board Corp.	1,985,519	3,239,797
	United Alloy-Tech Co.	9,000	17,037
#	United Integrated Services Co. Ltd.	265,951	7,583,902
	United Orthopedic Corp.	223,935	760,544
	United Radiant Technology	140,000	109,250
*	United Renewable Energy Co. Ltd.	1,804,437	639,367
	Univacco Technology, Inc.	125,000	180,468
	Universal Cement Corp.	1,556,341	1,460,348
	Universal Microwave Technology, Inc.	57,000	1,971,094
	Universal Vision Biotechnology Co. Ltd.	31,652	143,783
#	UPC Technology Corp.	1,971,124	697,035
#	Userjoy Technology Co. Ltd.	204,367	484,632
#	USI Corp.	1,812,156	693,150
*	Usun Technology Co. Ltd.	14,000	21,963
#	Utechzone Co. Ltd.	181,000	609,001
#	UVAT Technology Co. Ltd.	59,000	123,556
	Value Valves Co. Ltd.	27,000	70,242
	Ve Wong Corp.	556,696	696,559
#	Ventec International Group Co. Ltd.	27,000	76,609
	VIA Labs, Inc.	14,000	34,705
#	Via Technologies, Inc.	115,000	188,257
	Visco Vision, Inc.	71,000	383,425
#	Visual Photonics Epitaxy Co. Ltd.	517,772	2,738,800
	Vivotek, Inc.	91,704	288,584
	Vizionfocus, Inc.	3,000	16,688
		Shares	Value»
TAIWAN — (Continued)
	VSO Electronics Co. Ltd.	6,000	$22,034
# *	Wafer Works Corp.	1,255,443	1,467,455
#	Waffer Technology Corp.	333,821	603,644
#	Wah Hong Industrial Corp.	122,021	160,545
	Wah Lee Industrial Corp.	556,300	2,179,827
#	Walsin Technology Corp.	583,000	2,501,952
#	Walton Advanced Engineering, Inc.	719,197	1,768,219
	WAN HWA Enterprise Co.	374,238	131,071
*	We & Win Development Co. Ltd.	84,000	27,898
#	Wei Chuan Foods Corp.	614,000	284,590
#	Weikeng Industrial Co. Ltd.	1,269,459	1,236,933
#	Well Shin Technology Co. Ltd.	291,000	471,828
	Welldone Co.	15,000	23,308
	Weltrend Semiconductor	26,000	42,843
#	Wholetech System Hitech Ltd.	170,000	706,814
#	Win Semiconductors Corp.	545,000	4,029,990
#	Winmate, Inc.	125,000	572,948
#	Winstek Semiconductor Co. Ltd.	234,000	1,032,315
* ††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	40,000	4,917,198
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,643,686
#	Wiselink Co. Ltd.	174,731	1,090,176
#	WITS Corp.	87,901	339,114
	WNC Corp.	586,184	3,418,523
#	Wonderful Hi-Tech Co. Ltd.	299,000	448,257
	Wowprime Corp.	225,400	1,522,056
#	WUS Printed Circuit Co. Ltd.	529,737	1,635,908
	XAC Automation Corp.	40,000	32,053
#	XinTec, Inc.	336,000	1,777,360
#	Xxentria Technology Materials Corp.	366,160	442,972
	Yankey Engineering Co. Ltd.	95,222	1,784,848
#	YC INOX Co. Ltd.	1,111,699	790,029

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yea Shin International Development Co. Ltd.	850,753	$665,252
#	Yem Chio Co. Ltd.	965,188	412,197
	Yen Sun Technology Corp.	126,000	202,012
*	Yeong Guan Energy Technology Group Co. Ltd.	86,000	46,464
#	YFY, Inc.	1,736,212	1,379,080
#	Yi Jinn Industrial Co. Ltd.	702,748	340,296
*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,656,629
#	Young Fast Optoelectronics Co. Ltd.	276,872	561,526
*	Young Optics, Inc.	50,000	85,666
	Youngtek Electronics Corp.	254,666	575,992
	Yuanta Futures Co. Ltd.	371,200	1,107,928
	Yuen Foong Yu Consumer Products Co. Ltd.	95,000	115,834
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	606,753
#	Yungshin Construction & Development Co. Ltd.	338,000	637,211
#	YungShin Global Holding Corp.	748,015	1,323,086
	Yusin Holding Corp.	24,086	52,550
#	Zeng Hsing Industrial Co. Ltd.	135,726	412,988
	Zenitron Corp.	635,000	920,921
#	Zero One Technology Co. Ltd.	448,226	1,580,437
*	Zig Sheng Industrial Co. Ltd.	824,732	232,522
	ZillTek Technology Corp.	33,000	192,177
# *	Zinwell Corp.	146,586	190,310
	Zippy Technology Corp.	409,948	654,387
#	Zyxel Group Corp.	859,225	987,886
TOTAL TAIWAN			734,317,489
THAILAND — (0.8%)
	AAPICO Hitech PCL (AH/F TB)	274,332	113,278
		Shares	Value»
THAILAND — (Continued)
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	$1,598
	Advanced Information Technology PCL, Class F	2,237,800	353,962
	AEON Thana Sinsap Thailand PCL	69,500	213,095
	Allianz Ayudhya Capital PCL	89,200	102,831
	Amata Corp. PCL	1,968,410	977,958
#	AP Thailand PCL	4,215,816	1,211,863
*	Asia Aviation PCL, NVDR	800,700	29,162
	Asia Plus Group Holdings PCL	3,206,900	214,236
	Asian Alliance International PCL	320,300	42,904
	Asian Sea Corp. PCL	222,200	52,657
	Aurora Design PCL	306,500	126,360
	B Grimm Power PCL	688,799	279,177
	Bangkok Airways PCL	570,900	276,656
#	Bangkok Commercial Asset Management PCL	2,255,700	572,727
	Bangkok Land PCL	11,642,299	166,468
	Bangkok Life Assurance PCL, NVDR	155,300	105,106
	BCPG PCL	251,100	56,583
	Betagro PCL	455,800	246,517
	BKI Holdings PCL	180,681	1,729,050
*	BTS Group Holdings PCL	1,049,400	72,495
#	Cal-Comp Electronics Thailand PCL, Class F	5,875,252	888,603
	CH Karnchang PCL	1,077,700	428,030
#	Chularat Hospital PCL	3,078,900	153,514
	CK Power PCL	820,200	59,533
	Cotto F	2,521,400	15,225
	Dhipaya Group Holdings PCL	998,900	640,640
	Ditto Thailand PCL	250,100	89,138
	Dohome PCL	601,900	67,360
	Don Muang Tollway PCL	335,100	112,863
	Dynasty Ceramic PCL	12,722,400	492,972
	Eastern Polymer Group PCL	130,000	13,336

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	464,700	$28,347
	Ekachai Medical Care PCL	317,321	50,231
*	Energy Absolute PCL	5,073,600	442,009
	Erawan Group PCL	2,458,500	197,979
#	Exotic Food PCL	349,000	156,160
# *	Forth Corp. PCL	436,900	80,470
	Forth Smart Service PCL	504,751	99,473
	GFPT PCL	1,453,500	442,687
	Global Green Chemicals PCL	35,300	3,597
#	Gunkul Engineering PCL	3,574,399	206,427
	Haad Thip PCL	456,400	218,816
#	Hana Microelectronics PCL	563,500	312,036
	Heng Leasing & Capital PCL	1,410,500	42,211
	ICC International PCL	351,989	276,332
	Ichitan Group PCL	1,418,000	626,637
#	IRPC PCL	9,982,700	368,357
	IT City PCL	152,900	16,000
* ††	ITV PLC	2,785,600	0
	Jaymart Group Holdings PCL	714,200	164,257
#	JMT Network Services PCL	784,500	211,159
#	Karmarts PCL	1,733,116	486,745
	KCE Electronics PCL	587,900	350,660
	KGI Securities Thailand PCL	502,000	65,795
	Khon Kaen Sugar Industry PCL	484,056	18,876
	Klinique Medical Clinic PCL	41,900	30,545
	Lalin Property PCL	212,500	31,847
	Lanna Resources PCL	71,600	35,541
	LH Financial Group PCL	2,582,139	80,343
	Loxley PCL	1,522,176	60,705
	Major Cineplex Group PCL	264,000	55,381
	MBK PCL	2,559,155	1,464,856
#	MC Group PCL	786,100	289,392
	MCS Steel PCL	646,400	175,612
	Mega Lifesciences PCL	499,300	572,209
		Shares	Value»
THAILAND — (Continued)
#	MK Restaurants Group PCL	189,000	$113,145
#	Moshi Moshi Retail Corp. PLC	99,700	110,192
	Muang Thai Insurance PCL	311,680	156,509
	Netbay PCL	115,526	79,711
	Northeast Rubber PCL	732,712	111,231
#	Plan B Media PCL	2,381,156	275,841
	Polyplex Thailand PCL	993,050	255,721
	Praram 9 Hospital PCL	694,500	418,800
	Precious Shipping PCL	865,631	174,954
	Prima Marine PCL	1,655,666	376,057
*	Property Perfect PCL	4,441,846	6,989
*	PSG Corp. PCL	734,712	53,705
#	PTG Energy PCL	2,485,400	596,019
	Quality Houses PCL	17,027,326	698,614
#	Ratchthani Leasing PCL	6,020,099	317,937
	Regional Container Lines PCL	690,200	603,811
	Rojana Industrial Park PCL	1,182,054	172,694
	Sabina PCL	118,500	60,142
	Saha Pathana Inter-Holding PCL	1,005,000	1,345,322
	Saha-Union PCL	551,000	476,479
	Samart Corp. PCL	828,900	154,920
#	Sansiri PCL	27,817,510	1,212,545
#	Sappe PCL	336,900	353,091
#	SC Asset Corp. PCL	4,669,015	253,628
	Siam Global House PCL	600,300	131,253
#	Siamgas & Petrochemicals PCL	2,078,300	481,947
*	Singer Thailand PCL	427,100	64,488
	SiS Distribution Thailand PCL	20,200	12,964
#	SISB PCL	425,300	140,217
#	Somboon Advance Technology PCL	516,237	242,703
	SPCG PCL	109,600	33,419
#	Sri Trang Agro-Industry PCL	792,349	322,529
#	Sri Trang Gloves Thailand PCL	958,200	272,768
	Srivichai Vejvivat PCL	630,409	164,007

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	707,600	$152,274
*	STP & I PCL	35,864	5,211
	Supalai PCL	862,600	498,525
	SVI PCL	881,200	206,200
	Synnex Thailand PCL	148,300	46,410
	TAC Consumer PCL	934,731	161,755
#	Taokaenoi Food & Marketing PCL, Class F	208,300	26,939
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	803,876
	Thai Vegetable Oil PCL	976,882	726,015
	Thai Wacoal PCL	66,300	35,649
*	Thaicom PCL	481,900	140,480
#	Thaifoods Group PCL	2,226,600	336,299
	Thoresen Thai Agencies PCL	1,419,778	190,507
	Tipco Asphalt PCL (TASCO/F TB)	1,064,174	476,717
	TIPCO Foods PCL	250,482	61,512
	TKS Technologies PCL	103,343	20,329
	TOA Paint Thailand PCL	317,200	146,254
	TPI Polene PCL	913,800	21,221
	TPI Polene Power PCL	2,187,082	127,240
	TTW PCL	2,326,300	679,853
	United Paper PCL	490,800	117,698
	Univanich Palm Oil PCL	1,335,500	543,420
	VGI PCL	10,303,600	281,211
††	Vinythai PCL	16,237	1,182
*	Xspring Capital PCL	7,440,500	108,732
TOTAL THAILAND			33,727,450
TURKEY — (1.0%)
*	Adese Gayrimenkul Yatirim AS	8,254,051	250,601
	Afyon Cimento Sanayi TAS	34,215	11,533
	Agesa Hayat ve Emeklilik AS	52,014	300,946
*	Ahes Gayrimenkul Yatirim Ortakligi AS	66,651	36,745
	Akcansa Cimento AS	79,426	355,685
*	Akfen Yenilenebilir Enerji AS	338,489	145,554
	Aksa Akrilik Kimya Sanayii AS	2,890,208	736,302
		Shares	Value»
TURKEY — (Continued)
*	Aksigorta AS	1,088,258	$206,808
	Alarko Holding AS	166,380	414,524
	Albaraka Turk Katilim Bankasi AS	3,563,686	758,655
*	Alkim Alkali Kimya AS	353,084	157,569
*	Altinay Savunma Teknolojileri AS	222,100	83,594
	Anadolu Anonim Turk Sigorta Sirketi	976,380	641,970
	Anadolu Hayat Emeklilik AS	115,116	327,207
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	36,829
	ARD Grup Bilisim Teknolojileri AS	319,909	347,013
*	Aydem Yenilenebilir Enerji AS	97,467	56,092
	Aygaz AS	71,677	395,464
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	67,940	71,675
# *	Baticim Bati Anadolu Cimento Sanayii AS	3,013,711	334,549
*	Bera Holding AS	1,794,246	744,109
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	240,726	79,352
*	BMS Birlesik Metal Sanayi VE Ticaret AS	87,055	204,473
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	6,280	22,812
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	134,169
	Bursa Cimento Fabrikasi AS	410,877	65,812
*	Can2 Termik AS	8,573,342	412,710
	Celebi Hava Servisi AS	1,988	83,332
*	Cemas Dokum Sanayi AS	1,079,879	145,104
	Cemtas Celik Makina Sanayi Ve Ticaret AS	72,429	20,417
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	707,444

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	565,456	$423,680
*	DAP Gayrimenkul Gelistirme AS	780,019	194,052
*	Dardanel Onentas Gida Sanayi AS	2,610,913	146,726
*	Deva Holding AS	46,684	71,727
#	Dogan Sirketler Grubu Holding AS	1,542,826	770,535
	Dogu Aras Enerji Yatirimlari AS	33,781	63,737
	Dogus Otomotiv Servis ve Ticaret AS	129,700	684,878
	Ebebek Magazacilik AS	17,360	24,046
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	114,192
	EGE Endustri VE Ticaret AS	1,934	329,466
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	261,536	716,881
*	Emek Elektrik Endustrisi AS	62,560	29,173
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	197,627
	Escar Turizm Tasimacilik Ticaret AS	87,700	56,572
*	Esenboga Elektrik Uretim AS	1,443,343	131,094
# *	Europen Endustri Insaat Sanayi VE Ticaret AS	1,046,838	120,991
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	216,570
*	Formet Metal ve Cam Sanayi AS	465,193	31,471
	Galata Wind Enerji AS	94,782	57,610
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	27,141	75,369
	Gentas Genel Metal Sanayi ve Ticaret AS	408,417	118,511
		Shares	Value»
TURKEY — (Continued)
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	60,338	$83,489
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	112,525	143,466
	Global Yatirim Holding AS	4,413,302	1,490,414
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	174,472	91,037
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	27,135	222,833
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	480,945	282,019
*	GSD Holding AS	1,298,985	150,949
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	26,792	234,698
# *	Hektas Ticaret TAS	2,787,218	215,937
*	Hitit Bilgisayar Hizmetleri AS	96,971	101,266
*	IC Enterra Yenilenebilir Enerji AS	369,996	94,619
*	Ihlas Holding AS	483,947	25,567
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	247,017
*	Is Finansal Kiralama AS	721,188	356,544
	Is Yatirim Menkul Degerler AS	335,942	371,343
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	466,735	122,716
*	Isiklar Enerji ve Yapi Holding AS	492,320	854,019
*	Izdemir Enerji Elektrik Uretim AS	1,170,630	256,791
*	Izmir Demir Celik Sanayi AS	227,980	38,274
*	Izmir Firca Sanayi ve Ticaret AS	349,885	437,081
	Jantsa Jant Sanayi Ve Ticaret AS	157,135	71,324

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	389,179	$356,615
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	120,932	88,579
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	335,815	218,448
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	1,128,335	756,687
*	Karsan Otomotiv Sanayii Ve Ticaret AS	263,079	60,111
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	319,402
*	Kayseri Seker Fabrikasi AS	1,279,912	144,223
	Kocaer Celik Sanayi Ve Ticaret AS	285,056	75,960
*	Koza Polyester Sanayi VE Ticaret AS	762,517	102,747
	Kuzey Boru AS	137,220	49,384
	LDR Turizm AS	604,809	999,854
	Lila Kagit Sanayi ve Ticaret AS	99,667	73,267
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	54,129	41,222
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	607,003
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	244,693	99,886
*	Loras Holding AS	1,530,444	150,733
*	Margun Enerji Uretim Sanayi VE Ticaret AS	241,590	228,627
*	Marmara Holding AS	2	0
*	Marmaris Altinyunus Turistik Tesisler AS	1,261	27,552
		Shares	Value»
TURKEY — (Continued)
# Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	$1,213,448
*	Mega Metal Sanayi VE Ticaret AS	73,453	110,901
# *	MIA Teknoloji AS	146,016	125,041
* Ω	MLP Saglik Hizmetleri AS	150,247	1,628,198
*	Mogan Enerji Yatirim Holding AS	397,056	81,241
*	Naturel Yenilenebilir Enerji Ticaret AS	114,793	22,643
	Naturelgaz Sanayi ve Ticaret AS	278,425	73,643
*	NET Holding AS	504,913	558,014
	Nuh Cimento Sanayi AS	117,923	651,550
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	301,778
*	Orge Enerji Elektrik Taahhut AS	94,329	155,794
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	83,760	36,891
*	Parsan Makina Parcalari Sanayii AS	38,908	89,151
*	Peker Gayrimenkul Yatirim Ortakligi AS	3,167,513	729,627
*	Polisan Holding AS	100,204	41,960
*	Politeknik Metal Sanayi ve Ticaret AS	326	47,269
*	Reysas Tasimacilik ve Lojistik Ticaret AS	4,785,744	2,024,997
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	110,889	75,237
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,018,674	3,182,211
	SDT Uzay VE Savunma Teknolojileri AS	24,907	116,965
	Sekerbank Turk AS	1,683,553	353,787

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	$493,750
*	Sok Marketler Ticaret AS	390,585	583,564
	Suwen Tekstil Sanayi Pazarlama AS	508,798	104,800
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	31,179	18,996
*	Tatlipinar Enerji Uretim AS	252,932	67,032
	Tekfen Holding AS	376,404	664,422
*	Teknosa Ic Ve Dis Ticaret AS	19,267	11,269
*	Trust Anadolu Metal Madencilik Isletmeleri AS	722,538	2,373,650
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	213,098	526,940
*	Tukas Gida Sanayi ve Ticaret AS	4,244,278	283,461
*	Tumosan Motor ve Traktor Sanayi AS	47,923	124,521
	Turcas Holding AS	30,417	32,783
*	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	742,266
#	Ulker Biskuvi Sanayi AS	291,883	910,704
*	Vakif Finansal Kiralama AS	1,828,850	87,226
# *	Vestel Elektronik Sanayi ve Ticaret AS	16,212	11,707
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	299,602	330,876
*	Yayla Agro Gida Sanayi VE Nakliyat AS	249,455	73,534
*	YEO Teknoloji Enerji VE Endustri AS	67,175	67,128
*	Yesil Yapi Endustrisi AS	472,927	19,924
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	76,441	45,005
		Shares	Value»
TURKEY — (Continued)
	Yunsa Yunlu Sanayi VE Ticare AS	3	$1
*	Zorlu Enerji Elektrik Uretim AS	779,454	59,279
TOTAL TURKEY			42,408,844
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Islamic Bank PJSC	1,069,160	7,090,824
	Abu Dhabi National Hotels	7,146,276	851,490
	Abu Dhabi National Insurance Co. PSC	113,777	247,574
*	Abu Dhabi Ports Co. PJSC	830,198	1,167,326
	Abu Dhabi Ship Building Co. PJSC	185,795	410,014
	ADNOC Logistics & Services	127,051	194,157
	Agility Global PLC	2,490,081	915,436
	Agthia Group PJSC	539,135	543,444
	Air Arabia PJSC	6,492,326	8,811,139
	Ajman Bank PJSC	3,601,522	1,451,374
*	AL Seer Marine Supplies & Equipment Co. LLC	108,946	73,017
	Alef Education Holding PLC	117,621	33,007
	Amanat Holdings PJSC	3,333,761	1,170,682
	Americana Restaurants International PLC - Foreign Co.	2,112,870	896,621
*	Amlak Finance PJSC	1,681,363	810,340
*	Apex Investment Co. PSC	2,132,939	1,957,903
*	Bank of Sharjah	1,046,160	361,581
	Burjeel Holdings PLC	691,883	237,447
	Dana Gas PJSC	10,993,103	2,796,352
	Deyaar Development PJSC	4,393,484	1,221,288
	Dubai Financial Market PJSC	4,033,703	1,821,812
	Dubai Investments PJSC	4,562,336	4,972,349
	Dubai Taxi Co. PJSC	83,743	64,812
	Emaar Development PJSC	623,373	2,921,746

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Central Cooling Systems Corp.	1,778,580	$852,286
*	EMSTEEL Building Materials PJSC	1,795,563	567,925
*	Eshraq Investments PJSC	1,792,114	219,770
	Fertiglobe PLC	747,752	552,000
*	Gulf Navigation Holding PJSC	1,089,050	665,991
*	Gulf Pharmaceutical Industries PSC	287,918	91,002
*	Manazel PJSC	1,789,641	147,781
	National Central Cooling Co. PJSC	755,754	617,730
	NMDC Group PJSC	76,930	430,838
	Palms Sports PrJSC	9,960	22,442
	Parkin Co. PJSC	508,423	856,069
*	Presight AI Holding PLC	787,416	723,839
	Pure Health Holding PJSC	546,750	406,458
*	RAK Properties PJSC	3,941,291	1,395,968
	Ras Al Khaimah Ceramics PJSC	812,709	562,249
	Sharjah Islamic Bank	1,558,619	1,515,101
*	Shuaa Capital PSC	1,493,192	94,885
	Taaleem Holdings PJSC	140,955	160,803
	TECOM Group PJSC	336,524	344,563
*	Two Point Zero Group PJSC	4,640,262	2,851,719
*	Union Properties PJSC	6,736,585	1,596,700
TOTAL UNITED ARAB EMIRATES			55,697,854
TOTAL COMMON STOCKS			3,942,628,403
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 13.231%	8,100	22,117
	Banco ABC Brasil SA, 9.667%	201,369	1,026,216
Ω	Banco BMG SA, 10.786%	268,348	255,460
	Banco do Estado do Rio Grande do Sul SA, 8.900%	507,370	1,736,304
	Shares	Value»

BRAZIL — (Continued)
Banco Pine SA, 5.174%	16,700	$42,426
Centrais Eletricas de Santa Catarina SA, 6.947%	59,700	1,588,030
Cia de Ferro Ligas da Bahia FERBASA, 8.707%	572,904	912,249
Cia De Sanena Do Parana, 4.533%	2,714,790	4,544,639
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,744	651,198
Eucatex SA Industria e Comercio, 5.357%	78,843	314,608
Isa Energia Brasil SA, 9.871%	455,278	2,410,155
Marcopolo SA, 17.759%	2,132,584	2,613,684
Randoncorp SA, 0.726%	456,587	558,723
Schulz SA, 11.852%	370,405	375,842
Unipar Carbocloro SA, 19.844%	77,517	926,036
* Usinas Siderurgicas de Minas Gerais SA Usiminas	624,480	747,561
TOTAL BRAZIL		18,725,248
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 4.282%	95,554	168,307
Embotelladora Andina SA, 1.318%	46,148	242,413
TOTAL CHILE		410,720
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 2.827%	191,921	46,463
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	343,339	206,130
TOTAL PREFERRED STOCKS		19,388,561

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	22,142	$3,366
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	1,988,285	40,351
*	Lianson Fleet Group Bhd. Warrants 02/11/2031	21,150	0
TOTAL MALAYSIA			40,351
SOUTH KOREA — (0.0%)
*	Tway Air Co. Ltd. Rights 03/12/2026	2,444	424
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	81,118	275,806
*	Speed Tech Corp. Rights 01/15/2026	32,384	3,602
TOTAL TAIWAN			279,408
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,053,005	0
TOTAL RIGHTS/WARRANTS			323,549
TOTAL INVESTMENT SECURITIES (Cost $2,128,094,784)			3,962,340,513

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	5,764,949	$66,683,170
TOTAL INVESTMENTS — (100.0%)
(Cost $2,194,777,843)^^			$4,029,023,683

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
GO	General Obligation
REIT	Real Estate Investment Trust

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2026, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	81	03/20/26	$27,488,909	$28,211,287	$722,378
Total Futures Contracts			$27,488,909	$28,211,287	$722,378

The Emerging Markets Small Cap Series
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $220,419,949 or 5.5% of net assets.
Summary of the Series' investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$140,760,995	$67,841	—	$140,828,836
Chile	2,322,866	33,439,663	—	35,762,529
China	31,159,817	1,090,661,228	$637,678	1,122,458,723
Colombia	2,945,552	1,084,994	—	4,030,546
Greece	—	35,237,588	—	35,237,588
Hong Kong	—	274,474	—	274,474
Hungary	—	7,265,419	—	7,265,419
India	5,806,641	660,405,011	—	666,211,652
Indonesia	—	58,542,359	88,167	58,630,526
Kuwait	—	26,980,748	241,924	27,222,672
Malaysia	—	56,714,462	48	56,714,510
Mexico	110,733,196	6,350,806	—	117,084,002
Philippines	—	28,653,278	12,314	28,665,592
Poland	—	74,205,313	—	74,205,313
Qatar	—	28,274,176	—	28,274,176
Saudi Arabia	39,005	102,772,535	—	102,811,540
South Africa	22,001,348	114,197,796	—	136,199,144
South Korea	652,410	433,603,991	343,123	434,599,524
Taiwan	—	734,272,045	45,444	734,317,489
Thailand	210,214	33,516,054	1,182	33,727,450
Turkey	—	42,408,844	—	42,408,844
United Arab Emirates	—	55,697,854	—	55,697,854
Preferred Stocks
Brazil	18,725,248	—	—	18,725,248
Chile	—	410,720	—	410,720
Colombia	46,463	—	—	46,463
Philippines	—	206,130	—	206,130
Rights/Warrants
Brazil	—	3,366	—	3,366
Malaysia	—	40,351	—	40,351
South Korea	—	424	—	424
Taiwan	—	279,408	—	279,408
Thailand	—	—	—	—
Securities Lending Collateral	—	66,683,170	—	66,683,170
Total Investments in Securities	$335,403,755	$3,692,250,048	$1,369,880˂˃	$4,029,023,683
Financial Instruments
Assets
Futures Contracts**	722,378	—	—	722,378
Total Financial Instruments	$722,378	—	—	$722,378
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock

Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,244,266
The DFA International Value Series	10,164,644
The Japanese Small Company Series	2,366,138

Federal Tax Cost
The Asia Pacific Small Company Series	$1,405,929
The United Kingdom Small Company Series	1,396,846
The Continental Small Company Series	4,286,784
The Emerging Markets Series	3,377,890
The Emerging Markets Small Cap Series	2,396,483
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.